UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04347

GMO Trust, on behalf of the following series: (the “Covered Series”)-attached Schedule A
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Scott Eston, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/06

Date of reporting period:	02/28/06

Except as otherwise noted, the information included in this filing (including related certifications) relates solely to the Covered Series.  GMO Trust has submitted a Form 12b-25 notification with respect to the Covered Series.

Schedule A - (the "Covered Series")
GMO U.S. Core Fund
GMO U.S. Core Equity Fund
GMO Small/Mid Cap Growth Fund
GMO U.S. Small/Mid Cap Growth Fund
GMO Small/Mid Cap Value Fund
GMO U.S. Small/Mid Cap Value Fund
GMO Value Fund
GMO U.S. Value Fund
GMO Growth Fund
GMO U.S. Growth Fund
GMO Intrinsic Value Fund
GMO U.S. Intrinsic Value Fund
GMO International Disciplined Equity Fund
GMO International Core Equity Fund
GMO International Growth Fund
GMO International Growth Equity Fund

Item 1. Reports to Stockholders.

The annual reports for each Covered Series of the registrant for the periods ended February 28, 2006 are filed herewith.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Small/Mid Cap Growth Fund

(Formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Since September 16, 2005, the GMO Small/Mid Cap Growth Fund returned +9.3% for the fiscal period ended February 28, 2006, as compared to +10.2% for the Russell 2500 Growth Index for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

The portfolio's underperformance for the period is primarily attributed to stock selection, which was hindered by picks among health care, food & beverage, and construction issues. Selections in oil & gas, retail stores, and transportation securities contributed to relative performance.

Sector selection was also negative relative to the benchmark for the period, due in part to the portfolio's underweight position in technology. This was slightly counteracted by the portfolio's overweight position in machinery and underweight position in health care.

For the period, both momentum and valuation stock selection strategies provided negative impacts on the portfolio's overall relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Comparison of Change in Value of a $5,000,000 Investment in GMO Small/Mid Cap Growth Fund Class III Shares (Formerly the GMO Small Cap Growth Fund) and the Russell 2500 Growth Index As of February 28, 2006

$5,600,000
$5,500,000
$5,400,000
$5,300,000
$5,200,000
$5,100,000
$5,000,000
$4,900,000
2005
2006
Average Annual Total Returns
Since Inception†
Class III
9/16/05
8.20%
$5,510,165
$5,410,060
9/16/05
$4,975,000
GMO Small/Mid Cap Growth Fund
Russell 2500 Growth Index

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes a purchase at the beginning and a redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  See Note 1 to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.7%
Short-Term Investment(s)	2.8
Other	(1.5)
100.0%
Industry Sector Summary	% of Equity Investments
Technology	22.7%
Health Care	14.8
Services	11.1
Financial	9.4
Retail Stores	7.9
Construction	7.3
Machinery	6.2
Consumer Goods	4.9
Oil & Gas	4.9
Manufacturing	3.0
Transportation	1.7
Utility	1.5
Automotive	1.4
Food & Beverage	1.3
Primary Process Industry	1.2
Metals & Mining	0.7
100.0%

1

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%
	Automotive — 1.4%
400	Goodyear Tire & Rubber Co. (The) *	5,732
200	LKQ Corp. *	4,404
200	Oshkosh Truck Corp.	11,346
200	TRW Automotive Holdings Corp. *	5,120
		26,602
	Construction — 7.2%
100	American Woodmark Corp.	3,400
100	Beazer Homes USA, Inc.	6,345
100	Drew Industries, Inc. *	3,245
100	Florida Rock Industries, Inc.	5,761
200	Forest City Enterprises, Inc.-Class A	8,102
100	Hovnanian Enterprises, Inc. *	4,611
200	Jacobs Engineering Group, Inc. *	17,148
100	Kilroy Realty Corp. REIT	7,482
200	Lennox International, Inc.	6,430
200	Martin Marietta Materials, Inc.	19,500
100	MDC Holdings, Inc.	6,129
100	Meritage Homes Corp. *	5,853
100	Ryland Group, Inc.	6,975
100	Simpson Manufacturing Co., Inc.	3,909
100	Standard-Pacific Corp.	3,285
100	Thor Industries, Inc.	4,720
100	Toll Brothers, Inc. *	3,236
100	USG Corp. *	8,448
100	Washington Group International, Inc.	5,837
100	Watsco, Inc.	6,962
		137,378

See accompanying notes to the financial statements.

2

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Consumer Goods — 4.8%
100	Bebe Stores, Inc.	1,717
100	Blyth, Inc.	2,228
100	Carter's, Inc. *	6,399
100	Chattem, Inc. *	3,899
100	Columbia Sportswear Co. *	5,036
100	Ethan Allen Interiors, Inc.	4,071
100	Fossil, Inc. *	1,702
100	Genesco, Inc. *	4,060
200	Guess ?, Inc. *	7,238
300	Herman Miller, Inc.	9,057
100	HNI Corp.	5,829
100	Kenneth Cole Productions, Inc.-Class A	2,751
100	K-Swiss, Inc.-Class A	2,918
100	Matthews International Corp.-Class A	3,714
200	Maytag Corp.	3,440
100	Phillips-Van Heusen Corp.	3,550
500	Playtex Products, Inc. *	5,250
100	Skechers U.S.A., Inc.-Class A *	2,120
100	Steven Madden, Ltd.	3,205
100	Timberland Co.-Class A *	3,505
200	Tupperware Corp.	4,238
300	Vector Group, Ltd.	5,583
		91,510
	Financial — 9.2%
200	21st Century Insurance Group	3,240
100	Amerco, Inc. *	8,884
100	American Financial Group, Inc.	4,140
200	Arthur J. Gallagher & Co.	5,898
100	Bank of Hawaii Corp.	5,340
100	Calamos Asset Management, Inc.-Class A	3,837
100	Capital Corp. of the West	3,364
200	CB Richard Ellis Group, Inc.-Class A *	13,736
100	Corus Bankshares, Inc.	6,005

See accompanying notes to the financial statements.

3

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
100	Cullen/Frost Bankers, Inc.	5,512
100	Equifax, Inc.	3,664
100	Erie Indemnity Co.-Class A	5,307
100	Euronet Worldwide, Inc. *	3,506
100	First American Corp.	4,216
100	First Midwest Bancorp, Inc.	3,363
100	First State Bancorp	2,582
100	Flagstar Bancorp, Inc.	1,545
100	Fremont General Corp.	2,372
100	GATX Corp.	3,970
100	HCC Insurance Holdings, Inc.	3,219
100	IndyMac Bancorp, Inc.	3,882
100	Investors Financial Services Corp.	4,511
100	Jefferies Group, Inc.	5,704
100	Nara Bancorp, Inc.	1,747
100	Nasdaq Stock Market, Inc. *	4,051
100	Nelnet, Inc.-Class A *	4,145
100	People's Bank	3,094
100	Student Loan Corp.	21,949
200	TCF Financial Corp.	5,072
100	Universal American Financial Corp. *	1,515
200	Valley National Bancorp	4,858
100	Westamerica Bancorporation	5,424
100	Wilmington Trust Corp.	4,281
200	WR Berkley Corp.	11,578
		175,511
	Food & Beverage — 1.3%
200	Flowers Foods, Inc.	5,500
100	Gold Kist, Inc. *	1,327
100	Hansen Natural Corp. *	9,334
100	Lancaster Colony Corp.	4,014
100	USANA Health Sciences, Inc. *	4,315
		24,490

See accompanying notes to the financial statements.

4

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — 14.6%
200	American Pharmaceutical Partners, Inc. *	6,048
100	Apria Healthcare Group *	2,299
100	Bausch & Lomb, Inc.	6,921
100	Beverly Enterprises, Inc. *	1,236
300	Cerner Corp. *	12,489
200	Community Health Systems, Inc. *	7,584
100	Dade Behring Holdings, Inc.	3,648
100	Edwards Lifesciences Corp. *	4,135
400	Health Net, Inc. *	19,180
100	Henry Schein, Inc. *	4,665
200	Hologic, Inc. *	9,566
100	Idexx Laboratories, Inc. *	7,858
100	Intuitive Surgical, Inc. *	9,020
100	Invitrogen Corp. *	7,093
100	Kindred Healthcare, Inc. *	2,162
200	King Pharmaceuticals, Inc. *	3,250
100	Kyphon, Inc. *	3,571
100	Lifecell Corp. *	2,206
200	Lincare Holdings, Inc. *	8,180
100	Manor Care, Inc.	4,135
100	Mentor Corp.	4,304
300	Merit Medical Systems, Inc. *	4,275
200	Odyssey HealthCare, Inc. *	3,764
300	Omnicare, Inc.	18,255
500	OraSure Technologies, Inc. *	4,760
100	Owens & Minor, Inc.	3,189
200	PDL BioPharma, Inc. *	6,262
100	Per-Se Technologies, Inc. *	2,526
200	Pharmaceutical Product Development, Inc.	13,918
200	Psychiatric Solutions, Inc. *	6,606
300	Regeneron Pharmaceuticals, Inc. *	4,911
100	RehabCare Group, Inc. *	2,018
200	ResMed, Inc. *	8,118
300	Respironics, Inc. *	10,908

See accompanying notes to the financial statements.

5

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
400	Spectranetics Corp. *	4,584
200	Sunrise Senior Living, Inc. *	7,092
200	Techne Corp. *	11,894
100	United Surgical Partners International, Inc. *	3,515
100	United Therapeutics Corp. *	6,164
200	Universal Health Services, Inc.-Class B	10,046
200	VCA Antech, Inc. *	5,590
100	Ventiv Health, Inc. *	2,786
300	Viropharma, Inc. *	5,805
		276,536
	Machinery — 6.1%
200	CAL Dive International, Inc. *	7,042
300	Cooper Cameron Corp. *	12,150
100	Cummins, Inc.	10,828
200	Flowserve Corp. *	10,280
400	Grant Prideco, Inc. *	16,188
100	Hydril *	6,734
200	Joy Global, Inc.	10,312
100	Lincoln Electric Holdings, Inc.	4,616
100	Maverick Tube Corp. *	4,653
100	MSC Industrial Direct Co.-Class A	4,737
100	Oceaneering International, Inc. *	5,514
200	Oil States International, Inc. *	6,906
100	Superior Energy Services, Inc. *	2,600
100	Terex Corp. *	7,915
100	Tidewater, Inc.	5,225
		115,700
	Manufacturing — 3.0%
100	Ball Corp.	4,260
200	Barnes Group, Inc.	7,676
100	Crown Holdings, Inc. *	1,830
100	Harsco Corp.	7,978

See accompanying notes to the financial statements.

6

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Manufacturing — continued
100	Mobile Mini, Inc. *	5,448
100	Mueller Industries, Inc.	3,301
300	Myers Industries, Inc.	4,800
100	Owens-IIlinois, Inc. *	1,874
100	Reliance Steel & Aluminum Co.	8,239
200	Timken Co.	5,736
100	Trinity Industries, Inc.	5,300
		56,442
	Metals & Mining — 0.7%
200	CONSOL Energy, Inc.	12,804
	Oil & Gas — 4.9%
200	Frontier Oil Corp.	9,250
300	Grey Wolf, Inc. *	2,082
300	Helmerich & Payne, Inc.	19,731
42	Occidental Petroleum Corp.	3,845
500	Patterson-UTI Energy, Inc.	13,775
200	Pioneer Drilling Co. *	2,878
200	Pride International, Inc. *	6,194
100	Remington Oil & Gas Corp. *	4,190
300	Rowan Cos., Inc.	12,075
100	Swift Energy Co. *	3,876
100	Tesoro Corp.	6,041
100	Todco-Class A	3,352
100	Unit Corp. *	5,317
		92,606
	Primary Process Industry — 1.2%
100	Airgas, Inc.	3,639
300	Celanese Corp.-Class A	6,420
100	Engelhard Corp.	3,975
100	Millipore Corp. *	6,933
100	Worthington Industries, Inc.	1,960
		22,927

See accompanying notes to the financial statements.

7

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Retail Stores — 7.8%
300	Advance Auto Parts *	12,405
100	American Eagle Outfitters, Inc.	2,544
100	Chico's FAS, Inc. *	4,705
100	Children's Place Retail Stores *	4,667
100	Christopher & Banks Corp.	2,193
100	Claire's Stores, Inc.	3,204
200	Conn's, Inc. *	7,450
200	Dollar Tree Stores, Inc. *	5,484
200	Dress Barn, Inc. *	8,636
200	Fastenal Co.	8,782
100	Great Atlantic & Pacific Tea Co. *	3,226
200	Gymboree Corp. *	4,572
150	Hibbett Sporting Goods, Inc. *	4,812
100	HOT Topic, Inc. *	1,318
100	Insight Enterprises, Inc. *	2,153
125	JOS A. Bank Clothiers, Inc. *	5,576
100	Longs Drug Stores Corp.	3,837
200	Men's Wearhouse, Inc. *	6,264
100	Movie Gallery, Inc.	319
300	NetFlix, Inc. *	8,043
400	O'Reilly Automotive, Inc. *	13,088
100	Pacific Sunwear of California, Inc. *	2,381
100	Pantry (The), Inc. *	5,917
200	Payless Shoesource, Inc. *	4,740
100	Pier 1 Imports, Inc.	1,053
200	Rent-A-Center, Inc. *	4,668
200	Ross Stores, Inc.	5,664
100	Talbots, Inc.	2,666
100	Too, Inc. *	3,043
100	Williams-Sonoma, Inc. *	4,049
		147,459

See accompanying notes to the financial statements.

8

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Services — 11.0%
100	Administaff, Inc.	4,745
200	American Reprographics Co. *	5,740
100	Applebee's International, Inc.	2,314
100	Applied Industrial Technologies, Inc.	4,278
200	Aramark Corp.-Class B	5,692
500	BearingPoint, Inc. *	4,455
100	Bright Horizons Family Solutions, Inc. *	3,351
100	Brinker International, Inc.	4,165
200	Career Education Corp. *	6,568
100	CBRL Group, Inc.	4,443
100	CDI Corp.	2,449
100	CEC Entertainment, Inc. *	3,256
500	Cenveo, Inc. *	7,045
100	Cheesecake Factory (The) *	3,616
100	Choice Hotels International, Inc.	4,453
100	Copart, Inc. *	2,584
100	Darden Restaurants, Inc.	4,194
200	Domino's Pizza, Inc.	5,100
100	Factset Research Systems, Inc.	3,915
200	Iron Mountain, Inc. *	8,740
100	ITT Educational Services, Inc. *	6,200
200	Labor Ready, Inc. *	4,914
1,100	Mediacom Communications Corp. *	6,204
200	Monster Worldwide, Inc. *	9,792
200	Nutri/System, Inc. *	8,594
100	Outback Steakhouse, Inc.	4,181
100	Panera Bread Co.-Class A *	7,086
200	Papa John's International, Inc. *	6,580
100	Performance Food Group Co. *	2,937
100	Rare Hospitality International, Inc. *	3,200
100	Regis Corp.	3,828
200	Resources Connection, Inc. *	5,504
200	Robert Half International, Inc.	7,184
100	Ruby Tuesday, Inc.	2,855

See accompanying notes to the financial statements.

9

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Services — continued
800	Service Corp. International	6,360
700	Sinclair Broadcast Group-Class A	5,033
200	Sonic Corp. *	6,322
200	Sothebys Holdings, Inc.-Class A *	4,224
100	Stericycle, Inc. *	6,045
100	Valassis Communications, Inc. *	2,755
100	West Corp. *	4,353
100	World Fuel Services Corp.	3,030
		208,284
	Technology — 22.4%
300	ADTRAN, Inc.	8,256
300	Alliance Data Systems Corp. *	12,978
100	Alliant Techsystems, Inc. *	7,642
700	Amkor Technology, Inc. *	6,216
200	Amphenol Corp.-Class A	10,046
100	Anixter International, Inc.	4,575
100	Ansys, Inc. *	4,742
200	Anteon International Corp. *	11,058
200	aQuantive, Inc. *	5,318
100	Armor Holdings, Inc. *	5,873
400	AVX Corp.	6,624
100	Bankrate, Inc. *	3,615
400	BEA Systems, Inc. *	4,588
100	Blue Coat Systems, Inc. *	2,123
300	BMC Software, Inc. *	6,561
300	Brightpoint, Inc. *	8,487
100	Cabot Microelectronics Corp. *	3,412
100	Checkfree Corp. *	4,946
500	CNET Networks, Inc. *	6,920
200	Cogent, Inc. *	4,652
300	CommScope, Inc. *	7,197
100	Computer Programs & Systems, Inc.	4,596
100	Comtech Telecommunications Corp. *	3,133

See accompanying notes to the financial statements.

10

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
200	Concur Technologies, Inc. *	3,032
400	Cypress Semiconductor Corp. *	7,104
100	Diebold, Inc.	4,000
200	Digital Insight Corp. *	6,610
200	Electronics for Imaging *	5,364
100	Emulex Corp. *	1,780
100	F5 Networks, Inc. *	6,782
100	Global Imaging Systems, Inc. *	3,610
100	Global Payments, Inc.	5,206
200	Greatbatch, Inc. *	4,422
400	Harris Corp.	18,272
200	Informatica Corp. *	3,204
400	Ingram Micro, Inc.-Class A *	7,912
100	International Rectifier Corp. *	3,710
600	Intersil Corp.-Class A	17,004
100	Itron, Inc. *	5,946
400	JDA Software Group, Inc. *	5,492
100	Komag, Inc. *	4,684
400	Lightbridge, Inc. *	3,924
200	LSI Logic Corp. *	1,950
100	Mantech International Corp.-Class A *	2,810
100	Maximus, Inc.	3,651
100	Metrologic Instruments, Inc. *	2,241
100	Micros Systems, Inc. *	4,329
200	Microsemi Corp. *	6,150
200	National Instruments Corp.	6,490
100	Neoware Systems, Inc. *	2,453
500	ON Semiconductor Corp. *	3,295
100	Paxar Corp. *	1,918
100	Perot Systems Corp.-Class A *	1,511
300	Plexus Corp. *	10,068
100	Portalplayer, Inc. *	2,526
200	Power Integrations, Inc. *	4,966
200	Powerwave Technologies, Inc. *	2,936

See accompanying notes to the financial statements.

11

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
100	QLogic Corp. *	4,114
100	Quality Systems, Inc.	6,922
200	Red Hat, Inc. *	5,374
100	Reynolds & Reynolds Co. (The)-Class A	2,770
200	Silicon Laboratories, Inc. *	9,596
200	Sirf Technology Holdings, Inc. *	7,486
100	SRA International, Inc.-Class A *	3,452
400	SYKES Enterprises, Inc. *	5,328
200	Syntel, Inc.	3,400
150	Talx Corp.	4,794
100	Teledyne Technologies, Inc. *	3,313
700	Tellabs, Inc. *	10,283
100	Thomas & Betts Corp. *	4,920
200	Transaction Systems Architects, Inc. *	6,672
200	Trident Microsystems, Inc. *	5,588
100	Websense, Inc. *	6,181
100	WESCO International, Inc. *	5,732
300	Western Digital Corp. *	6,675
200	Wind River Systems, Inc. *	3,094
		424,604
	Transportation — 1.7%
100	Alaska Air Group, Inc. *	3,205
500	AMR Corp. *	12,550
100	CNF, Inc.	5,018
200	Continental Airlines, Inc.-Class B *	4,660
100	Landstar System, Inc.	4,659
100	Skywest, Inc.	2,897
		32,989
	Utility — 1.4%
200	Centerpoint Energy, Inc.	2,594
100	Duquesne Light Holdings, Inc.	1,735
100	Energen Corp.	3,573

See accompanying notes to the financial statements.

12

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Utility — continued
100	j2 Global Communications, Inc. *	4,360
200	NII Holdings, Inc.-Class B *	10,244
400	Time Warner Telecom, Inc.-Class A *	5,052
		27,558
	TOTAL COMMON STOCKS (COST $1,726,900)	1,873,400
	SHORT-TERM INVESTMENT(S) — 2.8%
53,734	Citigroup Global Markets Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $53,738 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 02/15/36 and a market value, including accrued interest, of $54,809.	53,734
	TOTAL SHORT-TERM INVESTMENT(S) (COST $53,734)	53,734
	TOTAL INVESTMENTS — 101.5% (Cost $1,780,634)	1,927,134
	Other Assets and Liabilities (net) — (1.5%)	(29,076)
	TOTAL NET ASSETS — 100.0%	$1,898,058

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

13

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value (cost $1,780,634) (Note 2)	$1,927,134
Dividends and interest receivable	883
Receivable for expenses reimbursed by Manager (Note 3)	20,843
Total assets	1,948,860
Liabilities:
Payable to affiliate for (Note 3):
Management fee	481
Shareholder service fee	219
Accrued expenses	50,102
Total liabilities	50,802
Net assets	$1,898,058
Net assets consist of:
Net capital(1)	$1,751,558
Net unrealized appreciation	146,500
$1,898,058
Net assets attributable to:
Class III shares	$1,898,058
Shares outstanding:
Class III	81,480
Net asset value per share:
Class III	$23.29

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

14

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Statement of Operations — Period from September 16, 2005 through February 28, 2006

Investment Income:
Dividends	$6,283
Interest	960
Total investment income	7,243
Expenses:
Management fee (Note 3)	2,673
Shareholder service fee – Class III (Note 3)	1,215
Custodian, fund accounting agent and transfer agent fees	19,502
Audit and tax fees	22,974
Legal fees	163
Trustees fees and related expenses (Note 3)	228
Registration fees	1,257
Miscellaneous	31
Total expenses	48,043
Fees and expenses reimbursed by Manager (Note 3)	(44,132)
Net expenses	3,911
Net investment income (loss)	3,332
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	11,839
Change in net unrealized appreciation (depreciation) on investments	146,500
Net realized and unrealized gain (loss)	158,339
Net increase (decrease) in net assets resulting from operations	$161,671

See accompanying notes to the financial statements.

15

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from September 16, 2005 through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,332
Net realized gain (loss)	11,839
Change in net unrealized appreciation (depreciation)	146,500
Net increase (decrease) in net assets from operations	161,671
Net share transactions (Note 7):
Class III	1,736,387
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	—
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	1,736,387
Total increase (decrease) in net assets	1,898,058
Net assets:
Beginning of period	—
End of period	$1,898,058

See accompanying notes to the financial statements.

16

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$21.31
Income (loss) from investment operations:
Net investment income (loss)	0.04	†
Net realized and unrealized gain (loss)	1.94
Total from investment operations	1.98
Net asset value, end of period	$23.29
Total Return(a)	9.29	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,898
Net expenses to average daily net assets	0.48	%*
Net investment income to average daily net assets	0.41	%*
Portfolio turnover rate	43	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	5.45	%*
Purchase premiums and redemption fees consisted of the following per share amounts:	—	†

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

  Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO Small/Mid Cap Growth Fund (the "Fund") (formerly GMO Small Cap Growth Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund seeks long-term capital growth. The Fund's benchmark is the Russell 2500 Growth Index.

On September 16, 2005, shareholders of the Fund holding 95.3% of the Fund's then outstanding shares requested redemption of their shares. On the same day, the Fund transferred assets and liabilities (representing on a net basis 95.3% of the Fund's net assets) to GMO U.S. Small/Mid Cap Growth Fund, a newly organized fund, with investment objectives similar to the Fund's, in consideration for newly issued shares of GMO U.S. Small/Mid Cap Growth Fund. The Fund then honored the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Small/Mid Cap Growth Fund. The preceding events are hereafter referred to as (the "Redemption Transaction"). Because for tax and accounting purposes the GMO U.S. Small/Mid Cap Growth Fund is treated as a continuation of the Fund's prior operations, for accounting and tax purposes the Fund itself is deemed to have commenced operations on the date of the Redemption Transaction. On the date of the Redemption Transaction, the shareholders who opted not to redeem from the Fund were deemed to have contributed securities in-kind to the Fund with an accounting and tax basis equal to fair market value. Therefore, the Statement of Operations, Statement of Changes in Net Assets and Financial Highlights are shown for the period from September 16, 2005 through February 28, 2006.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations

18

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as

19

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing,

20

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended February 28, 2006, the Fund did not participate in securities lending.

Taxes

Prior to the close of business on September 16, 2005, the Fund qualified as a regulated investment company. Subsequent to the Redemption Transaction, all Fund tax attributes relating to the time periods prior to September 16, 2005 transferred to GMO U.S. Small/Mid Cap Growth Fund. After the close of business on September 16, 2005, the Fund elected to be treated as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal or state income taxes is reflected in the accompanying financial statements.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,780,634	$206,755	$(60,255)	$146,500

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares are each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to

21

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period September 16, 2005 through February 28, 2006, the Fund received $0 and $0 in purchase premiums and redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least May 31, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended February 28, 2006 was $33 and $0, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 2006 aggregated $2,469,913 and $754,764, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

22

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

6.  Principal shareholder and related party

As of February 28, 2006, 89.0% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of February 28, 2006, 1.1% of the Fund's shares were held by GMO.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from September 16, 2005 through February 28, 2006
Class III:	Shares	Amount
Shares issued for in-kind transaction	81,480	$1,736,387
Net increase (decrease)	81,480	$1,736,387

23

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund) (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 16, 2005 to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, GMO U.S. Small/Mid Cap Growth Fund was the successor to the Fund for accounting purposes for all periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

24

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 16, 2005 through February 28, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,092.90	$2.27
2) Hypothetical	0.48%	$1,000.00	$1,020.43	$2.19

*  Expenses are calculated using the Class's annualized net expense ratio for the period ended February 28, 2006, multiplied by the average account value over the period, multiplied by 165 days in the period, divided by 365 days in the year.

25

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

26

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

27

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Oterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

28

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

29

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

The GMO U.S. Small/Mid Cap Growth Fund returned +14.6% for the fiscal year ended February 28, 2006, as compared to +17.9% for the Russell 2500 Growth Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

The portfolio's underperformance for the fiscal year is primarily attributed to stock selection, which was hindered by picks among consumer goods, food & beverage, primary process industry, health care, and construction issues. Selections in retail stores and financial securities contributed to relative performance.

Sector selection was also negative relative to the benchmark for the period, due in part to the portfolio's overweight positions in primary process industry and retail stores. This was slightly counteracted by the portfolio's overweight position in construction.

For the fiscal year, both momentum and valuation stock selection strategies provided negative impacts on the portfolio's overall relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Comparison of Change in Value of a $5,000,000 Investment in GMO U.S. Small/Mid Cap Growth Fund Class III Shares and the Russell 2500 Growth Index As of February 28, 2006

$14,000,000
$12,000,000
$10,000,000
$8,000,000
$6,000,000
$4,000,000
12/31/96
$4,975,000
$10,698,885
$9,491,180
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
GMO U.S. Small/Mid Cap Growth Fund
Russell 2500 Growth Index

	Average Annual Total Returns†		
	1 Year	5 Year	Since Inception
Class III			12/31/96
	13.49%	9.20%	8.65%

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes a purchase at the beginning and a redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  The Fund is the successor to the GMO Small/Mid Cap Growth Fund, therefore, performance for the periods prior to September 16, 2005 is that of GMO Small/Mid Cap Growth Fund.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Investments Concentration Summary

February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.0%
Short-Term Investment(s)	25.8
Other	(22.8)
100.0%
Industry Sector Summary	% of Equity Investments
Technology	22.1%
Health Care	16.3
Services	10.2
Financial	8.9
Retail Stores	8.7
Construction	6.9
Machinery	5.9
Oil & Gas	5.6
Consumer Goods	5.2
Manufacturing	2.2
Transportation	1.8
Primary Process Industry	1.4
Utility	1.4
Automotive	1.2
Food & Beverage	1.2
Metals & Mining	1.0
100.0%

1

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 97.0%
	Automotive — 1.1%
6,400	Goodyear Tire & Rubber Co. (The) * (a)	91,712
1,400	Navistar International Corp. *	41,090
3,500	Oshkosh Truck Corp.	198,555
		331,357
	Construction — 6.7%
1,200	American Woodmark Corp.	40,800
1,100	Beazer Homes USA, Inc.	69,795
1,700	CBL & Associates Properties, Inc. REIT	72,420
400	EMCOR Group, Inc. *	17,436
1,600	Florida Rock Industries, Inc.	92,176
2,100	Hovnanian Enterprises, Inc. *	96,831
2,500	Jacobs Engineering Group, Inc. *	214,350
1,500	Kilroy Realty Corp. REIT	112,230
2,500	Lennox International, Inc.	80,375
3,500	Martin Marietta Materials, Inc.	341,250
1,267	MDC Holdings, Inc.	77,654
900	Meritage Homes Corp. * (a)	52,677
100	NVR, Inc. *	75,300
1,600	Ryland Group, Inc. (a)	111,600
1,000	Simpson Manufacturing Co., Inc.	39,090
2,100	Standard-Pacific Corp. (a)	68,985
1,200	Thor Industries, Inc. (a)	56,640
1,900	USG Corp. * (a)	160,512
1,500	Washington Group International, Inc.	87,555
1,500	Watsco, Inc. (a)	104,430
1,100	Winnebago Industries, Inc.	35,332
		2,007,438
	Consumer Goods — 5.0%
4,687	Bebe Stores, Inc.	80,476
1,500	Blyth, Inc.	33,420

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Consumer Goods — continued
1,700	Carter's, Inc. *	108,783
1,999	Charles & Colvard, Ltd. (a)	28,026
1,500	Chattem, Inc. *	58,485
1,400	Columbia Sportswear Co. * (a)	70,504
1,600	Ethan Allen Interiors, Inc.	65,136
1,950	Fossil, Inc. *	33,189
1,300	Genesco, Inc. *	52,780
2,300	Guess ?, Inc. *	83,237
2,500	Herman Miller, Inc.	75,475
1,000	HNI Corp.	58,290
1,100	Kenneth Cole Productions, Inc.-Class A	30,261
2,100	K-Swiss, Inc.-Class A	61,278
1,100	Matthews International Corp.-Class A	40,854
2,700	Maytag Corp.	46,440
600	Middleby Corp. * (a)	56,820
700	Oxford Industries, Inc.	32,046
2,400	Phillips-Van Heusen Corp.	85,200
2,300	Playtex Products, Inc. *	24,150
800	Polaris Industries, Inc. (a)	40,040
1,800	Skechers U.S.A., Inc.-Class A *	38,160
1,400	Steven Madden, Ltd.	44,870
4,000	Tempur-Pedic International, Inc. * (a)	47,200
2,000	Timberland Co.-Class A *	70,100
2,000	True Religion Apparel, Inc. * (a)	46,760
3,900	Tupperware Corp.	82,641
		1,494,621
	Financial — 8.6%
900	AMERIGROUP Corp. * (a)	19,251
600	AmerUs Group Co.	36,150
2,500	Arthur J. Gallagher & Co. (a)	73,725
500	Asta Funding, Inc. (a)	17,410
1,000	Bank of Hawaii Corp.	53,400
400	BlackRock, Inc.-Class A	56,840

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
3,200	CB Richard Ellis Group, Inc.-Class A *	219,776
800	City National Corp.	60,768
1,000	Commerce Bancorp, Inc., NJ	33,170
1,200	Corus Bankshares, Inc. (a)	72,060
1,400	Cullen/Frost Bankers, Inc.	77,168
500	Dollar Thrifty Automotive Group, Inc. *	20,190
700	Eaton Vance Corp.	19,726
1,500	Equifax, Inc.	54,960
2,000	Euronet Worldwide, Inc. *	70,120
3,200	First American Corp.	134,912
900	First Midwest Bancorp, Inc.	30,267
2,800	Flagstar Bancorp, Inc.	43,260
1,000	Fremont General Corp. (a)	23,720
1,200	GATX Corp.	47,640
900	GFI Group, Inc. *	54,054
3,350	HCC Insurance Holdings, Inc. (a)	107,836
2,000	IndyMac Bancorp, Inc.	77,640
1,000	Investors Financial Services Corp.	45,110
2,100	Jefferies Group, Inc.	119,784
1,100	Landamerica Financial Group, Inc.	73,370
2,100	MoneyGram International, Inc.	60,207
1,700	Nara Bancorp, Inc.	29,699
2,500	Nasdaq Stock Market, Inc. * (a)	101,275
800	Nuveen Investments, Inc.-Class A	38,536
2,600	People's Bank	80,444
900	Pre-Paid Legal Services, Inc. (a)	32,499
1,300	StanCorp Financial Group, Inc.	70,330
200	Student Loan Corp.	43,898
2,500	TCF Financial Corp.	63,400
4,200	Universal American Financial Corp. *	63,630
900	Westamerica Bancorporation	48,816
700	Westcorp	50,295
1,600	Wilmington Trust Corp.	68,496
3,000	WR Berkley Corp.	173,670
		2,567,502

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Food & Beverage — 1.2%
1,600	Chiquita Brands International, Inc. (a)	27,552
2,900	Gold Kist, Inc. *	38,483
1,100	Hansen Natural Corp. * (a)	102,674
1,000	Lancaster Colony Corp.	40,140
900	Mannatech, Inc. (a)	12,051
1,800	Pilgrim's Pride Corp.	41,508
900	Sanderson Farms, Inc.	20,988
1,600	USANA Health Sciences, Inc. *	69,040
		352,436
	Health Care — 15.8%
1,300	Amedisys, Inc. * (a)	41,834
3,400	American Pharmaceutical Partners, Inc. * (a)	102,816
2,100	Apria Healthcare Group *	48,279
1,700	Bausch & Lomb, Inc. (a)	117,657
800	Beckman Coulter, Inc.	43,160
2,700	Beverly Enterprises, Inc. *	33,372
600	Biosite, Inc. *	32,448
5,000	Cerner Corp. * (a)	208,150
600	Chemed Corp.	33,264
2,400	Community Health Systems, Inc. *	91,008
1,400	Cutera, Inc. *	37,926
3,100	Dade Behring Holdings, Inc.	113,088
1,000	Diagnostic Products Corp. (a)	46,150
1,700	Edwards Lifesciences Corp. *	70,295
200	Genesis HealthCare Corp. * (a)	7,950
1,400	Haemonetics Corp. * (a)	72,520
5,900	Health Net, Inc. *	282,905
2,800	Henry Schein, Inc. *	130,620
2,400	Hologic, Inc. *	114,792
3,900	Human Genome Sciences, Inc. * (a)	48,828
900	ICU Medical, Inc. *	31,590
1,400	Idexx Laboratories, Inc. *	110,012
500	Immucor, Inc. *	14,910

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
800	Intuitive Surgical, Inc. *	72,160
2,000	Invitrogen Corp. *	141,860
1,300	Kindred Healthcare, Inc. * (a)	28,106
4,000	King Pharmaceuticals, Inc. *	65,000
500	KOS Pharmaceuticals, Inc. *	21,935
3,600	Kyphon, Inc. *	128,556
600	LCA-Vision, Inc.	26,160
2,000	Lifecell Corp. *	44,120
2,700	Lincare Holdings, Inc. *	110,430
1,700	Manor Care, Inc.	70,295
2,300	Mentor Corp.	98,992
4,000	Omnicare, Inc.	243,400
5,800	OraSure Technologies, Inc. *	55,216
1,200	Owens & Minor, Inc.	38,268
4,500	PDL BioPharma, Inc. *	140,895
3,400	Per-Se Technologies, Inc. *	85,884
3,400	Pharmaceutical Product Development, Inc.	236,606
1,000	PolyMedica Corp. (a)	40,440
2,700	Psychiatric Solutions, Inc. *	89,181
1,400	RehabCare Group, Inc. *	28,252
3,200	ResMed, Inc. *	129,888
3,500	Respironics, Inc. *	127,260
600	Sierra Health Services, Inc. *	25,014
700	Steris Corp.	17,339
2,600	Sunrise Senior Living, Inc. * (a)	92,196
2,600	Techne Corp. *	154,622
3,500	United Surgical Partners International, Inc. *	123,025
900	United Therapeutics Corp. *	55,476
3,300	Universal Health Services, Inc.-Class B	165,759
2,100	Ventana Medical Systems, Inc. *	76,167
1,800	Ventiv Health, Inc. *	50,148
4,300	Viropharma, Inc. *	83,205
		4,699,429

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Machinery — 5.7%
3,000	CAL Dive International, Inc. * (a)	105,630
5,400	Cooper Cameron Corp. *	218,700
600	Cummins, Inc. (a)	64,968
2,600	Flowserve Corp. *	133,640
900	FMC Technologies, Inc. *	42,228
200	Graco, Inc.	8,334
5,600	Grant Prideco, Inc. *	226,632
1,000	Hydril *	67,340
3,175	Joy Global, Inc.	163,703
1,100	Lincoln Electric Holdings, Inc.	50,776
1,500	MSC Industrial Direct Co.-Class A	71,055
1,000	Oceaneering International, Inc. *	55,140
3,500	Oil States International, Inc. * (a)	120,855
600	SEACOR Holdings, Inc. *	43,782
600	Stanley Works (The)	30,084
3,700	Superior Energy Services, Inc. *	96,200
1,500	Terex Corp. *	118,725
1,800	Tidewater, Inc.	94,050
		1,711,842
	Manufacturing — 2.2%
1,000	Ball Corp.	42,600
1,000	Clarcor, Inc.	33,850
2,800	Crown Holdings, Inc. *	51,240
200	Greif, Inc.-Class A	11,582
1,300	Harsco Corp. (a)	103,714
800	Mobile Mini, Inc. *	43,584
1,600	Mueller Industries, Inc.	52,816
1,600	Owens-IIlinois, Inc. *	29,984
800	Reliance Steel & Aluminum Co.	65,912
900	Sonoco Products Co.	29,448
1,100	Temple-Inland, Inc.	46,937
3,600	Timken Co.	103,248
500	Trinity Industries, Inc.	26,500
		641,415

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Metals & Mining — 1.0%
600	Arch Coal, Inc.	43,866
3,000	CONSOL Energy, Inc.	192,060
1,600	Royal Gold, Inc. (a)	50,288
		286,214
	Oil & Gas — 5.4%
3,100	Abraxas Petroleum Corp. *	17,639
3,900	Frontier Oil Corp.	180,375
8,700	Grey Wolf, Inc. *	60,378
4,300	Helmerich & Payne, Inc.	282,811
1,300	Holly Corp.	77,610
546	Occidental Petroleum Corp.	49,981
9,600	Patterson-UTI Energy, Inc.	264,480
4,300	Pride International, Inc. *	133,171
1,300	Remington Oil & Gas Corp. *	54,470
4,000	Rowan Cos., Inc.	161,000
1,000	Swift Energy Co. *	38,760
2,000	Tesoro Corp.	120,820
1,100	Todco-Class A	36,872
1,900	Unit Corp. *	101,023
800	Western Gas Resources, Inc.	37,848
		1,617,238
	Primary Process Industry — 1.4%
1,200	Airgas, Inc.	43,668
1,800	Celanese Corp.-Class A	38,520
1,300	Engelhard Corp.	51,675
300	FMC Corp. *	18,243
1,200	Headwaters, Inc. * (a)	44,544
1,100	Lubrizol Corp.	47,586
1,000	Millipore Corp. * (a)	69,330
600	NS Group, Inc. *	24,474
600	Ryerson Tull, Inc. (a)	15,144
600	Steel Technologies, Inc.	16,554
2,300	Worthington Industries, Inc.	45,080
		414,818

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Retail Stores — 8.4%
6,300	Advance Auto Parts *	260,505
900	Barnes & Noble, Inc.	38,763
500	Building Materials Holding Corp. (a)	33,650
1,400	Carmax, Inc. *	43,988
1,700	Charlotte Russe Holding, Inc. *	30,940
1,700	Chico's FAS, Inc. * (a)	79,985
1,100	Children's Place Retail Stores *	51,337
1,300	Christopher & Banks Corp.	28,509
1,900	Claire's Stores, Inc.	60,876
3,000	Dollar Tree Stores, Inc. *	82,260
2,800	Dress Barn, Inc. * (a)	120,904
4,300	Fastenal Co.	188,813
2,500	Great Atlantic & Pacific Tea Co. * (a)	80,650
1,600	Gymboree Corp. *	36,576
3,600	Hibbett Sporting Goods, Inc. *	115,488
3,100	HOT Topic, Inc. * (a)	40,858
2,100	Insight Enterprises, Inc. *	45,213
1,687	JOS A. Bank Clothiers, Inc. * (a)	75,257
2,100	Longs Drug Stores Corp.	80,577
2,900	Men's Wearhouse, Inc. *	90,828
2,300	Movie Gallery, Inc.	7,337
2,900	NetFlix, Inc. * (a)	77,749
7,000	O'Reilly Automotive, Inc. *	229,040
1,725	Pacific Sunwear of California, Inc. *	41,072
1,100	Pantry (The), Inc. *	65,087
3,300	Payless Shoesource, Inc. * (a)	78,210
2,200	Pier 1 Imports, Inc. (a)	23,166
1,700	RadioShack Corp. (a)	33,235
2,450	Rent-A-Center, Inc. *	57,183
2,800	Ross Stores, Inc.	79,296
1,500	Sports Authority (The), Inc. *	54,885
1,700	Talbots, Inc.	45,322
1,300	Too, Inc. *	39,559
2,100	Williams-Sonoma, Inc. * (a)	85,029
		2,502,147

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Services — 9.9%
1,200	Administaff, Inc.	56,940
2,875	Applebee's International, Inc. (a)	66,527
2,000	Applied Industrial Technologies, Inc.	85,560
2,800	Aramark Corp.-Class B	79,688
4,800	BearingPoint, Inc. * (a)	42,768
1,800	Bright Horizons Family Solutions, Inc. *	60,318
2,500	Brinker International, Inc.	104,125
2,800	Career Education Corp. *	91,952
1,400	Catalina Marketing Corp.	31,052
1,000	CBRL Group, Inc. (a)	44,430
1,000	CEC Entertainment, Inc. *	32,560
2,700	Cheesecake Factory (The) * (a)	97,632
500	Choice Hotels International, Inc.	22,265
1,500	Clean Harbors, Inc. * (a)	49,470
2,100	Copart, Inc. *	54,264
1,000	CRA International, Inc. *	46,750
1,500	Darden Restaurants, Inc.	62,910
1,900	Domino's Pizza, Inc.	48,450
900	Education Management Corp. *	33,840
1,750	Factset Research Systems, Inc.	68,513
2,100	Iron Mountain, Inc. *	91,770
1,400	Isle of Capri Casinos, Inc. * (a)	42,434
1,700	ITT Educational Services, Inc. *	105,400
4,000	Labor Ready, Inc. *	98,280
1,800	Martha Stewart Living Omnimedia-Class A * (a)	31,140
1,500	Monster Worldwide, Inc. *	73,440
2,100	Nutri/System, Inc. * (a)	90,237
2,500	Outback Steakhouse, Inc.	104,525
1,900	Panera Bread Co.-Class A *	134,634
3,200	Papa John's International, Inc. *	105,280
3,200	Performance Food Group Co. * (a)	93,984
1,000	PF Chang's China Bistro, Inc. *	48,340
1,100	Portfolio Recovery Associates, Inc. * (a)	53,801
1,300	Rare Hospitality International, Inc. *	41,600

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Services — continued
1,200	Red Robin Gourmet Burgers, Inc. * (a)	47,988
1,100	Regis Corp.	42,108
1,700	Resources Connection, Inc. *	46,784
4,100	Robert Half International, Inc.	147,272
2,400	Ruby Tuesday, Inc. (a)	68,520
2,800	Sonic Corp. *	88,508
1,100	Stericycle, Inc. *	66,495
2,400	Valassis Communications, Inc. * (a)	66,120
1,300	West Corp. *	56,589
1,200	World Fuel Services Corp.	36,360
		2,961,623
	Technology — 21.4%
800	AAR Corp. *	20,248
4,600	ADTRAN, Inc. (a)	126,592
5,100	Alliance Data Systems Corp. *	220,626
1,000	Alliant Techsystems, Inc. * (a)	76,420
3,000	Amphenol Corp.-Class A	150,690
1,700	Anixter International, Inc.	77,775
2,000	Ansys, Inc. *	94,840
2,600	Anteon International Corp. *	143,754
400	AO Smith Corp.	18,520
3,700	aQuantive, Inc. * (a)	98,383
1,900	Armor Holdings, Inc. * (a)	111,587
1,500	Avnet, Inc. *	37,695
300	Bankrate, Inc. * (a)	10,845
5,700	BEA Systems, Inc. *	65,379
1,300	Blue Coat Systems, Inc. * (a)	27,599
3,000	BMC Software, Inc. * (a)	65,610
4,575	Brightpoint, Inc. *	129,427
1,100	Cabot Microelectronics Corp. *	37,532
1,100	Checkfree Corp. *	54,406
2,300	Citrix Systems, Inc. *	74,428
9,700	CNET Networks, Inc. * (a)	134,248

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
2,800	Cogent, Inc. * (a)	65,128
2,100	CommScope, Inc. * (a)	50,379
700	Computer Programs & Systems, Inc.	32,172
1,900	CSG Systems International, Inc. *	41,762
1,100	Cymer, Inc. *	49,478
7,200	Cypress Semiconductor Corp. * (a)	127,872
1,700	Diebold, Inc.	68,000
2,100	Digital Insight Corp. *	69,405
2,900	Distributed Energy Systems Corp. *	27,057
1,000	EDO Corp.	29,130
3,300	Electronics for Imaging *	88,506
3,200	Emulex Corp. *	56,960
1,100	F5 Networks, Inc. * (a)	74,602
1,200	Global Imaging Systems, Inc. * (a)	43,320
2,100	Global Payments, Inc.	109,326
500	Greatbatch, Inc. *	11,055
6,800	Harris Corp.	310,624
1,400	Hutchinson Technology, Inc. * (a)	38,514
500	Imation Corp.	21,925
6,000	Informatica Corp. *	96,120
6,300	Ingram Micro, Inc.-Class A *	124,614
1,250	Innovative Solutions & Support, Inc. * (a)	17,638
1,800	International Rectifier Corp. *	66,780
6,600	Intersil Corp.-Class A	187,044
1,700	Itron, Inc. * (a)	101,082
1,300	Ixia *	15,678
1,000	John H. Harland Co.	36,190
2,300	Komag, Inc. * (a)	107,732
3,100	LSI Logic Corp. *	30,225
1,900	Mantech International Corp.-Class A *	53,390
800	Maximus, Inc.	29,208
1,000	Metrologic Instruments, Inc. *	22,410
1,400	Micros Systems, Inc. *	60,606
4,600	Microsemi Corp. *	141,450
600	MicroStrategy, Inc.-Class A *	55,008
400	Neoware Systems, Inc. * (a)	9,812

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
1,100	Netlogic Microsystems, Inc. * (a)	38,885
1,800	Paxar Corp. *	34,524
1,300	Perot Systems Corp.-Class A *	19,643
3,000	Plexus Corp. *	100,680
2,500	Portalplayer, Inc. * (a)	63,150
400	Power Integrations, Inc. *	9,932
6,600	Powerwave Technologies, Inc. * (a)	96,888
2,100	QLogic Corp. *	86,394
1,300	Quality Systems, Inc. (a)	89,986
3,800	Red Hat, Inc. * (a)	102,106
1,600	Reynolds & Reynolds Co. (The)-Class A	44,320
7,600	RF Micro Devices, Inc. *	51,148
600	ScanSource, Inc. *	34,866
1,900	SERENA Software, Inc. *	45,410
400	SI International, Inc. *	13,024
2,500	Silicon Laboratories, Inc. * (a)	119,950
2,400	Sirf Technology Holdings, Inc. *	89,832
1,900	SRA International, Inc.-Class A *	65,588
900	Sybron Dental Specialties, Inc. *	34,434
2,700	Syntel, Inc.	45,900
2,600	Talx Corp.	83,096
7,500	Tellabs, Inc. *	110,175
2,500	Teradyne, Inc. *	41,975
800	Tessera Technologies, Inc. *	24,984
1,300	Transaction Systems Architects, Inc. *	43,368
2,900	Trident Microsystems, Inc. * (a)	81,026
1,000	United Stationers, Inc. *	49,500
2,400	Valueclick, Inc. * (a)	42,024
1,400	Varian Semiconductor Equipment Associates, Inc. *	66,024
1,100	Websense, Inc. *	67,991
2,500	WESCO International, Inc. * (a)	143,300
5,000	Western Digital Corp. *	111,250
3,500	Wind River Systems, Inc. *	54,145
1,100	Zoran Corp. *	21,758
		6,374,082

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Transportation — 1.8%
1,300	Alaska Air Group, Inc. *	41,665
7,400	AMR Corp. * (a)	185,740
1,200	Arkansas Best Corp.	49,872
2,000	CNF, Inc.	100,360
1,300	ExpressJet Holdings, Inc. *	9,776
1,100	Hornbeck Offshore Services, Inc. *	35,376
600	Landstar System, Inc.	27,954
1,200	Old Dominion Freight Line, Inc. *	31,632
1,700	Skywest, Inc.	49,249
		531,624
	Utility — 1.4%
4,800	Centerpoint Energy, Inc.	62,256
1,700	Duquesne Light Holdings, Inc.	29,495
1,800	Energen Corp.	64,314
1,900	Equitable Resources, Inc.	69,084
1,000	j2 Global Communications, Inc. * (a)	43,600
2,800	NII Holdings, Inc.-Class B *	143,416
		412,165
	TOTAL COMMON STOCKS (COST $24,881,414)	28,905,951
	SHORT-TERM INVESTMENT(S) — 25.8%
230,072	American Beacon Money Market Select Fund (b)	230,072
747,734	BGI Institutional Money Market Fund (b)	747,734
824,369	Citigroup Global Markets Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $824,438 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 02/15/36 and market value, including accrued interest of $840,856.	824,369
345,108	Fortis Bank Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.53%, due 03/23/06 (b)	345,108
1,150,360	Goldman Sachs Group Inc. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $1,150,507 and an effective yield of 4.60%, collateralized by various corporate debt obligations with an aggregate market value of $1,173,367. (b)	1,150,360

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — continued
1,035,324	Merrill Lynch & Co. Triparty Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $1,035,455 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $1,062,100. (b)	1,035,324
230,072	Merrimac Cash Series - Premium Class (b)	230,072
838,891	Morgan Stanley & Co. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $838,997 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $855,674. (b)	838,891
690,216	National Australia Bank Eurodollar Overnight Time Deposit, 4.56%, due 03/01/06 (b)	690,216
460,144	Rabobank Nederland Eurodollar Overnight Time Deposit, 4.52%, due 03/01/06 (b)	460,144
345,108	Royal Bank of Scotland Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.55%, due 03/31/06 (b)	345,108
707,228	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 4.57%, due 03/01/06 (b)	707,228
100,000	U.S. Treasury Bill, 3.81%, due 03/23/06 (c)	99,774
	TOTAL SHORT-TERM INVESTMENT(S) (COST $7,704,400)	7,704,400
	TOTAL INVESTMENTS — 122.8% (Cost $32,585,814)	36,610,351
	Other Assets and Liabilities (net) — (22.8%)	(6,806,811)
	TOTAL NET ASSETS — 100.0%	$29,803,540

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

(c)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value, including securities on loan of $6,456,034 (cost $32,585,814) (Note 2)	$36,610,351
Receivable for Fund shares sold	1,009
Dividends and interest receivable	16,209
Receivable for expenses reimbursed by Manager (Note 3)	14,980
Miscellaneous receivable	5
Total assets	36,642,554
Liabilities:
Collateral on securities loaned (Note 2)	6,780,257
Payable to affiliate for (Note 3):
Management fee	7,167
Shareholder service fee	3,468
Trustees and Chief Compliance Officer fees	99
Accrued expenses	48,023
Total liabilities	6,839,014
Net assets	$29,803,540
Net assets consist of:
Paid-in capital	$25,908,590
Accumulated undistributed net investment income	18,183
Distributions in excess of net realized gain	(147,770)
Net unrealized appreciation	4,024,537
$29,803,540
Net assets attributable to:
Class III shares	$29,803,540
Shares outstanding:
Class III	1,515,019
Net asset value per share:
Class III	$19.67

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Operations — Year Ended February 28, 2006

Investment Income:
Dividends	$247,678
Interest (including securities lending income of $10,474)	36,398
Total investment income	284,076
Expenses:
Management fee (Note 3)	117,651
Shareholder service fee – Class III (Note 3)	54,871
Custodian, fund accounting agent and transfer agent fees	49,326
Audit and tax fees	65,812
Legal fees	761
Trustees fees and related expenses (Note 3)	2,269
Registration fees	8,172
Miscellaneous	3,267
Total expenses	302,129
Fees and expenses reimbursed by Manager (Note 3)	(127,759)
Net expenses	174,370
Net investment income (loss)	109,706
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	7,233,862
Closed futures contracts	92,293
Net realized gain (loss)	7,326,155
Change in net unrealized appreciation (depreciation) on investments	(2,622,842)
Net realized and unrealized gain (loss)	4,703,313
Net increase (decrease) in net assets resulting from operations	$4,813,019

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Year Ended February 28, 2006	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$109,706	$63,956
Net realized gain (loss)	7,326,155	4,017,654
Change in net unrealized appreciation (depreciation)	(2,622,842)	(513,101)
Net increase (decrease) in net assets from operations	4,813,019	3,568,509
Distributions to shareholders from:
Net investment income
Class III	(124,141)	(18,682)
Net realized gains
Class III	(8,526,333)	(3,738,543)
	(8,650,474)	(3,757,225)
Net share transactions (Note 7):
Class III	(5,297,238)	(2,758,263)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	137,656	85,948
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(5,159,582)	(2,672,315)
Total increase (decrease) in net assets	(8,997,037)	(2,861,031)
Net assets:
Beginning of period	38,800,577	41,661,608
End of period (including accumulated undistributed net investment income of $18,183 and $41,819, respectively)	$29,803,540	$38,800,577

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$21.96	$21.78	$13.52	$16.48	$19.08
Income (loss) from investment operations:
Net investment income (loss)†	0.06	0.03	0.00 (a)	(0.01)	0.01
Net realized and unrealized gain (loss)	2.93	1.96	8.28	(2.95)	(1.12)
Total from investment operations	2.99	1.99	8.28	(2.96)	(1.11)
Less distributions to shareholders:
From net investment income	(0.07)	(0.01)	(0.02)	—	—
From net realized gains	(5.21)	(1.80)	—	—	(1.49)
Total distributions	(5.28)	(1.81)	(0.02)	—	(1.49)
Net asset value, end of period	$19.67	$21.96	$21.78	$13.52	$16.48
Total Return(b)	14.63%	10.50%	61.22%	(17.96)%	(6.36)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$29,804	$38,801	$41,662	$17,669	$17,049
Net expenses to average daily net assets	0.48%	0.48%	0.48%	0.49%	0.48%
Net investment income to average daily net assets	0.30%	0.16%	0.02%	(0.06)%	0.07%
Portfolio turnover rate	87%	110%	97%	116%	118%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.35%	0.26%	0.24%	0.37%	0.33%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.08	$0.04	$0.06	$0.03	$0.02

(a)  Net investment income was less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†  Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO U.S. Small/Mid Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund) ("Predecessor Fund") effected as of the close of business on September 16, 2005 ("Purchase Date"). For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Statement of Operations is shown for the entire fiscal year ending February 28, 2006, the Statements of Changes in Net Assets are shown for the entire fiscal years ending February 28, 2006 and 2005, and the Financial Highlights are shown for each of the fiscal years ending February 28/29, 2006, 2005, 2004, 2003 and 2002.

The Fund seeks long-term capital growth. The Fund's benchmark is the Russell 2500 Growth Index.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

20

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based

21

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of February 28, 2006, the Fund had loaned securities having a market value of $6,456,034 collateralized by cash in the amount of $6,780,257 which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

22

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. For the years ended February 28, 2006 and February 28, 2005, the tax character of distributions paid was as follows: ordinary income – $687,821 and $1,687,637, respectively and long-term capital gains – $7,962,653 and $2,069,588, respectively.

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of $559,185 and $196,290 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to capital loss carryforwards.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code of $851,651 expiring in 2011. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$32,619,225	$4,930,039	$(938,913)	$3,991,126

The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 2006. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to redemption in-kind transactions. The financial highlights exclude these adjustments.

Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
$(9,201)	$(93,147)	$102,348

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

23

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in the amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the years ended February 28, 2006 and February 28, 2005, the Fund received $38,857 and $26,911 in purchase premiums and $98,799 and $59,037 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

3.  Fees and other transactions with affiliates

Effective September 16, 2005, GMO earns a management fee paid monthly at the annual rate of 0.31% of the Fund's average daily net assets. Prior to September 16, 2005, GMO earned a management fee paid monthly at the annual rate of 0.33% of the Predecessor Fund's average daily net assets (See Note 1). The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Effective September 16, 2005, GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging

24

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.31% of average daily net assets. Prior to September 16, 2005, the rate was 0.33% of the Predecessor Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the year ended February 28, 2006 was $859 and $214, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $30,085,838 and $42,853,895, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of February 28, 2006, 53.2% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of February 28, 2006, 71.9% of the Fund's shares were held by accounts for which the Manager has investment discretion.

25

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	277,117	$6,003,947	250,830	$5,377,242
Shares issued to shareholders in reinvestment of distributions	413,988	8,499,314	198,823	3,751,783
Shares repurchased	(861,543)	(18,064,112)	(595,450)	(11,887,288)
Redemption in-kind	(81,480)	(1,736,387)	—	—
Purchase premiums and redemption fees	—	137,656	—	85,948
Net increase (decrease)	(251,918)	$(5,159,582)	(145,797)	$(2,672,315)

26

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO U.S. Small/Mid Cap Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Small/Mid Cap Growth Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Fund is the successor to GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund) and includes the operations of GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund) for periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

27

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the year ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.47%	$1,000.00	$1,079.10	$2.42
2) Hypothetical	0.47%	$1,000.00	$1,022.46	$2.36

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended February 28, 2006, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

28

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Tax Information (Unaudited) for the Tax Year Ended February 28, 2006

The Fund's distributions to shareholders include $7,962,653 from long-term capital gains.

For taxable, non-corporate shareholders, 75.59% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, 86.94% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 qualified for the dividends-received deduction.

The Fund hereby designates as qualified interest income and qualified short-term capital gains with respect to its taxable year ended February 28, 2006, $33,181 and $550,743, respectively, or if determined to be different, the qualified interest income and qualified short-term gains of such year.

29

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
February 28, 2006 (Unaudited)

In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an "interested person" of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees met on June 28, 2005 to discuss the materials provided by the Manager for purposes of considering the Manager's proposal to establish the Fund, as well as seven other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The investment management agreement for each fund was considered separately; however, the Trustees noted the common interests of the funds. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to their approval of the Fund's investment management agreement. Matters considered by the Trustees included the following:

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the performance of an existing fund of the Trust with a comparable investment program (the "Predecessor Fund").1 The Trustees noted the generally positive performance of the Predecessor Fund over various time periods. The Trustees also considered the competence of the personnel responsible for managing the Predecessor Fund, the support those personnel received from the Manager, the investment techniques used to manage the Predecessor Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered that the Fund's advisory fee and projected expense ratio were lower than the advisory fee and expense ratio of the Predecessor Fund. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very favorably to those of most other comparable funds included in the Lipper data. The Fund's advisory fee ranked in the first quintile in its Lipper-determined expense group. In addition, the Fund's total expense ratio for its Class III Shares ranked in the first quintile in its Lipper-determined expense group. In evaluating the Fund's advisory fee, the Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. Since the Fund had not yet commenced operations, the Trustees

1  For tax, accounting and performance reporting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations.

30

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — Continued
February 28, 2006 (Unaudited)

were unable to review the Manager's profitability with respect to the Fund. The Trustees had, however, considered the Manager's profitability with respect to the Predecessor Fund in approving the continuance of the management contract for the Predecessor Fund, and they noted the management fee payable by the Fund would be lower than that paid by the Predecessor Fund. The Trustees did, moreover, consider both the actual dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements, and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the funds of the Trust would be advised and distributed by an organization with strong retail sales capabilities. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses and the reputation of the Fund's other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the end of the meeting of the Trustees on June 28, 2005, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

31

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

32

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

33

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

34

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

35

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Since September 16, 2005, the GMO Intrinsic Value Fund returned +4.2% for the fiscal period ended February 28, 2006 as compared to +5.1% for the Russell 1000 Value Index for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection detracted from relative performance for the period. An overweight position in the automotive sector and an underweight in the financial sector both proved costly. The portfolio's underweight position in oil & gas contributed to relative performance for the period.

The portfolio's underperformance for the period is primarily attributed to stock selection. The portfolio was hindered by selections among financial, technology, and construction issues, while some positive performance came from health care and utility securities.

For the year, the portfolio's valuation stock selection strategies detracted from overall performance, while the momentum strategy provided a positive impact.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  See Note 1 to the financial statements.

GMO Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.6%
Short-Term Investment(s)	1.9
Other	(0.5)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	32.3%
Health Care	14.1
Utility	11.7
Retail Stores	9.2
Technology	7.2
Oil & Gas	6.8
Consumer Goods	6.0
Construction	5.8
Automotive	2.6
Services	2.2
Food & Beverage	1.1
Transportation	0.5
Machinery	0.4
Manufacturing	0.1
100.0%

1

GMO Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 98.6%
	Automotive — 2.6%
4,700	Ford Motor Co.	37,459
1,400	General Motors Corp.	28,434
100	Goodyear Tire & Rubber Co. (The) *	1,433
200	Harley-Davidson, Inc.	10,502
700	Johnson Controls, Inc.	49,889
1,100	Lear Corp.	22,946
		150,663
	Construction — 5.7%
200	AMB Property Corp. REIT	10,730
1,700	Annaly Mortgage Management, Inc. REIT	19,975
300	Beazer Homes USA, Inc.	19,035
100	CBL & Associates Properties, Inc. REIT	4,260
500	Centex Corp.	33,805
1,300	D.R. Horton, Inc.	44,343
400	Equity Office Properties Trust REIT	12,580
200	Equity Residential REIT	9,056
200	Hovnanian Enterprises, Inc. *	9,222
100	iStar Financial, Inc. REIT	3,810
100	Jacobs Engineering Group, Inc. *	8,574
300	KB Home	20,109
600	Lennar Corp.-Class A	35,916
100	Martin Marietta Materials, Inc.	9,750
200	MDC Holdings, Inc.	12,258
500	Pulte Homes, Inc.	19,205
300	Ryland Group, Inc.	20,925
300	Standard-Pacific Corp.	9,855
800	Thornburg Mortgage, Inc. REIT	20,776
100	USG Corp. *	8,448
		332,632

See accompanying notes to the financial statements.

2

GMO Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Consumer Goods — 5.9%
2,900	Altria Group, Inc.	208,510
300	Columbia Sportswear Co. *	15,108
200	Eastman Kodak Co.	5,610
500	Liz Claiborne, Inc.	18,015
500	Mohawk Industries, Inc. *	43,255
200	Snap-On, Inc.	7,784
500	Whirlpool Corp.	44,895
		343,177
	Financial — 31.9%
1,800	Aflac, Inc.	83,250
600	AMBAC Financial Group, Inc.	45,090
200	American Financial Group, Inc.	8,280
1,400	American International Group, Inc.	92,904
100	AmeriCredit Corp. *	2,950
400	AmerUs Group Co.	24,100
200	AON Corp.	7,922
6,403	Bank of America Corp.	293,578
100	BB&T Corp.	3,953
100	Bear Stearns Cos. (The), Inc.	13,444
300	Capital One Financial Corp.	26,280
200	Chubb Corp.	19,150
2,900	Citigroup, Inc.	134,473
300	Comerica, Inc.	17,196
200	Commerce Group, Inc.	10,802
400	Countrywide Financial Corp.	13,792
2,900	Fannie Mae	158,572
800	Fidelity National Financial, Inc.	30,208
700	First Horizon National Corp.	27,377
800	Freddie Mac	53,912
400	Fremont General Corp.	9,488
100	Goldman Sachs Group, Inc.	14,129
200	Hartford Financial Services Group, Inc.	16,476
100	IndyMac Bancorp, Inc.	3,882

See accompanying notes to the financial statements.

3

GMO Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
500	Jefferson Pilot Corp.	30,125
2,000	JPMorgan Chase & Co.	82,280
300	Lehman Brothers Holdings, Inc.	43,785
200	Loews Corp.	18,452
1,100	Marsh & McLennan Cos., Inc.	34,001
100	MBIA, Inc.	5,874
300	Mellon Financial Corp.	10,827
200	Merrill Lynch & Co., Inc.	15,442
300	Metlife, Inc.	15,036
400	MGIC Investment Corp.	25,500
300	Morgan Stanley	17,898
2,500	National City Corp.	87,000
500	Nationwide Financial Services, Inc.-Class A	21,430
875	Old Republic International Corp.	18,629
600	PMI Group (The), Inc.	25,980
200	PNC Financial Services Group, Inc.	14,070
400	Protective Life Corp.	19,500
200	Prudential Financial, Inc.	15,408
400	Radian Group, Inc.	22,700
200	Raymond James Financial, Inc.	8,596
300	Reinsurance Group of America, Inc.	13,869
200	State Street Corp.	12,496
200	TD Banknorth, Inc.	6,146
800	Torchmark Corp.	43,736
500	Transatlantic Holdings, Inc.	30,570
100	Trustmark Corp.	3,015
1,300	UnumProvident Corp.	26,897
1,640	Washington Mutual, Inc.	70,028
		1,850,498
	Food & Beverage — 1.0%
500	Archer-Daniels-Midland Co.	15,860
1,500	Sara Lee Corp.	26,505
1,300	Tyson Foods, Inc.-Class A	17,589
		59,954

See accompanying notes to the financial statements.

4

GMO Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — 13.9%
400	Aetna, Inc.	20,400
800	AmerisourceBergen Corp.	36,792
600	Bristol-Myers Squibb Co.	13,860
1,100	Cardinal Health, Inc.	79,860
400	Express Scripts, Inc. *	34,908
200	Health Net, Inc. *	9,590
800	McKesson Corp.	43,304
5,000	Merck & Co., Inc.	174,300
10,200	Pfizer, Inc.	267,138
2,200	UnitedHealth Group, Inc.	128,106
		808,258
	Machinery — 0.4%
300	Flowserve Corp. *	15,420
200	Oil States International, Inc. *	6,906
		22,326
	Manufacturing — 0.1%
100	Harsco Corp.	7,978
	Oil & Gas — 6.7%
100	Amerada Hess Corp.	13,831
100	Anadarko Petroleum Corp.	9,916
400	Apache Corp.	26,768
100	Ashland, Inc.	6,527
500	Burlington Resources, Inc.	45,090
1,200	ConocoPhillips	73,152
200	ENSCO International, Inc.	8,938
1,300	Exxon Mobil Corp.	77,181
200	Helmerich & Payne, Inc.	13,154
400	Marathon Oil Corp.	28,240
200	Murphy Oil Corp.	9,374
300	Occidental Petroleum Corp.	27,462
100	Sunoco, Inc.	7,410
300	Tesoro Corp.	18,123
400	Valero Energy Corp.	21,516
		386,682

See accompanying notes to the financial statements.

5

GMO Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Retail Stores — 9.1%
300	Albertson's, Inc.	7,632
200	Bed Bath & Beyond, Inc. *	7,208
3,500	Home Depot, Inc.	147,525
2,600	Kroger Co. *	52,104
1,600	Lowe's Cos., Inc.	109,088
400	Office Depot, Inc. *	14,272
1,700	Safeway, Inc.	41,327
500	Supervalu, Inc.	15,800
600	TJX Cos., Inc.	14,694
2,600	Wal-Mart Stores, Inc.	117,936
		527,586
	Services — 2.1%
900	Applebee's International, Inc.	20,826
399	Aqua America, Inc.	11,467
100	Brinker International, Inc.	4,165
700	Gannett Co., Inc.	43,512
400	Manpower, Inc.	21,456
100	Outback Steakhouse, Inc.	4,181
300	Wendy's International, Inc.	17,370
		122,977
	Technology — 7.1%
200	Affiliated Computer Services, Inc.-Class A *	12,584
600	Applied Materials, Inc.	11,004
800	AVX Corp.	13,248
4,500	Dell, Inc. *	130,500
1,800	First Data Corp.	81,234
2,800	Hewlett-Packard Co.	91,868
1,600	Ingram Micro, Inc.-Class A *	31,648
100	Lexmark International, Inc. *	4,709
400	Motorola, Inc.	8,560
700	Tech Data Corp. *	29,071
		414,426

See accompanying notes to the financial statements.

6

GMO Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Transportation — 0.5%
100	Burlington Northern Santa Fe Corp.	7,864
200	Union Pacific Corp.	17,710
		25,574
	Utility — 11.6%
1,000	American Electric Power Co., Inc.	36,500
4,405	AT&T, Inc.	121,534
2,400	BellSouth Corp.	75,792
2,400	Centerpoint Energy, Inc.	31,128
200	CMS Energy Corp. *	2,816
200	Consolidated Edison, Inc.	9,174
600	Duke Energy Corp.	17,040
100	Duquesne Light Holdings, Inc.	1,735
300	Edison International	13,308
100	Exelon Corp.	5,711
400	FirstEnergy Corp.	20,432
400	FPL Group, Inc.	16,772
100	Great Plains Energy, Inc.	2,840
100	Kinder Morgan, Inc.	9,278
100	PG&E Corp.	3,805
200	PPL Corp.	6,360
900	Progress Energy, Inc.	39,942
200	Public Service Enterprise Group, Inc.	13,878
200	Sempra Energy	9,568
100	Southern Co. (The)	3,403
400	TECO Energy, Inc.	6,824
6,300	Verizon Communications, Inc.	212,310
600	Xcel Energy, Inc.	11,136
		671,286
	TOTAL COMMON STOCKS (COST $5,542,459)	5,724,017

See accompanying notes to the financial statements.

7

GMO Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 1.9%
109,092	Citigroup Reserve Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $109,101 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 02/15/36 and a market value, including accrued interest, of $111,274.	109,092
	TOTAL SHORT-TERM INVESTMENT(S) (COST $109,092)	109,092
	TOTAL INVESTMENTS — 100.5% (Cost $5,651,551)	5,833,109
	Other Assets and Liabilities (net) — (0.5%)	(27,586)
	TOTAL NET ASSETS — 100.0%	$5,805,523

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

8

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value (cost $5,651,551) (Note 2)	$5,833,109
Dividends and interest receivable	8,083
Receivable for expenses reimbursed by Manager (Note 3)	15,123
Total assets	5,856,315
Liabilities:
Payable to affiliate for (Note 3):
Management fee	1,463
Shareholder service fee	665
Trustees and Chief Compliance Officer fees	32
Accrued expenses	48,632
Total liabilities	50,792
Net assets	$5,805,523
Net assets consist of:
Net capital(1)	$5,623,965
Net unrealized appreciation	181,558
$5,805,523
Net assets attributable to:
Class III shares	$5,805,523
Shares outstanding:
Class III	479,432
Net asset value per share:
Class III	$12.11

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

9

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Period from September 16, 2005 through February 28, 2006

Investment Income:
Dividends	$63,888
Interest	2,294
Total investment income	66,182
Expenses:
Management fee (Note 3)	8,347
Shareholder service fee – Class III (Note 3)	3,794
Custodian, fund accounting agent and transfer agent fees	9,618
Audit and tax fees	23,632
Legal fees	289
Trustees fees and related expenses (Note 3)	663
Registration fees	600
Miscellaneous	99
Total expenses	47,042
Fees and expenses reimbursed by Manager (Note 3)	(34,796)
Net expenses	12,246
Net investment income (loss)	53,936
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(210)
Net realized gain (loss)	(210)
Change in net unrealized appreciation (depreciation) on investments	181,558
Net realized and unrealized gain (loss)	181,348
Net increase (decrease) in net assets resulting from operations	$235,284

See accompanying notes to the financial statements.

10

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from September 16, 2005 through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$53,936
Net realized gain (loss)	(210)
Change in net unrealized appreciation (depreciation)	181,558
Net increase (decrease) in net assets from operations	235,284
Net share transactions (Note 7):
Class III	5,570,239
Total increase (decrease) in net assets	5,805,523
Net assets:
Beginning of period	—
End of period	$5,805,523

See accompanying notes to the financial statements.

11

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$11.62
Income (loss) from investment operations:
Net investment income (loss)†	0.11
Net realized and unrealized gain (loss)	0.38
Total from investment operations	0.49
Net asset value, end of period	$12.11
Total Return(a)	4.22	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$5,806
Net expenses to average daily net assets	0.48	%*
Net investment income to average daily net assets	2.13	%*
Portfolio turnover rate	33	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	1.38	%*

†  Calculated using average shares outstanding throughout the period.

(a)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 25, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund seeks long-term capital growth through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

On September 16, 2005, shareholders of the Fund holding 95.3% of the Fund's then outstanding shares requested redemption of their shares. On the same day, the Fund transferred assets and liabilities (representing on a net basis 95.3% of the Fund's net assets) to GMO U.S. Intrinsic Value Fund, a newly organized fund, with investment objectives similar to the Fund's, in consideration for newly issued shares of GMO U.S. Intrinsic Value Fund. The Fund then honored the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Intrinsic Value Fund. The preceding events are hereafter referred to as (the "Redemption Transaction"). Because for tax and accounting purposes the GMO U.S. Intrinsic Value Fund is treated as a continuation of the Fund's prior operations, for accounting and tax purposes the Fund itself is deemed to have commenced operations on the date of the Redemption Transaction. On the date of the Redemption Transaction, the shareholders who opted not to redeem from the Fund were deemed to have contributed securities in-kind to the Fund with an accounting and tax basis equal to fair market value. Therefore, the Statement of Operations, Statement of Changes in Net Assets and Financial Highlights are shown for the period from September 16, 2005 through February 28, 2006.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares

13

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

14

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended February 28, 2006, the Fund did not participate in securities lending.

Taxes

Prior to the close of business on September 16, 2005, the Fund qualified as a regulated investment company. Subsequent to the Redemption Transaction, all Fund tax attributes relating to the time periods prior to September 16, 2005 transferred to GMO U.S. Intrinsic Value Fund. After the close of business on September 16,

15

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

2005, the Fund elected to be treated as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal or state income taxes is reflected in the accompanying financial statements.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,651,551	$321,089	$(139,531)	$181,558

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least May 31, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

16

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

The Fund's portion of the fees paid by the Trust to the Trustees and CCO during the period ended February 28, 2006 was $113 and $28, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 2006 aggregated $7,335,836 and $1,793,137, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related party

As of February 28, 2006, 89.7% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of February 28, 2006, 0.4% of the Fund's shares were held by GMO.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from September 16, 2005 through February 28, 2006
Class III:	Shares	Amount
Shares issued for in-kind transaction	479,432	$5,570,239
Net increase (decrease)	479,432	$5,570,239

17

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO Intrinsic Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Intrinsic Value Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 16, 2005 to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, GMO U.S. Intrinsic Value Fund was the successor to the Fund for accounting purposes for all periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

18

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 16, 2005 through February 28, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,042.20	$2.22
2) Hypothetical	0.48%	$1,000.00	$1,020.43	$2.19

*  Expenses are calculated using the Class's annualized net expense ratio for the period ended February 28, 2006, multiplied by the average account value over the period, multiplied by 165 days in the period, divided by 365 days in the year.

19

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

20

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

21

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

22

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

23

GMO U.S. Core Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO U.S. Core Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Since September 16, 2005, the Class III shares of the GMO U.S. Core Fund returned +3.2% for the fiscal period ended February 28, 2006, as compared to +4.4% for the S&P 500 for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection detracted from the portfolio's relative performance for the period. Underweight positions in manufacturing, oil & gas, and food & beverage provided the bulk of positive performance. Meanwhile, an overweight position in automotive and an underweight position in financials both proved costly.

The portfolio's stock selection for the period was flat relative to the benchmark. Selection among technology issues hindered performance. This was counteracted by a positive impact from the portfolio's selection among health care stocks.

For the year, the portfolio's valuation stock selection strategies detracted from overall performance, while price momentum provided a positive impact for the period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for different classes will vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  See Note 1 to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investment(s)	3.3
Other	0.0
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	23.1%
Financial	16.3
Technology	14.7
Retail Stores	13.0
Utility	9.0
Consumer Goods	6.0
Oil & Gas	5.1
Services	3.2
Construction	2.8
Food & Beverage	2.6
Automotive	1.5
Machinery	1.3
Transportation	1.0
Manufacturing	0.3
Primary Process Industry	0.1
100.0%

1

GMO U.S. Core Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%
	Automotive — 1.4%
6,600	Ford Motor Co.	52,602
800	General Motors Corp.	16,248
1,800	Harley-Davidson, Inc.	94,518
500	Johnson Controls, Inc.	35,635
600	Lear Corp.	12,516
200	Paccar, Inc.	13,974
		225,493
	Construction — 2.7%
1,500	Centex Corp.	101,415
2,700	D.R. Horton, Inc.	92,097
100	Fluor Corp.	8,630
1,100	KB Home	73,733
1,200	Lennar Corp.-Class A	71,832
2,100	Pulte Homes, Inc.	80,661
		428,368
	Consumer Goods — 5.8%
7,400	Altria Group, Inc.	532,060
200	Black & Decker Corp.	17,116
600	Colgate-Palmolive Co.	32,688
2,900	Eastman Kodak Co.	81,345
300	Fortune Brands, Inc.	23,265
1,300	Liz Claiborne, Inc.	46,839
800	Mattel Co.	13,480
900	Mohawk Industries, Inc. *	77,859
1,000	Whirlpool Corp.	89,790
		914,442
	Financial — 15.8%
3,500	Aflac, Inc.	161,875
1,300	AMBAC Financial Group, Inc.	97,695

See accompanying notes to the financial statements.

2

GMO U.S. Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
2,500	American International Group, Inc.	165,900
1,000	AON Corp.	39,610
2,604	Bank of America Corp.	119,393
200	BB&T Corp.	7,906
5,400	Charles Schwab Corp. (The)	87,534
500	Chubb Corp.	47,875
1,900	Citigroup, Inc.	88,103
600	Comerica, Inc.	34,392
400	Countrywide Financial Corp.	13,792
500	E*Trade Financial Corp. *	12,790
5,500	Fannie Mae	300,740
1,500	Fidelity National Financial, Inc.	56,640
600	Franklin Resources, Inc.	61,608
1,000	Freddie Mac	67,390
300	Goldman Sachs Group, Inc.	42,387
200	Hartford Financial Services Group, Inc.	16,476
400	Legg Mason, Inc.	52,236
700	Lehman Brothers Holdings, Inc.	102,165
500	Lincoln National Corp.	28,385
400	Loews Corp.	36,904
1,500	Marsh & McLennan Cos., Inc.	46,365
100	MBIA, Inc.	5,874
600	Metlife, Inc.	30,072
1,000	MGIC Investment Corp.	63,750
2,100	National City Corp.	73,080
875	Old Republic International Corp.	18,629
700	PMI Group (The), Inc.	30,310
200	PNC Financial Services Group, Inc.	14,070
400	Progressive Corp. (The)	42,980
700	Prudential Financial, Inc.	53,928
800	Radian Group, Inc.	45,400
1,400	St. Paul Travelers Cos. (The), Inc.	60,172
600	State Street Corp.	37,488
1,100	TD Ameritrade Holding Corp.	23,936

See accompanying notes to the financial statements.

3

GMO U.S. Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
1,000	Torchmark Corp.	54,670
2,300	UnumProvident Corp.	47,587
200	Wachovia Corp.	11,214
4,360	Washington Mutual, Inc.	186,172
		2,487,493
	Food & Beverage — 2.6%
700	Archer-Daniels-Midland Co.	22,204
4,800	Coca-Cola Co. (The)	201,456
700	Dean Foods Co. *	26,229
500	General Mills Co.	24,625
800	PepsiCo, Inc.	47,288
2,800	Sara Lee Corp.	49,476
2,600	Tyson Foods, Inc.-Class A	35,178
		406,456
	Health Care — 22.3%
2,400	Abbott Laboratories	106,032
2,400	Aetna, Inc.	122,400
200	Allergan, Inc.	21,652
2,200	AmerisourceBergen Corp.	101,178
3,600	Bristol-Myers Squibb Co.	83,160
2,300	Cardinal Health, Inc.	166,980
300	Cigna Corp.	36,825
200	Coventry Health Care, Inc. *	11,924
1,400	Express Scripts, Inc. *	122,178
1,700	Forest Laboratories, Inc. *	78,030
1,000	Genentech, Inc. *	85,690
1,100	HCA, Inc.	52,690
100	Health Net, Inc. *	4,795
500	Humana, Inc. *	25,835
7,600	Johnson & Johnson	438,140
1,100	Lincare Holdings, Inc. *	44,990
3,800	McKesson Corp.	205,694

See accompanying notes to the financial statements.

4

GMO U.S. Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
1,200	Medco Health Solutions, Inc. *	66,864
500	Medtronic, Inc.	26,975
10,100	Merck & Co., Inc.	352,086
200	Omnicare, Inc.	12,170
23,900	Pfizer, Inc.	625,941
200	St. Jude Medical, Inc. *	9,120
500	Stryker Corp.	23,110
9,800	UnitedHealth Group, Inc.	570,654
900	WellPoint, Inc. *	69,111
1,300	Wyeth	64,740
		3,528,964
	Machinery — 1.3%
200	Baker Hughes, Inc.	13,594
2,300	Caterpillar, Inc.	168,084
300	Halliburton Co.	20,400
		202,078
	Manufacturing — 0.3%
200	ITT Industries, Inc.	10,500
700	United Technologies Corp.	40,950
		51,450
	Oil & Gas — 4.9%
100	Amerada Hess Corp.	13,831
300	Anadarko Petroleum Corp.	29,748
400	Apache Corp.	26,768
1,100	Burlington Resources, Inc.	99,198
3,100	ConocoPhillips	188,976
700	Devon Energy Corp.	41,041
100	EOG Resources, Inc.	6,740
2,400	Exxon Mobil Corp.	142,488
700	Marathon Oil Corp.	49,420
1,400	Occidental Petroleum Corp.	128,156

See accompanying notes to the financial statements.

5

GMO U.S. Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Oil & Gas — continued
400	Patterson-UTI Energy, Inc.	11,020
500	Sunoco, Inc.	37,050
		774,436
	Primary Process Industry — 0.1%
300	Air Products & Chemicals, Inc.	19,248
	Retail Stores — 12.5%
300	Advance Auto Parts *	12,405
1,600	Albertson's, Inc.	40,704
1,300	Autonation, Inc. *	27,183
2,500	Bed Bath & Beyond, Inc. *	90,100
800	Chico's FAS, Inc. *	37,640
800	Costco Wholesale Corp.	41,024
600	CVS Corp.	16,998
1,300	Dollar General Corp.	22,646
800	Federated Department Stores, Inc.	56,832
14,300	Home Depot, Inc.	602,745
4,300	Kroger Co. (The) *	86,172
5,400	Lowe's Cos., Inc.	368,172
900	Nordstrom, Inc.	34,200
700	Office Depot, Inc. *	24,976
500	Ross Stores, Inc.	14,160
2,000	Safeway, Inc.	48,620
800	Supervalu, Inc.	25,280
200	Target Corp.	10,880
300	Tiffany & Co.	11,139
2,300	TJX Cos., Inc.	56,327
4,300	Walgreen Co.	192,898
3,500	Wal-Mart Stores, Inc.	158,760
		1,979,861

See accompanying notes to the financial statements.

6

GMO U.S. Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Services — 3.1%
1,300	Darden Restaurants, Inc.	54,522
600	Gannett Co., Inc.	37,296
1,200	Interpublic Group of Cos., Inc. *	12,432
1,200	Marriott International, Inc.-Class A	82,080
1,000	McDonald's Corp.	34,910
900	MGM Mirage *	33,273
200	Moody's Corp.	13,400
800	Omnicom Group	63,856
1,400	Sysco Corp.	42,126
900	Wendy's International, Inc.	52,110
1,200	Yum! Brands, Inc.	57,240
		483,245
	Technology — 14.2%
1,900	Adobe Systems, Inc.	73,378
600	Affiliated Computer Services, Inc.-Class A *	37,752
600	Agilent Technologies, Inc. *	21,600
500	American Power Conversion Corp.	10,215
300	Autodesk, Inc.	11,295
400	Boeing Co.	29,076
300	Broadcom Corp.-Class A *	13,527
2,800	Corning, Inc. *	68,348
200	Danaher Corp.	12,116
10,100	Dell, Inc. *	292,900
200	DST Systems, Inc. *	11,246
3,400	EMC Corp. *	47,668
2,600	First Data Corp.	117,338
200	General Dynamics Corp.	24,654
300	Goodrich Corp.	12,552
200	Google, Inc.-Class A *	72,524
400	Harris Corp.	18,272
12,500	Hewlett-Packard Co.	410,125
18,500	Intel Corp.	381,100
600	Intuit, Inc. *	29,148

See accompanying notes to the financial statements.

7

GMO U.S. Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
300	Jabil Circuit, Inc. *	11,355
700	Lexmark International, Inc. *	32,963
1,100	Lockheed Martin Corp.	80,157
3,100	Motorola, Inc.	66,340
600	National Semiconducter Corp.	16,830
200	Northrop Grumman Corp.	12,820
900	Nvidia Corp. *	42,417
300	Paychex, Inc.	12,015
700	Qualcomm, Inc.	33,047
700	Rockwell Automation, Inc.	47,719
300	Rockwell Collins, Inc.	15,945
5,800	Texas Instruments, Inc.	173,130
		2,239,572
	Transportation — 1.0%
1,200	Burlington Northern Santa Fe Corp.	94,368
400	C.H. Robinson Worldwide, Inc.	17,928
500	Union Pacific Corp.	44,275
		156,571
	Utility — 8.7%
600	AES Corp. (The) *	10,380
300	Alltel Corp.	18,945
700	American Electric Power Co., Inc.	25,550
14,832	AT&T, Inc.	409,215
3,600	BellSouth Corp.	113,688
1,500	Centerpoint Energy, Inc.	19,455
800	Constellation Energy Group, Inc.	46,992
300	DTE Energy Co.	12,990
500	Duke Energy Corp.	14,200
700	Edison International	31,052
300	Entergy Corp.	21,753
1,500	Exelon Corp.	85,665
500	FirstEnergy Corp.	25,540

See accompanying notes to the financial statements.

8

GMO U.S. Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Utility — continued
600	FPL Group, Inc.	25,158
700	Kinder Morgan, Inc.	64,946
700	Nextel Partners, Inc.-Class A *	19,642
200	Progress Energy, Inc.	8,876
300	Public Service Enterprise Group, Inc.	20,817
200	Questar Corp.	14,650
400	TXU Corp.	20,956
10,900	Verizon Communications, Inc.	367,330
		1,377,800
	TOTAL COMMON STOCKS (COST $14,832,981)	15,275,477
	SHORT-TERM INVESTMENT(S) — 3.3%
520,042	Citigroup Global Markets Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $520,086 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 02/15/36 and a market value, including accrued interest, of $530,443.	520,042
	TOTAL SHORT-TERM INVESTMENT(S) (COST $520,042)	520,042
	TOTAL INVESTMENTS — 100.0% (Cost $15,353,023)	15,795,519
	Other Assets and Liabilities (net) — 0.0%	4,561
	TOTAL NET ASSETS — 100.0%	$15,800,080

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

9

GMO U.S. Core Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value (cost $15,353,023) (Note 2)	$15,795,519
Dividends and interest receivable	20,006
Receivable for expenses reimbursed by Manager (Note 3)	56,116
Total assets	15,871,641
Liabilities:
Payable to affiliate for (Note 3):
Management fee	3,984
Shareholder service fee	1,789
Administration fee – Class M	37
Trustees and Chief Compliance Officer fees	47
Payable for 12b-1 fee – Class M	23
Accrued expenses	65,681
Total liabilities	71,561
Net assets	$15,800,080
Net assets consist of:
Net capital(1)	$15,357,584
Net unrealized appreciation	442,496
$15,800,080
Net assets attributable to:
Class II shares	$114,656
Class III shares	$15,443,746
Class M shares	$241,678
Shares outstanding:
Class II	7,702
Class III	1,035,197
Class M	16,250
Net asset value per share:
Class II	$14.89
Class III	$14.92
Class M	$14.87

(1)  Net capital includes net investment income (loss) and accumulated realized gain (loss).

See accompanying notes to the financial statements.

10

GMO U.S. Core Fund

(A Series of GMO Trust)

Statement of Operations — Period from September 16, 2005 through February 28, 2006

Investment Income:
Dividends	$143,486
Interest	7,180
Total investment income	150,666
Expenses:
Management fee (Note 3)	22,932
Shareholder service fee – Class II (Note 3)	111
Shareholder service fee – Class III (Note 3)	10,157
12b-1 fee – Class M (Note 3)	319
Administration fee – Class M (Note 3)	245
Custodian, fund accounting agent and transfer agent fees	28,651
Audit and tax fees	27,558
Legal fees	5,070
Trustees fees and related expenses (Note 3)	28,787
Registration fees	5,070
Miscellaneous	638
Total expenses	129,538
Fees and expenses reimbursed by Manager (Note 3)	(93,765)
Net expenses	35,773
Net investment income (loss)	114,893
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(69,317)
Change in net unrealized appreciation (depreciation) on:
Investments	442,496
Net realized and unrealized gain (loss)	373,179
Net increase (decrease) in net assets resulting from operations	$488,072

See accompanying notes to the financial statements.

11

GMO U.S. Core Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from September 16, 2005 through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$114,893
Net realized gain (loss)	(69,317)
Change in net unrealized appreciation (depreciation)	442,496
Net increase (decrease) in net assets from operations	488,072
Net share transactions (Note 7):
Class II	111,106
Class III	14,964,600
Class M	236,302
Increase (decrease) in net assets resulting from net share transactions	15,312,008
Total increase (decrease) in net assets	15,800,080
Net assets:
Beginning of period	—
End of period	$15,800,080

See accompanying notes to the financial statements.

12

GMO U.S. Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$14.43
Income (loss) from investment operations:
Net investment income (loss)†	0.10
Net realized and unrealized gain (loss)	0.36
Total from investment operations	0.46
Net asset value, end of period	$14.89
Total Return(a)	3.19	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$115
Net expenses to average daily net assets	0.58	%*
Net investment income to average daily net assets	1.59	%*
Portfolio turnover rate	36	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	1.35	%*

(a)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO U.S. Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$14.46
Income (loss) from investment operations:
Net investment income (loss)†	0.11
Net realized and unrealized gain (loss)	0.35
Total from investment operations	0.46
Net asset value, end of period	$14.92
Total Return(a)	3.18	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$15,444
Net expenses to average daily net assets	0.51	%*
Net investment income to average daily net assets	1.66	%*
Portfolio turnover rate	36	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	1.35	%*

(a)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO U.S. Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$14.43
Income (loss) from investment operations:
Net investment income (loss)†	0.09
Net realized and unrealized gain (loss)	0.35
Total from investment operations	0.44
Net asset value, end of period	$14.87
Total Return(a)	3.05	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$242
Net expenses to average daily net assets	0.81	%*
Net investment income to average daily net assets	1.32	%*
Portfolio turnover rate	36	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	1.35	%*

(a)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO U.S. Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

On September 16, 2005, shareholders of the Fund holding 99.7% of the Fund's then outstanding shares requested redemption of their shares. On the same day, the Fund transferred assets and liabilities (representing on a net basis 97.7% of the Fund's net assets) to GMO U.S. Core Equity Fund, a newly organized fund, with investment objectives similar to the Fund's, in consideration for newly issued shares of GMO U.S. Core Equity Fund. The Fund then honored the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S Core Equity Fund. The preceding events are hereafter referred to as (the "Redemption Transaction"). Because for tax and accounting purposes the GMO U.S. Core Equity Fund is treated as a continuation of the Fund's prior operations, for accounting and tax purposes the Fund itself is deemed to have commenced operations on the date of the Redemption Transaction. On the date of the Redemption Transaction, the shareholders who opted not to redeem from the Fund were deemed to have contributed securities in-kind to the Fund with an accounting and tax basis equal to fair market value. Therefore, the Statement of Operations, Statement of Changes in Net Assets and Financial Highlights are shown for the period from September 16, 2005 through February 28, 2006.

Throughout the period from September 16, 2005 through February 28, 2006, the Fund had three classes of shares outstanding: Class II, Class III and Class M. Class M shares carry an administration fee and a 12b-1 fee, while Class II and Class III shares carry a shareholder service fee (See Note 3). The principal economic difference among the classes of shares was the type and level of fees borne by the classes.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

16

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the

17

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing,

18

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended February 28, 2006, the Fund did not participate in securities lending.

Taxes

Prior to the close of business on September 16, 2005, the Fund qualified as a regulated investment company. Subsequent to the Redemption Transaction, all Fund tax attributes relating to the time periods prior to September 16, 2005 transferred to GMO U.S. Core Equity Fund. After the close of business on September 16, 2005, the Fund elected to be treated as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal or state income taxes is reflected in the accompanying financial statements.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$15,354,392	$904,782	$(463,655)	$441,127

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

19

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.22% for Class II shares and 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

GMO has entered into a binding agreement effective until at least May 31, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III, Class IV and Class VI only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended February 28, 2006 was $4,329 and $90, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 2006 aggregated $20,343,733 and $5,441,434, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be

20

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related party

As of February 28, 2006, 88.0% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of February 28, 2006, 0.1% of the Fund's shares were held by GMO.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from September 16, 2005 through February 28, 2006
Class II:	Shares	Amount
Shares issued for in-kind transaction	7,702	$111,106
Net increase (decrease)	7,702	$111,106
	Period from September 16, 2005 through February 28, 2006
Class III:	Shares	Amount
Shares issued for in-kind transaction	1,035,197	$14,964,600
Net increase (decrease)	1,035,197	$14,964,600
	Period from September 16, 2005 through February 28, 2006
Class M:	Shares	Amount
Shares issued for in-kind transaction	27,185	$392,258
Shares repurchased	(10,935)	(155,956)
Net increase (decrease)	16,250	$236,302

21

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO U.S. Core Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Core Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 16, 2005 to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, GMO U.S. Core Equity Fund was the successor to the Fund for accounting purposes for all periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

22

GMO U.S. Core Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 16, 2005 through February 28, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.58%	$1,000.00	$1,031.90	$2.66
2) Hypothetical	0.58%	$1,000.00	$1,019.98	$2.65
Class III
1) Actual	0.51%	$1,000.00	$1,031.80	$2.34
2) Hypothetical	0.51%	$1,000.00	$1,020.30	$2.33
Class M
1) Actual	0.81%	$1,000.00	$1,030.50	$3.72
2) Hypothetical	0.81%	$1,000.00	$1,018.94	$3.70

*  Expenses are calculated using each Class's annualized net expense ratio for the period ended February 28, 2006, multiplied by the average account value over the period, multiplied by 165 days in the period, divided by 365 days in the year.

23

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

24

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

25

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

26

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

27

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO U.S. Core Equity Fund returned +5.6% for the fiscal year ended February 28, 2006, as compared to +8.4% for the S&P 500. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection detracted from the portfolio's relative performance for the fiscal year. Underweight positions in manufacturing, services, and food & beverage provided the bulk of positive performance. Meanwhile, an overweight position in automotive proved costly.

The portfolio's underperformance for the period is primarily attributed to stock selection, and, more specifically, picks made among technology issues. Some positive performance came from selections made in health care and retail store securities.

For the year, the portfolio's valuation stock selection strategies detracted from overall performance, while price momentum provided a positive impact for the period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Comparison of Change in Value of a $5,000,000 Investment in GMO U.S. Core Equity Fund Class III Shares and the S&P 500 Index As of February 28, 2006

	Average Annual Total Returns†			
	1 Year	5 Year	10 Year	Since Inception
Class III	5.60%	2.68%	9.64%	n/a
Class IV	5.66%	2.62%	n/a	**1/9/98** 6.76%
Class VI	5.64%	n/a	n/a	**6/30/03** 11.55%
Class M	5.22%	n/a	n/a	**4/15/02** 4.82%

$22,000,000
$17,000,000
$12,000,000
$7,000,000
$2,000,000
2/29/96
$5,000,000
$12,548,600
$11,753,995
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
GMO U.S. Core Equity Fund
S&P 500 Index

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for different classes will vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  The Fund is the successor to the GMO U.S. Core Fund, therefore, performance for the periods prior to September 16, 2005 is that of GMO U.S. Core Fund.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.9%
Short-Term Investment(s)	11.0
Futures	0.0
Other	(6.9)
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	23.0%
Financial	15.7
Technology	14.7
Retail Stores	13.9
Utility	8.9
Consumer Goods	5.9
Oil & Gas	5.3
Services	2.9
Construction	2.7
Food & Beverage	2.6
Automotive	1.8
Machinery	1.1
Transportation	1.1
Manufacturing	0.3
Primary Process Industry	0.1
100.0%

1

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 95.9%
	Automotive — 1.7%
3,850,011	Ford Motor Co. (a)	30,684,588
219,416	General Motors Corp. (a)	4,456,339
756,500	Harley-Davidson, Inc. (a)	39,723,815
331,345	Johnson Controls, Inc.	23,614,958
212,103	Lear Corp. (a)	4,424,469
53,800	Paccar, Inc.	3,759,006
		106,663,175
	Construction — 2.5%
400,700	Centex Corp.	27,091,327
963,037	D.R. Horton, Inc. (a)	32,849,192
62,300	Fluor Corp. (a)	5,376,490
407,000	KB Home (a)	27,281,210
504,400	Lennar Corp.-Class A (a)	30,193,384
5,700	NVR, Inc. * (a)	4,292,100
783,500	Pulte Homes, Inc. (a)	30,094,235
44,100	Ryland Group, Inc. (a)	3,075,975
		160,253,913
	Consumer Goods — 5.6%
2,906,300	Altria Group, Inc.	208,962,970
68,700	Black & Decker Corp.	5,879,346
224,200	Colgate-Palmolive Co.	12,214,416
1,114,849	Eastman Kodak Co. (a)	31,271,514
258,600	Jones Apparel Group, Inc.	7,478,712
471,400	Liz Claiborne, Inc. (a)	16,984,542
398,400	Mattel Co.	6,713,040
350,100	Mohawk Industries, Inc. *	30,287,151
103,700	Newell Rubbermaid, Inc. (a)	2,579,019
365,300	Whirlpool Corp.	32,800,287
		355,170,997

See accompanying notes to the financial statements.

2

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — 15.1%
1,291,500	Aflac, Inc.	59,731,875
87,300	Allstate Corp. (The) (a)	4,782,294
428,300	AMBAC Financial Group, Inc.	32,186,745
1,044,400	American International Group, Inc.	69,306,384
368,300	AON Corp. (a)	14,588,363
1,024,877	Bank of America Corp.	46,990,611
88,100	BB&T Corp.	3,482,593
2,527,500	Charles Schwab Corp. (The)	40,970,775
185,700	Chubb Corp.	17,780,775
862,900	Citigroup, Inc.	40,012,673
129,500	Comerica, Inc.	7,422,940
107,900	E*Trade Financial Corp. *	2,760,082
148,500	Equifax, Inc.	5,441,040
2,227,254	Fannie Mae (a)	121,786,249
656,120	Fidelity National Financial, Inc.	24,775,091
2,300	First Horizon National Corp.	89,953
252,300	Franklin Resources, Inc.	25,906,164
321,700	Freddie Mac	21,679,363
98,300	Goldman Sachs Group, Inc.	13,888,807
76,800	Hartford Financial Services Group, Inc.	6,326,784
138,400	Legg Mason, Inc.	18,073,656
334,900	Lehman Brothers Holdings, Inc.	48,878,655
199,900	Lincoln National Corp. (a)	11,348,323
130,900	Loews Corp.	12,076,834
273,200	Marsh & McLennan Cos., Inc. (a)	8,444,612
41,650	MBIA, Inc. (a)	2,446,521
234,500	Metlife, Inc. (a)	11,753,140
373,000	MGIC Investment Corp.	23,778,750
714,600	National City Corp. (a)	24,868,080
335,500	Old Republic International Corp.	7,142,795
326,800	PMI Group (The), Inc. (a)	14,150,440
63,900	PNC Financial Services Group, Inc.	4,495,365
49,800	Principal Financial Group	2,426,256
226,300	Progressive Corp. (The) (a)	24,315,935

See accompanying notes to the financial statements.

3

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
248,800	Prudential Financial, Inc. (a)	19,167,552
216,000	Radian Group, Inc.	12,258,000
548,600	St. Paul Travelers Cos. (The), Inc. (a)	23,578,828
206,700	State Street Corp. (a)	12,914,616
360,400	TD Ameritrade Holding Corp.	7,842,304
324,300	Torchmark Corp.	17,729,481
988,000	UnumProvident Corp. (a)	20,441,720
1,455,604	Washington Mutual, Inc. (a)	62,154,291
		950,195,715
	Food & Beverage — 2.5%
509,200	Archer-Daniels-Midland Co.	16,151,824
1,878,500	Coca-Cola Co. (The)	78,840,645
218,600	Dean Foods Co. *	8,190,942
160,500	General Mills Co.	7,904,625
286,800	PepsiCo, Inc.	16,952,748
1,040,600	Sara Lee Corp.	18,387,402
758,100	Tyson Foods, Inc.-Class A	10,257,093
		156,685,279
	Health Care — 22.1%
886,900	Abbott Laboratories	39,183,242
796,444	Aetna, Inc.	40,618,644
73,000	Allergan, Inc.	7,902,980
832,600	AmerisourceBergen Corp.	38,291,274
64,500	Amgen, Inc. *	4,869,105
1,323,352	Bristol-Myers Squibb Co. (a)	30,569,431
429,500	Cardinal Health, Inc.	31,181,700
301,300	Cigna Corp.	36,984,575
42,300	Coventry Health Care, Inc. *	2,521,926
8,300	DENTSPLY International, Inc.	473,017
527,800	Express Scripts, Inc. *	46,061,106
624,600	Forest Laboratories, Inc. * (a)	28,669,140
396,700	Genentech, Inc. *	33,993,223

See accompanying notes to the financial statements.

4

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
449,700	HCA, Inc.	21,540,630
204,100	Health Net, Inc. *	9,786,595
268,500	Humana, Inc. *	13,873,395
3,055,900	Johnson & Johnson	176,172,635
153,100	King Pharmaceuticals, Inc. *	2,487,875
385,166	Lincare Holdings, Inc. *	15,753,289
1,486,300	McKesson Corp.	80,453,419
294,800	Medco Health Solutions, Inc. *	16,426,256
404,500	Medtronic, Inc.	21,822,775
3,992,100	Merck & Co., Inc.	139,164,606
9,643,580	Pfizer, Inc.	252,565,360
664,800	Tenet Healthcare Corp. *	5,245,272
3,715,102	UnitedHealth Group, Inc.	216,330,390
384,722	WellPoint, Inc. * (a)	29,542,802
943,100	Wyeth	46,966,380
		1,389,451,042
	Machinery — 1.0%
101,100	Baker Hughes, Inc.	6,871,767
745,600	Caterpillar, Inc. (a)	54,488,448
72,200	Halliburton Co.	4,909,600
		66,269,815
	Manufacturing — 0.3%
27,200	Illinois Tool Works, Inc.	2,334,848
125,400	ITT Industries, Inc.	6,583,500
205,900	United Technologies Corp.	12,045,150
		20,963,498
	Oil & Gas — 5.1%
22,100	Amerada Hess Corp. (a)	3,056,651
197,200	Anadarko Petroleum Corp.	19,554,352
284,700	Apache Corp. (a)	19,052,124
419,696	Burlington Resources, Inc. (a)	37,848,185

See accompanying notes to the financial statements.

5

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Oil & Gas — continued
1,207,600	ConocoPhillips (a)	73,615,296
331,200	Devon Energy Corp.	19,418,256
19,900	EOG Resources, Inc. (a)	1,341,260
997,200	Exxon Mobil Corp.	59,203,764
236,100	Marathon Oil Corp.	16,668,660
530,100	Occidental Petroleum Corp.	48,525,354
197,600	Patterson-UTI Energy, Inc.	5,443,880
196,200	Sunoco, Inc. (a)	14,538,420
		318,266,202
	Primary Process Industry — 0.1%
102,500	Air Products & Chemicals, Inc.	6,576,400
	Retail Stores — 13.3%
70,200	Abercrombie & Fitch Co.-Class A	4,725,864
172,900	Advance Auto Parts *	7,149,415
668,821	Albertson's, Inc. (a)	17,014,806
473,800	Autonation, Inc. * (a)	9,907,158
74,000	Autozone, Inc. *	7,154,320
927,100	Bed Bath & Beyond, Inc. *	33,412,684
325,700	Chico's FAS, Inc. * (a)	15,324,185
105,200	Costco Wholesale Corp.	5,394,656
270,500	CVS Corp.	7,663,265
466,500	Dollar General Corp.	8,126,430
317,200	Federated Department Stores, Inc.	22,533,888
5,353,604	Home Depot, Inc. (a)	225,654,409
1,997,100	Kroger Co. * (a)	40,021,884
2,227,800	Lowe's Cos., Inc. (a)	151,891,404
381,200	Nordstrom, Inc.	14,485,600
453,200	Office Depot, Inc. *	16,170,176
290,000	Ross Stores, Inc.	8,212,800
1,642,900	Safeway, Inc. (a)	39,938,899
280,400	Supervalu, Inc.	8,860,640
68,800	Target Corp. (a)	3,742,720

See accompanying notes to the financial statements.

6

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Retail Stores — continued
139,600	Tiffany & Co. (a)	5,183,348
706,836	TJX Cos., Inc.	17,310,414
1,791,600	Walgreen Co.	80,371,176
1,858,200	Wal-Mart Stores, Inc. (a)	84,287,952
32,800	Whole Foods Market, Inc. (a)	2,095,264
		836,633,357
	Services — 2.8%
487,500	Darden Restaurants, Inc.	20,445,750
208,500	Gannett Co., Inc. (a)	12,960,360
382,100	Interpublic Group of Cos., Inc. * (a)	3,958,556
451,000	Marriott International, Inc.-Class A	30,848,400
266,300	McDonald's Corp.	9,296,533
341,100	MGM Mirage * (a)	12,610,467
107,900	Moody's Corp.	7,229,300
285,500	Omnicom Group (a)	22,788,610
492,900	Sysco Corp.	14,831,361
325,500	Wendy's International, Inc.	18,846,450
453,900	Yum! Brands, Inc.	21,651,030
		175,466,817
	Technology — 14.1%
797,000	Adobe Systems, Inc.	30,780,140
216,200	Affiliated Computer Services, Inc.-Class A * (a)	13,603,304
289,300	Agilent Technologies, Inc. *	10,414,800
382,200	American Power Conversion Corp.	7,808,346
96,000	Applera Corp.-Applied Biosystems Group	2,713,920
109,260	Autodesk, Inc.	4,113,639
165,900	Boeing Co.	12,059,271
132,900	Broadcom Corp.-Class A *	5,992,461
77,700	Citrix Systems, Inc. *	2,514,372
1,188,100	Corning, Inc. * (a)	29,001,521
3,566,200	Dell, Inc. * (a)	103,419,800
128,600	Diebold, Inc.	5,144,000

See accompanying notes to the financial statements.

7

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
43,300	DST Systems, Inc. * (a)	2,434,759
1,253,400	EMC Corp. *	17,572,668
63,000	Emerson Electric Co.	5,154,030
1,176,900	First Data Corp.	53,113,497
94,800	General Dynamics Corp.	11,685,996
108,900	Goodrich Corp.	4,556,376
59,600	Google, Inc.-Class A *	21,612,152
26,000	Harris Corp.	1,187,680
5,048,100	Hewlett-Packard Co.	165,628,161
7,205,800	Intel Corp.	148,439,480
190,800	Intuit, Inc. *	9,269,064
167,300	Jabil Circuit, Inc. *	6,332,305
179,700	Lexmark International, Inc. *	8,462,073
498,600	Lockheed Martin Corp.	36,332,982
64,300	Microchip Technology, Inc.	2,263,360
1,359,100	Motorola, Inc.	29,084,740
145,300	National Semiconductor Corp.	4,075,665
39,900	Northrop Grumman Corp.	2,557,590
216,400	Nvidia Corp. *	10,198,932
61,600	Paychex, Inc.	2,467,080
271,300	Qualcomm, Inc.	12,808,073
274,400	Rockwell Automation, Inc. (a)	18,705,848
125,400	Rockwell Collins, Inc.	6,665,010
2,288,900	Texas Instruments, Inc.	68,323,665
128,000	W.W. Grainger, Inc.	9,477,120
		885,973,880
	Transportation — 1.1%
508,395	Burlington Northern Santa Fe Corp.	39,980,183
135,500	C.H. Robinson Worldwide, Inc.	6,073,110
25,300	JB Hunt Transport Services, Inc. (a)	598,598
259,100	Union Pacific Corp.	22,943,305
		69,595,196

See accompanying notes to the financial statements.

8

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Utility — 8.6%
427,100	AES Corp. (The) *	7,388,830
208,600	Alltel Corp.	13,173,090
382,600	American Electric Power Co., Inc.	13,964,900
5,320,522	AT&T, Inc.	146,793,202
1,454,200	BellSouth Corp. (a)	45,923,636
532,400	Centerpoint Energy, Inc. (a)	6,905,228
261,200	Constellation Energy Group, Inc.	15,342,888
190,700	Duke Energy Corp. (a)	5,415,880
263,400	Edison International	11,684,424
551,200	El Paso Corp.	7,209,696
124,400	Entergy Corp.	9,020,244
518,900	Exelon Corp. (a)	29,634,379
220,200	FirstEnergy Corp.	11,247,816
208,300	FPL Group, Inc.	8,734,019
266,400	Kinder Morgan, Inc.	24,716,592
273,800	Nextel Partners, Inc.-Class A *	7,682,828
104,300	Public Service Enterprise Group, Inc.	7,237,377
126,900	Questar Corp.	9,295,425
161,000	TXU Corp.	8,434,790
4,409,522	Verizon Communications, Inc.	148,600,891
		538,406,135
	TOTAL COMMON STOCKS (COST $5,623,344,465)	6,036,571,421
	SHORT-TERM INVESTMENT(S) — 11.0%
15,749,520	American Beacon Money Market Select Fund (b)	15,749,520
51,185,939	BGI Institutional Money Market Fund (b)	51,185,939
23,624,280	Fortis Bank Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.53%, due 03/23/06 (b)	23,624,280
78,747,598	Goldman Sachs Group Inc. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $78,757,666 and an effective yield of 4.60%, collateralized by various corporate debt obligations with an aggregate market value of $80,322,550. (b)	78,747,598

See accompanying notes to the financial statements.

9

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — continued
70,872,838	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $70,881,801 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $72,705,796. (b)	70,872,838
15,749,520	Merrimac Cash Series-Premium Class (b)	15,749,520
57,426,078	Morgan Stanley & Co. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $57,433,340 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $58,574,944. (b)	57,426,078
47,248,559	National Australia Bank Eurodollar Overnight Time Deposit, 4.56%, due 03/01/06 (b)	47,248,559
31,499,039	Rabobank Nederland Eurodollar Overnight Time Deposit, 4.52%, due 03/01/06 (b)	31,499,039
23,624,280	Royal Bank of Scotland Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.55%, due 03/31/06 (b)	23,624,280
48,413,098	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 4.57%, due 03/01/06 (b)	48,413,098
19,000,000	U.S. Treasury Bill, 3.81%, due 03/23/06 (c) (d)	18,957,048
207,176,082	Citigroup Global Markets Repurchase Agreement, dated 02/28/06, due 03/1/06, with a maturity value of $207,193,404 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 02/15/36, and a market value, including accrued interest of $211,319,604.	207,176,082
	TOTAL SHORT-TERM INVESTMENT(S) (COST $690,273,879)	690,273,879
	TOTAL INVESTMENTS — 106.9% (Cost $6,313,618,344)	6,726,845,300
	Other Assets and Liabilities (net) — (6.9%)	(434,755,413)
	TOTAL NET ASSETS — 100.0%	$6,292,089,887

See accompanying notes to the financial statements.

10

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
February 28, 2006

A summary of outstanding financial instruments at February 28, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
402	S&P 500	March 2006	$128,881,200	$1,306,316

As of February 28, 2006, the Fund had sufficient cash and/or securities to cover any commitments on margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

(c)  Rate shown represents yield-to-maturity.

(d)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

See accompanying notes to the financial statements.

11

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value, including securities on loan of $444,870,091 (cost $6,313,618,344) (Note 2)	$6,726,845,300
Receivable for Fund shares sold	27,778,570
Dividends and interest receivable	8,251,691
Receivable for expenses reimbursed by Manager (Note 3)	99,540
Total assets	6,762,975,101
Liabilities:
Collateral on securities loaned (Note 2)	464,140,749
Payable for Fund shares repurchased	3,178,284
Payable to affiliate for (Note 3):
Management fee	1,486,194
Shareholder service fee	490,627
Administration fee – Class M	24,177
Trustees and Chief Compliance Officer fees	12,522
Payable for 12b-1 fee – Class M	64,024
Payable for variation margin on open futures contracts (Note 2)	1,165,799
Accrued expenses	322,838
Total liabilities	470,885,214
Net assets	$6,292,089,887
Net assets consist of:
Paid-in capital	$5,888,865,348
Accumulated undistributed net investment income	18,019,090
Distributions in excess of net realized gain	(29,327,823)
Net unrealized appreciation	414,533,272
$6,292,089,887
Net assets attributable to:
Class III shares	$2,841,958,615
Class IV shares	$749,822,316
Class VI shares	$2,543,300,359
Class M shares	$157,008,597
Shares outstanding:
Class III	196,050,621
Class IV	51,799,458
Class VI	175,716,126
Class M	10,848,567
Net asset value per share:
Class III	$14.50
Class IV	$14.48
Class VI	$14.47
Class M	$14.47

See accompanying notes to the financial statements.

12

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Year Ended February 28, 2006

Investment Income:
Dividends	$118,239,605
Interest (including securities lending income of $519,357)	5,881,596
Total investment income	124,121,201
Expenses:
Management fee (Note 3)	18,337,579
Shareholder service fee – Class II (Note 3)	839,966
Shareholder service fee – Class III (Note 3)	3,394,588
Shareholder service fee – Class IV (Note 3)	815,028
Shareholder service fee – Class VI (Note 3)	1,166,987
12b-1 fee – Class M (Note 3)	408,671
Administration fee – Class M (Note 3)	326,560
Custodian, fund accounting agent and transfer agent fees	699,170
Audit and tax fees	85,602
Legal fees	109,390
Trustees fees and related expenses (Note 3)	249,619
Registration fees	155,840
Miscellaneous	122,827
Total expenses	26,711,827
Fees and expenses reimbursed by Manager (Note 3)	(1,233,888)
Net expenses	25,477,939
Net investment income (loss)	98,643,262
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	258,164,814
Closed futures contracts	1,805,456
Net realized gain (loss)	259,970,270
Change in net unrealized appreciation (depreciation) on:
Investments	(26,193,971)
Open futures contracts	(876,404)
Net unrealized gain (loss)	(27,070,375)
Net realized and unrealized gain (loss)	232,899,895
Net increase (decrease) in net assets resulting from operations	$331,543,157

See accompanying notes to the financial statements.

13

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Year Ended February 28, 2006	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$98,643,262	$62,961,957
Net realized gain (loss)	259,970,270	283,977,706
Change in net unrealized appreciation (depreciation)	(27,070,375)	(18,491,670)
Net increase (decrease) in net assets from operations	331,543,157	328,447,993
Distributions to shareholders from:
Net investment income
Class II	(6,329,602)	(6,997,550)
Class III	(37,696,193)	(19,566,902)
Class IV	(13,845,669)	(10,706,945)
Class V	—	(6,305,647)
Class VI	(37,270,977)	(12,149,661)
Class M	(2,290,730)	(1,629,697)
Total distributions from net investment income	(97,433,171)	(57,356,402)
Net realized gains
Class III	(61,452,066)	—
Class IV	(19,494,901)	—
Class VI	(51,739,754)	—
Class M	(3,533,452)	—
Total distributions from net realized gains	(136,220,173)	—
	(233,653,344)	(57,356,402)
Net share transactions (Note 7):
Class II	(696,960,624)	102,119,316
Class III	1,061,910,529	134,256,887
Class IV	(118,000,063)	114,384,885
Class V	—	(468,952,049)
Class VI	750,247,751	1,129,769,693
Class M	(16,685,159)	19,795,237
Increase (decrease) in net assets resulting from net share transactions	980,512,434	1,031,373,969
Total increase (decrease) in net assets	1,078,402,247	1,302,465,560
Net assets:
Beginning of period	5,213,687,640	3,911,222,080
End of period (including accumulated undistributed net investment income of $18,019,090 and $17,341,142, respectively)	$6,292,089,887	$5,213,687,640

See accompanying notes to the financial statements.

14

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.28	$13.54	$9.98	$12.90	$13.95
Income (loss) from investment operations:
Net investment income (loss)†	0.24	0.19	0.16	0.15	0.18
Net realized and unrealized gain (loss)	0.54	0.73	3.56	(2.92)	(1.05)
Total from investment operations	0.78	0.92	3.72	(2.77)	(0.87)
Less distributions to shareholders:
From net investment income	(0.24)	(0.18)	(0.16)	(0.15)	(0.17)
From net realized gains	(0.32)	—	—	—	(0.01)
Total distributions	(0.56)	(0.18)	(0.16)	(0.15)	(0.18)
Net asset value, end of period	$14.50	$14.28	$13.54	$9.98	$12.90
Total Return(a)	5.60%	6.89%	37.50%	(21.59)%	(6.23)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,841,959	$1,739,392	$1,517,458	$1,141,725	$1,321,634
Net expenses to average daily net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.69%	1.46%	1.32%	1.34%	1.33%
Portfolio turnover rate	65%	65%	57%	74%	69%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02%	0.02%	0.03%	0.03%	0.02%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

See accompanying notes to the financial statements.

15

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.26	$13.52	$9.97	$12.89	$13.94
Income (loss) from investment operations:
Net investment income (loss)†	0.25	0.20	0.16	0.16	0.18
Net realized and unrealized gain (loss)	0.54	0.73	3.55	(2.92)	(1.04)
Total from investment operations	0.79	0.93	3.71	(2.76)	(0.86)
Less distributions to shareholders:
From net investment income	(0.25)	(0.19)	(0.16)	(0.16)	(0.18)
From net realized gains	(0.32)	—	—	—	(0.01)
Total distributions	(0.57)	(0.19)	(0.16)	(0.16)	(0.19)
Net asset value, end of period	$14.48	$14.26	$13.52	$9.97	$12.89
Total Return(a)	5.66%	6.96%	37.50%	(21.55)%	(6.20)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$749,822	$866,206	$709,525	$463,254	$744,813
Net expenses to average daily net assets	0.43%	0.44%	0.44%	0.44%	0.44%
Net investment income to average daily net assets	1.76%	1.49%	1.36%	1.39%	1.36%
Portfolio turnover rate	65%	65%	57%	74%	69%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02%	0.02%	0.03%	0.03%	0.02%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

See accompanying notes to the financial statements.

16

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004(a)
Net asset value, beginning of period	$14.26	$13.52	$11.54
Income (loss) from investment operations:
Net investment income (loss)†	0.25	0.21	0.10
Net realized and unrealized gain (loss)	0.54	0.72	2.01
Total from investment operations	0.79	0.93	2.11
Less distributions to shareholders:
From net investment income	(0.26)	(0.19)	(0.13)
In excess of net investment income	(0.32)	—	—
Total distributions	(0.58)	(0.19)	(0.13)
Net asset value, end of period	$14.47	$14.26	$13.52
Total Return(b)	5.64%	7.01%	18.41	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,543,300	$1,750,325	$542,274
Net expenses to average daily net assets	0.38%	0.39%	0.39	%*
Net investment income to average daily net assets	1.78%	1.56%	1.17	%*
Portfolio turnover rate	65%	65%	57	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02%	0.02%	0.03	%*

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the period shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents the portfolio turnover rate of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

17

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003(a)
Net asset value, beginning of period	$14.26	$13.52	$9.96	$12.89
Income (loss) from investment operations:
Net investment income (loss)†	0.20	0.16	0.12	0.11
Net realized and unrealized gain (loss)	0.53	0.72	3.57	(2.94)
Total from investment operations	0.73	0.88	3.69	(2.83)
Less distributions to shareholders:
From net investment income	(0.20)	(0.14)	(0.13)	(0.10)
In excess of net investment income	(0.32)	—	—	—
Total distributions	(0.52)	(0.14)	(0.13)	(0.10)
Net asset value, end of period	$14.47	$14.26	$13.52	$9.96
Total Return(b)	5.22%	6.61%	37.23%	(22.03	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$157,009	$171,316	$141,188	$60,242
Net expenses to average daily net assets	0.77%	0.78%	0.78%	0.78	%*
Net investment income to average daily net assets	1.41%	1.17%	0.98%	1.18	%*
Portfolio turnover rate	65%	65%	57%	74	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02%	0.02%	0.03%	0.03	%*

(a)  Period from April 15, 2002 (commencement of operations) through February 28, 2003.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover rate for the Fund for the year ended February 28, 2003.

See accompanying notes to the financial statements.

18

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO U.S. Core Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO U.S. Core Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005 ("Purchase Date"). For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Statement of Operations is shown for the entire fiscal year ending February 28, 2006, the Statements of Changes in Net Assets are shown for the entire fiscal years ending February 28, 2006 and 2005, and the Financial Highlights are shown for each of the fiscal years ending February 28/29, 2006, 2005, 2004, 2003 and 2002.

The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

As of February 28, 2006, the Fund had four classes of shares outstanding: Class III, Class IV, Class VI and Class M. All shareholders redeemed or exchanged out of Class II on September 16, 2005. Class M shares bear an administration fee and a 12b-1 fee, while Class III, Class IV and Class VI shares bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes. Eligibility for and automatic conversion among the various classes of shares, excluding Class M, is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Fund's prospectus.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

19

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts entered into by the Fund as of February 28, 2006.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the

20

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing,

21

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of February 28, 2006, the fund had loaned securities having a market value of $444,870,091 collateralized by cash in the amount of $464,140,749, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. During the years ended February 28, 2006 and February 28, 2005, the tax character of distributions paid was as follows: ordinary income – $97,802,375 and $57,356,402, respectively and long-term capital gains – $135,850,969 and $0, respectively.

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of $18,019,090 of undistributed ordinary income.

As of February 28, 2006, the Fund elected to defer to March 1, 2006 post-October capital losses of $10,053,867.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,331,585,984	$617,007,905	$(221,748,589)	$395,259,316

22

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 2006. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to redemption in-kind transactions. The financial highlights exclude these adjustments.

Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
$(532,143)	$3,775,965	$(3,243,822)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.  Fees and other transactions with affiliates

Effective September 16, 2005, GMO earns a management fee paid monthly at the annual rate of 0.31% of the Fund's average daily net assets. Prior to September 16, 2005, GMO earned a management fee paid monthly at the annual rate of 0.33% of the Predecessor Fund's average daily net assets (See Note 1). The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.10% for Class IV shares (effective September 16, 2005), and 0.055% for Class VI shares. Prior to September 16, 2005, the shareholder service fee was 0.105% for Class IV shares. For the period March 1, 2005 through September 15, 2005, pursuant to the Shareholder Service plan, the shareholder service fee was calculated based on the average daily net assets of Class II shares at the annual rate of 0.22%.

23

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

Effective September 16, 2005, GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III, Class IV and Class VI only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.31% of average daily net assets. Prior to September 16, 2005, the rate was 0.33% of the Predecessor Fund's average daily net assets (and excluded shareholder service fees for Class II in addition to the above-mentioned expenses).

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the year ended February 28, 2006 was $130,633 and $36,515, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $4,437,087,836 and $3,587,500,169, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

24

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

6.  Principal shareholders and related parties

As of February 28, 2006, 23.3% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of February 28, 2006, less than 0.1% of the Fund's shares were held by six related parties comprised of certain GMO employee accounts, and 51.9% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Year Ended February 28, 2006*		Year Ended February 28, 2005
Class II:	Shares	Amount	Shares	Amount
Shares sold	4,192,972	$58,208,238	14,517,114	$196,443,065
Shares issued to shareholders in reinvestment of distributions	344,885	4,881,209	403,763	5,398,594
Shares repurchased	(52,690,350)	(759,938,965)	(7,644,780)	(99,722,343)
Redemption in Kind	(7,702)	(111,106)	—	—
Net increase (decrease)	(48,160,195)	$(696,960,624)	7,276,097	$102,119,316

*  Effective September 16, 2005, all shareholders redeemed or exchange out of Class II.

25

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	106,136,547	$1,518,927,314	36,783,539	$495,608,507
Shares issued to shareholders in reinvestment of distributions	6,478,842	91,687,691	1,206,667	16,146,675
Shares repurchased	(37,329,263)	(533,739,876)	(28,297,385)	(377,498,295)
Redemption in Kind	(1,035,197)	(14,964,600)	—	—
Net increase (decrease)	74,250,929	$1,061,910,529	9,692,821	$134,256,887
	Year Ended February 28, 2006		Year Ended February 28, 2005
Class IV:	Shares	Amount	Shares	Amount
Shares sold	25,446,957	$369,642,534	18,178,855	$246,916,299
Shares issued to shareholders in reinvestment of distributions	2,271,361	32,102,146	801,199	10,706,945
Shares repurchased	(36,653,149)	(519,744,743)	(10,730,981)	(143,238,359)
Net increase (decrease)	(8,934,831)	$(118,000,063)	8,249,073	$114,384,885
	Year Ended February 28, 2006		Year Ended February 28, 2005**
Class V:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	472,290	6,305,647
Shares repurchased	—	—	(33,659,306)	(475,257,696)
Net increase (decrease)	—	$—	(33,187,016)	$(468,952,049)

**  Effective February 11, 2005, all shareholders were fully redeemed.

26

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class VI:	Shares	Amount	Shares	Amount
Shares sold	49,679,584	$704,266,353	82,266,483	$1,125,139,100
Shares issued to shareholders in reinvestment of distributions	6,302,404	89,010,731	906,853	12,149,661
Shares repurchased	(3,004,479)	(43,029,333)	(558,401)	(7,519,068)
Net increase (decrease)	52,977,509	$750,247,751	82,614,935	$1,129,769,693
	Year Ended February 28, 2006		Year Ended February 28, 2005
Class M:	Shares	Amount	Shares	Amount
Shares sold	325,070	$4,556,579	2,795,296	$36,318,375
Shares issued to shareholders in reinvestment of distributions	412,026	5,824,182	121,966	1,629,697
Shares repurchased	(1,877,053)	(26,673,662)	(1,347,005)	(18,152,835)
Redemption in Kind	(27,185)	(392,258)	—	—
Net increase (decrease)	(1,167,142)	$(16,685,159)	1,570,257	$19,795,237

27

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO U.S. Core Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Core Equity Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Fund is the successor to GMO U.S. Core Fund and includes the operations of GMO U.S. Core Fund for periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

28

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six months ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

29

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
February 28, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,049.10	$2.34
2) Hypothetical	0.46%	$1,000.00	$1,022.51	$2.31
Class IV
1) Actual	0.41%	$1,000.00	$1,049.50	$2.08
2) Hypothetical	0.41%	$1,000.00	$1,022.76	$2.06
Class VI
1) Actual	0.37%	$1,000.00	$1,049.00	$1.88
2) Hypothetical	0.37%	$1,000.00	$1,022.96	$1.86
Class M
1) Actual	0.76%	$1,000.00	$1,046.80	$3.86
2) Hypothetical	0.76%	$1,000.00	$1,021.03	$3.81

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended February 28, 2006, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

30

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Tax Information (Unaudited) for the Tax Year Ended February 28, 2006

The Fund's distributions to shareholders include $135,850,969 from long-term capital gains.

For taxable, non-corporate shareholders, 100.00% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, 100.00% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 qualified for the dividends-received deduction.

The Fund hereby designates as qualified interest income with respect to its taxable year ended February 28, 2006 of $2,784,454 or if determined to be different, the qualified interest income of such year.

31

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
February 28, 2006 (Unaudited)

In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an "interested person" of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees met on June 28, 2005 to discuss the materials provided by the Manager for purposes of considering the Manager's proposal to establish the Fund, as well as seven other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The investment management agreement for each fund was considered separately; however, the Trustees noted the common interests of the funds. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to their approval of the Fund's investment management agreement. Matters considered by the Trustees included the following:

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the performance of an existing fund of the Trust with a comparable investment program (the "Predecessor Fund").1 The Trustees noted the generally positive performance of the Predecessor Fund over various time periods. The Trustees also considered the competence of the personnel responsible for managing the Predecessor Fund, the support those personnel received from the Manager, the investment techniques used to manage the Predecessor Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered that the Fund's advisory fee and projected expense ratio were lower than the advisory fee and expense ratio of the Predecessor Fund. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very favorably to those of most other comparable funds included in the Lipper data. The Fund's advisory fee ranked in the first quintile in its Lipper-determined expense group. In addition, the Fund's total expense ratio for its Class III Shares ranked in the first quintile in its Lipper-determined expense group. In evaluating the Fund's advisory fee, the

1  For tax, accounting and performance reporting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations.

32

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees had, however, considered the Manager's profitability with respect to the Predecessor Fund in approving the continuance of the management contract for the Predecessor Fund, and they noted the management fee payable by the Fund would be lower than that paid by the Predecessor Fund. The Trustees did, moreover, consider both the actual dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements, and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the funds of the Trust would be advised and distributed by an organization with strong retail sales capabilities. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses and the reputation of the Fund's other service providers.

33

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the end of the meeting of the Trustees on June 28, 2005, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

34

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

35

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

36

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

37

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

38

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

The GMO U.S. Intrinsic Value Fund returned +7.7% for the fiscal year ended February 28, 2006 as compared to +10.3% for the Russell 1000 Value Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection contributed to relative performance for the period. The portfolio's overweight positions in retail stores and healthcare, as well as an underweight in the services sector all contributed to relative performance for the period. An overweight position in the automotive sector proved costly.

The portfolio's underperformance for the fiscal year is primarily attributed to stock selection. The portfolio was hindered by selections among retail stores and technology issues, while some positive performance came from health care securities.

For the year, the portfolio's valuation stock selection strategies detracted from overall performance, while the momentum strategy provided a positive impact.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  The Fund is the successor to the GMO Intrinsic Value Fund, therefore, performance for the periods prior to September 16, 2005 is that of GMO Intrinsic Value Fund.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.7%
Short-Term Investment(s)	17.7
Rights and Warrants	0.0
Other	(16.4)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	32.3%
Health Care	14.2
Utility	11.5
Retail Stores	9.2
Technology	7.2
Oil & Gas	6.7
Consumer Goods	6.3
Construction	5.4
Automotive	3.0
Services	1.8
Food & Beverage	1.4
Transportation	0.5
Manufacturing	0.3
Machinery	0.1
Primary Process Industry	0.1
100.0%

1

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%
	Automotive — 2.9%
1,600	American Axle & Manufacturing Holdings, Inc.	25,952
2,600	ArvinMeritor, Inc. (a)	43,524
98,454	Ford Motor Co. (a)	784,678
30,382	General Motors Corp. (a)	617,058
2,000	Goodyear Tire & Rubber Co. (The) * (a)	28,660
5,100	Harley-Davidson, Inc. (a)	267,801
10,400	Johnson Controls, Inc.	741,208
14,700	Lear Corp.(a)	306,642
		2,815,523
	Construction — 5.3%
700	AMB Property Corp. REIT	37,555
14,300	Annaly Mortgage Management, Inc. REIT (a)	168,025
2,200	Archstone-Smith Trust REIT	104,280
1,400	AvalonBay Communities, Inc. REIT	144,200
4,200	Beazer Homes USA, Inc.	266,490
500	BRE Properties, Inc.	27,185
1,200	CBL & Associates Properties, Inc. REIT	51,120
8,500	Centex Corp.	574,685
20,233	D.R. Horton, Inc.	690,148
5,900	Equity Office Properties Trust REIT	185,555
6,600	Equity Residential REIT	298,848
200	Essex Property Trust, Inc. REIT (a)	19,930
400	Federal Realty Investment Trust	27,876
800	Hovnanian Enterprises, Inc. *	36,888
1,200	iStar Financial, Inc. REIT	45,720
1,200	Jacobs Engineering Group, Inc. *	102,888
5,700	KB Home	382,071
8,000	Lennar Corp.-Class A (a)	478,880
1,400	Martin Marietta Materials, Inc.	136,500
3,931	MDC Holdings, Inc.	240,931
9,200	Pulte Homes, Inc.	353,372

See accompanying notes to the financial statements.

2

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Construction — continued
600	Rayonier Inc. REIT	25,860
5,000	Ryland Group, Inc. (a)	348,750
5,900	Standard-Pacific Corp. (a)	193,815
1,900	Thornburg Mortgage, Inc. REIT (a)	49,343
1,300	USG Corp. *	109,824
		5,100,739
	Consumer Goods — 6.2%
47,400	Altria Group, Inc.	3,408,060
2,100	Columbia Sportswear Co. * (a)	105,756
9,200	Eastman Kodak Co. (a)	258,060
11,100	Jones Apparel Group, Inc.	321,012
8,700	Liz Claiborne, Inc.	313,461
5,700	Maytag Corp.	98,040
7,500	Mohawk Industries, Inc. *	648,825
500	Snap-On, Inc. (a)	19,460
700	Timberland Co.-Class A *	24,535
7,900	Whirlpool Corp.	709,341
		5,906,550
	Financial — 31.9%
29,300	Aflac, Inc.	1,355,125
9,300	AMBAC Financial Group, Inc.	698,895
3,600	American Financial Group, Inc.	149,040
22,600	American International Group, Inc.	1,499,736
4,700	AmerUs Group Co.	283,175
700	AmSouth Bancorp (a)	19,425
6,700	AON Corp.	265,387
2,000	Astoria Financial Corp.	57,340
105,476	Bank of America Corp.	4,836,075
5,300	BB&T Corp.	209,509
1,680	Bear Stearns Cos. (The), Inc.	225,859
4,500	Capital One Financial Corp.	394,200
3,400	Chubb Corp.	325,550

See accompanying notes to the financial statements.

3

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
48,700	Citigroup, Inc.	2,258,219
7,400	Comerica, Inc.	424,168
700	Commerce Group, Inc.	37,807
5,700	Countrywide Financial Corp.	196,536
2,800	E*Trade Financial Corp. *	71,624
600	Erie Indemnity Co.-Class A	31,842
44,800	Fannie Mae	2,449,664
14,537	Fidelity National Financial, Inc.	548,917
9,300	First American Corp.	392,088
7,000	First Horizon National Corp.	273,770
15,300	Freddie Mac	1,031,067
600	Fremont General Corp. (a)	14,232
700	GATX Corp.	27,790
1,800	Goldman Sachs Group, Inc.	254,322
900	Hanover Insurance Group (The), Inc.	43,605
4,100	Hartford Financial Services Group, Inc.	337,758
1,000	HCC Insurance Holdings, Inc. (a)	32,190
1,400	IndyMac Bancorp, Inc.	54,348
4,800	Jefferson Pilot Corp.	289,200
34,480	JPMorgan Chase & Co.	1,418,507
1,600	KeyCorp	59,632
4,400	Lehman Brothers Holdings, Inc.	642,180
6,800	Lincoln National Corp.	386,036
3,500	Loews Corp.	322,910
13,300	Marsh & McLennan Cos., Inc.	411,103
2,000	MBIA, Inc. (a)	117,480
5,200	Mellon Financial Corp.	187,668
4,800	Merrill Lynch & Co., Inc.	370,608
3,800	Metlife, Inc. (a)	190,456
6,700	MGIC Investment Corp.	427,125
4,400	Morgan Stanley	262,504
37,072	National City Corp. (a)	1,290,106
3,800	Nationwide Financial Services, Inc.-Class A	162,868
400	Ohio Casualty Corp.	12,244

See accompanying notes to the financial statements.

4

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
15,475	Old Republic International Corp.	329,463
950	People's Bank	29,393
6,500	PMI Group (The), Inc. (a)	281,450
3,900	PNC Financial Services Group, Inc.	274,365
2,400	Protective Life Corp.	117,000
4,300	Prudential Financial, Inc.	331,272
6,600	Radian Group, Inc.	374,550
600	Raymond James Financial, Inc. (a)	25,788
800	St. Paul Travelers Cos. (The), Inc.	34,384
1,400	StanCorp Financial Group, Inc.	75,740
3,300	State Street Corp.	206,184
400	Student Loan Corp.	87,796
600	Suntrust Banks, Inc.	43,422
2,100	TD Ameritrade Holding Corp.	45,696
800	TD Banknorth, Inc.	24,584
11,300	Torchmark Corp.	617,771
1,200	Trustmark Corp.	36,180
35,100	UnumProvident Corp. (a)	726,219
33,184	Washington Mutual, Inc.	1,416,957
1,100	Webster Financial Corp.	51,865
		30,479,969
	Food & Beverage — 1.4%
7,900	Archer-Daniels-Midland Co.	250,588
400	Brown-Forman Corp.-Class B	28,144
2,900	Dean Foods Co. *	108,663
400	Flowers Foods, Inc.	11,000
24,000	Sara Lee Corp.	424,080
1,100	Smithfield Foods, Inc. *	29,073
34,724	Tyson Foods, Inc.-Class A	469,816
		1,321,364
	Health Care — 14.0%
6,200	Aetna, Inc.	316,200
14,400	AmerisourceBergen Corp.	662,256

See accompanying notes to the financial statements.

5

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
6,400	Bristol-Myers Squibb Co.	147,840
13,700	Cardinal Health, Inc.	994,620
100	Cigna Corp.	12,275
4,700	Express Scripts, Inc. *	410,169
900	Forest Laboratories, Inc. *	41,310
2,200	Health Net, Inc. *	105,490
200	King Pharmaceuticals, Inc. *	3,250
700	Lincare Holdings, Inc. *	28,630
19,500	McKesson Corp.	1,055,535
1,500	Medco Health Solutions, Inc. *	83,580
82,400	Merck & Co., Inc.	2,872,464
166,800	Pfizer, Inc.	4,368,492
39,100	UnitedHealth Group, Inc.	2,276,793
		13,378,904
	Machinery — 0.1%
600	Flowserve Corp. *	30,840
1,300	Oil States International, Inc. * (a)	44,889
		75,729
	Manufacturing — 0.3%
300	Harsco Corp. (a)	23,934
500	Reliance Steel & Aluminum Co.	41,195
3,500	SPX Corp. (a)	172,375
600	Trinity Industries, Inc.	31,800
		269,304
	Metals & Mining — 0.0%
600	CONSOL Energy, Inc.	38,412
	Oil & Gas — 6.7%
700	Amerada Hess Corp. (a)	96,817
900	Anadarko Petroleum Corp.	89,244
6,700	Apache Corp.	448,364

See accompanying notes to the financial statements.

6

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Oil & Gas — continued
1,100	Ashland, Inc.	71,797
5,700	Burlington Resources, Inc.	514,026
19,618	ConocoPhillips	1,195,913
3,400	ENSCO International, Inc.	151,946
25,800	Exxon Mobil Corp.	1,531,746
3,100	Helmerich & Payne, Inc.	203,887
600	Houston Exploration Co *	34,704
6,000	Marathon Oil Corp.	423,600
2,800	Murphy Oil Corp.	131,236
5,700	Occidental Petroleum Corp.	521,778
1,100	Pogo Producing Co.	54,846
2,300	Sunoco, Inc. (a)	170,430
3,100	Tesoro Corp.	187,271
700	Unit Corp. *	37,219
8,200	Valero Energy Corp.	441,078
1,100	Western Gas Resources, Inc.	52,041
		6,357,943
	Primary Process Industry — 0.1%
400	Air Products & Chemicals, Inc.	25,664
800	Airgas, Inc.	29,112
900	Worthington Industries, Inc.	17,640
		72,416
	Retail Stores — 9.1%
12,500	Albertson's, Inc.	318,000
1,500	Autonation, Inc. *	31,365
6,300	Bed Bath & Beyond, Inc. *	227,052
1,800	Dollar Tree Stores, Inc. *	49,356
58,600	Home Depot, Inc.	2,469,990
23,000	Kroger Co. * (a)	460,920
25,400	Lowe's Cos., Inc. (a)	1,731,772
6,400	Office Depot, Inc. *	228,352
5,900	Rent-A-Center, Inc. *	137,706
23,500	Safeway, Inc. (a)	571,285

See accompanying notes to the financial statements.

7

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Retail Stores — continued
10,000	Supervalu, Inc.	316,000
7,000	TJX Cos., Inc.	171,430
43,800	Wal-Mart Stores, Inc. (a)	1,986,768
		8,699,996
	Services — 1.8%
9,250	Applebee's International, Inc. (a)	214,045
600	Aqua America, Inc.	17,244
6,400	Brinker International, Inc.	266,560
3,200	Cendant Corp.	53,184
10,100	Gannett Co., Inc. (a)	627,816
1,200	Manpower, Inc.	64,368
700	Omnicom Group	55,874
4,600	Outback Steakhouse, Inc.	192,326
600	Regis Corp.	22,968
1,500	Sabre Holdings Corp.	36,195
3,100	Wendy's International, Inc.	179,490
		1,730,070
	Technology — 7.1%
2,400	Affiliated Computer Services, Inc.-Class A *	151,008
2,400	Agilent Technologies, Inc. *	86,400
1,600	American Power Conversion Corp.	32,688
7,800	Applied Materials, Inc.	143,052
400	Arrow Electronics, Inc. *	13,916
600	AVX Corp.	9,936
77,900	Dell, Inc. *	2,259,100
30,500	First Data Corp.	1,376,465
600	General Dynamics Corp.	73,962
200	Goodrich Corp.	8,368
800	Harris Corp.	36,544
46,187	Hewlett-Packard Co.	1,515,395
19,200	Ingram Micro, Inc.-Class A *	379,776
600	KLA-Tencor Corp.	31,338

See accompanying notes to the financial statements.

8

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
1,900	Lexmark International, Inc. *	89,471
7,100	Motorola, Inc.	151,940
10,100	Tech Data Corp. *	419,453
300	Teleflex Inc	19,395
		6,798,207
	Transportation — 0.5%
1,700	AMR Corp. *	42,670
1,900	Burlington Northern Santa Fe Corp.	149,416
3,400	Union Pacific Corp.	301,070
		493,156
	Utility — 11.3%
600	Alliant Energy Corp.	19,860
16,100	American Electric Power Co., Inc.	587,650
74,796	AT&T, Inc.	2,063,622
38,000	BellSouth Corp.	1,200,040
14,200	Centerpoint Energy, Inc.	184,174
1,100	Centurytel, Inc.	39,578
1,800	CMS Energy Corp. *	25,344
1,900	Consolidated Edison, Inc.	87,153
200	Constellation Energy Group, Inc.	11,748
2,300	DTE Energy Co.	99,590
11,300	Duke Energy Corp. (a)	320,920
2,200	Duquesne Light Holdings, Inc.	38,170
5,100	Edison International	226,236
5,500	El Paso Corp.	71,940
500	Entergy Corp.	36,255
2,200	Exelon Corp.	125,642
6,800	FirstEnergy Corp.	347,344
5,600	FPL Group, Inc.	234,808
2,100	Great Plains Energy, Inc.	59,640
1,100	Kinder Morgan, Inc.	102,058
2,400	NiSource, Inc.	49,272
1,300	Northeast Utilities	25,506

See accompanying notes to the financial statements.

9

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Utility — continued
800	Pepco Holdings, Inc.	19,016
2,400	PG&E Corp.	91,320
3,500	PPL Corp. (a)	111,300
9,800	Progress Energy, Inc. (a)	434,924
3,600	Public Service Enterprise Group, Inc.	249,804
2,500	Puget Energy, Inc.	53,900
300	Questar Corp.	21,975
7,400	Qwest Communications International Inc. * (a)	46,768
3,400	Sempra Energy	162,656
2,400	Southern Co. (The)	81,672
4,000	TECO Energy, Inc. (a)	68,240
102,152	Verizon Communications, Inc.	3,442,522
5,900	Xcel Energy, Inc. (a)	109,504
		10,850,151
	TOTAL COMMON STOCKS (COST $87,388,543)	94,388,433
	RIGHTS AND WARRANTS — 0.0%
	Technology — 0.0%
800	Seagate Technology, Inc. Rights (b)	8
	TOTAL RIGHTS AND WARRANTS (COST $0)	8
	SHORT-TERM INVESTMENT(S) — 17.7%
462,248	American Beacon Money Market Select Fund (c)	462,248
1,502,306	BGI Institutional Money Market Fund (c)	1,502,306
3,170,532	Citigroup Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $3,170,797 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 02/15/36 and a market value, including accrued interest of $3,233,942.	3,170,532
693,372	Fortis Bank Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.53%, due 03/23/06 (c)	693,372

See accompanying notes to the financial statements.

10

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — continued
2,311,241	Goldman Sachs Group Inc. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $2,311,536 and an effective yield of 4.60%, collateralized by various corporate debt obligations with an aggregate market value of $2,357,466 (c)	2,311,241
2,080,117	Merrill Lynch & Co. Triparty Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $2,080,380 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $2,133,914. (c)	2,080,117
462,248	Merrimac Cash Series-Premium Class (c)	462,248
1,685,455	Morgan Stanley & Co. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $1,685,668 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $1,719,174. (c)	1,685,455
1,386,745	National Australia Bank Eurodollar Overnight Time Deposit, 4.56%, due 03/01/06 (c)	1,386,745
924,496	Rabobank Nederland Eurodollar Overnight Time Deposit, 4.52%, due 03/01/06 (c)	924,496
693,372	Royal Bank of Scotland Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.55%, due 03/31/06 (c)	693,372
1,420,924	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 4.57%, due 03/01/06 (c)	1,420,924
150,000	U.S. Treasury Bill, 3.81%, due 03/23/06 (d)	149,644
	TOTAL SHORT-TERM INVESTMENT(S) (COST $16,942,700)	16,942,700
	TOTAL INVESTMENTS — 116.4% (Cost $104,331,243)	111,331,141
	Other Assets and Liabilities (net) — (16.4%)	(15,726,576)
	TOTAL NET ASSETS — 100.0%	$95,604,565

See accompanying notes to the financial statements.

11

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

(d)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

12

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value, including securities on loan of $12,952,457 (cost $104,331,243) (Note 2)	$111,331,141
Dividends and interest receivable	134,588
Receivable for expenses reimbursed by Manager (Note 3)	12,348
Total assets	111,478,077
Liabilities:
Collateral on securities loaned (Note 2)	13,622,524
Payable for Fund shares repurchased	2,150,000
Payable to affiliate for (Note 3):
Management fee	23,154
Shareholder service fee	11,204
Trustees and Chief Compliance Officer fees	208
Payable for variation margin on open futures contracts (Note 2)	18,612
Accrued expenses	47,810
Total liabilities	15,873,512
Net assets	$95,604,565
Net assets consist of:
Paid-in capital	$87,629,104
Accumulated undistributed net investment income	231,979
Accumulated net realized gain	743,584
Net unrealized appreciation	6,999,898
$95,604,565
Net assets attributable to:
Class III shares	$95,604,565
Shares outstanding:
Class III	8,864,850
Net asset value per share:
Class III	$10.78

See accompanying notes to the financial statements.

13

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Year Ended February 28, 2006

Investment Income:
Dividends	$2,629,902
Interest (including securities lending income of $20,149)	253,280
Total investment income	2,883,182
Expenses:
Management fee (Note 3)	333,507
Shareholder service fee – Class III (Note 3)	155,481
Custodian, fund accounting agent and transfer agent fees	41,721
Audit and tax fees	63,871
Legal fees	1,820
Trustees fees and related expenses (Note 3)	5,011
Registration fees	9,065
Miscellaneous	4,232
Total expenses	614,708
Fees and expenses reimbursed by Manager (Note 3)	(121,998)
Net expenses	492,710
Net investment income (loss)	2,390,472
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	9,956,810
Closed futures contracts	(168,310)
Net realized gain (loss)	9,788,500
Change in net unrealized appreciation (depreciation) on investments	(4,911,249)
Net realized and unrealized gain (loss)	4,877,251
Net increase (decrease) in net assets resulting from operations	$7,267,723

See accompanying notes to the financial statements.

14

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Year Ended February 28, 2006	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,390,472	$1,620,898
Net realized gain (loss)	9,788,500	8,556,173
Change in net unrealized appreciation (depreciation)	(4,911,249)	439,044
Net increase (decrease) in net assets from operations	7,267,723	10,616,115
Distributions to shareholders from:
Net investment income
Class III	(2,443,866)	(1,499,897)
Net realized gains
Class III	(12,699,878)	(4,765,958)
	(15,143,744)	(6,265,855)
Net share transactions (Note 7):
Class III	(8,930,574)	36,129,973
Total increase (decrease) in net assets	(16,806,595)	40,480,233
Net assets:
Beginning of period	112,411,160	71,930,927
End of period (including accumulated undistributed net investment income of $231,979 and $296,698, respectively)	$95,604,565	$112,411,160

See accompanying notes to the financial statements.

15

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$11.71	$11.36	$8.05	$10.73	$10.84
Income (loss) from investment operations:
Net investment income (loss)†	0.26	0.20	0.17	0.15	0.18
Net realized and unrealized gain (loss)	0.58	0.86	3.31	(2.36)	0.05
Total from investment operations	0.84	1.06	3.48	(2.21)	0.23
Less distributions to shareholders:
From net investment income	(0.28)	(0.19)	(0.17)	(0.15)	(0.20)
From net realized gains	(1.49)	(0.52)	—	(0.32)	(0.14)
Total distributions	(1.77)	(0.71)	(0.17)	(0.47)	(0.34)
Net asset value, end of period	$10.78	$11.71	$11.36	$8.05	$10.73
Total Return(a)	7.73%	9.59%	43.68%	(21.05)%	2.16%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$95,605	$112,411	$71,931	$61,923	$97,622
Net expenses to average daily net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	2.31%	1.79%	1.77%	1.56%	1.67%
Portfolio turnover rate	62%	60%	65%	114%	61%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12%	0.10%	0.14%	0.15%	0.09%

(a)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.

16

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO U.S. Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO Intrinsic Value Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005 ("Purchase Date"). For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Statement of Operations is shown for the entire fiscal year ending February 28, 2006, the Statements of Changes in Net Assets are shown for the entire fiscal years ending February 28, 2006 and 2005, and the Financial Highlights are shown for each of the fiscal years ending February 28/29, 2006, 2005, 2004, 2003 and 2002.

The Fund seeks long-term capital growth through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

17

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based

18

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of February 28, 2006, the Fund had loaned securities having a market value of $12,952,457 collateralized by cash in the amount of $13,622,524 which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

19

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. During the years ended February 28, 2006 and February 28, 2005, the tax character of distributions paid was as follows: ordinary income – $5,818,442 and 2,410,480, respectively and long-term capital gains – $9,325,302 and 3,855,375, respectively.

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of $605,668 and $1,552,550 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to losses on wash sale transactions.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$105,513,898	$9,038,288	$(3,221,045)	$5,817,243

The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 2006. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to redemption in-kind transactions. The financial highlights exclude these adjustments.

Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
$(11,325)	$400,711	$(389,386)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of

20

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.  Fees and other transactions with affiliates

Effective September 16, 2005, GMO earns a management fee paid monthly at the annual rate of 0.31% of the Fund's average daily net assets. Prior to September 16, 2005, GMO earned a management fee paid monthly at the annual rate of 0.33% of the Predecessor Fund's average daily net assets (See Note 1). The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Effective September 16, 2005, GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.31% of average daily net assets. Prior to September 16, 2005, the rate was 0.33% of the Predecessor Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the year ended February 28, 2006 was $2,462 and $555, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $61,640,036 and $77,325,746, respectively.

21

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related party

As of February 28, 2006, 89.3% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of February 28, 2006, less than 0.1% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 32.8% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	294,033	$3,426,551	3,682,928	$40,787,942
Shares issued to shareholders in reinvestment of distributions	1,357,505	14,715,477	508,422	5,788,469
Shares repurchased	(1,904,079)	(21,502,363)	(929,209)	(10,446,438)
Redemption in-kind	(479,432)	(5,570,239)	—	—
Net increase (decrease)	(731,973)	$(8,930,574)	3,262,141	$36,129,973

22

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO U.S. Intrinsic Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Intrinsic Value Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Fund is the successor to GMO Intrinsic Value Fund and includes the operations of GMO Intrinsic Value Fund for periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

23

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.47%	$1,000.00	$1,053.30	$2.39
2) Hypothetical	0.47%	$1,000.00	$1,022.46	$2.36

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended February 28, 2006, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

24

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Tax Information (Unaudited) for the Tax Year Ended February 28, 2006

The Fund's distributions to shareholders include $9,325,302 from long-term capital gains.

For taxable, non-corporate shareholders, 44.90% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, 48.57% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 qualified for the dividends-received deduction.

The Fund hereby designates as qualified interest income and qualified short-term capital gains with respect to its taxable year ended February 28, 2006, $307,639 and $2,600,510, respectively, or if determined to be different, the qualified interest income and qualified short-term gains of such year.

25

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
February 28, 2006 (Unaudited)

In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an "interested person" of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees met on June 28, 2005 to discuss the materials provided by the Manager for purposes of considering the Manager's proposal to establish the Fund, as well as seven other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The investment management agreement for each fund was considered separately; however, the Trustees noted the common interests of the funds. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to their approval of the Fund's investment management agreement. Matters considered by the Trustees included the following:

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the performance of an existing fund of the Trust with a comparable investment program (the "Predecessor Fund").1 The Trustees noted the generally positive performance of the Predecessor Fund over various time periods. The Trustees also considered the competence of the personnel responsible for managing the Predecessor Fund, the support those personnel received from the Manager, the investment techniques used to manage the Predecessor Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered that the Fund's advisory fee and projected expense ratio were lower than the advisory fee and expense ratio of the Predecessor Fund. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very favorably to those of most other comparable funds included in the Lipper data. The Fund's advisory fee ranked in the first quintile in its Lipper-determined expense group. In addition, the Fund's total expense ratio for its Class III Shares ranked in the first quintile in its Lipper-determined expense group. In evaluating the Fund's advisory fee, the

1  For tax, accounting and performance reporting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations.

26

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees had, however, considered the Manager's profitability with respect to the Predecessor Fund in approving the continuance of the management contract for the Predecessor Fund, and they noted the management fee payable by the Fund would be lower than that paid by the Predecessor Fund. The Trustees did, moreover, consider both the actual dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements, and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the funds of the Trust would be advised and distributed by an organization with strong retail sales capabilities. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses and the reputation of the Fund's other service providers.

27

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the end of the meeting of the Trustees on June 28, 2005, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

28

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

29

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

30

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

31

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

32

GMO Value Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Value Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Since September 16, 2005, the Class III shares of the GMO Value Fund returned +2.2% for the fiscal period ended February 28, 2006, as compared to +5.1% for the Russell 1000 Value Index for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in equity securities throughout the period.

Overall, stock selection detracted from performance, hurt by poor selection within technology and construction issues.

Sector selection aided returns. Underweighting the oil & gas stocks helped returns, but this was partially offset by our underweighting of transportation shares.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†   See Note 1 to the financial statements.

GMO Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.3%
Short-Term Investment(s)	4.6
Other	(1.9)
100.0%
Industry Sector Summary	% of Equity Investments
Financial Services	35.6%
Consumer Discretionary	15.4
Health Care	12.1
Technology	11.0
Producer Durables	7.4
Utilities	5.9
Consumer Staples	5.4
Integrated Oils	3.7
Other	1.1
Other Energy	1.0
Materials & Processing	0.8
Auto & Transportation	0.6
100.0%

1

GMO Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 97.3%
	Auto & Transportation — 0.6%
200	Harley-Davidson, Inc.	10,502
	Consumer Discretionary — 15.0%
200	Apollo Group, Inc.-Class A *	9,876
300	Applebee's International, Inc.	6,942
400	Bed Bath & Beyond, Inc. *	14,416
1,000	Cendant Corp.	16,620
200	Dollar General Corp.	3,484
1,400	Home Depot, Inc.	59,010
500	Jones Apparel Group, Inc.	14,460
200	Kimberly Clark Corp.	11,836
500	Liz Claiborne, Inc.	18,015
500	Lowe's Cos., Inc.	34,090
100	Omnicom Group	7,982
1,100	Wal-Mart Stores, Inc.	49,896
100	Weight Watchers International, Inc. *	5,247
		251,874
	Consumer Staples — 5.3%
400	Altria Group, Inc.	28,760
500	Dean Foods Co. *	18,735
800	Kroger Co. *	16,032
700	Sara Lee Corp.	12,369
400	Supervalu, Inc.	12,640
		88,536
	Financial Services — 34.7%
200	Aflac, Inc.	9,250
700	Allstate Corp. (The)	38,346
200	AMBAC Financial Group, Inc.	15,030
1,200	American International Group, Inc.	79,632
750	Bank of America Corp.	34,388
100	Bear Stearns Cos. (The), Inc.	13,444

See accompanying notes to the financial statements.

2

GMO Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial Services — continued
400	Capital One Financial Corp.	35,040
200	Chubb Corp.	19,150
100	Cigna Corp.	12,275
700	Citigroup, Inc.	32,459
500	CNA Financial Corp. *	15,460
200	Comerica, Inc.	11,464
200	Fannie Mae	10,936
500	First Data Corp.	22,565
200	Freddie Mac	13,478
300	Hartford Financial Services Group, Inc.	24,714
300	Lehman Brothers Holdings, Inc.	43,785
300	Marsh & McLennan Cos., Inc.	9,273
300	Metlife, Inc.	15,036
300	Morgan Stanley	17,898
700	National City Corp.	24,360
1,125	Old Republic International Corp.	23,951
200	Protective Life Corp.	9,750
300	Radian Group, Inc.	17,025
100	TD Banknorth, Inc.	3,073
200	Wachovia Corp.	11,214
460	Washington Mutual, Inc.	19,642
		582,638
	Health Care — 11.7%
100	AmerisourceBergen Corp.	4,599
200	Cardinal Health, Inc.	14,520
200	Forest Laboratories, Inc. *	9,180
200	Health Net, Inc. *	9,590
100	Johnson & Johnson	5,765
100	Medtronic, Inc.	5,395
1,100	Merck & Co., Inc.	38,346
3,300	Pfizer, Inc.	86,427
100	Pharmaceutical Product Development, Inc.	6,959
200	UnitedHealth Group, Inc.	11,646
100	Wyeth	4,980
		197,407

See accompanying notes to the financial statements.

3

GMO Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Integrated Oils — 3.6%
700	ConocoPhillips	42,672
300	Exxon Mobil Corp.	17,811
		60,483
	Materials & Processing — 0.8%
200	Ashland, Inc.	13,054
	Other — 1.0%
100	General Electric Co.	3,287
200	Johnson Controls, Inc.	14,254
		17,541
	Other Energy — 1.0%
300	Valero Energy Corp.	16,137
	Producer Durables — 7.2%
300	Centex Corp.	20,282
200	D.R. Horton, Inc.	6,822
100	Danaher Corp.	6,058
300	KB Home	20,109
300	Lexmark International, Inc. *	14,127
600	Pulte Homes, Inc.	23,046
100	Ryland Group, Inc.	6,975
200	Standard-Pacific Corp.	6,570
300	United Technologies Corp.	17,550
		121,539
	Technology — 10.7%
1,800	Dell, Inc. *	52,200
2,100	Hewlett-Packard Co.	68,901
600	Ingram Micro, Inc.-Class A *	11,868
1,600	Microsoft Corp.	43,040
100	QLogic Corp. *	4,114
		180,123

See accompanying notes to the financial statements.

4

GMO Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Utilities — 5.7%
400	American Electric Power Co., Inc.	14,600
900	AT&T, Inc.	24,831
700	BellSouth Corp.	22,106
500	Sempra Energy	23,920
300	Verizon Communications, Inc.	10,110
		95,567
	TOTAL COMMON STOCKS (COST $1,601,975)	1,635,401
	SHORT-TERM INVESTMENT(S) — 4.6%
76,980	Citigroup Global Markets Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $76,986 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 2/15/36 and a market value, including accrued interest, of $78,519.	76,980
	TOTAL SHORT-TERM INVESTMENT(S) (COST $76,980)	76,980
	TOTAL INVESTMENTS — 101.9% (Cost $1,678,955)	1,712,381
	Other Assets and Liabilities (net) — (1.9%)	(31,492)
	TOTAL NET ASSETS — 100.0%	$1,680,889

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

5

GMO Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value (cost $1,678,955) (Note 2)	$1,712,381
Dividends and interest receivable	2,364
Receivable for expenses reimbursed by Manager (Note 3)	13,439
Total assets	1,728,184
Liabilities:
Payable to affiliate for (Note 3):
Management fee	590
Shareholder service fee	193
Accrued expenses	46,512
Total liabilities	47,295
Net assets	$1,680,889
Net assets consist of:
Net capital(1)	$1,647,463
Net unrealized appreciation	33,426
$1,680,889
Net assets attributable to:
Class III shares	$1,680,889
Shares outstanding:
Class III	162,809
Net asset value per share:
Class III	$10.32

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

6

GMO Value Fund

(A Series of GMO Trust)

Statement of Operations — Period from September 16, 2005 through February 28, 2006

Investment Income:
Dividends	$13,007
Interest	1,231
Total investment income	14,238
Expenses:
Management fee (Note 3)	3,414
Shareholder service fee – Class III (Note 3)	1,113
Custodian, fund accounting agent and transfer agent fees	7,856
Audit and tax fees	22,822
Legal fees	265
Trustees fees and related expenses (Note 3)	320
Registration fees	684
Miscellaneous	32
Total expenses	36,506
Fees and expenses reimbursed by Manager (Note 3)	(31,955)
Net expenses	4,551
Net investment income (loss)	9,687
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(6,884)
Net realized gain (loss)	(6,884)
Change in net unrealized appreciation (depreciation) on investments	33,426
Net realized and unrealized gain (loss)	26,542
Net increase (decrease) in net assets resulting from operations	$36,229

See accompanying notes to the financial statements.

7

GMO Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from September 16, 2005 through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$9,687
Net realized gain (loss)	(6,884)
Change in net unrealized appreciation (depreciation)	33,426
Net increase (decrease) in net assets from operations	36,229
Net share transactions (Note 7):
Class III	1,644,660
Total increase (decrease) in net assets	1,680,889
Net assets:
Beginning of period	—
End of period	$1,680,889

See accompanying notes to the financial statements.

8

GMO Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$10.10
Income (loss) from investment operations:
Net investment income (loss)†	0.06
Net realized and unrealized gain (loss)	0.16
Total from investment operations	0.22
Net asset value, end of period	$10.32
Total Return(a)	2.18	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,681
Net expenses to average daily net assets	0.61	%*
Net investment income to average daily net assets	1.31	%*
Portfolio turnover rate	25	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	4.31	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the period shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

On September 16, 2005, shareholders of the Fund holding 95.3% of the Fund's then outstanding shares requested redemption of their shares. On the same day, the Fund transferred assets and liabilities (representing on a net basis 95.3% of the Fund's net assets) to GMO U.S. Value Fund, a newly organized fund, with investment objectives similar to the Fund's, in consideration for newly issued shares of GMO U.S. Value Fund. The Fund then honored the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Value Fund. The preceding events are hereafter referred to as (the "Redemption Transaction"). Because for tax and accounting purposes the GMO U.S. Value Fund is treated as a continuation of the Fund's prior operations, for accounting and tax purposes the Fund itself is deemed to have commenced operations on the date of the Redemption Transaction. On the date of the Redemption Transaction, the shareholders who opted not to redeem from the Fund were deemed to have contributed securities in-kind to the Fund with an accounting and tax basis equal to fair market value. Therefore, the Statement of Operations, Statement of Changes in Net Assets and Financial Highlights are shown for the period from September 16, 2005 through February 28, 2006.

Throughout the period from September 16, 2005 through February 28, 2006, the Fund had a single class of shares outstanding, Class III shares.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

10

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the

11

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended February 28, 2006, the Fund did not participate in securities lending.

12

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Taxes

Prior to the close of business on September 16, 2005, the Fund qualified as a regulated investment company. Subsequent to the Redemption Transaction, all Fund tax attributes relating to the time periods prior to September 16, 2005 transferred to GMO U.S. Value Fund. After the close of business on September 16, 2005, the Fund elected to be treated as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal or state income taxes is reflected in the accompanying financial statements.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,678,955	$79,256	$(45,830)	$33,426

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.46% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least May 31, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses

13

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.46% of average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended February 28, 2006, was $27 and $0 respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 2006 aggregated $1,999,298 and $390,438, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related party

As of February 28, 2006, 88.9% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of February 28, 2006, 1.2% of the Fund's shares were held by GMO.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from September 16, 2005 through February 28, 2006
Class III:	Shares	Amount
Shares issued for in-kind transaction	162,809	$1,644,660
Net increase (decrease)	162,809	$1,644,660

14

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Value Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 16, 2005 to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, GMO U.S. Value Fund was the successor to the Fund for accounting purposes for all periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

15

GMO Value Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 16, 2005 through February 28, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.61%	$1,000.00	$1,021.80	$2.79
2) Hypothetical	0.61%	$1,000.00	$1,019.85	$2.78

*  Expenses are calculated using the Class's annualized net expense ratio for the period ended February 28, 2006, multiplied by the average account value over the period, multiplied by 165 days in the period, divided by 365 days in the year.

16

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

17

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

18

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

19

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

20

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Small/Mid Cap Value Fund

(Formerly the GMO Small Cap Value Fund)

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Since September 16, 2005, the GMO Small/Mid Cap Value Fund returned +4.3% for the fiscal period ended February 28, 2006, as compared to +7.1% for the Russell 2500 Value Index for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection detracted from relative performance for the period. Detractors included an underweight position in technology and an overweight position in automotive. An underweight position in utility benefited the portfolio.

Stock selection also detracted from the portfolio's overall performance. Selections among transportation, services, and retail stores issues were robust for the period. Meanwhile, selections within construction and financial securities underperformed for the period.

For the fiscal year, the portfolio's valuation stock selection strategies detracted from relative performance, while the momentum selection strategy added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Comparison of Change in Value of a $5,000,000 Investment in GMO Small/Mid Cap Value Fund Class III Shares (Formerly the GMO Small Cap Value Fund) and the Russell 2500 Value Index As of February 28, 2006

$5,400,000
$5,300,000
$5,200,000
$5,100,000
$5,000,000
$4,900,000
Average Annual Total Returns
Since Inception†
Class III
9/16/05
3.27%
$5,353,670
$5,163,565
9/16/05
$4,975,000
2005
2006
GMO Small/Mid Cap Value Fund
Russell 2500 Value Index

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes a purchase at the beginning and a redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†   See Note 1 to the financial statements.

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.2%
Short-Term Investment(s)	3.5
Other	(0.7)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	25.4%
Construction	17.2
Retail Stores	8.9
Technology	8.0
Health Care	7.9
Services	6.6
Utility	5.8
Consumer Goods	4.8
Automotive	3.0
Primary Process Industry	2.9
Transportation	2.2
Manufacturing	2.0
Oil & Gas	1.9
Food & Beverage	1.7
Machinery	1.2
Metals & Mining	0.5
100.0%

1

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%
	Automotive — 2.9%
100	Aftermarket Technology Corp. *	2,170
400	American Axle & Manufacturing Holdings, Inc.	6,488
500	ArvinMeritor, Inc.	8,370
100	Bandag, Inc.	4,277
100	BorgWarner, Inc.	5,577
100	Cooper Tire & Rubber Co.	1,490
1,200	Goodyear Tire & Rubber Co. (The) *	17,196
500	Lear Corp.	10,430
300	Navistar International Corp. *	8,805
200	Superior Industries International, Inc.	4,310
200	Tenneco Automotive, Inc. *	4,530
500	TRW Automotive Holdings Corp. *	12,800
800	Visteon Corp. *	3,728
		90,171
	Construction — 16.7%
1,200	Aames Investment Corp. REIT	6,912
200	AMB Property Corp. REIT	10,730
500	American Home Mortgage Acceptance Corp. REIT	14,250
100	American Woodmark Corp.	3,400
100	Ameron Inc	5,940
2,100	Annaly Mortgage Management, Inc. REIT	24,675
1,000	Anthracite Capital, Inc. REIT	10,720
1,300	Anworth Mortgage Asset Corp. REIT	9,763
200	Apartment Investment & Management Co.	8,862
300	Beazer Homes USA, Inc.	19,035
200	Bedford Property Investors REIT	5,364
200	Boykin Lodging Co, REIT *	2,556
100	BRE Properties, Inc.	5,437
500	Capstead Mortgage Corp. REIT	3,495
200	CBL & Associates Properties, Inc. REIT	8,520

See accompanying notes to the financial statements.

2

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Construction — continued
400	Cousins Properties, Inc. REIT	12,268
200	EMCOR Group, Inc. *	8,718
100	Equity Lifestyle Properties, Inc. REIT	4,769
100	Essex Property Trust, Inc. REIT	9,965
100	Federal Realty Investment Trust	6,969
300	FelCor Lodging Trust, Inc. REIT	5,955
200	Heritage Property Investment Trust REIT	7,672
200	Highwoods Properties, Inc. REIT	6,470
300	Hovnanian Enterprises, Inc. *	13,833
100	Jacobs Engineering Group, Inc. *	8,574
300	KB Home	20,109
100	Kilroy Realty Corp. REIT	7,482
100	Lafarge North America, Inc.	8,287
100	Lennox International, Inc.	3,215
100	Louisiana-Pacific Corp.	2,843
100	M/I Schottenstein Homes, Inc.	4,212
300	MDC Holdings, Inc.	18,387
200	Meritage Homes Corp. *	11,706
2,100	MFA Mortgage Investments, Inc. REIT	12,432
100	Mid-America Apartment Communities, Inc. REIT	5,430
300	Mission West Properties REIT	3,210
500	National Health Investors, Inc. REIT	13,310
700	New Century Financial Corp.	27,125
100	Pan Pacific Retail Properties, Inc. REIT	6,921
300	Quanta Services, Inc. *	4,107
200	RAIT Investment Trust REIT	5,460
200	Rayonier Inc. REIT	8,620
100	Regency Centers Corp. REIT	6,450
300	Ryland Group, Inc.	20,925
500	Standard-Pacific Corp.	16,425
100	Technical Olympic USA, Inc.	2,118
1,300	Thornburg Mortgage, Inc. REIT	33,761
200	Toll Brothers, Inc. *	6,472

See accompanying notes to the financial statements.

3

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Construction — continued
100	Universal Forest Products, Inc.	6,183
300	USG Corp. *	25,344
100	Washington Group International, Inc.	5,837
100	WCI Communities, Inc. *	2,524
100	Winnebago Industries, Inc.	3,212
		516,959
	Consumer Goods — 4.6%
300	Blyth, Inc.	6,684
300	Columbia Sportswear Co. *	15,108
200	Ethan Allen Interiors, Inc.	8,142
200	Fossil, Inc. *	3,404
500	Furniture Brands International, Inc.	12,360
200	Jones Apparel Group, Inc.	5,784
200	Kellwood Co.	5,148
200	K-Swiss, Inc.-Class A	5,836
300	La-Z-Boy, Inc.	4,785
700	Liz Claiborne, Inc.	25,221
200	Matthews International Corp.-Class A	7,428
500	Maytag Corp.	8,600
100	Multimedia Games, Inc. *	1,059
100	Russell Corp.	1,428
100	Snap-On, Inc.	3,892
100	Stanley Furniture Co., Inc.	2,550
300	Timberland Co.-Class A *	10,515
200	Tupperware Corp.	4,238
200	Universal Corp.	8,134
200	Vector Group, Ltd.	3,722
		144,038
	Financial — 24.7%
400	21st Century Insurance Group	6,480
500	Alfa Corp.	8,040

See accompanying notes to the financial statements.

4

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
400	American Capital Strategies, Ltd.	14,280
600	American Financial Group, Inc.	24,840
400	AmeriCredit Corp. *	11,800
300	AmerUs Group Co.	18,075
100	Anchor Bancorp Wisconsin, Inc.	3,045
300	Arthur J. Gallagher & Co.	8,847
400	Associated Banc Corp.	13,788
500	Astoria Financial Corp.	14,335
400	Bancorpsouth, Inc.	9,608
100	Camden National Corp.	3,338
200	Chemical Financial Corp.	6,438
100	Chittenden Corp.	2,879
300	Commerce Group, Inc.	16,203
200	Community Bank System, Inc.	4,334
100	Community Trust Bancorp	3,172
100	Cullen/Frost Bankers, Inc.	5,512
200	Delphi Financial Group, Inc.-Class A	10,416
300	Dime Community Bancshares	4,104
300	Erie Indemnity Co.-Class A	15,921
200	FBL Financial Group, Inc.-Class A	6,844
100	Federal Agricultural Mortgage Corp.-Class C	2,986
900	First American Corp.	37,944
100	First Midwest Bancorp, Inc.	3,363
100	First State Bancorp	2,582
500	Flagstar Bancorp, Inc.	7,725
100	FNB Corp., PA	1,649
400	Fremont General Corp.	9,488
1,700	Friedman Billings Ramsey Group, Inc.-Class A	16,932
100	GATX Corp.	3,970
300	Genworth Financial, Inc.-Class A	9,546
400	Great American Financial Resources, Inc.	7,912
300	Hanover Insurance Group (The), Inc.	14,535
500	HCC Insurance Holdings, Inc.	16,095

See accompanying notes to the financial statements.

5

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
100	Horace Mann Educators Corp.	1,865
1,600	IMPAC Mortgage Holdings, Inc. REIT	13,296
100	Independence Holding Co.	2,225
400	IndyMac Bancorp, Inc.	15,528
100	Investors Financial Services Corp.	4,511
200	Irwin Financial Corp.	4,008
100	ITLA Capital Corp. *	4,628
100	Kansas City Life Insurance Co.	5,040
200	Landamerica Financial Group, Inc.	13,340
100	Leucadia National Corp.	5,425
100	MAF Bancorp, Inc.	4,286
100	Mercury General Corp.	5,590
100	Nasdaq Stock Market, Inc. *	4,051
400	Nationwide Financial Services, Inc.-Class A	17,144
400	Novastar Financial, Inc. REIT	12,260
100	Odyssey Re Holdings Corp.	2,348
200	Ohio Casualty Corp.	6,122
950	Old Republic International Corp.	20,225
200	Phoenix Cos. (The), Inc.	2,870
200	PMA Capital Corp.-Class A *	1,924
600	PMI Group (The), Inc.	25,980
100	Presidential Life Corp.	2,191
500	Protective Life Corp.	24,375
300	Radian Group, Inc.	17,025
100	Raymond James Financial, Inc.	4,298
400	Redwood Trust, Inc. REIT	16,584
500	Reinsurance Group of America, Inc.	23,115
300	Republic Bancorp Inc	3,639
500	Saxon Capital, Inc. REIT	4,975
400	StanCorp Financial Group, Inc.	21,640
100	State Auto Financial Corp.	3,258
200	Stewart Information Services Corp.	9,390
300	TCF Financial Corp.	7,608

See accompanying notes to the financial statements.

6

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
400	Transatlantic Holdings, Inc.	24,456
100	Triad Guaranty, Inc. *	4,539
200	Trustco Bank Corp., NY	2,514
400	Trustmark Corp.	12,060
100	United Fire & Casualty Co.	3,579
200	United Rentals, Inc. *	6,520
100	Unitrin, Inc.	4,835
100	Universal American Financial Corp. *	1,515
300	Washington Federal, Inc.	7,098
200	Webster Financial Corp.	9,430
100	Westcorp	7,185
100	Wilmington Trust Corp.	4,281
300	WR Berkley Corp.	17,367
		763,169
	Food & Beverage — 1.7%
200	Chiquita Brands International, Inc.	3,444
200	Flowers Foods, Inc.	5,500
100	J&J Snack Foods Corp.	3,395
100	Molson Coors Brewing Co.-Class B	6,275
300	NBTY, Inc. *	6,570
100	Sanderson Farms, Inc.	2,332
500	Smithfield Foods, Inc. *	13,215
800	Tyson Foods, Inc.-Class A	10,824
		51,555
	Health Care — 7.6%
200	Apria Healthcare Group *	4,598
200	BioScrip, Inc. *	1,434
100	Community Health Systems, Inc. *	3,792
100	DENTSPLY International, Inc.	5,699
700	Health Net, Inc. *	33,565
200	Henry Schein, Inc. *	9,330

See accompanying notes to the financial statements.

7

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
200	Humana, Inc. *	10,334
200	Idexx Laboratories, Inc. *	15,716
100	Invitrogen Corp. *	7,093
100	Kindred Healthcare, Inc. *	2,162
1,400	King Pharmaceuticals, Inc. *	22,750
700	Lincare Holdings, Inc. *	28,630
300	Omnicare, Inc.	18,255
300	Owens & Minor, Inc.	9,567
300	Pharmaceutical Product Development, Inc.	20,877
200	Regeneron Pharmaceuticals, Inc. *	3,274
200	ResMed, Inc. *	8,118
100	Sunrise Senior Living, Inc. *	3,546
200	Techne Corp. *	11,894
200	Universal Health Services, Inc.-Class B	10,046
200	Watson Pharmaceuticals, Inc. *	5,996
		236,676
	Machinery — 1.2%
100	AGCO Corp. *	1,955
100	Cummins, Inc.	10,828
200	Flowserve Corp. *	10,280
100	Lincoln Electric Holdings, Inc.	4,616
100	Oil States International, Inc. *	3,453
700	Transmontaigne, Inc. *	5,278
		36,410
	Manufacturing — 1.9%
100	Barnes Group, Inc.	3,838
100	Kaman Corp.-Class A	2,271
300	Longview Fibre Co.	5,646
200	Mueller Industries, Inc.	6,602
200	Myers Industries, Inc.	3,200
100	Owens-IIlinois, Inc. *	1,874

See accompanying notes to the financial statements.

8

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Manufacturing — continued
100	Reliance Steel & Aluminum Co.	8,239
300	SPX Corp.	14,775
200	Temple-Inland, Inc.	8,534
100	Trinity Industries, Inc.	5,300
		60,279
	Metals & Mining — 0.4%
100	Arch Coal, Inc.	7,311
100	CONSOL Energy, Inc.	6,402
		13,713
	Oil & Gas — 1.9%
200	Ashland, Inc.	13,054
100	Giant Industries, Inc. *	5,820
100	Helmerich & Payne, Inc.	6,577
200	Stone Energy Corp. *	8,280
400	Tesoro Corp.	24,164
		57,895
	Primary Process Industry — 2.9%
100	Airgas, Inc.	3,639
300	AK Steel Holding Corp. *	3,330
100	Castle (A.M.) & Co.	2,832
400	Commercial Metals Co.	18,116
100	FMC Corp. *	6,081
100	HB Fuller Co.	4,060
300	Hercules Inc *	3,555
100	Metal Management, Inc.	2,821
100	NewMarket Corp. *	3,447
100	Olympic Steel, Inc.	2,636
200	Ryerson Tull, Inc.	5,048
100	Schweitzer-Mauduit International	2,570
400	Sensient Technologies Corp.	7,168

See accompanying notes to the financial statements.

9

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Primary Process Industry — continued
100	Steel Technologies, Inc.	2,759
200	United States Steel Corp.	10,900
500	Worthington Industries, Inc.	9,800
		88,762
	Retail Stores — 8.7%
100	99 Cents Only Stores *	1,138
400	Asbury Automotive Group, Inc. *	7,660
100	Barnes & Noble, Inc.	4,307
400	BJ's Wholesale Club, Inc. *	12,664
100	Brown Shoe Co., Inc.	4,770
100	Building Materials Holding Corp.	6,730
200	Casey's General Stores, Inc.	5,246
100	Cato Corp.-Class A	2,087
200	Chico's FAS, Inc. *	9,410
100	Claire's Stores, Inc.	3,204
100	Conn's, Inc. *	3,725
700	Dollar Tree Stores, Inc. *	19,194
300	Great Atlantic & Pacific Tea Co. *	9,678
300	Group 1 Automotive, Inc.	11,484
100	Ingles Markets, Inc.-Class A	1,651
300	Insight Enterprises, Inc. *	6,459
200	Lithia Motors, Inc.-Class A	6,408
100	Longs Drug Stores Corp.	3,837
100	OfficeMax, Inc.	2,933
700	O'Reilly Automotive, Inc. *	22,904
100	Pantry (The), Inc. *	5,917
200	Pathmark Stores, Inc. *	2,012
100	Payless Shoesource, Inc. *	2,370
300	Pier 1 Imports, Inc.	3,159
300	RadioShack Corp.	5,865
600	Rent-A-Center, Inc. *	14,004
100	Retail Ventures, Inc. *	1,326
500	Ross Stores, Inc.	14,160

See accompanying notes to the financial statements.

10

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Retail Stores — continued
300	Smart & Final Inc. *	4,530
400	Sonic Automotive, Inc.	10,596
500	Supervalu, Inc.	15,800
400	Systemax Inc *	2,780
300	Talbots, Inc.	7,998
100	Too, Inc. *	3,043
400	United Auto Group, Inc.	17,296
300	Williams-Sonoma, Inc. *	12,147
		268,492
	Services — 6.4%
500	Applebee's International, Inc.	11,570
266	Aqua America, Inc.	7,645
100	Banta Corp.	4,871
600	BearingPoint, Inc. *	5,346
100	Bob Evans Farms, Inc.	2,917
500	Brinker International, Inc.	20,825
100	CBRL Group, Inc.	4,443
100	CDI Corp.	2,449
200	Darden Restaurants, Inc.	8,388
300	Factset Research Systems, Inc.	11,745
200	Handleman Co.	1,966
200	ITT Educational Services, Inc. *	12,400
100	Jack in the Box, Inc. *	4,000
100	Kelly Services, Inc.-Class A	2,699
300	Manpower, Inc.	16,092
100	Nash Finch Co.	3,100
100	O'Charley's, Inc. *	1,776
400	Outback Steakhouse, Inc.	16,724
100	Papa John's International, Inc. *	3,290
300	Performance Food Group Co. *	8,811
100	Rare Hospitality International, Inc. *	3,200
200	Regis Corp.	7,656
200	Ruby Tuesday, Inc.	5,710

See accompanying notes to the financial statements.

11

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Services — continued
300	Ryan's Restaurant Group, Inc. *	3,963
300	Sabre Holdings Corp.	7,239
500	Service Corp. International	3,975
100	Sonic Corp. *	3,161
200	Valassis Communications, Inc. *	5,510
200	World Fuel Services Corp.	6,060
		197,531
	Technology — 7.8%
300	Advanced Digital Information Corp. *	2,598
100	Alliant Techsystems, Inc. *	7,642
100	AO Smith Corp.	4,630
100	Applera Corp.-Applied Biosystems Group	2,827
700	Arrow Electronics, Inc. *	24,353
1,000	Avnet, Inc. *	25,130
500	AVX Corp.	8,280
800	BEA Systems, Inc. *	9,176
200	Bell Microproducts, Inc. *	1,202
150	Brightpoint, Inc. *	4,244
100	Cohu, Inc.	2,112
700	Convergys Corp. *	12,159
100	Diebold, Inc.	4,000
200	Electronics for Imaging *	5,364
100	General Cable Corp. *	2,700
100	Greatbatch, Inc. *	2,211
100	Harris Corp.	4,568
1,200	Ingram Micro, Inc.-Class A *	23,736
100	International Rectifier Corp. *	3,710
200	Intersil Corp.-Class A	5,668
300	JDA Software Group, Inc. *	4,119
300	Lightbridge, Inc. *	2,943
200	LSI Logic Corp. *	1,950
100	Mantech International Corp.-Class A *	2,810
100	Maximus, Inc.	3,651

See accompanying notes to the financial statements.

12

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
100	MKS Instruments Inc. *	2,236
200	Plexus Corp. *	6,712
300	QLogic Corp. *	12,342
200	StarTek, Inc.	3,940
100	SYKES Enterprises, Inc. *	1,332
200	SYNNEX Corp. *	3,694
400	Tech Data Corp. *	16,612
100	Teleflex, Inc.	6,465
200	Teradyne, Inc. *	3,358
400	Unisys Corp. *	2,672
100	United Stationers, Inc. *	4,950
100	Varian Semiconductor Equipment Associates, Inc. *	4,716
		240,812
	Transportation — 2.2%
1,200	AMR Corp. *	30,120
100	Arkansas Best Corp.	4,156
500	Continental Airlines, Inc.-Class B *	11,650
800	ExpressJet Holdings, Inc. *	6,016
200	Mesa Air Group, Inc. *	2,284
100	SCS Transportation, Inc. *	2,703
100	Skywest, Inc.	2,897
223	US Airways Group, Inc. *	7,379
		67,205
	Utility — 5.6%
100	Allegheny Energy, Inc. *	3,576
300	Alliant Energy Corp.	9,930
2,400	Centerpoint Energy, Inc.	31,128
200	Centurytel, Inc.	7,196
700	CMS Energy Corp. *	9,856
400	Duquesne Light Holdings, Inc.	6,940
300	Energy East Corp.	7,518
300	Great Plains Energy, Inc.	8,520

See accompanying notes to the financial statements.

13

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Utility — continued
200	IDACORP, Inc.	6,588
100	MDU Resources Group, Inc.	3,525
300	Northeast Utilities	5,886
200	NSTAR	5,872
900	Pepco Holdings, Inc.	21,393
200	Pinnacle West Capital Corp.	8,210
300	Puget Energy, Inc.	6,468
100	SCANA Corp.	4,078
100	Sierra Pacific Resources *	1,424
100	Talk America Holdings, Inc. *	853
1,100	TECO Energy, Inc.	18,766
200	Time Warner Telecom, Inc.-Class A *	2,526
100	Unisource Energy Corp.	3,041
		173,294
	TOTAL COMMON STOCKS (COST $2,922,037)	3,006,961
	SHORT-TERM INVESTMENT(S) — 3.5%
107,232	Citigroup Global Markets Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $107,241 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity 02/15/36 and a market value, including accured interest of $109,377.	107,232
	TOTAL SHORT-TERM INVESTMENT(S) (COST $107,232)	107,232
	TOTAL INVESTMENTS — 100.7% (Cost $3,029,269)	3,114,193
	Other Assets and Liabilities (net) — (0.7%)	(21,691)
	TOTAL NET ASSETS — 100.0%	$3,092,502

See accompanying notes to the financial statements.

14

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)
February 28, 2006

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

15

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value (cost $3,029,269) (Note 2)	$3,114,193
Dividends and interest receivable	3,108
Receivable for expenses reimbursed by Manager (Note 3)	26,106
Total assets	3,143,407
Liabilities:
Payable to affiliate for (Note 3):
Management fee	783
Shareholder service fee	356
Trustees and Chief Compliance Officer fees	30
Accrued expenses	49,736
Total liabilities	50,905
Net assets	$3,092,502
Net assets consist of:
Net capital(1)	$3,007,578
Net unrealized appreciation	84,924
$3,092,502
Net assets attributable to:
Class III shares	$3,092,502
Shares outstanding:
Class III	245,909
Net asset value per share:
Class III	$12.58

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

16

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)

Statement of Operations — Period from September 16, 2005 through February 28, 2006

Investment Income:
Dividends	$27,929
Interest	1,639
Total investment income	29,568
Expenses:
Management fee (Note 3)	4,439
Shareholder service fee – Class III (Note 3)	2,018
Custodian, fund accounting agent and transfer agent fees	13,546
Audit and tax fees	22,164
Legal fees	11,883
Registration fees	638
Trustees fees and related expenses (Note 3)	2,649
Miscellaneous	62
Total expenses	57,399
Fees and expenses reimbursed by Manager (Note 3)	(50,873)
Net expenses	6,526
Net investment income (loss)	23,042
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	19,192
Change in net unrealized appreciation (depreciation) on:
Investments	84,924
Net realized and unrealized gain (loss)	104,116
Net increase (decrease) in net assets resulting from operations	$127,158

See accompanying notes to the financial statements.

17

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from September 16, 2005 through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$23,042
Net realized gain (loss)	19,192
Change in net unrealized appreciation (depreciation)	84,924
Net increase (decrease) in net assets from operations	127,158
Net share transactions (Note 7): Class III	2,965,344
Total increase (decrease) in net assets	3,092,502
Net assets:
Beginning of period	—
End of period	$3,092,502

See accompanying notes to the financial statements.

18

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$12.06
Income (loss) from investment operations:
Net investment income (loss)†	0.09
Net realized and unrealized gain (loss)	0.43
Total from investment operations	0.52
Net asset value, end of period	$12.58
Total Return(a)	4.31	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,093
Net expenses to average daily net assets	0.49	%*
Net investment income to average daily net assets	1.71	%*
Portfolio turnover rate	31	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	3.78	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the period shown.

  Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Notes to Financial Statements
February 28, 2006

1.  Organization

GMO Small/Mid Cap Value Fund (the "Fund") (formerly GMO Small Cap Value Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund seeks long-term capital growth. The Fund's benchmark is the Russell 2500 Value Index.

On September 16, 2005, shareholders of the Fund holding 95.4% of the Fund's then outstanding shares requested redemption of their shares. On the same day, the Fund transferred assets and liabilities (representing on a net basis 95.4% of the Fund's net assets) to GMO U.S. Small/Mid Cap Value Fund, a newly organized fund, with investment objectives similar to the Fund's, in consideration for newly issued shares of GMO U.S. Small/Mid Cap Value Fund. The Fund then honored the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Small/Mid Cap Value Fund. The preceding events are hereafter referred to as (the "Redemption Transaction"). Because for tax and accounting purposes the GMO U.S. Small/Mid Cap Value Fund is treated as a continuation of the Fund's prior operations, for accounting and tax purposes the Fund itself is deemed to have commenced operations on the date of the Redemption Transaction. On the date of the Redemption Transaction, the shareholders who opted not to redeem from the Fund were deemed to have contributed securities in-kind to the Fund with an accounting and tax basis equal to fair market value. Therefore, the Statement of Operations, Statement of Changes in Net Assets and Financial Highlights are shown for the period from September 16, 2005 through February 28, 2006.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining

20

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
February 28, 2006

maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

21

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
February 28, 2006

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended February 28, 2006, the Fund did not participate in securities lending.

22

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
February 28, 2006

Taxes

Prior to the close of business on September 16, 2005, the Fund qualified as a regulated investment company. Subsequent to the Redemption Transaction, all Fund tax attributes relating to the time periods prior to September 16, 2005 transferred to GMO U.S. Small/Mid Cap Value Fund. After the close of business on September 16, 2005, the Fund elected to be treated as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal or state income taxes is reflected in the accompanying financial statements.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,029,269	$220,157	$(135,233)	$84,924

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums

23

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
February 28, 2006

and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended February 28, 2006 the Fund received $0 and $0 in purchase premiums and redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least May 31, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended February 28, 2006 was $2,316 and $28, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 2006 aggregated $3,800,621 and $897,265, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

24

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
February 28, 2006

6.  Principal shareholder and related party

As of February 28, 2006, 89.4% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of February 28, 2006, 0.7% of the Fund's shares were held by GMO.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from September 16, 2005 through February 28, 2006
Class III:	Shares	Amount
Shares issued for in-kind transaction	245,909	$2,965,344
Net increase (decrease)	245,909	$2,965,344

25

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund) (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 16, 2005 to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.
As described in Note 1 to the financial statements, GMO U.S. Small/Mid Cap Value Fund was the successor to the Fund for accounting purposes for all periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

26

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 16, 2005 through February 28, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.49%	$1,000.00	$1,043.10	$2.26
2) Hypothetical	0.49%	$1,000.00	$1,020.39	$2.24

*  Expenses are calculated using the Class's annualized net expense ratio for the period ended February 28, 2006, multiplied by the average account value over the period, multiplied by 165 days in the period, divided by 365 days in the year.

27

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

28

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

29

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

30

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

31

GMO Growth Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Growth Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Since September 16, 2005, the Class III shares of the GMO Growth Fund returned +3.3% for the fiscal period ended February 28, 2006, as compared to +4.3% for the Russell 1000 Growth Index for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection detracted from portfolio performance for the period. Overall relative returns were hindered by an overweight position in the health care sector as well as an underweight position in transportation. The largest sources of positive performance came from an overweight position in oil & gas, and underweight positions in food & beverage and manufacturing.

Stock selection was also negative for the year, although the portfolio benefited from robust selections among health care issues. Stocks that detracted from relative performance included technology and oil & gas securities.

During the period, both the momentum and valuation stock selection strategies detracted from overall relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for different classes will vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†   See Note 1 to the financial statements.

GMO Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.2%
Short-Term Investment(s)	2.9
Rights and Warrants	0.0
Other	(0.1)
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	28.2%
Technology	25.1
Retail Stores	14.2
Consumer Goods	7.5
Financial	7.5
Machinery	3.5
Services	3.2
Oil & Gas	2.9
Food & Beverage	2.4
Utility	2.2
Construction	0.9
Manufacturing	0.9
Automotive	0.7
Transportation	0.7
Metals & Mining	0.1
100.0%

1

GMO Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%
	Automotive — 0.7%
1,100	Harley-Davidson, Inc.	57,761
200	Johnson Controls, Inc.	14,254
600	Oshkosh Truck Corp.	34,038
		106,053
	Construction — 0.8%
400	D.R. Horton, Inc.	13,644
400	Jacobs Engineering Group, Inc. *	34,296
400	KB Home	26,812
200	Lennar Corp.-Class A	11,972
300	Martin Marietta Materials, Inc.	29,250
200	Ryland Group, Inc.	13,950
		129,924
	Consumer Goods — 7.2%
11,200	Altria Group, Inc.	805,280
1,500	Bebe Stores, Inc.	25,755
300	Black & Decker Corp.	25,674
600	Coach, Inc. *	21,432
600	Colgate-Palmolive Co.	32,688
100	Columbia Sportswear Co. *	5,036
200	HNI Corp.	11,658
700	Maytag Corp.	12,040
500	Mohawk Industries, Inc. *	43,255
200	Nike, Inc.	17,356
1,700	Procter & Gamble Co.	101,881
300	Whirlpool Corp.	26,937
		1,128,992
	Financial — 7.3%
3,600	Aflac, Inc.	166,500
400	AMBAC Financial Group, Inc.	30,060

See accompanying notes to the financial statements.

2

GMO Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
2,600	American International Group, Inc.	172,536
200	CB Richard Ellis Group, Inc.-Class A *	13,736
13,200	Charles Schwab Corp. (The)	213,972
200	Chubb Corp.	19,150
900	Eaton Vance Corp.	25,362
400	Equifax, Inc.	14,656
300	Fair Isaac Corp.	12,786
2,100	Fannie Mae	114,828
500	Franklin Resources, Inc.	51,340
100	Goldman Sachs Group, Inc.	14,129
700	Legg Mason, Inc.	91,413
400	Lehman Brothers Holdings, Inc.	58,380
1,000	Marsh & McLennan Cos., Inc.	30,910
300	Mellon Financial Corp.	10,827
100	Progressive Corp. (The)	10,745
200	Radian Group, Inc.	11,350
200	State Street Corp.	12,496
2,600	TD Ameritrade Holding Corp.	56,576
		1,131,752
	Food & Beverage — 2.4%
4,000	Coca-Cola Co. (The)	167,880
300	Dean Foods Co. *	11,241
3,200	PepsiCo, Inc.	189,152
		368,273
	Health Care — 27.4%
2,600	Abbott Laboratories	114,868
3,800	Aetna, Inc.	193,800
900	Allergan, Inc.	97,434
800	American Pharmaceutical Partners, Inc. *	24,192
1,000	AmerisourceBergen Corp.	45,990
1,200	Amgen, Inc. *	90,588
1,000	Barr Pharmaceuticals, Inc. *	67,180

See accompanying notes to the financial statements.

3

GMO Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
2,600	Cardinal Health, Inc.	188,760
300	Caremark Rx, Inc. *	14,925
1,200	Cerner Corp. *	49,956
300	Cigna Corp.	36,825
500	Coventry Health Care, Inc. *	29,810
2,700	Express Scripts, Inc. *	235,629
2,600	Forest Laboratories, Inc. *	119,340
3,500	Genentech, Inc. *	299,915
900	Gilead Sciences, Inc. *	56,043
2,300	HCA, Inc.	110,170
1,200	Health Net, Inc. *	57,540
400	Hospira, Inc. *	15,880
400	Humana, Inc. *	20,668
300	Invitrogen Corp. *	21,279
1,000	Johnson & Johnson	57,650
1,700	Lincare Holdings, Inc. *	69,530
3,400	McKesson Corp.	184,042
1,200	Medco Health Solutions, Inc. *	66,864
400	Medtronic, Inc.	21,580
14,100	Merck & Co., Inc.	491,526
600	Omnicare, Inc.	36,510
14,300	Pfizer, Inc.	374,517
600	Pharmaceutical Product Development, Inc.	41,754
300	Respironics, Inc. *	10,908
1,300	St. Jude Medical, Inc. *	59,280
600	Stryker Corp.	27,732
14,200	UnitedHealth Group, Inc.	826,866
300	Universal Health Services, Inc.-Class B	15,069
1,800	Wyeth	89,640
		4,264,260
	Machinery — 3.4%
1,100	Baker Hughes, Inc.	74,767
900	BJ Services Co.	28,179

See accompanying notes to the financial statements.

4

GMO Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Machinery — continued
3,700	Caterpillar, Inc.	270,396
400	Cooper Cameron Corp. *	16,200
600	Grant Prideco, Inc. *	24,282
1,100	Halliburton Co.	74,800
300	Joy Global, Inc.	15,468
700	Smith International, Inc.	27,111
		531,203
	Manufacturing — 0.9%
1,600	General Electric Co.	52,592
400	ITT Industries, Inc.	21,000
100	Mine Safety Appliances Co.	3,985
200	Precision Castparts Corp.	10,608
400	Timken Co.	11,472
600	United Technologies Corp.	35,100
		134,757
	Metals & Mining — 0.1%
200	CONSOL Energy, Inc.	12,804
	Oil & Gas — 2.8%
1,500	Burlington Resources, Inc.	135,270
2,100	EOG Resources, Inc.	141,540
200	Exxon Mobil Corp.	11,874
700	Frontier Oil Corp.	32,375
400	Helmerich & Payne, Inc.	26,308
1,400	Patterson-UTI Energy, Inc.	38,570
300	Sunoco, Inc.	22,230
200	Tesoro Corp.	12,082
200	Unit Corp. *	10,634
200	Valero Energy Corp.	10,758
		441,641

See accompanying notes to the financial statements.

5

GMO Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Retail Stores — 13.8%
1,300	Advance Auto Parts *	53,755
400	Autozone, Inc. *	38,672
3,000	Bed Bath & Beyond, Inc. *	108,120
1,300	Chico's FAS, Inc. *	61,165
2,600	Dollar General Corp.	45,292
1,200	Dollar Tree Stores, Inc. *	32,904
400	eBay, Inc. *	16,024
300	Fastenal Co.	13,173
18,100	Home Depot, Inc.	762,915
200	JC Penney Co., Inc.	11,728
3,300	Kroger Co. *	66,132
6,300	Lowe's Cos., Inc.	429,534
300	Men's Wearhouse, Inc. *	9,396
2,300	Nordstrom, Inc.	87,400
900	O'Reilly Automotive, Inc. *	29,448
1,400	Rent-A-Center, Inc. *	32,676
800	Target Corp.	43,520
300	Tiffany & Co.	11,139
1,500	TJX Cos., Inc.	36,735
1,700	Walgreen Co.	76,262
4,000	Wal-Mart Stores, Inc.	181,440
		2,147,430
	Services — 3.1%
900	Applebee's International, Inc.	20,826
600	Brinker International, Inc.	24,990
1,000	Cablevision Systems Corp.-Class A *	26,250
400	Copart, Inc. *	10,336
1,500	Darden Restaurants, Inc.	62,910
300	Getty Images, Inc. *	24,309
600	Marriott International, Inc.-Class A	41,040
1,000	McDonald's Corp.	34,910
700	McGraw-Hill, Inc.	37,163
300	Moody's Corp.	20,100

See accompanying notes to the financial statements.

6

GMO Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Services — continued
400	Outback Steakhouse, Inc.	16,724
200	Panera Bread Co.-Class A *	14,172
500	Robert Half International, Inc.	17,960
700	Sonic Corp. *	22,127
200	Starwood Hotels & Resorts Worldwide, Inc.	12,700
500	Sysco Corp.	15,045
1,300	Wendy's International, Inc.	75,270
300	Yum! Brands, Inc.	14,310
		491,142
	Technology — 24.4%
800	Adobe Systems, Inc.	30,896
400	ADTRAN, Inc.	11,008
500	Affiliated Computer Services, Inc.-Class A *	31,460
3,000	Agilent Technologies, Inc. *	108,000
600	Alliance Data Systems Corp. *	25,956
1,400	American Power Conversion Corp.	28,602
1,300	Apple Computer, Inc. *	89,102
1,700	Applied Materials, Inc.	31,178
1,100	Autodesk, Inc.	41,415
1,800	BEA Systems, Inc. *	20,646
800	Boeing Co.	58,152
1,950	Broadcom Corp.-Class A *	87,925
1,600	CNET Networks, Inc. *	22,144
200	Cognizant Technologies Solutions Corp. *	11,522
400	Comverse Technology, Inc. *	11,504
4,100	Corning, Inc. *	100,081
18,100	Dell, Inc. *	524,900
600	Emulex Corp. *	10,680
2,000	First Data Corp.	90,260
900	Fiserv, Inc. *	37,350
100	General Dynamics Corp.	12,327
400	Global Payments, Inc.	20,824
1,300	Goodrich Corp.	54,392

See accompanying notes to the financial statements.

7

GMO Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
400	Google, Inc.-Class A *	145,048
1,100	Harris Corp.	50,248
300	Ingram Micro, Inc.-Class A *	5,934
31,500	Intel Corp.	648,900
2,100	International Business Machines Corp.	168,504
500	International Rectifier Corp. *	18,550
500	Intersil Corp.-Class A	14,170
600	Lexmark International, Inc. *	28,254
1,500	Lockheed Martin Corp.	109,305
300	Microsoft Corp.	8,070
17,100	Motorola, Inc.	365,940
600	National Semiconductor Corp.	16,830
1,700	Nvidia Corp. *	80,121
1,200	Paychex, Inc.	48,060
1,400	Qualcomm, Inc.	66,094
300	Rockwell Collins, Inc.	15,945
15,300	Texas Instruments, Inc.	456,705
600	Total System Services, Inc.	11,760
300	W.W. Grainger, Inc.	22,212
1,000	Western Digital Corp. *	22,250
1,300	Yahoo!, Inc. *	41,678
		3,804,902
	Transportation — 0.7%
1,100	AMR Corp. *	27,610
700	C.H. Robinson Worldwide, Inc.	31,374
200	CNF, Inc.	10,036
200	FedEx Corp.	21,448
400	Landstar System, Inc.	18,636
		109,104
	Utility — 2.2%
300	Alltel Corp.	18,945
1,300	Kinder Morgan, Inc.	120,614

See accompanying notes to the financial statements.

8

GMO Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Utility — continued
2,800	Nextel Partners, Inc.-Class A *	78,568
1,200	NII Holdings, Inc.-Class B *	61,464
200	Questar Corp.	14,650
800	TXU Corp.	41,912
		336,153
	TOTAL COMMON STOCKS (COST $14,698,457)	15,138,390
	RIGHTS AND WARRANTS — 0.0%
	Utility — 0.0%
100	Lucent Technologies, Inc. Warrants, Expires 12/10/2007 *	58
	TOTAL RIGHTS AND WARRANTS (COST $0)	58
	SHORT-TERM INVESTMENT(S) — 2.9%
449,550	Citigroup Global Markets Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $449,588, and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 2/15/36, and a market value, including accrued interest, of $458,541.	449,550
	TOTAL SHORT-TERM INVESTMENT(S) (COST $449,550)	449,550
	TOTAL INVESTMENTS — 100.1% (Cost $15,148,007)	15,587,998
	Other Assets and Liabilities (net) — (0.1%)	(22,701)
	TOTAL NET ASSETS — 100.0%	$15,565,297

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

9

GMO Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value (cost $15,148,007) (Note 2)	$15,587,998
Dividends and interest receivable	12,292
Receivable for expenses reimbursed by Manager (Note 3)	25,176
Total assets	15,625,466
Liabilities:
Payable to affiliate for (Note 3):
Management fee	3,943
Shareholder service fee	1,776
Administration fee – Class M	23
Trustees and Chief Compliance Officer fees	47
Payable for 12b-1 fee – Class M	62
Accrued expenses	54,318
Total liabilities	60,169
Net assets	$15,565,297
Net assets consist of:
Net capital(1)	$15,125,306
Net unrealized appreciation	439,991
$15,565,297
Net assets attributable to:
Class III shares	$15,419,341
Class M shares	$145,956
Shares outstanding:
Class III	824,369
Class M	7,848
Net asset value per share:
Class III	$18.70
Class M	$18.60

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

10

GMO Growth Fund

(A Series of GMO Trust)

Statement of Operations — Period from September 16, 2005 through February 28, 2006

Investment Income:
Dividends	$78,334
Interest	6,723
Total investment income	85,057
Expenses:
Management fee (Note 3)	22,809
Shareholder service fee – Class III (Note 3)	10,263
12b-1 fee – Class M (Note 3)	178
Administration fee – Class M (Note 3)	140
Custodian, fund accounting agent and transfer agent fees	27,088
Audit and tax fees	23,058
Legal fees	1,501
Trustees fees and related expenses (Note 3)	3,613
Registration fees	1,084
Miscellaneous	290
Total expenses	90,024
Fees and expenses reimbursed by Manager (Note 3)	(56,242)
Net expenses	33,782
Net investment income (loss)	51,275
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	10,997
Net realized gain (loss)	10,997
Change in net unrealized appreciation (depreciation) on:
Investments	439,991
Net unrealized gain (loss)	439,991
Net realized and unrealized gain (loss)	450,988
Net increase (decrease) in net assets resulting from operations	$502,263

See accompanying notes to the financial statements.

11

GMO Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from September 16, 2005 through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$51,275
Net realized gain (loss)	10,997
Change in net unrealized appreciation (depreciation)	439,991
Net increase (decrease) in net assets from operations	502,263
Net share transactions (Note 7):
Class III	14,920,741
Class M	142,293
Increase (decrease) in net assets resulting from net share transactions	15,063,034
Total increase (decrease) in net assets	15,565,297
Net assets:
Beginning of period	—
End of period	$15,565,297

See accompanying notes to the financial statements.

12

GMO Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$18.10
Income (loss) from investment operations:
Net investment income (loss)†	0.06
Net realized and unrealized gain (loss)	0.54
Total from investment operations	0.60
Net asset value, end of period	$18.70
Total Return(a)	3.31	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$15,419
Net expenses to average daily net assets	0.49	%*
Net investment income to average daily net assets	0.75	%*
Portfolio turnover rate	37	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.81	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$18.02
Income (loss) from investment operations:
Net investment income (loss)†	0.03
Net realized and unrealized gain (loss)	0.55
Total from investment operations	0.58
Net asset value, end of period	$18.60
Total Return(a)	3.22	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$146
Net expenses to average daily net assets	0.79	%*
Net investment income to average daily net assets	0.41	%*
Portfolio turnover rate	37	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.81	%*

(a)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund seeks long-term capital growth. The Fund's benchmark is the Russell 1000 Growth Index.

On September 16, 2005, shareholders of the Fund holding 97.7% of the Fund's then outstanding shares requested redemption of their shares. On the same day, the Fund transferred assets and liabilities (representing on a net basis 97.7% of the Fund's net assets) to GMO U.S. Growth Fund, a newly organized fund, with investment objectives similar to the Fund's, in consideration for newly issued shares of GMO U.S. Growth Fund. The Fund then honored the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Growth Fund. The preceding events are hereafter referred to as (the "Redemption Transaction"). Because for tax and accounting purposes the GMO U.S. Growth Fund is treated as a continuation of the Fund's prior operations, for accounting and tax purposes the Fund itself is deemed to have commenced operations on the date of the Redemption Transaction. On the date of the Redemption Transaction, the shareholders who opted not to redeem from the Fund were deemed to have contributed securities in-kind to the Fund with an accounting and tax basis equal to fair market value. Therefore, the Statement of Operations, Statement of Changes in Net Assets and Financial Highlights are shown for the period from September 16, 2005 through February 28, 2006.

For the period from September 16, 2005 through February 28, 2006, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administrative fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees borne by the classes.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

15

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the

16

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing,

17

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended February 28, 2006, the Fund did not participate in securities lending.

Taxes

Prior to the close of business on September 16, 2005, the Fund qualified as a regulated investment company. Subsequent to the Redemption Transaction, all Fund tax attributes relating to the time periods prior to September 16, 2005 transferred to GMO U.S. Growth Fund. After the close of business on September 16, 2005, the Fund elected to be treated as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal or state income taxes is reflected in the accompanying financial statements.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$15,151,997	$908,605	$(472,604)	$436,001

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

18

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Funds average daily net asset value attributable to its Class M shares. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

GMO has entered into a binding agreement effective until at least May 31, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended February 28, 2006 was $577 and $90, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 2006 aggregated $20,202,555 and $5,515,095, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's

19

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related party

As of February 28, 2006, 89.0% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of February 28, 2006, 0.1% of the Fund's shares were held by GMO.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from September 16, 2005 through February 28, 2006
Class III:	Shares	Amount
Shares issued for in-kind transaction	824,369	$14,920,741
Net increase (decrease)	824,369	$14,920,741
	Period from September 16, 2005 through February 28, 2006
Class M:	Shares	Amount
Shares issued for in-kind transaction	10,066	$181,381
Shares repurchased	(2,218)	(39,088)
Net increase (decrease)	7,848	$142,293

20

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Growth Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 16, 2005 to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, GMO U.S. Growth Fund was the successor to the Fund for accounting purposes for all periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

21

GMO Growth Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 16, 2005 through February 28, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.49%	$1,000.00	$1,033.10	$2.25
2) Hypothetical	0.49%	$1,000.00	$1,020.39	$2.24
Class M
1) Actual	0.79%	$1,000.00	$1,032.20	$3.63
2) Hypothetical	0.79%	$1,000.00	$1,019.03	$3.61

*  Expenses are calculated using each Class's annualized net expense ratio for the period ended February 28, 2006, multiplied by the average account value over the period, multiplied by 165 days in the period, divided by 365 days in the year.

22

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

23

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

24

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

25

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

26

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

The GMO U.S. Small/Mid Cap Value Fund returned +11.7% for the fiscal year ended February 28, 2006, as compared to +15.9% for the Russell 2500 Value Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection detracted from relative performance for the period. The portfolio benefited from overweight positions in health care, retail stores, and construction, as well as an underweight position in primary process industry. Detractors included an underweight position in technology and an overweight position in automotive.

Stock selection also detracted from the portfolio's overall performance. Selections among transportation, retail stores, oil & gas, and services issues were robust for the period. Meanwhile, selections within construction and financial securities underperformed for the period.

For the fiscal year, the portfolio's valuation stock selection strategies detracted from relative performance, while the momentum selection strategy added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Comparison of Change in Value of a $5,000,000 Investment in GMO U.S. Small/Mid Cap Value Fund Class III Shares and the Russell 2500 Value Index As of February 28, 2006

$20,000,000
$17,500,000
$15,000,000
$12,500,000
$10,000,000
$7,500,000
$5,000,000
$2,500,000
Average Annual Total Returns†
1 Year
5 Year
10 Year
Class III
10.55%
13.59%
13.32%
$19,097,400
$18,387,320
$17,464,240
2/29/96
$4,975,000
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
GMO U.S. Small/Mid Cap Value Fund
Russell 2500 Value Index
Russell 2500 Value + Index*

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes a purchase at the beginning and a redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

*  The Russell 2500 Value + Index is comprised of the Russell 2500 Index from 12/31/91 to 12/31/96 and the Russell 2500 Value Index from 12/31/96 to the present.

†  The Fund is the successor to the GMO Small/Mid Cap Value Fund, therefore, performance for the periods prior to September 16, 2005 is that of GMO Small/Mid Cap Value Fund.

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.6%
Short-Term Investment(s)	28.4
Futures	0.0
Other	(25.0)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	23.9%
Construction	17.9
Retail Stores	8.5
Technology	8.1
Health Care	8.0
Services	6.9
Utility	6.3
Consumer Goods	4.9
Automotive	2.9
Manufacturing	2.3
Primary Process Industry	2.2
Oil & Gas	2.1
Transportation	2.1
Food & Beverage	2.0
Machinery	1.4
Metals & Mining	0.5
100.0%

1

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 96.6%
	Automotive — 2.8%
2,200	Aftermarket Technology Corp. *	47,740
6,600	American Axle & Manufacturing Holdings, Inc.	107,052
12,250	ArvinMeritor, Inc. (a)	205,065
300	Bandag, Inc.	12,831
2,700	BorgWarner, Inc.	150,579
3,000	Cooper Tire & Rubber Co.	44,700
20,900	Goodyear Tire & Rubber Co. (The) * (a)	299,497
8,300	Lear Corp. (a)	173,138
1,800	Navistar International Corp. *	52,830
3,500	Superior Industries International, Inc. (a)	75,425
3,600	Tenneco Automotive, Inc. *	81,540
6,600	TRW Automotive Holdings Corp. * (a)	168,960
14,100	Visteon Corp. * (a)	65,706
		1,485,063
	Construction — 17.3%
3,900	Aames Investment Corp. REIT (a)	22,464
3,900	AMB Property Corp. REIT	209,235
10,700	American Home Mortgage Acceptance Corp. REIT (a)	304,950
1,090	American Woodmark Corp.	37,060
42,100	Annaly Mortgage Management, Inc. REIT (a)	494,675
17,100	Anthracite Capital, Inc. REIT	183,312
23,000	Anworth Mortgage Asset Corp. REIT	172,730
3,400	Apartment Investment & Management Co. (a)	150,654
5,200	Beazer Homes USA, Inc.	329,940
2,900	BRE Properties, Inc.	157,673
9,751	Capstead Mortgage Corp. REIT	68,159
3,200	CBL & Associates Properties, Inc. REIT	136,320
3,300	Cousins Properties, Inc. REIT	101,211
4,600	EMCOR Group, Inc. *	200,514
1,700	Equity Lifestyle Properties, Inc. REIT	81,073
1,400	Essex Property Trust, Inc. REIT (a)	139,510

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Construction — continued
1,700	Federal Realty Investment Trust	118,473
6,800	FelCor Lodging Trust, Inc. REIT	134,980
3,600	Heritage Property Investment Trust REIT	138,096
4,900	Highwoods Properties, Inc. REIT	158,515
4,600	Hovnanian Enterprises, Inc. * (a)	212,106
900	Jacobs Engineering Group, Inc. *	77,166
5,600	KB Home (a)	375,368
3,040	Kilroy Realty Corp. REIT	227,453
2,458	Lafarge North America, Inc. (a)	203,694
1,700	Lennox International, Inc.	54,655
1,400	Louisiana-Pacific Corp.	39,802
1,200	LSI Industries, Inc.	18,648
2,500	M/I Schottenstein Homes, Inc.	105,300
1,100	Martin Marietta Materials, Inc.	107,250
6,124	MDC Holdings, Inc.	375,340
3,200	Meritage Homes Corp. * (a)	187,296
36,966	MFA Mortgage Investments, Inc. REIT	218,839
1,400	Mid-America Apartment Communities, Inc. REIT	76,020
1,700	Monaco Coach Corp.	24,327
2,900	National Health Investors, Inc. REIT	77,198
12,300	New Century Financial Corp. (a)	476,625
400	NVR, Inc. *	301,200
1,900	Pan Pacific Retail Properties, Inc. REIT (a)	131,499
800	Perini Corp. *	24,312
3,800	Quanta Services, Inc. * (a)	52,022
4,200	RAIT Investment Trust REIT	114,660
2,600	Rayonier Inc. REIT	112,060
1,400	Regency Centers Corp. REIT	90,300
5,400	Ryland Group, Inc. (a)	376,650
8,100	Standard-Pacific Corp. (a)	266,085
2,700	Technical Olympic USA, Inc.	57,186
27,900	Thornburg Mortgage, Inc. REIT (a)	724,563
2,500	Universal Forest Products, Inc.	154,575
6,300	USG Corp. * (a)	532,224
1,100	Washington Group International, Inc.	64,207
2,000	WCI Communities, Inc. *	50,480
		9,248,654

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Consumer Goods — 4.7%
5,200	Blyth, Inc.	115,856
4,600	Columbia Sportswear Co. * (a)	231,656
4,700	Ethan Allen Interiors, Inc.	191,337
2,500	Fossil, Inc. *	42,550
8,190	Furniture Brands International, Inc. (a)	202,457
4,600	Jones Apparel Group, Inc.	133,032
3,300	Kellwood Co. (a)	84,942
1,500	K-Swiss, Inc.-Class A	43,770
6,300	La-Z-Boy, Inc. (a)	100,485
11,000	Liz Claiborne, Inc.	396,330
700	Matthews International Corp.-Class A	25,998
8,100	Maytag Corp.	139,320
3,100	Multimedia Games, Inc. * (a)	32,829
2,800	Russell Corp.	39,984
2,700	Snap-On, Inc. (a)	105,084
1,700	Stanley Furniture Co., Inc.	43,350
1,946	Steven Madden, Ltd.	62,369
5,300	Timberland Co.-Class A *	185,765
5,300	Tupperware Corp.	112,307
4,600	Universal Corp.	187,082
1,000	Vector Group, Ltd. (a)	18,610
1,450	Wolverine World Wide, Inc.	31,987
		2,527,100
	Financial — 23.1%
300	Amerco *	26,652
5,900	American Capital Strategies, Ltd.	210,630
11,400	American Financial Group, Inc.	471,960
600	American Physicians Capital, Inc. *	29,574
5,100	AmeriCredit Corp. * (a)	150,450
6,300	AmerUs Group Co.	379,575
1,000	Argonaut Group, Inc. *	36,520
4,500	Arthur J. Gallagher & Co. (a)	132,705
8,900	Associated Banc Corp.	306,783

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
8,950	Astoria Financial Corp.	256,596
3,400	Bancorpsouth, Inc.	81,668
1,100	Central Pacific Financial Corp.	40,700
300	Ceres Group, Inc. *	1,623
5,400	Commerce Group, Inc.	291,654
600	Cullen/Frost Bankers, Inc.	33,072
4,098	Delphi Financial Group, Inc.-Class A	213,424
700	Dollar Thrifty Automotive Group, Inc. *	28,266
1,000	Downey Financial Corp. (a)	63,550
5,300	Erie Indemnity Co.-Class A	281,271
15,416	First American Corp.	649,939
600	First Citizens BancShares, Inc.-Class A	112,296
875	First Indiana Corp.	24,141
900	FirstFed Financial Corp. * (a)	54,009
8,800	Flagstar Bancorp, Inc.	135,960
1,300	FNB Corp., PA	21,437
800	FPIC Insurance Group, Inc. *	28,112
8,000	Fremont General Corp. (a)	189,760
27,500	Friedman Billings Ramsey Group, Inc.-Class A (a)	273,900
2,000	GATX Corp.	79,400
6,000	Genworth Financial, Inc.-Class A	190,920
3,900	Hanover Insurance Group (The), Inc.	188,955
7,350	HCC Insurance Holdings, Inc. (a)	236,597
1,000	Horace Mann Educators Corp.	18,650
28,111	IMPAC Mortgage Holdings, Inc. REIT (a)	233,602
4,900	IndyMac Bancorp, Inc.	190,218
1,800	Investors Financial Services Corp.	81,198
3,400	Irwin Financial Corp.	68,136
700	ITLA Capital Corp. *	32,396
4,073	Kansas City Life Insurance Co.	205,279
3,400	Landamerica Financial Group, Inc.	226,780
1,600	Leucadia National Corp. (a)	86,800
2,000	MAF Bancorp, Inc.	85,720
500	Mercury General Corp.	27,950

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
1,100	Nasdaq Stock Market, Inc. * (a)	44,561
5,500	Nationwide Financial Services, Inc.-Class A	235,730
8,457	Novastar Financial, Inc. REIT (a)	259,207
900	Odyssey Re Holdings Corp. (a)	21,132
2,000	Ohio Casualty Corp.	61,220
14,875	Old Republic International Corp.	316,689
1,500	Phoenix Cos. (The), Inc.	21,525
3,800	PMA Capital Corp.-Class A *	36,556
12,110	PMI Group (The), Inc. (a)	524,363
1,600	Pre-Paid Legal Services, Inc. (a)	57,776
900	ProAssurance Corp. *	46,161
9,800	Protective Life Corp.	477,750
5,700	Radian Group, Inc.	323,475
1,400	Raymond James Financial, Inc. (a)	60,172
7,800	Redwood Trust, Inc. REIT (a)	323,388
8,900	Reinsurance Group of America, Inc.	411,447
600	RLI Corp.	31,632
500	Safety Insurance Group, Inc.	21,615
3,900	Saxon Capital, Inc. REIT	38,805
1,100	Selective Insurance Group, Inc.	59,642
7,900	StanCorp Financial Group, Inc.	427,390
3,400	Stewart Information Services Corp. (a)	159,630
1,500	Student Loan Corp.	329,235
4,700	TCF Financial Corp.	119,192
200	Transatlantic Holdings, Inc.	12,228
3,200	Triad Guaranty, Inc. *	145,248
2,900	Trustmark Corp.	87,435
2,300	UICI	84,387
3,000	United Fire & Casualty Co.	107,370
2,300	United Rentals, Inc. * (a)	74,980
800	Unitrin, Inc.	38,680
2,400	Universal American Financial Corp. *	36,360
7,427	Washington Federal, Inc.	175,723
3,200	Webster Financial Corp.	150,880

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — continued
1,200	Westcorp	86,220
1,700	Wilmington Trust Corp.	72,777
5,700	WR Berkley Corp.	329,973
900	Zenith National Insurance Corp.	46,348
		12,335,730
	Food & Beverage — 1.9%
4,300	Chiquita Brands International, Inc. (a)	74,046
2,100	Flowers Foods, Inc.	57,750
2,700	Molson Coors Brewing Co.-Class B	169,425
3,300	NBTY, Inc. *	72,270
1,250	Sanderson Farms, Inc.	29,150
188	Seaboard Corp.	280,872
6,800	Smithfield Foods, Inc. *	179,724
12,100	Tyson Foods, Inc.-Class A	163,713
		1,026,950
	Health Care — 7.8%
2,200	Albany Molecular Research Inc. *	22,198
4,200	Apria Healthcare Group *	96,558
4,400	BioScrip, Inc. *	31,548
2,200	Community Health Systems, Inc. *	83,424
1,000	DENTSPLY International, Inc.	56,990
12,700	Health Net, Inc. *	608,965
2,900	Henry Schein, Inc. *	135,285
900	Hologic, Inc. *	43,047
3,900	Humana, Inc. *	201,513
1,200	ICU Medical, Inc. *	42,120
2,100	Idexx Laboratories, Inc. *	165,018
1,200	Invacare Corp.	37,572
1,200	Invitrogen Corp. *	85,116
1,300	Kindred Healthcare, Inc. * (a)	28,106
25,000	King Pharmaceuticals, Inc. *	406,250
9,400	Lincare Holdings, Inc. *	384,460

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
6,000	Omnicare, Inc.	365,100
6,300	Owens & Minor, Inc.	200,907
5,700	Pharmaceutical Product Development, Inc.	396,663
1,400	RehabCare Group, Inc. *	28,252
3,500	ResMed, Inc. *	142,065
2,200	Sunrise Senior Living, Inc. * (a)	78,012
3,300	Techne Corp. *	196,251
800	Triad Hospitals, Inc. *	34,448
4,180	Universal Health Services, Inc.-Class B	209,961
1,700	Watson Pharmaceuticals, Inc. *	50,966
		4,130,795
	Machinery — 1.3%
3,100	AGCO Corp. *	60,605
800	Cummins, Inc. (a)	86,624
3,000	Flowserve Corp. *	154,200
1,200	Gulfmark Offshore, Inc. *	32,904
700	Lufkin Industries, Inc.	36,232
1,200	NACCO Industries, Inc.-Class A	166,560
1,800	Oil States International, Inc. * (a)	62,154
1,875	RPC, Inc.	39,731
800	Terex Corp. *	63,320
		702,330
	Manufacturing — 2.2%
600	Barnes Group, Inc.	23,028
500	Carlisle Cos Inc.	39,300
1,000	Greif, Inc.-Class A	57,910
1,000	Harsco Corp. (a)	79,780
2,621	Kaman Corp.-Class A	59,523
2,900	Longview Fibre Co.	54,578
1,000	Mobile Mini, Inc. *	54,480
3,000	Mueller Industries, Inc.	99,030
5,500	Owens-IIlinois, Inc. *	103,070

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Manufacturing — continued
1,800	Pall Corp.	52,956
600	Reliance Steel & Aluminum Co.	49,434
4,400	Rock-Tenn Co.-Class A	57,728
4,800	SPX Corp. (a)	236,400
2,800	Temple-Inland, Inc.	119,476
1,700	Trinity Industries, Inc.	90,100
		1,176,793
	Metals & Mining — 0.4%
1,300	Arch Coal, Inc.	95,043
1,400	CONSOL Energy, Inc.	89,628
1,100	RTI International Metals, Inc. *	46,255
		230,926
	Oil & Gas — 2.1%
3,500	Ashland, Inc.	228,445
1,700	Giant Industries, Inc. * (a)	98,940
1,600	Helmerich & Payne, Inc.	105,232
600	Holly Corp.	35,820
1,000	Pogo Producing Co.	49,860
3,200	Stone Energy Corp. *	132,480
7,400	Tesoro Corp.	447,034
		1,097,811
	Primary Process Industry — 2.1%
1,500	Airgas, Inc.	54,585
7,500	Commercial Metals Co.	339,675
1,500	FMC Corp. *	91,215
1,400	HB Fuller Co.	56,840
2,800	Metal Management, Inc.	78,988
1,100	Olympic Steel, Inc.	28,996
800	Quanex Corp.	49,656
4,200	Ryerson Tull, Inc. (a)	106,008
2,500	Sensient Technologies Corp.	44,800

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Primary Process Industry — continued
1,800	Steel Technologies, Inc.	49,662
2,658	Stepan Co.	70,995
1,400	United States Steel Corp. (a)	76,300
4,400	Worthington Industries, Inc.	86,240
		1,133,960
	Retail Stores — 8.2%
700	99 Cents Only Stores *	7,966
1,500	Barnes & Noble, Inc.	64,605
8,800	BJ's Wholesale Club, Inc. *	278,608
1,700	Brown Shoe Co., Inc.	81,090
1,400	Building Materials Holding Corp. (a)	94,220
2,000	Casey's General Stores, Inc.	52,460
2,150	Cato Corp.-Class A	44,871
900	Charlotte Russe Holding, Inc. *	16,380
3,200	Chico's FAS, Inc. * (a)	150,560
1,300	Claire's Stores, Inc.	41,652
13,300	Dollar Tree Stores, Inc. *	364,686
3,000	Family Dollar Stores, Inc.	77,160
4,900	Great Atlantic & Pacific Tea Co. * (a)	158,074
5,000	Group 1 Automotive, Inc.	191,400
5,100	Ingles Markets, Inc.-Class A	84,201
6,200	Insight Enterprises, Inc. *	133,486
4,500	Lithia Motors, Inc.-Class A	144,180
1,900	Longs Drug Stores Corp.	72,903
3,000	Movie Gallery, Inc.	9,570
2,700	OfficeMax, Inc.	79,191
9,200	O'Reilly Automotive, Inc. *	301,024
2,200	Pantry (The), Inc. *	130,174
3,100	Pathmark Stores, Inc. *	31,186
2,000	Payless Shoesource, Inc. * (a)	47,400
6,500	Pier 1 Imports, Inc. (a)	68,445
5,600	RadioShack Corp. (a)	109,480
10,900	Rent-A-Center, Inc. *	254,406

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Retail Stores — continued
2,800	Retail Ventures, Inc. *	37,128
7,300	Ross Stores, Inc.	206,736
7,100	Sonic Automotive, Inc.	188,079
8,500	Supervalu, Inc.	268,600
2,500	Talbots, Inc.	66,650
1,600	Too, Inc. *	48,688
6,300	United Auto Group, Inc.	272,412
5,100	Williams-Sonoma, Inc. * (a)	206,499
		4,384,170
	Services — 6.7%
6,975	Applebee's International, Inc. (a)	161,402
950	Applied Industrial Technologies, Inc.	40,641
4,199	Aqua America, Inc.	120,679
900	Banta Corp.	43,839
8,800	BearingPoint, Inc. * (a)	78,408
1,900	Bob Evans Farms, Inc.	55,423
8,100	Brinker International, Inc.	337,365
1,200	CBRL Group, Inc. (a)	53,316
350	CEC Entertainment, Inc. *	11,396
5,500	Darden Restaurants, Inc.	230,670
3,150	Factset Research Systems, Inc.	123,323
4,500	Handleman Co.	44,235
400	Ihop Corp.	20,360
4,100	ITT Educational Services, Inc. *	254,200
3,120	Jack in the Box, Inc. *	124,800
1,200	Lamar Advertising Co. *	61,224
6,500	Manpower, Inc.	348,660
2,300	Nash Finch Co. (a)	71,300
1,800	O'Charley's, Inc. *	31,968
7,200	Outback Steakhouse, Inc.	301,032
3,700	Papa John's International, Inc. *	121,730
6,600	Performance Food Group Co. * (a)	193,842
4,400	Regis Corp.	168,432

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Services — continued
2,800	Ruby Tuesday, Inc. (a)	79,940
9,100	Ryan's Restaurant Group, Inc. *	120,211
5,700	Sabre Holdings Corp.	137,541
7,300	Service Corp. International	58,035
2,600	Valassis Communications, Inc. * (a)	71,630
3,100	World Fuel Services Corp.	93,930
		3,559,532
	Technology — 7.9%
1,300	AAR Corp. *	32,903
2,300	Advanced Digital Information Corp. *	19,918
1,600	Alliant Techsystems, Inc. * (a)	122,272
1,000	AO Smith Corp.	46,300
2,000	Applera Corp.-Applied Biosystems Group	56,540
10,404	Arrow Electronics, Inc. *	361,955
13,200	Avnet, Inc. *	331,716
4,700	AVX Corp.	77,832
9,500	BEA Systems, Inc. *	108,965
3,600	Bell Microproducts, Inc. *	21,636
1,300	Black Box Corp.	62,114
4,775	Brightpoint, Inc. *	135,085
1,200	Coherent, Inc. *	38,952
1,200	Cohu Inc.	25,344
16,700	Convergys Corp. *	290,079
1,700	Diebold, Inc.	68,000
1,900	Electronics for Imaging *	50,958
2,000	General Cable Corp. *	54,000
1,800	Greatbatch, Inc. *	39,798
1,800	Harris Corp.	82,224
1,400	Hutchinson Technology, Inc. * (a)	38,514
22,450	Ingram Micro, Inc.-Class A *	444,061
2,800	Integrated Device Technology, Inc. *	41,580
2,000	International Rectifier Corp. *	74,200
3,200	Intersil Corp.-Class A (a)	90,688

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
3,400	JDA Software Group, Inc. *	46,682
3,300	Kopin Corp. *	14,355
4,600	LSI Logic Corp. * (a)	44,850
3,000	Mantech International Corp.-Class A *	84,300
2,500	Maximus, Inc.	91,275
2,300	MKS Instruments Inc. *	51,428
2,700	Plexus Corp. *	90,612
4,600	Pomeroy IT Solutions, Inc. *	42,780
5,500	QLogic Corp. *	226,270
700	Sybron Dental Specialties, Inc. *	26,782
4,600	SYKES Enterprises, Inc. *	61,272
7,797	Tech Data Corp. *	323,809
700	Teleflex Inc	45,255
2,800	Teradyne, Inc. *	47,012
8,100	Unisys Corp. *	54,108
3,600	United Stationers, Inc. *	178,200
900	Varian Semiconductor Equipment Associates, Inc. *	42,444
		4,187,068
	Transportation — 2.0%
1,700	Alaska Air Group, Inc. *	54,485
16,800	AMR Corp. * (a)	421,680
1,100	Arkansas Best Corp.	45,716
8,100	Continental Airlines, Inc.-Class B * (a)	188,730
8,000	ExpressJet Holdings, Inc. *	60,160
3,100	Mesa Air Group, Inc. *	35,402
1,000	Overseas Shipholding Group, Inc.	50,570
1,800	SCS Transportation, Inc. *	48,654
2,600	Skywest, Inc.	75,322
2,103	US Airways Group, Inc. *	69,588
1,000	US Xpress Enterprises, Inc.-Class A *	17,060
		1,067,367

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Utility — 6.1%
4,500	Alliant Energy Corp.	148,950
1,100	Black Hills Corp.	38,027
42,200	Centerpoint Energy, Inc.	547,334
4,400	Centurytel, Inc.	158,315
1	ClearOne Communications, Inc. *	2
12,700	CMS Energy Corp. *	178,816
7,500	Duquesne Light Holdings, Inc.	130,125
5,700	Energy East Corp.	142,842
5,100	Great Plains Energy, Inc.	144,840
2,200	MDU Resources Group, Inc.	77,550
2,326	National Fuel Gas Co.	75,316
5,800	Northeast Utilities	113,796
5,600	NSTAR	164,416
20,500	Pepco Holdings, Inc.	487,285
4,300	Pinnacle West Capital Corp.	176,515
4,900	Puget Energy, Inc.	105,644
1,800	SCANA Corp.	73,404
3,000	Sierra Pacific Resources *	42,720
2,700	Talk America Holdings, Inc. *	23,031
19,300	TECO Energy, Inc. (a)	329,258
5,900	Time Warner Telecom, Inc.-Class A *	74,517
900	Unisource Energy Corp.	27,369
		3,260,072
	TOTAL COMMON STOCKS (COST $45,445,434)	51,554,321
	SHORT-TERM INVESTMENT(S) — 28.4%
453,243	American Beacon Money Market Fund (b)	453,243
1,473,039	BGI Institutional Money Market Fund (b)	1,473,039
1,813,519	Citrgroup Global Markets Repurchase Agreement, 02/28/06, due 03/01/06, with a maturity value of $1,813,671 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 02/15/36 and a market value, including accured interest, of $1,849,790.	1,813,519

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — continued
679,864	Fortis Bank Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.53%, due 03/23/06 (b)	679,864
2,266,214	Goldman Sachs Group Inc. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $2,266,504 and an effective yield of 4.60%, collateralized by various corporate debt obligations with an aggregate market value of $2,311,538. (b)	2,266,214
2,039,593	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 02/28/06, due 03/02/06, with a maturity value of $2,039,851 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $2,092,342. (b)	2,039,593
453,243	Merrimac Cash Series-Premium Class (b)	453,243
1,652,619	Morgan Stanley & Co. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $1,652,828 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $1,685,681. (b)	1,652,619
1,359,728	National Australia Bank Eurodollar Overnight Time Deposit, 4.56%, due 03/01/06 (b)	1,359,728
906,486	Rabobank Nederland Eurodollar Overnight Time Deposit, 4.52%, due 03/01/06 (b)	906,486
679,864	Royal Bank of Scotland Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.55%, due 03/31/06 (b)	679,864
1,393,242	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 4.57%, due 03/01/06 (b)	1,393,242
	TOTAL SHORT-TERM INVESTMENT(S) (COST $15,170,654)	15,170,654
	TOTAL INVESTMENTS — 125.0% (Cost $60,616,088)	66,724,975
	Other Assets and Liabilities (net) — (25.0%)	(13,335,675)
	TOTAL NET ASSETS — 100.0%	$53,389,300

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
February 28, 2006

A summary of outstanding financial instruments at February 28, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2	Russell 2000	March 2006	$732,000	$15,464

As of February 28, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value, including securities on loan of $12,672,587 (cost $60,616,088) (Note 2)	$66,724,975
Dividends and interest receivable	64,176
Receivable for collateral on open futures contracts (Note 2)	27,000
Receivable for expenses reimbursed by Manager (Note 3)	19,880
Miscellaneous receivable	45
Total assets	66,836,076
Liabilities:
Collateral on securities loaned (Note 2)	13,357,135
Payable to affiliate for (Note 3):
Management fee	12,733
Shareholder service fee	6,161
Trustees and Chief Compliance Officer fees	249
Payable for variation margin on open futures contracts (Note 2)	8,800
Accrued expenses	61,698
Total liabilities	13,446,776
Net assets	$53,389,300
Net assets consist of:
Paid-in capital	$43,683,421
Accumulated undistributed net investment income	327,818
Accumulated net realized gain	3,253,710
Net unrealized appreciation	6,124,351
$53,389,300
Net assets attributable to:
Class III shares	$53,389,300
Shares outstanding:
Class III	5,073,222
Net asset value per share:
Class III	$10.52

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Operations — Year ended February 28, 2006

Investment Income:
Dividends	$1,301,307
Interest (including securities lending income of $72,423)	122,695
Total investment income	1,424,002
Expenses:
Management fee (Note 3)	208,851
Shareholder service fee – Class III (Note 3)	97,295
Custodian, fund accounting agent and transfer agent fees	36,714
Audit and tax fees	68,400
Legal fees	13,354
Trustees fees and related expenses (Note 3)	3,394
Registration fees	1,456
Miscellaneous	5,821
Total expenses	435,285
Fees and expenses reimbursed by Manager (Note 3)	(123,579)
Net expenses	311,706
Net investment income (loss)	1,112,296
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	13,012,558
Closed futures contracts	130,187
Net realized gain (loss)	13,142,745
Change in net unrealized appreciation (depreciation) on:
Investments	(7,264,415)
Open futures contracts	22,566
Net unrealized gain (loss)	(7,241,849)
Net realized and unrealized gain (loss)	5,900,896
Net increase (decrease) in net assets resulting from operations	$7,013,192

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Year Ended February 28, 2006	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,112,296	$1,383,615
Net realized gain (loss)	13,142,745	30,048,028
Change in net unrealized appreciation (depreciation)	(7,241,849)	(25,127,123)
Net increase (decrease) in net assets from operations	7,013,192	6,304,520
Distributions to shareholders from:
Net investment income
Class III	(1,236,378)	(1,320,881)
Net realized gains
Class III	(14,949,675)	(39,426,031)
	(16,186,053)	(40,746,912)
Net share transactions (Note 7):
Class III	(17,720,121)	(65,419,740)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	197,785	678,238
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(17,522,336)	(64,741,502)
Total increase (decrease) in net assets	(26,695,197)	(99,183,894)
Net assets:
Beginning of period	80,084,497	179,268,391
End of period (including accumulated undistributed net investment income of $327,818 and $505,375, respectively)	$53,389,300	$80,084,497

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.38	$15.51	$9.81	$14.91	$13.86
Income (loss) from investment operations:
Net investment income (loss)	0.20 †	0.19 †	0.17	0.18	0.23
Net realized and unrealized gain (loss)	1.11	1.32	5.78	(2.74)	1.58
Total from investment operations	1.31	1.51	5.95	(2.56)	1.81
Less distributions to shareholders:
From net investment income	(0.21)	(0.16)	(0.15)	(0.17)	(0.21)
From net realized gains	(2.96)	(4.48)	(0.10)	(2.37)	(0.55)
Total distributions	(3.17)	(4.64)	(0.25)	(2.54)	(0.76)
Net asset value, end of period	$10.52	$12.38	$15.51	$9.81	$14.91
Total Return(a)	11.67%	14.98%	61.14%	(18.58)%	13.39%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$53,389	$80,084	$179,268	$146,915	$313,596
Net expenses to average daily net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.71%	1.48%	1.21%	1.21%	1.60%
Portfolio turnover rate	48%	66%	86%	69%	59%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.19%	0.12%	0.08%	0.08%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts:	$0.04	$0.09	$0.04	$0.08	$0.01

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†  Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.

20

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO U.S. Small/Mid Cap Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund) ("Predecessor Fund") effected as of the close of business on September 16, 2005 ("Purchase Date"). For tax purposes, this reorganization met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Statement of Operations is shown for the entire fiscal year ending February 28, 2006, the Statements of Changes in Net Assets are shown for the entire fiscal years ending February 28, 2006 and 2005, and the Financial Highlights are shown for each of the fiscal years ending February 28/29, 2006, 2005, 2004, 2003 and 2002.

The Fund seeks long-term capital growth. The Fund's benchmark is the Russell 2500 Value Index.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or

21

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts entered into by the Fund as of February 28, 2006.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.

22

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of February 28, 2006, the Fund had loaned securities having a market value of $12,672,587 collateralized by cash in the amount of $13,357,135, which was invested in short-term instruments.

23

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. During the years ended February 28, 2006 and February 28, 2005, the tax character of distributions paid was as follows: ordinary income - $3,683,108 and $15,237,069, respectively and long-term capital gains - $12,502,945 and $25,509,843, respectively.

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of $1,302,633 and $2,453,306 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to losses on wash sale transactions.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$60,775,035	$9,106,689	$(3,156,749)	$5,949,940

The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 2006. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to adjustments related to the real estate investment trust holdings and redemption in-kind transactions. Net gains resulting from in-kind transactions were $26,002. The financial highlights exclude these adjustments.

Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
$(53,475)	$27,474	$26,001

24

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2006, the Fund received $22,512 in purchase premiums and $175,273 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

3.  Fees and other transactions with affiliates

Effective September 16, 2005, GMO earns a management fee paid monthly at the annual rate of 0.31% of the Fund's average daily net assets. Prior to September 16, 2005, GMO earned a management fee paid monthly at the annual rate of 0.33% of the Predecessor Fund's average daily net assets (See Note 1). The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Effective September 16, 2005, GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding

25

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.31% of average daily net assets. Prior to September 16, 2005, the rate was 0.33% of the Predecessor Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the year ended February 28, 2006 was $1,444 and $398, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $30,255,660 and $59,075,014, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of February 28, 2006, 50.2% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of February 28, 2006, 0.1% of the Fund's shares were held by eight related parties comprised of certain GMO employee accounts, and 62.7% of the Fund's shares were held by accounts for which the Manager has investment discretion.

26

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	422,099	$4,921,114	1,651,363	$21,168,002
Shares issued to shareholders in reinvestment of distributions	1,457,928	15,854,092	3,397,583	40,265,442
Shares repurchased	(3,031,732)	(35,529,983)	(10,134,287)	(126,853,184)
Redemption in kind	(245,909)	(2,965,344)	—	—
Purchase premiums and redemption fees	—	197,785	—	678,238
Net increase (decrease)	(1,397,614)	$(17,522,336)	(5,085,341)	$(64,741,502)

27

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO U.S. Small/Mid Cap Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Small/Mid Cap Value Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Fund is the successor to GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund) and includes the operations of GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund) for periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

28

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six months ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,044.90	$2.43
2) Hypothetical	0.48%	$1,000.00	$1,022.41	$2.41

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended February 28, 2006, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

29

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Tax Information (Unaudited) for the Tax Year Ended February 28, 2006

The Fund's distributions to shareholders include $12,502,945 from long-term capital gains.

For taxable, non-corporate shareholders, 19.92% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, 19.14% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 qualified for the dividends-received deduction.

The Fund hereby designates as qualified interest income and qualified short-term capital gains with respect to its taxable year ended February 28, 2006, $81,953 and $1,324,679, respectively, or if determined to be different, the qualified interest income and qualified short-term gains of such year.

30

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
February 28, 2006 (Unaudited)

In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an "interested person" of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees met on June 28, 2005 to discuss the materials provided by the Manager for purposes of considering the Manager's proposal to establish the Fund, as well as seven other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The investment management agreement for each fund was considered separately; however, the Trustees noted the common interests of the funds. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to their approval of the Fund's investment management agreement. Matters considered by the Trustees included the following:

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the performance of an existing fund of the Trust with a comparable investment program (the "Predecessor Fund").1 The Trustees noted the generally positive performance of the Predecessor Fund over various time periods. The Trustees also considered the competence of the personnel responsible for managing the Predecessor Fund, the support those personnel received from the Manager, the investment techniques used to manage the Predecessor Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered that the Fund's advisory fee and projected expense ratio were lower than the advisory fee and expense ratio of the Predecessor Fund. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very favorably to those of most other comparable funds included in the Lipper data. The Fund's advisory fee ranked in the first quintile in its Lipper-determined expense group. In addition, the Fund's total expense ratio for its Class III Shares ranked in the first quintile in its Lipper-determined expense group. In evaluating the Fund's advisory fee, the

1  For tax, accounting and performance reporting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations.

31

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees had, however, considered the Manager's profitability with respect to the Predecessor Fund in approving the continuance of the management contract for the Predecessor Fund, and they noted the management fee payable by the Fund would be lower than that paid by the Predecessor Fund. The Trustees did, moreover, consider both the actual dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements, and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the funds of the Trust would be advised and distributed by an organization with strong retail sales capabilities. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses and the reputation of the Fund's other service providers.

32

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the end of the meeting of the Trustees on June 28, 2005, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

33

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

34

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

35

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

36

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

37

GMO U.S. Growth Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO U.S. Growth Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO U.S. Growth Fund returned +5.6% for the fiscal year ended February 28, 2006, as compared to +9.5% for the Russell 1000 Growth Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection detracted from portfolio performance for the period. An overweight position in oil & gas, and underweight positions in food & beverage and manufacturing proved to be the largest sources of positive performance. Overall relative returns were hindered by overweight positions in the health care and retail stores sectors as well as an underweight position in transportation.

Stock selection was also negative for the year, although the portfolio benefited from robust selections among health care issues. Stocks that detracted from relative performance included technology and oil & gas securities.

During the period, both the momentum and valuation stock selection strategies detracted from overall relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for different classes will vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†   The Fund is the successor to the GMO Growth Fund, therefore, performance for the periods prior to September 16, 2005 is that of GMO Growth Fund.

GMO U.S. Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.5%
Short-Term Investment(s)	11.8
Rights and Warrants	0.0
Futures	0.0
Other	(8.3)
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	27.9%
Technology	25.0
Retail Stores	14.3
Financial	7.7
Consumer Goods	7.4
Machinery	3.5
Services	3.4
Oil & Gas	2.9
Food & Beverage	2.4
Utility	2.1
Manufacturing	1.0
Construction	0.9
Automotive	0.7
Transportation	0.7
Metals & Mining	0.1
100.0%

1

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Automotive — 0.7%
41,400	Harley-Davidson, Inc.	2,173,914
5,600	Johnson Controls, Inc.	399,112
26,100	Oshkosh Truck Corp.	1,480,653
		4,053,679
	Construction — 0.9%
14,000	D.R. Horton, Inc.	477,540
15,600	Jacobs Engineering Group, Inc. *	1,337,544
13,100	KB Home	878,093
4,300	Lennar Corp.-Class A	257,398
14,600	Martin Marietta Materials, Inc.	1,423,500
10,000	Ryland Group, Inc. (a)	697,500
3,600	Simon Property Group, Inc. REIT (a)	298,692
		5,370,267
	Consumer Goods — 7.1%
395,884	Altria Group, Inc.	28,464,060
89,149	Bebe Stores, Inc.	1,530,688
12,300	Black & Decker Corp.	1,052,634
25,800	Coach, Inc. *	921,576
26,800	Colgate-Palmolive Co.	1,460,064
6,100	Columbia Sportswear Co. * (a)	307,196
11,500	Herman Miller, Inc.	347,185
10,800	HNI Corp.	629,532
17,000	Maytag Corp.	292,400
24,600	Mohawk Industries, Inc. *	2,128,146
9,900	Newell Rubbermaid, Inc.	246,213
6,600	Nike, Inc.	572,748
56,900	Procter & Gamble Co.	3,410,017
9,700	Whirlpool Corp.	870,963
		42,233,422

See accompanying notes to the financial statements.

2

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial — 7.4%
137,200	Aflac, Inc.	6,345,500
14,100	AMBAC Financial Group, Inc.	1,059,615
97,400	American International Group, Inc.	6,463,464
10,900	CB Richard Ellis Group, Inc.-Class A *	748,612
496,800	Charles Schwab Corp. (The)	8,053,128
6,100	Chubb Corp.	584,075
9,800	E*Trade Financial Corp. *	250,684
30,400	Eaton Vance Corp.	856,672
15,400	Equifax, Inc.	564,256
10,400	Fair Isaac Corp.	443,248
85,695	Fannie Mae	4,685,803
20,200	Franklin Resources, Inc.	2,074,136
3,400	Goldman Sachs Group, Inc.	480,386
25,500	Legg Mason, Inc.	3,330,045
17,300	Lehman Brothers Holdings, Inc.	2,524,935
24,500	Marsh & McLennan Cos., Inc.	757,295
14,400	Mellon Financial Corp.	519,696
3,500	MGIC Investment Corp.	223,125
4,600	Progressive Corp. (The)	494,270
9,600	Radian Group, Inc.	544,800
8,000	State Street Corp.	499,840
98,700	TD Ameritrade Holding Corp.	2,147,712
6,700	WR Berkley Corp.	387,863
		44,039,160
	Food & Beverage — 2.3%
151,700	Coca-Cola Co. (The)	6,366,849
6,200	Dean Foods Co. *	232,314
122,300	PepsiCo, Inc.	7,229,153
		13,828,316

See accompanying notes to the financial statements.

3

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — 26.9%
107,400	Abbott Laboratories	4,744,932
137,600	Aetna, Inc.	7,017,600
33,600	Allergan, Inc.	3,637,536
30,500	American Pharmaceutical Partners, Inc. * (a)	922,320
31,400	AmerisourceBergen Corp.	1,444,086
43,100	Amgen, Inc. *	3,253,619
31,800	Barr Pharmaceuticals, Inc. *	2,136,324
98,200	Cardinal Health, Inc. (a)	7,129,320
12,100	Caremark Rx, Inc. *	601,975
49,000	Cerner Corp. * (a)	2,039,870
9,700	Cigna Corp.	1,190,675
18,100	Coventry Health Care, Inc. *	1,079,122
102,300	Express Scripts, Inc. *	8,927,721
97,300	Forest Laboratories, Inc. * (a)	4,466,070
134,500	Genentech, Inc. *	11,525,305
32,700	Gilead Sciences, Inc. *	2,036,229
89,500	HCA, Inc.	4,287,050
45,700	Health Net, Inc. *	2,191,315
15,500	Hospira, Inc. *	615,350
12,700	Humana, Inc. *	656,209
6,900	Invitrogen Corp. *	489,417
38,064	Johnson & Johnson	2,194,390
5,700	Kyphon, Inc. * (a)	203,547
65,800	Lincare Holdings, Inc. *	2,691,220
119,900	McKesson Corp.	6,490,187
39,500	Medco Health Solutions, Inc. *	2,200,940
14,800	Medtronic, Inc.	798,460
5,800	Mentor Corp.	249,632
531,000	Merck & Co., Inc.	18,510,660
25,400	Omnicare, Inc.	1,545,590
532,176	Pfizer, Inc.	13,937,689
30,700	Pharmaceutical Product Development, Inc. (a)	2,136,413
8,500	Respironics, Inc. *	309,060
49,500	St. Jude Medical, Inc. *	2,257,200

See accompanying notes to the financial statements.

4

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
19,700	Stryker Corp.	910,534
531,700	UnitedHealth Group, Inc.	30,960,891
14,000	Universal Health Services, Inc.-Class B	703,220
76,000	Wyeth	3,784,800
		160,276,478
	Machinery — 3.4%
36,700	Baker Hughes, Inc.	2,494,499
34,800	BJ Services Co.	1,089,588
138,900	Caterpillar, Inc.	10,150,812
21,500	Cooper Cameron Corp. *	870,750
25,500	Grant Prideco, Inc. *	1,031,985
42,200	Halliburton Co.	2,869,600
14,700	Joy Global, Inc.	757,932
21,400	Smith International, Inc. (a)	828,822
		20,093,988
	Manufacturing — 0.9%
63,400	General Electric Co.	2,083,958
15,800	ITT Industries, Inc.	829,500
3,900	Mine Safety Appliances Co.	155,415
8,500	Precision Castparts Corp.	450,840
14,500	Timken Co.	415,860
27,700	United Technologies Corp.	1,620,450
		5,556,023
	Metals & Mining — 0.1%
8,600	CONSOL Energy, Inc.	550,572
	Oil & Gas — 2.8%
58,400	Burlington Resources, Inc.	5,266,512
82,700	EOG Resources, Inc. (a)	5,573,980
6,800	Exxon Mobil Corp.	403,716
20,100	Frontier Oil Corp.	929,625

See accompanying notes to the financial statements.

5

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Oil & Gas — continued
15,000	Helmerich & Payne, Inc.	986,550
57,900	Patterson-UTI Energy, Inc.	1,595,145
11,700	Sunoco, Inc. (a)	866,970
5,500	Tesoro Corp.	332,255
9,500	Unit Corp. *	505,115
8,200	Valero Energy Corp.	441,078
		16,900,946
	Primary Process Industry — 0.0%
3,700	Millipore Corp. * (a)	256,521
	Retail Stores — 13.8%
57,800	Advance Auto Parts *	2,390,030
15,700	Autozone, Inc. *	1,517,876
107,800	Bed Bath & Beyond, Inc. *	3,885,112
50,900	Chico's FAS, Inc. *	2,394,845
104,200	Dollar General Corp.	1,815,164
40,800	Dollar Tree Stores, Inc. *	1,118,736
17,300	eBay, Inc. *	693,038
6,900	Fastenal Co.	302,979
691,100	Home Depot, Inc.	29,129,865
5,700	JC Penney Co., Inc.	334,248
125,900	Kroger Co. *	2,523,036
245,034	Lowe's Cos., Inc. (a)	16,706,418
12,000	Men's Wearhouse, Inc. *	375,840
84,300	Nordstrom, Inc.	3,203,400
36,000	O'Reilly Automotive, Inc. *	1,177,920
47,700	Rent-A-Center, Inc. *	1,113,318
7,200	Supervalu, Inc.	227,520
38,300	Target Corp.	2,083,520
12,100	Tiffany & Co.	449,273
52,760	TJX Cos., Inc.	1,292,092
62,100	Walgreen Co.	2,785,806

See accompanying notes to the financial statements.

6

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Retail Stores — continued
149,400	Wal-Mart Stores, Inc.	6,776,784
1,300	Weis Markets, Inc.	58,058
		82,354,878
	Services — 3.3%
35,500	Applebee's International, Inc. (a)	821,470
27,300	Brinker International, Inc. (a)	1,137,045
45,700	Cablevision Systems Corp.-Class A *	1,199,625
15,900	Copart, Inc. *	410,856
55,700	Darden Restaurants, Inc.	2,336,058
8,700	Getty Images, Inc. * (a)	704,961
6,100	Iron Mountain, Inc. *	266,570
22,800	Marriott International, Inc.-Class A	1,559,520
47,600	McDonald's Corp.	1,661,716
25,100	McGraw-Hill, Inc.	1,332,559
11,900	Moody's Corp.	797,300
16,200	Outback Steakhouse, Inc.	677,322
7,600	Panera Bread Co.-Class A *	538,536
17,300	Robert Half International, Inc.	621,416
29,400	Sonic Corp. *	929,334
8,300	Starwood Hotels & Resorts Worldwide, Inc.	527,050
17,600	Sysco Corp.	529,584
49,700	Wendy's International, Inc.	2,877,630
9,900	Yum! Brands, Inc.	472,230
		19,400,782
	Technology — 24.1%
29,200	Adobe Systems, Inc.	1,127,704
16,600	ADTRAN, Inc. (a)	456,832
21,300	Affiliated Computer Services, Inc.-Class A * (a)	1,340,196
114,400	Agilent Technologies, Inc. *	4,118,400
9,600	Alliance Data Systems Corp. *	415,296
57,400	American Power Conversion Corp.	1,172,682
3,400	Anteon International Corp. *	187,986

See accompanying notes to the financial statements.

7

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
50,000	Apple Computer, Inc. *	3,427,000
66,900	Applied Materials, Inc.	1,226,946
32,104	Autodesk, Inc.	1,208,716
68,700	BEA Systems, Inc. *	787,989
36,900	Boeing Co.	2,682,261
72,300	Broadcom Corp.-Class A *	3,260,007
66,000	CNET Networks, Inc. *	913,440
11,100	Cognizant Technologies Solutions Corp. *	639,471
13,300	Comverse Technology, Inc. *	382,508
160,500	Corning, Inc. *	3,917,805
700,400	Dell, Inc. *	20,311,600
18,000	Emulex Corp. *	320,400
80,700	First Data Corp.	3,641,991
24,100	Fiserv, Inc. *	1,000,150
3,900	General Dynamics Corp.	480,753
10,400	Global Payments, Inc.	541,424
48,600	Goodrich Corp.	2,033,424
14,900	Google, Inc.-Class A *	5,403,038
33,200	Harris Corp.	1,516,576
20,800	Ingram Micro, Inc.-Class A *	411,424
1,181,808	Intel Corp.	24,345,245
84,600	International Business Machines Corp.	6,788,304
22,700	International Rectifier Corp. *	842,170
17,700	Intersil Corp.-Class A	501,618
21,400	Lexmark International, Inc. *	1,007,726
54,800	Lockheed Martin Corp.	3,993,276
13,100	Microsoft Corp.	352,390
644,800	Motorola, Inc.	13,798,720
23,400	National Semiconductor Corp.	656,370
57,800	Nvidia Corp. *	2,724,114
44,600	Paychex, Inc.	1,786,230
53,500	Qualcomm, Inc.	2,525,735
18,600	Rockwell Collins, Inc.	988,590
575,700	Texas Instruments, Inc.	17,184,645

See accompanying notes to the financial statements.

8

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Technology — continued
24,500	Total System Services, Inc.	480,200
5,000	W.W. Grainger, Inc.	370,200
34,100	Western Digital Corp. *	758,725
48,000	Yahoo!, Inc. * (a)	1,538,880
		143,569,157
	Transportation — 0.7%
38,200	AMR Corp. * (a)	958,820
28,500	C.H. Robinson Worldwide, Inc.	1,277,370
3,200	CNF, Inc.	160,576
3,600	Expeditors International of Washington, Inc.	280,044
8,100	FedEx Corp.	868,644
10,000	Landstar System, Inc.	465,900
		4,011,354
	Utility — 2.1%
11,500	Alltel Corp.	726,225
49,200	Kinder Morgan, Inc.	4,564,776
100,100	Nextel Partners, Inc.-Class A * (a)	2,808,806
42,000	NII Holdings, Inc.-Class B *	2,151,240
7,400	Questar Corp.	542,050
28,800	TXU Corp.	1,508,832
		12,301,929
	TOTAL COMMON STOCKS (COST $534,012,012)	574,797,472
	RIGHTS AND WARRANTS — 0.0%
	Utility — 0.0%
3,093	Lucent Technologies, Inc. Warrants, Expires 12/10/2007 *	1,778
	TOTAL RIGHTS AND WARRANTS (COST $0)	1,778

See accompanying notes to the financial statements.

9

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares/ Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 11.8%
1,596,515	American Beacon Money Market Fund (b)	1,596,515
5,188,675	BGI Institutional Money Market Fund (b)	5,188,675
22,119,515	Citigroup Global Markets Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $22,121,364 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 02/15/36, and a market value, including accrued interest, of $22,561,905.	22,119,515
2,394,773	Fortis Bank Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.53%, due 03/23/06 (b)	2,394,773
7,982,576	Goldman Sachs Group Inc. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $7,983,597 and an effective yield of 4.60%, collateralized by various corporate debt obligations with an aggregate market value of $8,142,228. (b)	7,982,576
7,184,319	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $7,185,227 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $7,370,124. (b)	7,184,319
1,596,515	Merrimac Cash Series - Premium Class (b)	1,596,515
5,821,232	Morgan Stanley & Co. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $5,821,968 and an effective yield of 4.55%, collateralized by various U.S. government obligations with an aggregate market value of $5,937,692. (b)	5,821,232
4,789,546	National Australia Bank Eurodollar Overnight Time Deposit, 4.56%, due 03/01/06 (b)	4,789,546
3,193,031	Rabobank Nederland Eurodollar Overnight Time Deposit, 4.52%, due 03/01/06 (b)	3,193,031
2,394,773	Royal Bank of Scotland Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.55%, due 03/31/06 (b)	2,394,773

See accompanying notes to the financial statements.

10

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — continued
4,907,594	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 4.57%, due 03/01/06 (b)	4,907,594
1,000,000	U.S. Treasury Bill, 3.81%, due 03/23/06 (c) (d)	997,748
	TOTAL SHORT-TERM INVESTMENT(S) (COST $70,166,812)	70,166,812
	TOTAL INVESTMENTS — 108.3% (Cost $604,178,824)	644,966,062
	Other Assets and Liabilities (net) — (8.3%)	(49,430,607)
	TOTAL NET ASSETS — 100.0%	$595,535,455

See accompanying notes to the financial statements.

11

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
February 28, 2006

A summary of outstanding financial instruments at February 28, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
	Buys
34	S&P 500	March 2006	$10,900,400	$74,307

As of February 28, 2006, the Fund had sufficient cash and/or securities to cover any commitments on margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

(c)  Rate shown represents yield-to-maturity.

(d)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

See accompanying notes to the financial statements.

12

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value, including securities on loan of $45,161,747 (cost $604,178,824) (Note 2)	$644,966,062
Receivable for Fund shares sold	267,787
Dividends and interest receivable	471,799
Receivable for expenses reimbursed by Manager (Note 3)	24,612
Miscellaneous receivable	3,512
Total assets	645,733,772
Liabilities:
Collateral on securities loaned (Note 2)	47,049,549
Payable for Fund shares repurchased	2,659,190
Payable to affiliate for (Note 3):
Management fee	141,695
Shareholder service fee	39,484
Administration fee – Class M	38,770
Trustees and Chief Compliance Officer fees	1,285
Payable for 12b-1 fee – Class M	102,509
Payable for variation margin on open futures contracts (Note 2)	98,600
Accrued expenses	67,235
Total liabilities	50,198,317
Net assets	$595,535,455
Net assets consist of:
Paid-in capital	$575,748,310
Accumulated undistributed net investment income	343,157
Distributions in excess of net realized gain	(21,417,557)
Net unrealized appreciation	40,861,545
$595,535,455
Net assets attributable to:
Class III shares	$342,202,972
Class M shares	$253,332,483
Shares outstanding:
Class III	18,835,138
Class M	13,999,287
Net asset value per share:
Class III	$18.17
Class M	$18.10

See accompanying notes to the financial statements.

13

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Operations — Year ended February 28, 2006

Investment Income:
Dividends	$7,674,084
Interest (including securities lending income of $12,715)	418,063
Total investment income	8,092,147
Expenses:
Management fee (Note 3)	1,977,147
Shareholder service fee – Class III (Note 3)	532,492
12b-1 fee – Class M (Note 3)	650,641
Administration fee – Class M (Note 3)	520,513
Custodian, fund accounting agent and transfer agent fees	125,568
Audit and tax fees	69,274
Legal fees	11,139
Trustees fees and related expenses (Note 3)	30,502
Registration fees	41,634
Miscellaneous	21,067
Total expenses	3,979,977
Fees and expenses reimbursed by Manager (Note 3)	(276,224)
Net expenses	3,703,753
Net investment income (loss)	4,388,394
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	29,035,055
Closed futures contracts	893,121
Net realized gain (loss)	29,928,176
Change in net unrealized appreciation (depreciation) on:
Investments	(2,609,185)
Open futures contracts	54,861
Net unrealized gain (loss)	(2,554,324)
Net realized and unrealized gain (loss)	27,373,852
Net increase (decrease) in net assets resulting from operations	$31,762,246

See accompanying notes to the financial statements.

14

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Year Ended February 28, 2006	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,388,394	$5,039,869
Net realized gain (loss)	29,928,176	30,516,511
Change in net unrealized appreciation (depreciation)	(2,554,324)	(28,233,791)
Net increase (decrease) in net assets from operations	31,762,246	7,322,589
Distributions to shareholders from:
Net investment income
Class III	(3,064,829)	(2,825,613)
Class M	(1,454,543)	(1,683,303)
Total distributions from net investment income	(4,519,372)	(4,508,916)
Net realized gains
Class III	(17,977,682)	(14,537,957)
Class M	(13,471,603)	(11,915,590)
Total distributions from net realized gains	(31,449,285)	(26,453,547)
	(35,968,657)	(30,962,463)
Net share transactions (Note 7):
Class III	(12,985,527)	(65,413,408)
Class M	(13,998,923)	78,714,651
Increase (decrease) in net assets resulting from net share transactions	(26,984,450)	13,301,243
Total increase (decrease) in net assets	(31,190,861)	(10,338,631)
Net assets:
Beginning of period	626,726,316	637,064,947
End of period (including accumulated undistributed net investment income of $343,157 and $499,503, respectively)	$595,535,455	$626,726,316

See accompanying notes to the financial statements.

15

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005		2004	2003	2002
Net asset value, beginning of period	$18.26	$19.03		$14.29	$18.23	$21.19
Income (loss) from investment operations:
Net investment income (loss)	0.15 †	0.16	†	0.10	0.10	0.10
Net realized and unrealized gain (loss)	0.86	(0.02	)(a)	5.14	(3.94)	(2.97)
Total from investment operations	1.01	0.14		5.24	(3.84)	(2.87)
Less distributions to shareholders:
From net investment income	(0.16)	(0.14)		(0.14)	(0.10)	(0.09)
From net realized gains	(0.94)	(0.77)		(0.36)	—	—
Total distributions	(1.10)	(0.91)		(0.50)	(0.10)	(0.09)
Net asset value, end of period	$18.17	$18.26		$19.03	$14.29	$18.23
Total Return(b)	5.64%	0.94%		36.93%	(21.13)%	(13.57)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$342,203	$357,499		$437,200	$302,051	$116,306
Net expenses to average daily net assets	0.48%	0.48%		0.48%	0.48%	0.48%
Net investment income to average daily net assets	0.84%	0.89%		0.62%	0.72%	0.54%
Portfolio turnover rate	94%	136%		97%	72%	101%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04%	0.04%		0.05%	0.09%	0.07%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period.

†  Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.

16

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005		2004	2003(a)
Net asset value, beginning of period	$18.19	$18.97		$14.25	$15.27
Income (loss) from investment operations:
Net investment income (loss)	0.10 †	0.11	†	0.09	0.04
Net realized and unrealized gain (loss)	0.85	(0.02	)(b)	5.09	(1.01)
Total from investment operations	0.95	0.09		5.18	(0.97)
Less distributions to shareholders:
From net investment income	(0.10)	(0.10)		(0.10)	(0.05)
From net realized gains	(0.94)	(0.77)		(0.36)	—
Total distributions	(1.04)	(0.87)		(0.46)	(0.05)
Net asset value, end of period	$18.10	$18.19		$18.97	$14.25
Total Return(c)	5.33%	0.65%		36.58%	(6.31	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$253,332	$269,227		$199,865	$20,306
Net expenses to average daily net assets	0.77%	0.78%		0.78%	0.78	%*
Net investment income to average daily net assets	0.54%	0.61%		0.29%	0.51	%*
Portfolio turnover rate	94%	136%		97%	72	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04%	0.04%		0.05%	0.09	%*

(a)  Period from September 11, 2002 (commencement of operations) through February 28, 2003.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  The total return would have been lower had certain expenses not been reimbursed during the period.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.

See accompanying notes to the financial statements.

17

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO U.S. Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO Growth Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005 ("Purchase Date"). For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Statement of Operations is shown for the entire fiscal year ending February 28, 2006, the Statements of Changes in Net Assets are shown for the entire fiscal years ending February 28, 2006 and 2005, and the Financial Highlights are shown for each of the fiscal years ending February 28/29, 2006, 2005, 2004, 2003 and 2002.

The Fund seeks long-term capital growth. The Fund's benchmark is the Russell 1000 Growth Index.

Throughout the year ended February 28, 2006, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations

18

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts entered into by the Fund as of February 28, 2006.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

19

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of February 28, 2006, the Fund had loaned securities having a market value of $45,161,747 collateralized by cash in the amount of $47,049,549, which was invested in short-term instruments.

20

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. During the years ended February 28, 2006 and February 28, 2005, the tax character of distributions paid was as follows: ordinary income – $15,113,259 and $24,392,679, respectively and long-term capital gains – $20,855,398 and $6,569,794, respectively.

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of $4,234,847 and $6,000,021 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to capital loss carryforwards and losses on wash sale transactions.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code of $11,596,373, $9,328,913 and $782,016 expiring in 2010, 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$613,706,480	$49,957,073	$(18,697,491)	$31,259,582

The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 2006. This reclassification has no

21

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to redemption in-kind transactions. The financial highlights exclude these adjustments.

Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
$(25,368)	$1,273,342	$(1,247,974)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.  Fees and other transactions with affiliates

Effective September 16, 2005, GMO earns a management fee paid monthly at the annual rate of 0.31% of the Fund's average daily net assets. Prior to September 16, 2005, GMO earned a management fee paid monthly at the annual rate of 0.33% of the Predecessor Fund's average daily net assets (See Note 1). The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

22

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. The Trustees currently limit payments on Class M shares to 0.25% of the Funds average daily net asset value attributable to its Class M shares. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

Effective September 16, 2005, GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.31% of average daily net assets. Prior to September 16, 2005, the rate was 0.33% of the Predecessor Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the year ended February 28, 2006 was $14,434 and $3,543 respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $556,577,964 and $604,250,182, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

23

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

6.  Principal shareholders and related party

As of February 28, 2006, 41.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of February 28, 2006, less than 0.1% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 5.2% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,712,137	$49,338,593	6,639,226	$115,355,190
Shares issued to shareholders in reinvestment of distributions	1,160,254	20,977,507	984,564	17,331,567
Shares repurchased	(3,792,164)	(68,380,886)	(11,020,441)	(198,100,165)
Redemption in-kind	(824,369)	(14,920,741)	—	—
Net increase (decrease)	(744,142)	$(12,985,527)	(3,396,651)	$(65,413,408)
	Year Ended February 28, 2006		Year Ended February 28, 2005
Class M:	Shares	Amount	Shares	Amount
Shares sold	4,531,049	$81,556,256	10,764,615	$194,255,380
Shares issued to shareholders in reinvestment of distributions	828,043	14,926,145	775,516	13,598,893
Shares repurchased	(6,152,442)	(110,299,943)	(7,273,865)	(129,139,622)
Redemption in-kind	(10,066)	(181,381)	—	—
Net increase (decrease)	(803,416)	$(13,998,923)	4,266,266	$78,714,651

24

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO U.S. Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Growth Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Fund is the successor to GMO Growth Fund and includes the operations of GMO Growth Fund for periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

25

GMO U.S. Growth Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six months ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.47%	$1,000.00	$1,047.30	$2.39
2) Hypothetical	0.47%	$1,000.00	$1,022.46	$2.36
Class M
1) Actual	0.77%	$1,000.00	$1,045.70	$3.91
2) Hypothetical	0.77%	$1,000.00	$1,020.98	$3.86

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended February 28, 2006, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

26

GMO U.S. Growth Fund

(A Series of GMO Trust)

Tax Information (Unaudited) for the Tax Year Ended February 28, 2006

The Fund's distributions to shareholders include $20,855,398 from long-term capital gains.

For taxable, non-corporate shareholders, 49.38% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, 71.59% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 qualified for the dividends-received deduction.

The Fund hereby designates as qualified interest income and qualified short-term capital gains with respect to its taxable year ended February 28, 2006, $378,995 and $4,990,241, respectively, or if determined to be different, the qualified interest income and qualified short-term gains of such year.

27

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
February 28, 2006 (Unaudited)

In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an "interested person" of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees met on June 28, 2005 to discuss the materials provided by the Manager for purposes of considering the Manager's proposal to establish the Fund, as well as seven other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The investment management agreement for each fund was considered separately; however, the Trustees noted the common interests of the funds. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to their approval of the Fund's investment management agreement. Matters considered by the Trustees included the following:

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the performance of an existing fund of the Trust with a comparable investment program (the "Predecessor Fund").1 The Trustees noted the generally positive performance of the Predecessor Fund over various time periods. The Trustees also considered the competence of the personnel responsible for managing the Predecessor Fund, the support those personnel received from the Manager, the investment techniques used to manage the Predecessor Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered that the Fund's advisory fee and projected expense ratio were lower than the advisory fee and expense ratio of the Predecessor Fund. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very favorably to those of most other comparable funds included in the Lipper data. The Fund's advisory fee ranked in the first quintile in its Lipper-determined expense group. In addition, the Fund's total expense ratio for its Class III Shares ranked in the first quintile in its Lipper-determined expense group. In evaluating the Fund's advisory fee, the

1  For tax, accounting and performance reporting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations.

28

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees had, however, considered the Manager's profitability with respect to the Predecessor Fund in approving the continuance of the management contract for the Predecessor Fund, and they noted the management fee payable by the Fund would be lower than that paid by the Predecessor Fund. The Trustees did, moreover, consider both the actual dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements, and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the funds of the Trust would be advised and distributed by an organization with strong retail sales capabilities. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses and the reputation of the Fund's other service providers.

29

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the end of the meeting of the Trustees on June 28, 2005, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

30

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

31

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

32

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

33

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

34

GMO U.S. Value Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO U.S. Value Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO U.S. Value Fund returned +5.4% for the fiscal year ended February 28, 2006, as compared to +10.3% for the Russell 1000 Value Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in equity securities throughout the period.

Stock selection adversely impacted results. In particular, poor selection within technology and health care issues hurt performance.

Sector selection aided performance. Overweights in retail stores and health care both added to relative performance and were only partially offset by the negative impact of underweighting transportation shares.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for different classes will vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  The Fund is the successor to the GMO Value Fund, therefore, performance for the periods prior to September 16, 2005 is that of GMO Value Fund.

GMO U.S. Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.3%
Short-Term Investment(s)	13.8
Futures	0.0
Other	(10.1)
100.0%
Industry Sector Summary	% of Equity Investments
Financial Services	35.2%
Consumer Discretionary	15.9
Health Care	13.3
Technology	10.6
Consumer Staples	6.6
Producer Durables	6.6
Utilities	5.5
Integrated Oils	3.5
Other	1.0
Materials & Processing	0.7
Other Energy	0.6
Auto & Transportation	0.5
100.0%

1

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%
	Auto & Transportation — 0.5%
4,500	Harley-Davidson, Inc. (a)	236,295
	Consumer Discretionary — 15.3%
4,600	Apollo Group, Inc.-Class A *	227,148
8,800	Applebee's International, Inc. (a)	203,632
8,100	Bed Bath & Beyond, Inc. *	291,924
27,600	Cendant Corp.	458,712
35,200	Dollar General Corp.	613,184
38,600	Home Depot, Inc.	1,626,990
14,800	Jones Apparel Group, Inc.	428,016
7,200	Kimberly Clark Corp.	426,096
13,800	Liz Claiborne, Inc.	497,214
15,400	Lowe's Cos., Inc.	1,049,972
3,400	Omnicom Group	271,388
33,200	Wal-Mart Stores, Inc. (a)	1,505,952
1,900	Weight Watchers International, Inc. *	99,693
		7,699,921
	Consumer Staples — 6.3%
14,800	Altria Group, Inc.	1,064,120
13,600	Dean Foods Co. *	509,592
21,100	Kroger Co. * (a)	422,844
5,000	Safeway, Inc. (a)	121,550
26,700	Sara Lee Corp.	471,789
18,900	Supervalu, Inc.	597,240
		3,187,135
	Financial Services — 33.9%
6,000	Aflac, Inc.	277,500
18,300	Allstate Corp. (The)	1,002,474
6,000	AMBAC Financial Group, Inc.	450,900
36,200	American International Group, Inc.	2,402,232

See accompanying notes to the financial statements.

2

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Financial Services — continued
21,231	Bank of America Corp.	973,441
2,300	Bear Stearns Cos. (The), Inc.	309,212
10,800	Capital One Financial Corp.	946,080
5,900	Chubb Corp.	564,925
3,000	Cigna Corp.	368,250
20,600	Citigroup, Inc.	955,222
16,900	CNA Financial Corp. * (a)	522,548
2,200	Comerica, Inc. (a)	126,104
7,000	Fannie Mae	382,760
15,000	First Data Corp.	676,950
6,000	Freddie Mac	404,340
8,700	Hartford Financial Services Group, Inc.	716,706
3,500	IndyMac Bancorp, Inc.	135,870
8,500	Lehman Brothers Holdings, Inc.	1,240,575
7,900	Marsh & McLennan Cos., Inc.	244,189
8,900	Metlife, Inc. (a)	446,068
8,900	Morgan Stanley	530,974
22,500	National City Corp. (a)	783,000
8,300	New York Community Bancorp, Inc.	140,021
34,975	Old Republic International Corp.	744,618
2,000	Progressive Corp. (The)	214,900
6,400	Protective Life Corp.	312,000
6,700	Radian Group, Inc.	380,225
500	TD Banknorth, Inc.	15,365
300	Torchmark Corp.	16,401
4,600	Wachovia Corp.	257,922
11,485	Washington Mutual, Inc.	490,410
		17,032,182
	Health Care — 12.9%
4,600	AmerisourceBergen Corp.	211,554
3,800	Cardinal Health, Inc.	275,880
7,800	Forest Laboratories, Inc. *	358,020
9,000	Health Net, Inc. *	431,550

See accompanying notes to the financial statements.

3

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Health Care — continued
7,900	Johnson & Johnson	455,435
1,200	Medtronic, Inc.	64,740
33,700	Merck & Co., Inc.	1,174,782
102,800	Pfizer, Inc.	2,692,332
4,300	Pharmaceutical Product Development, Inc.	299,237
4,300	UnitedHealth Group, Inc.	250,389
4,800	Wyeth	239,040
		6,452,959
	Integrated Oils — 3.3%
17,200	ConocoPhillips	1,048,512
10,400	Exxon Mobil Corp.	617,448
		1,665,960
	Materials & Processing — 0.7%
5,100	Ashland, Inc.	332,877
	Other — 1.0%
6,700	Johnson Controls, Inc.	477,509
	Other Energy — 0.5%
5,100	Valero Energy Corp.	274,329
	Producer Durables — 6.4%
7,900	Centex Corp.	534,119
6,200	D.R. Horton, Inc.	211,482
3,000	Danaher Corp. (a)	181,740
6,600	KB Home	442,398
7,100	Lexmark International, Inc. *	334,339
16,300	Pulte Homes, Inc.	626,083
3,300	Ryland Group, Inc. (a)	230,175
7,800	Standard-Pacific Corp. (a)	256,230
6,700	United Technologies Corp.	391,950
		3,208,516

See accompanying notes to the financial statements.

4

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	Technology — 10.2%
47,800	Dell, Inc. *	1,386,200
61,100	Hewlett-Packard Co.	2,004,691
15,500	Ingram Micro, Inc.-Class A *	306,590
52,500	Microsoft Corp.	1,412,250
		5,109,731
	Utilities — 5.3%
12,200	American Electric Power Co., Inc.	445,300
25,100	AT&T, Inc.	692,509
15,100	BellSouth Corp.	476,858
15,600	Sempra Energy	746,304
9,400	Verizon Communications, Inc.	316,780
		2,677,751
	TOTAL COMMON STOCKS (COST $45,330,544)	48,355,165
	SHORT-TERM INVESTMENT(S) — 13.8%
172,246	American Beacon Money Market Select Fund (b)	172,246
559,798	BGI Institutional Money Market Fund (b)	559,798
1,821,285	Citigroup Global Markets Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $1,821,437 and an effective yield of 3.01%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 02/15/36 and a market value, including accrued interest, of $1,857,711.	1,821,285
258,368	Fortis Bank Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.53%, due 03/23/06 (b)	258,368
861,227	Goldman Sachs Group Inc. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $861,337 and an effective yield of 4.60%, collateralized by various corporate debt obligations with an aggregate market value of $878,452. (b)	861,227
775,105	Merrill Lynch & Co. Triparty Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $775,203 and an effective yield of 4.55%, collateralized by various government obligations with an aggregate market value of $775,105. (b)	775,105

See accompanying notes to the financial statements.

5

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — continued
172,246	Merrimac Cash Series-Premium Class (b)	172,246
628,043	Morgan Stanley & Co. Repurchase Agreement, dated 02/28/06, due 03/01/06, with a maturity value of $628,123 and an effective yield of 4.55%, collateralized by various government obligations with an aggregate market value of $640,608. (b)	628,043
516,736	National Australia Bank Eurodollar Overnight Time Deposit, 4.56%, due 03/01/06 (b)	516,736
344,491	Rabobank Nederland Eurodollar Overnight Time Deposit, 4.52%, due 03/01/06 (b)	344,491
258,368	Royal Bank of Scotland Eurodollar Term Fixed Rate Yankee Certificate of Deposit, 4.55%, due 03/31/06 (b)	258,368
529,472	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 4.57%, due 03/01/06 (b)	529,472
	TOTAL SHORT-TERM INVESTMENT(S) (COST $6,897,385)	6,897,385
	TOTAL INVESTMENTS — 110.1% (Cost $52,227,929)	55,252,550
	Other Assets and Liabilities (net) — (10.1%)	(5,043,352)
	TOTAL NET ASSETS — 100.0%	$50,209,198

See accompanying notes to the financial statements.

6

GMO U.S. Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
February 28, 2006

A summary of outstanding financial instruments at February 28, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2	S&P 500	March 2006	$641,200	$9,565

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

7

GMO U.S. Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value, including securities on loan of $4,856,975 (cost $52,227,929) (Note 2)	$55,252,550
Dividends and interest receivable	74,833
Receivable for collateral on open futures contracts (Note 2)	31,500
Receivable for expenses reimbursed by Manager (Note 3)	16,296
Total assets	55,375,179
Liabilities:
Collateral on securities loaned (Note 2)	5,076,100
Payable for Fund shares repurchased	6
Payable to affiliate for (Note 3):
Management fee	16,933
Shareholder service fee	3,555
Administration fee – Class M	2,957
Trustees and Chief Compliance Officer fees	209
Payable for 12b-1 fee – Class M	7,819
Payable for variation margin on open futures contracts (Note 2)	5,800
Accrued expenses	52,602
Total liabilities	5,165,981
Net assets	$50,209,198
Net assets consist of:
Paid-in capital	$60,658,318
Accumulated net realized loss	(13,483,306)
Net unrealized appreciation	3,034,186
$50,209,198
Net assets attributable to:
Class III shares	$30,961,300
Class M shares	$19,247,898
Shares outstanding:
Class III	3,021,736
Class M	1,885,253
Net asset value per share:
Class III	$10.25
Class M	$10.21

See accompanying notes to the financial statements.

8

GMO U.S. Value Fund

(A Series of GMO Trust)

Statement of Operations — Year ended February 28, 2006

Investment Income:
Dividends	$902,287
Interest (including securities lending income of $636)	35,211
Total investment income	937,498
Expenses:
Management fee (Note 3)	211,250
Shareholder service fee – Class III (Note 3)	43,076
12b-1 fee – Class M (Note 3)	45,056
Administration fee – Class M (Note 3)	36,208
Custodian, fund accounting agent and transfer agent fees	36,019
Audit and tax fees	66,215
Legal fees	1,386
Trustees fees and related expenses (Note 3)	2,278
Registration fees	39,249
Miscellaneous	4,283
Total expenses	485,020
Fees and expenses reimbursed by Manager (Note 3)	(147,446)
Net expenses	337,574
Net investment income (loss)	599,924
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	3,796,552
Closed futures contracts	(370,192)
Net realized gain (loss)	3,426,360
Change in net unrealized appreciation (depreciation) on:
Investments	(1,444,851)
Open futures contracts	9,565
Net unrealized gain (loss)	(1,435,286)
Net realized and unrealized gain (loss)	1,991,074
Net increase (decrease) in net assets resulting from operations	$2,590,998

See accompanying notes to the financial statements.

9

GMO U.S. Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Year Ended February 28, 2006	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$599,924	$937,725
Net realized gain (loss)	3,426,360	6,957,401
Change in net unrealized appreciation (depreciation)	(1,435,286)	(3,230,182)
Net increase (decrease) in net assets from operations	2,590,998	4,664,944
Distributions to shareholders from:
Net investment income
Class III	(384,323)	(752,804)
Class M	(265,107)	(218,843)
Total distributions from net investment income	(649,430)	(971,647)
Net share transactions (Note 7):
Class III	(11,641,367)	(8,289,388)
Class M	1,823,899	4,861,078
Increase (decrease) in net assets resulting from net share transactions	(9,817,468)	(3,428,310)
Total increase (decrease) in net assets	(7,875,900)	264,987
Net assets:
Beginning of period	58,085,098	57,820,111
End of period	$50,209,198	$58,085,098

See accompanying notes to the financial statements.

10

GMO U.S. Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$9.89	$9.28	$6.73	$8.82	$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.14 †	0.16 †	0.13	0.14	0.18
Net realized and unrealized gain (loss)	0.38	0.62	2.59	(2.10)	(0.51)
Total from investment operations	0.52	0.78	2.72	(1.96)	(0.33)
Less distributions to shareholders:
From net investment income	(0.16)	(0.17)	(0.17)	(0.13)	(0.17)
From net realized gains	—	—	—	—	(0.25)
Total distributions	(0.16)	(0.17)	(0.17)	(0.13)	(0.42)
Net asset value, end of period	$10.25	$9.89	$9.28	$6.73	$8.82
Total Return(a)	5.36%	8.46%	40.69%	(22.29)%	(3.64)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$30,961	$41,306	$46,904	$163,463	$232,289
Net expenses to average daily net assets	0.61%	0.61%	0.61%	0.61%	0.61%
Net investment income to average daily net assets	1.43%	1.71%	1.74%	1.79%	1.89%
Portfolio turnover rate	103%	110%	127%	100%	95%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.31%	0.18%	0.20%	0.07%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.

11

GMO U.S. Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003	2002(a)
Net asset value, beginning of period	$9.87	$9.26	$6.72	$8.82	$9.06
Income (loss) from investment operations:
Net investment income (loss)	0.10 †	0.13 †	0.11	0.12	0.01
Net realized and unrealized gain (loss)	0.38	0.62	2.57	(2.10)	(0.25)
Total from investment operations	0.48	0.75	2.68	(1.98)	(0.24)
Less distributions to shareholders:
From net investment income	(0.14)	(0.14)	(0.14)	(0.12)	—
Total distributions	(0.14)	(0.14)	(0.14)	(0.12)	—
Net asset value, end of period	$10.21	$9.87	$9.26	$6.72	$8.82
Total Return(b)	4.95%	8.21%	40.23%	(22.56)%	(2.65	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$19,248	$16,779	$10,916	$6,444	$486
Net expenses to average daily net assets	0.90%	0.91%	0.91%	0.92%	0.91	%*
Net investment income to average daily net assets	1.04%	1.42%	1.42%	1.46%	1.52	%*
Portfolio turnover rate	103%	110%	127%	100%	95	%(c)
Fees and expenses reimbursed by the Manager to average daily net assets:	0.31%	0.18%	0.20%	0.07%	0.06	%*

(a)  Period from January 10, 2002 (commencement of operations) through February 28, 2002.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Calculation represents the portfolio turnover rate of the Fund for the year ended February 28, 2002.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not Annualized.

See accompanying notes to the financial statements.

12

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO U.S. Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO Value Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005 ("Purchase Date"). For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Statement of Operations is shown for the entire fiscal year ending February 28, 2006, the Statements of Changes in Net Assets are shown for the entire fiscal years ending February 28, 2006 and 2005, and the Financial Highlights are shown for each of the fiscal years ending February 28/29, 2006, 2005, 2004, 2003 and 2002.

The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

For the year ended February 28, 2006, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations

13

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts entered into by the Fund as of February 28, 2006.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

14

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements entered into by the Fund as of February 28, 2006.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of February 28, 2006, the Fund had loaned securities having a market value of $4,856,975 collateralized by cash in the amount of $5,076,100 which was invested in short-term investments.

15

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. During the years ended February 28, 2006 and February 28, 2005, the tax character of distributions paid was as follows: ordinary income – $599,924 and $971,647, respectively and long-term capital gains – $49,506 and $0, respectively.

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of $368,976 of undistributed long-term capital gains. The temporary differences between book and tax basis distributable earnings are primarily due to capital loss carryforwards and losses on wash sale transactions.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code of $9,707,565 and $3,753,821 expiring in 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$52,609,260	$3,472,335	$(829,045)	$2,643,290

16

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 2006. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
$49,506	$31,555	$(81,061)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.  Fees and other transactions with affiliates

Effective September 16, 2005, GMO earns a management fee paid monthly at the annual rate of 0.44% of the Fund's average daily net assets. Prior to September 16, 2005, GMO earned a management fee paid monthly at the annual rate of 0.46% of the Predecessor Fund's average daily net assets (See Note 1). The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

17

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

Effective September 16, 2005, GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.44% of average daily net assets. Prior to September 16, 2005, the rate was 0.46% of the Predecessor Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the year ended February 28, 2006 was $891 and $298, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $45,930,121 and $53,915,154, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

18

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

6.  Principal shareholders and related parties

As of February 28, 2006, 82.7% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of February 28, 2006, less than 0.1% of the Fund's shares were held by three related parties comprised of certain GMO employee accounts, and 6.8% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,313,185	$22,759,724	167,908	$1,554,782
Shares issued to shareholders in reinvestment of distributions	15,036	149,075	65,553	622,948
Shares repurchased	(3,318,698)	(32,905,506)	(1,110,349)	(10,467,118)
Redemption in-kind	(162,809)	(1,644,660)	—	—
Net increase (decrease)	(1,153,286)	$(11,641,367)	(876,888)	$(8,289,388)
	Year Ended February 28, 2006		Year Ended February 28, 2005
Class M:	Shares	Amount	Shares	Amount
Shares sold	433,456	$4,287,346	623,115	$5,824,749
Shares issued to shareholders in reinvestment of distributions	26,686	265,107	22,913	218,843
Shares repurchased	(275,166)	(2,728,554)	(123,955)	(1,182,514)
Net increase (decrease)	184,976	$1,823,899	522,073	$4,861,078

19

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO U.S. Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Value Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Fund is the successor to GMO Value Fund and includes the operations of GMO Value Fund for periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

20

GMO U.S. Value Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six months ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.60%	$1,000.00	$1,035.40	$3.03
2) Hypothetical	0.60%	$1,000.00	$1,021.82	$3.01
Class M
1) Actual	0.89%	$1,000.00	$1,034.00	$4.49
2) Hypothetical	0.89%	$1,000.00	$1,020.38	$4.46

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended February 28, 2006, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

21

GMO U.S. Value Fund

(A Series of GMO Trust)

Tax Information (Unaudited) for the Tax Year ended February 28, 2006

The Fund's distributions to shareholders include $49,506 from long-term capital gains.

For taxable, non-corporate shareholders, 86.44% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, 100.00% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 qualified for the dividends-received deduction.

The Fund hereby designates as qualified interest income with respect to its taxable year ended February 28, 2006 of $23,239 or if determined to be different, the qualified interest income of such year.

22

GMO U.S. Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
February 28, 2006 (Unaudited)

In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an "interested person" of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees met on June 28, 2005 to discuss the materials provided by the Manager for purposes of considering the Manager's proposal to establish the Fund, as well as seven other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The investment management agreement for each fund was considered separately; however, the Trustees noted the common interests of the funds. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to their approval of the Fund's investment management agreement. Matters considered by the Trustees included the following:

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the performance of an existing fund of the Trust with a comparable investment program (the "Predecessor Fund").1 The Trustees noted the generally positive performance of the Predecessor Fund over various time periods. The Trustees also considered the competence of the personnel responsible for managing the Predecessor Fund, the support those personnel received from the Manager, the investment techniques used to manage the Predecessor Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered that the Fund's advisory fee and projected expense ratio were lower than the advisory fee and expense ratio of the Predecessor Fund. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very favorably to those of most other comparable funds included in the Lipper data. The Fund's advisory fee ranked in the first quintile in its Lipper-determined expense group. In addition, the Fund's total expense ratio for its Class III Shares ranked in the first quintile in its Lipper-determined expense group. In evaluating the Fund's advisory fee, the

1  For tax, accounting and performance reporting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations.

23

GMO U.S. Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees had, however, considered the Manager's profitability with respect to the Predecessor Fund in approving the continuance of the management contract for the Predecessor Fund, and they noted the management fee payable by the Fund would be lower than that paid by the Predecessor Fund. The Trustees did, moreover, consider both the actual dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements, and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the funds of the Trust would be advised and distributed by an organization with strong retail sales capabilities. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses and the reputation of the Fund's other service providers.

24

GMO U.S. Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the end of the meeting of the Trustees on June 28, 2005, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

25

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

26

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

27

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

28

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

29

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Since September 16, 2005, the GMO International Disciplined Equity Fund returned +11.2% for the fiscal period ended February 28, 2006, as compared to +11.7% for the MSCI EAFE Index for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in international equity securities throughout the period.

Sector weightings had the largest negative impact relative to the benchmark. During the period, an overweight position in energy and an underweight in financial stocks hurt relative performance, negating our successful underweight position in telecommunications stocks.

Country allocation also had a negative impact, due largely to an overweight in Italy.

Among the portfolio holdings with the largest positive impact to relative returns during the period were Dutch banking and insurance company ING Groep, Japanese Sumitomo Metal Industries Ltd. (steel maker), and Swiss financial company Zurich Financial Services. Holdings such as Japanese drug maker Takeda Pharmaceutical and Italian oil company ENI proved less successful.

The strong U.S. dollar relative to most foreign currencies detracted from returns for U.S. investors. The MSCI EAFE Index returned 3% less in U.S. dollar terms than in local currency in this period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†   See Note 1 to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.4%
Preferred Stocks	1.0
Forward Currency Contracts	0.0
Short-Term Investment(s)	0.6
Other	0.0
100.0%
Country Summary	% of Equity Investments
Japan	27.5%
United Kingdom	22.9
Germany	9.5
France	8.9
Netherlands	7.3
Switzerland	5.0
Italy	3.3
Finland	2.9
Australia	2.7
Canada	1.7
Belgium	1.4
Sweden	1.4
Spain	1.3
Austria	1.0
Hong Kong	0.9
Norway	0.9
Singapore	0.7
Ireland	0.5
Denmark	0.2
100.0%

1

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
February 28, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	25.5%
Consumer Discretionary	14.8
Health Care	12.2
Energy	11.0
Industrials	9.3
Materials	8.2
Consumer Staples	7.2
Utilities	5.7
Information Technology	3.7
Telecommunication Services	2.4
100.0%

2

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%
	Australia — 2.7%
2	Aristocrat Leisure Ltd	18
2,378	Australia and New Zealand Banking Group Ltd	45,228
1,829	Commonwealth Bank of Australia	60,716
3,514	Foster's Group Ltd	14,145
4,157	General Property Trust Units	12,776
790	Macquarie Bank Ltd	37,367
2,070	National Australia Bank Ltd	56,184
3,401	Rinker Group Ltd	44,681
4,909	Santos Ltd	41,261
11,434	Telstra Corp Ltd	32,536
2,073	Woodside Petroleum Ltd	62,228
3,528	Woolworths Ltd	48,049
		455,189
	Austria — 1.0%
244	Austrian Airlines. *	2,440
122	Boehler Uddeholm (Bearer)	22,887
137	Flughafen Wien AG	11,049
98	Generali Holding Vienna AG	4,671
67	Mayr-Melnhof Karton AG (Bearer)	9,860
1,443	OMV AG	89,494
286	Voestalpine AG	33,333
		173,734
	Belgium — 1.4%
47	Bekaert NV	4,828
205	Belgacom SA	6,162
108	Colruyt SA	15,558
226	Delhaize Group	15,077
1,859	Dexia	46,170
2,884	Fortis	102,732
854	UCB SA	40,451
		230,978

See accompanying notes to the financial statements.

3

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Canada — 1.7%
2,000	Canadian Natural Resources	109,270
500	EnCana Corp	20,678
500	National Bank of Canada	28,510
1,700	Petro - Canada	77,876
600	Royal Bank of Canada	50,135
		286,469
	Denmark — 0.2%
3	AP Moller - Maersk A/S Class B	27,496
	Finland — 2.8%
2,200	Fortum Oyj	53,225
500	Kesko Oyj Class B	15,714
500	Neste Oil Oyj. *	15,275
13,600	Nokia Oyj	253,068
1,200	Rautaruukki Oyj	40,439
3,400	Sampo Oyj Class A	68,145
800	Wartsila Oyj Class B	29,153
		475,019
	France — 8.8%
310	Alstom. *	26,495
2,950	Arcelor	107,797
1,379	Axa	48,759
2,596	BNP Paribas	240,252
871	Business Objects SA. *	32,327
473	Cap Gemini SA. *	23,320
382	Carrefour SA	18,963
721	Cie de Saint-Gobain	48,101
719	L'Oreal SA	63,572
647	LVMH Moet Hennessy Louis Vuitton SA	58,772
214	Michelin SA Class B	13,054
6	Pernod-Ricard	1,027
1,462	Peugeot SA	85,231

See accompanying notes to the financial statements.

4

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	France — continued
145	Pinault-Printemps-Redoute SA	16,705
1,051	Renault SA	100,994
889	Sanofi-Aventis	75,676
369	Schneider Electric SA	37,705
465	Societe Generale	65,850
1,653	Total SA	415,727
		1,480,327
	Germany — 8.7%
117	Adidas-Salomon AG	22,865
641	Allianz AG (Registered)	103,525
791	Altana AG	42,482
2,100	Bankgesellschaft Berlin AG. *	12,169
902	Bayer AG	36,382
1,713	Bayerische Motoren Werke AG	82,352
160	Celesio AG	14,877
1,942	Commerzbank AG	70,957
1,605	DaimlerChrysler AG (Registered)	89,186
18	Degussa AG	920
2,497	Depfa Bank Plc	41,634
815	Deutsche Bank AG (Registered)	90,165
718	Deutsche Boerse AG	90,199
1,212	E. On AG	134,421
819	Hochtief AG	43,954
796	MAN AG	50,228
387	Merck KGaA	38,755
812	Muenchener Rueckversicherungs AG (Registered)	110,233
228	RWE AG	19,605
1,095	Schering AG	78,538
783	Suedzucker AG	20,687
3,449	ThyssenKrupp AG	87,366
2,486	TUI AG	49,099
1,755	Volkswagen AG	122,906
		1,453,505

See accompanying notes to the financial statements.

5

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Hong Kong — 0.9%
4,000	Cheung Kong Holdings Ltd	41,929
6,000	CLP Holdings Ltd	34,304
1,500	Esprit Holdings Ltd	11,472
9,000	Hang Lung Group Co Ltd	19,820
7,000	Hong Kong Electric Holdings Ltd	32,233
3,500	Yue Yuen Industrial Holdings	10,807
		150,565
	Ireland — 0.6%
1,533	Anglo Irish Bank Corp	25,135
401	Bank of Ireland	7,134
1,360	CRH Plc	44,610
642	DCC Plc	14,623
		91,502
	Italy — 3.1%
6,750	Banca Intesa SPA - Di RISP	37,114
6,118	Banca Monte dei Paschi di Siena SPA	31,645
5,563	Capitalia SPA	42,018
11,530	ENI SPA	329,621
3,044	Fiat SPA. *	32,952
1,834	Sanpaolo IMI SPA	32,365
6,405	Telecom Italia Di RISP	14,716
		520,431
	Japan — 27.3%
310	Acom Co Ltd	19,001
100	Advantest Corp	11,313
1,300	Aeon Co Ltd	31,014
900	Alps Electric Co Ltd	14,073
700	Astellas Pharma Inc	27,024
3,100	Chubu Electric Power Co Inc	82,172
800	Chugoku Electric Power Co Inc	17,328
2,000	Cosmo Oil Co Ltd	10,168

See accompanying notes to the financial statements.

6

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
4,000	Daido Steel Co Ltd	34,920
1,900	Daiei Inc. *	52,417
2,822	Daiichi Sankyo Co Ltd. *	58,266
3,000	Daikyo Inc. *	15,791
300	Daito Trust Construction Co Ltd	14,048
2,000	Daiwa Securities Co Ltd	23,744
900	Eisai Co Ltd	41,623
700	Fanuc Ltd	59,027
7,000	Fuji Heavy Industries Ltd	37,931
3,000	Furukawa Electric Co Ltd. *	23,411
15,000	Haseko Corp. *	52,266
2,000	Hokuhoku Financial Group Inc	8,609
4,900	Honda Motor Co Ltd	286,210
1,200	Hoya Corp	47,609
1,000	Ibiden Co Ltd	46,859
6,000	Ishikawajima-Harima Heavy Industries Co Ltd. *	18,195
7,000	Isuzu Motors Ltd	24,104
10,000	Itochu Corp	83,115
3,000	Japan Steel Works Ltd	18,561
3	Japan Tobacco Inc	51,541
1,800	Kansai Electric Power Co Inc	41,886
2,000	Kao Corp	54,325
14,000	Kawasaki Heavy Industries Ltd	47,957
14,000	Kobe Steel Ltd	53,204
5,000	Komatsu Ltd	88,673
1,100	Konami Corp	27,121
1,700	Kyushu Electric Power Co Inc	41,007
1,200	Leopalance21 Corp	43,163
13,000	Marubeni Corp	64,476
2,000	Matsushita Electric Industrial Co Ltd	42,059
6,000	Mazda Motor Corp	34,124
6,700	Mitsubishi Corp	155,448
2,000	Mitsubishi Estate Co Ltd	42,178
4,000	Mitsubishi Heavy Industries	18,787

See accompanying notes to the financial statements.

7

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
6,000	Mitsubishi Materials Corp	31,018
28,000	Mitsubishi Motors Corp. *	57,900
6	Mitsubishi Tokyo Financial Group Inc	89,084
6,000	Mitsui & Co	82,089
1,000	Mitsui Fudosan Co Ltd	20,772
2,000	Mitsui Sumitomo Insurance Co Ltd	26,377
7,000	Mitsui Trust Holding Inc	102,632
11	Mizuho Financial Group Inc	87,683
100	Nidec Corp	7,932
3,000	Nippon Mining Holdings Inc	22,403
9,000	Nippon Steel Corp	35,868
17	Nippon Telegraph & Telephone Corp	73,405
5,000	Nippon Yusen Kabushiki Kaisha	32,526
2,000	Nissan Diesel Motor Co	11,018
16,600	Nissan Motor Co	190,564
1,100	Nisshin Seifun Group Inc	11,165
700	Nitto Denko Corp	60,071
1,400	Nomura Securities Co Ltd	26,716
7	NTT Data Corp	32,365
14	NTT Docomo Inc	20,714
2,000	Obayashi Corp	14,942
500	Ono Pharmaceutical Co Ltd	22,363
300	ORIX Corp	78,981
11,000	Osaka Gas Co Ltd	42,115
250	Promise Co Ltd	15,087
33	Resona Holdings Inc. *	116,365
2,000	Ricoh Company Ltd	37,031
200	Sankyo Co Ltd Gunma	12,235
1,000	Seven & I Holdings Co Ltd	40,905
5,000	Shimizu Corp	35,099
400	Shin-Etsu Chemical Co Ltd	21,297
900	Softbank Corp.	27,521
2,700	Sojitz Corp. *	14,816
5,000	Sumitomo Corp	67,548

See accompanying notes to the financial statements.

8

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
24,000	Sumitomo Metal Industries Ltd	106,547
5,000	Taiheiyo Cement Co Ltd	21,515
3,000	Taisei Corp	14,532
1,000	Taisho Pharmaceutical Co Ltd	21,168
6,900	Takeda Pharmaceutical Co Ltd	384,361
1,000	Teijin Ltd	6,748
500	Terumo Corp	15,265
2,300	Tohoku Electric Power Co Inc	52,043
2,000	Tokuyama Corp	29,839
1,400	Tokyo Electric Power Co Inc	37,792
200	Tokyo Electron Ltd	13,320
3,000	TonenGeneral Sekiyu KK	29,984
4,600	Toyota Motor Corp	245,214
6,000	Ube Industries Ltd	17,704
500	Yamada Denki Co Ltd	53,567
		4,582,954
	Netherlands — 7.3%
11,383	ABN Amro Holdings NV	331,709
8,412	Aegon NV	138,718
783	Akzo Nobel NV	39,749
1,968	Buhrmann NV	32,974
246	Corio NV	16,164
1,409	DSM NV	58,599
7,822	Hagemeyer NV. *	31,480
417	Heineken Holding NV	14,507
1,271	Heineken NV	47,859
11,337	ING Groep NV	426,112
3,885	Koninklijke Ahold NV. *	31,709
611	TNT NV	19,875
293	Unilever NV	20,339
122	Wereldhave NV	13,006
		1,222,800

See accompanying notes to the financial statements.

9

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Norway — 0.9%
540	Norsk Hydro ASA	63,252
850	Orkla ASA	37,050
1,700	Statoil ASA	43,535
		143,837
	Singapore — 0.7%
20,000	Capitaland Ltd	51,522
8,000	ComfortDelgro Corp Ltd	8,105
5,000	DBS Group Holdings Ltd	50,290
6,000	MobileOne Ltd	8,131
2,000	Singapore Press Holdings Ltd	5,455
		123,503
	Spain — 1.3%
1,102	ACS Actividades de Construccion y Servicios SA	41,097
525	Gas Natural SDG SA	15,970
2,874	Iberdrola SA	90,646
2,742	Repsol YPF SA	76,643
		224,356
	Sweden — 1.3%
2,000	Atlas Copco AB Class A	49,258
1,700	Electrolux AB	47,018
1,150	Hennes & Mauritz AB Class B	41,903
500	Nordea AB	5,652
400	Svenska Cellulosa - Series B Free	16,774
2,400	Swedish Match AB	32,138
3,000	Tele2 AB Class B	32,379
		225,122
	Switzerland — 4.9%
4,946	ABB Ltd. *	59,261
374	Compagnie Financiere Richemont AG	16,286
939	Credit Suisse Group	52,007

See accompanying notes to the financial statements.

10

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Switzerland — continued
390	Logitech International SA. *	15,711
436	Nestle SA (Registered)	128,186
55	Roche Holding AG (Bearer)	9,136
1,906	Roche Holding AG (Non Voting)	281,606
42	Serono SA	29,801
60	Swisscom AG (Registered)	18,019
919	Zurich Financial Services AG. *	217,016
		827,029
	United Kingdom — 22.8%
6,738	Aegis Group Plc	15,612
700	Alliance & Leicester Plc	13,122
1,747	Anglo American Plc	65,080
10,173	ARM Holdings Plc	24,529
6,840	AstraZeneca Plc	315,891
4,745	Aviva Plc	65,652
7,509	BAE Systems Plc	55,274
2,191	Barclays Plc	25,663
4,061	Barratt Developments Plc	73,568
2,756	BBA Group Plc	12,940
981	Berkeley Group Holdings Plc. *	19,164
3,974	BG Group Plc	46,547
1,554	BHP Billiton Plc	26,116
3,131	Boots Group Plc	38,935
8,481	BP Plc	93,817
4,123	British American Tobacco Plc	98,231
41,343	BT Group Plc	149,115
1,183	Bunzl Plc	13,257
1,096	Burberry Group Plc	8,801
12,596	Cable & Wireless Plc	23,531
7,225	Cadbury Schweppes Plc	73,395
20,642	Centrica Plc	105,148
12,906	Cobham Group Plc	38,442

See accompanying notes to the financial statements.

11

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	United Kingdom — continued
5,052	Compass Group Plc	19,231
708	Diageo Plc	10,866
14,149	DSG International Plc	42,666
986	Enterprise Inns Plc	15,493
3,224	Gallaher Group Plc	49,957
3,014	GKN Plc	17,956
19,757	GlaxoSmithKline Plc	501,808
3,091	GUS Plc	56,881
4,847	Hanson Plc	59,171
11,144	HBOS Plc	207,536
2,217	IMI Plc	20,324
3,981	Imperial Tobacco Group Plc	119,728
26,464	Invensys Plc. *	9,748
4,033	J Sainsbury Plc	22,645
6,419	Kingfisher Plc	25,674
10,656	Lloyds TSB Group Plc	103,515
1,301	National Grid Plc	13,679
1,924	Next Plc	55,649
2,618	Rank Group Plc	11,947
5,366	Rio Tinto Plc	252,536
20,124	Royal & Sun Alliance Insurance Group	45,886
4,039	Royal Bank of Scotland Group	135,100
7,151	Royal Dutch Shell Group Class A	215,585
1,947	Royal Dutch Shell Plc B Shares	61,215
2,972	Scottish & Southern Energy Plc	59,859
5,420	Scottish Power Plc	55,442
111	Severn Trent Plc	2,244
2,121	Smith WH Plc	15,176
2,440	Tate & Lyle Plc	25,585
7,227	Taylor Woodrow Plc	52,672
1,881	Unilever Plc	19,353
1,299	United Utilities Plc	15,554
12,815	Vodafone Group Plc	24,554

See accompanying notes to the financial statements.

12

GMO International Disciplined Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	United Kingdom — continued
6,035	Wimpey (George) Plc	58,511
393	Wolseley Plc	9,749
		3,815,325
	TOTAL COMMON STOCKS (COST $14,986,562)	16,510,141
	PREFERRED STOCKS — 1.0%
	Germany — 0.8%
235	Fresenius Medical Care AG (Non Voting) 0.92%	37,711
293	Henkel KGaA 1.46%	32,327
89	RWE AG 2.70%	7,007
1,055	Volkswagen AG 2.82%	54,364
		131,409
	Italy — 0.2%
11,098	Compagnia Assicuratrice Unipol 5.02%	29,058
	TOTAL PREFERRED STOCKS (COST $134,321)	160,467
	SHORT-TERM INVESTMENT(S) — 0.6%
100,000	Dresdner Bank AG Time Deposit, 4.55%, due 03/01/06	100,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $100,000)	100,000
	TOTAL INVESTMENTS — 100.0% (Cost $15,220,883)	16,770,608
	Other Assets and Liabilities (net) — 0.0%	3,127
	TOTAL NET ASSETS — 100.0%	$16,773,735

See accompanying notes to the financial statements.

13

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
February 28, 2006

A summary of outstanding financial instruments at February 28, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
5/26/06	JPY	81,430,200	$711,472	$18,657
5/26/06	NOK	2,506,500	373,471	(3,606)
5/26/06	SEK	5,209,020	662,581	(16,818)
				$(1,767)
Sales
5/26/06	AUD	402,720	$298,498	$2,085
5/26/06	DKK	80,920	12,992	(8)
5/26/06	EUR	297,401	356,355	2,747
5/26/06	GBP	484,838	851,119	3,176
5/26/06	JPY	232,815	2,034	(29)
				$7,971

Notes to Schedule of Investments:

*  Non-income producing security.

As of February 28, 2006, 97.0% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

AUD - Australian Dollar

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

See accompanying notes to the financial statements.

14

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value (cost $15,220,883) (Note 2)	$16,770,608
Cash	5,719
Foreign currency, at value (cost $67,700) (Note 2)	67,852
Dividends and interest receivable	28,373
Unrealized appreciation on open forward currency contracts (Note 2)	26,665
Receivable for expenses reimbursed by Manager (Note 3)	19,459
Total assets	16,918,676
Liabilities:
Payable to affiliate for (Note 3):
Management fee	5,101
Shareholder service fee	1,913
Trustees and Chief Compliance Officer fees	47
Unrealized depreciation on open forward currency contracts (Note 2)	20,461
Accrued expenses	117,419
Total liabilities	144,941
Net assets	$16,773,735
Net assets consist of:
Net capital(1)	$15,217,528
Net unrealized appreciation	1,556,207
$16,773,735
Net assets attributable to:
Class III shares	$16,773,735
Shares outstanding:
Class III	462,581
Net asset value per share:
Class III	$36.26

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

15

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Statement of Operations — Period from September 16, 2005 through February 28, 2006

Investment Income:
Dividends (net of withholding taxes of $4,384)	$115,938
Interest	9,690
Total investment income	125,628
Expenses:
Management fee (Note 3)	28,266
Shareholder service fee – Class III (Note 3)	10,600
Custodian and fund accounting agent fees	74,580
Transfer agent fees	13,241
Audit and tax fees	24,748
Registration fees	1,138
Trustees fees and related expenses (Note 3)	3,802
Miscellaneous	376
Total expenses	156,751
Fees and expenses reimbursed by Manager (Note 3)	(117,883)
Net expenses	38,868
Net investment income (loss)	86,760
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	47,162
Foreign currency, forward contracts and foreign currency related transactions	4,895
Net realized gain (loss)	52,057
Change in net unrealized appreciation (depreciation) on:
Investments	1,549,725
Foreign currency, forward contracts and foreign currency related transactions	6,482
Net unrealized gain (loss)	1,556,207
Net realized and unrealized gain (loss)	1,608,264
Net increase (decrease) in net assets resulting from operations	$1,695,024

See accompanying notes to the financial statements.

16

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from September 16, 2005 through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$86,760
Net realized gain (loss)	52,057
Change in net unrealized appreciation (depreciation)	1,556,207
Net increase (decrease) in net assets from operations	1,695,024
Net share transactions (Note 7):
Class III	15,078,711
Increase (decrease) in net assets resulting from net share transactions	15,078,711
Total increase (decrease) in net assets	16,773,735
Net assets:
Beginning of period	—
End of period	$16,773,735

See accompanying notes to the financial statements.

17

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$32.60
Income (loss) from investment operations:
Net investment income (loss)†	0.19
Net realized and unrealized gain (loss)	3.47
Total from investment operations	3.66
Net asset value, end of period	$36.26
Total Return(a)	11.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$16,774
Net expenses to average daily net assets	0.55	%*
Net investment income to average daily net assets	1.23	%*
Portfolio turnover rate	22	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	1.67	%*

(a)  The total return would have been lower had certain expenses not been reimbursed during the period.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO International Disciplined Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in equity securities of non-U.S. issuers in the world's developed markets. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia and Far East).

On September 16, 2005, shareholders of the Fund holding 98.8% of the Fund's then outstanding shares requested redemption of their shares. On the same day, the Fund transferred assets and liabilities (representing on a net basis 98.8% of the Fund's net assets) to GMO International Core Equity Fund, a newly organized fund, with investment objectives similar to the Fund's, in consideration for newly issued shares of GMO International Core Equity Fund. The Fund then honored the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO International Core Equity Fund. The preceding events are hereafter referred to as (the "Redemption Transaction"). Because for tax and accounting purposes the GMO International Core Equity Fund is treated as a continuation of the Fund's prior operations, for accounting and tax purposes the Fund itself is deemed to have commenced operations on the date of the Redemption Transaction. On the date of the Redemption Transaction, the shareholders who opted not to redeem from the Fund were deemed to have contributed securities in-kind to the Fund with an accounting and tax basis equal to fair market value. Therefore, the Statement of Operations, Statement of Changes in Net Assets and Financial Highlights are shown for the period from September 16, 2005 through February 28, 2006.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining

19

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 28, 2006.

20

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of February 28, 2006, the Fund did not enter into any written option contracts.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

21

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of February 28, 2006, the Fund did not enter into any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

22

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended February 28, 2006, the Fund did not participate in securities lending.

Taxes

Prior to the close of business on September 16, 2005, the Fund qualified as a regulated investment company. Subsequent to the Redemption Transaction, all Fund tax attributes relating to the time periods prior to September 16, 2005 transferred to GMO International Core Equity Fund. After the close of business on September 16, 2005, the Fund elected to be treated as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal or state income taxes is reflected in the accompanying financial statements.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$15,247,939	$1,769,391	$(246,722)	$1,522,669

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

23

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least May 31, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.40% of the average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended February 28, 2006 was $657 and $90, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 2006 aggregated $4,329,757 and $3,367,363, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's

24

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related party

As of February 28, 2006, 99.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of February 28, 2006, 0.1% of the Fund's shares were held by GMO.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from September 16, 2005 through February 28, 2006
	Shares	Amount
Class III:
Shares issued for in-kind transaction	462,581	$15,078,711
Net increase (decrease)	462,581	$15,078,711

25

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO International Disciplined Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Disciplined Equity Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 16, 2005 to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, GMO International Core Equity Fund was the successor to the Fund for accounting purposes for all periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

26

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 16, 2005 through February 28, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.55%	$1,000.00	$1,112.30	$2.63
2) Hypothetical	0.55%	$1,000.00	$1,020.12	$2.51

*  Expenses are calculated using the Class's annualized net expense ratio for the period ended February 28, 2006, multiplied by the average account value over the period, multiplied by 165 days in the period, divided by 365 days in the year

27

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

28

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

29

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

30

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

31

GMO International Growth Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO International Growth Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Since September 16, 2005, the GMO International Growth Fund returned +8.2% for the fiscal period ended February 28, 2006, as compared to +11.7% for the MSCI EAFE Index and +10.5% for the S&P/Citigroup PMI EPAC Growth Style Index for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in international equity securities throughout the period.

Sector weightings had the largest negative impact against the growth index. During the period, an overweight position in energy and an underweight position in financial stocks hurt relative performance.

Country allocation was also negative. Our overweight to Canada and underweight to Japan were primarily responsible.

Among the portfolio holdings with the largest positive impact to relative returns during the period were Dutch banking and insurance company ING Groep, Japanese trading company Mitsubushi Corp., and French steel tube maker Vallourec. Holdings such as Italian oil company ENI and Japanese drug maker Takeda Pharmaceutical proved less successful.

The strong U.S. dollar relative to most foreign currencies detracted from returns for U.S. investors. The MSCI EAFE Index returned 3% less in U.S. dollar terms than in local currency in this period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Comparison of Change in Value of a $5,000,000 Investment in GMO International Growth Fund Class III Shares and the S&P/Citigroup PMI EPAC Growth Style Index As of February 28, 2006

$5,700,000
$5,600,000
$5,500,000
$5,400,000
$5,300,000
$5,200,000
$5,100,000
$5,000,000
$4,900,000
2005
2006
Average Annual Total Returns
Since Inception†
Class III
9/16/05
8.25%
$5,584,965
$5,523,655
$5,412,750
9/16/05
$5,000,000
GMO International Growth Fund
S&P/Citigroup PMI EPAC Growth Style Index
MSCI EAFE Index

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  See Note 1 to the financial statements.

GMO International Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.6%
Preferred Stocks	0.6
Forward Currency Contracts	0.0
Short-Term Investment(s)	0.6
Other	0.2
100.0%
Country Summary	% of Equity Investments
Japan	29.2%
United Kingdom	19.3
France	9.2
Australia	5.7
Switzerland	4.1
Italy	4.1
Netherlands	4.1
Germany	3.4
Spain	3.3
Canada	3.0
Finland	2.8
Sweden	2.3
Norway	1.9
Belgium	1.7
Hong Kong	1.5
Ireland	1.1
Denmark	1.1
Singapore	1.1
Austria	1.0
Greece	0.1
100.0%

1

GMO International Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
February 28, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	19.6%
Energy	19.0
Consumer Discretionary	14.6
Health Care	12.4
Industrials	10.4
Materials	7.0
Consumer Staples	6.1
Information Technology	5.2
Utilities	4.6
Telecommunication Services	1.1
100.0%

2

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 98.6%
	Australia — 5.6%
4,689	Amcor Ltd	25,746
4,396	Australia and New Zealand Banking Group Ltd	83,608
2,625	BHP Billiton Ltd	47,235
521	Cochlear Ltd	18,891
964	Commonwealth Bank of Australia	32,001
5,460	Foster's Group Ltd	21,979
3,663	Insurance Australia Group Ltd	14,589
3,012	James Hardies Industries NV	19,744
2,475	Macquarie Bank Ltd	117,068
3,442	National Australia Bank Ltd	93,422
244	Perpetual Trustees Australia Ltd	12,265
10,244	Promina Group Ltd	41,278
2,727	QBE Insurance Group Ltd	41,714
598	Rio Tinto Ltd	31,329
5,334	Santos Ltd	44,833
18,850	Telstra Corp Ltd	53,639
1,177	Westfarmers Ltd	31,834
2,483	Westpac Banking Corp	43,360
2,653	Woodside Petroleum Ltd	79,639
4,846	Woolworths Ltd	65,999
		920,173
	Austria — 1.0%
53	Mayr-Melnhof Karton AG (Bearer)	7,800
42	Oesterreichische Elektrizitaetswirtschafts AG Class A	19,534
1,787	OMV AG	110,828
1,026	Telekom Austria AG	23,468
		161,630
	Belgium — 1.7%
803	Belgacom SA	24,138
242	Colruyt SA	34,862

See accompanying notes to the financial statements.

3

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Belgium — continued
1,216	Fortis	43,315
276	KBC Groep NV	28,813
274	Solvay SA	30,315
1,324	UCB SA	62,713
308	Umicore	43,750
		267,906
	Canada — 2.9%
4,000	Canadian Natural Resources	218,540
300	Cognos Inc *	11,528
1,100	EnCana Corp	45,493
200	Methanex Corp	3,970
1,000	Nexen Inc	52,286
2,600	Petro-Canada	119,104
500	Talisman Energy Inc	26,270
		477,191
	Denmark — 1.1%
4	AP Moller-Maersk A/S Class B	36,662
321	Danske Bank A/S	43,112
1,500	H. Lundbeck A/S	30,888
800	Novo-Nordisk A/S	47,026
1,000	Vestas Wind Systems A/S *	20,951
		178,639
	Finland — 2.8%
2,200	Fortum Oyj	53,225
15,850	Nokia Oyj	294,936
3,600	Sampo Oyj Class A	72,154
800	Yit Yhtymae Oyj	40,590
		460,905
	France — 9.1%
578	BNP Paribas	53,492
300	Bouygues	15,758

See accompanying notes to the financial statements.

4

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	France — continued
634	Business Objects SA *	23,531
194	Christian Dior SA	17,982
519	Credit Agricole SA	18,957
275	L'Oreal SA	24,315
386	LVMH Moet Hennessy Louis Vuitton SA	35,064
294	Neopost SA	29,429
1,586	Peugeot SA	92,460
1,303	Renault SA	125,209
1,686	Sanofi-Aventis	143,521
503	Societe Generale	71,232
2,745	Total SA	690,364
110	Vallourec	86,063
679	Vinci SA	62,675
		1,490,052
	Germany — 2.7%
114	Allianz AG (Registered)	18,412
644	Altana AG	34,587
407	Continental AG	41,841
774	Deutsche Boerse AG	97,234
2,557	Deutsche Post AG (Registered)	66,534
116	K&S AG	8,698
298	Merck KGaA	29,842
850	Stada Arzneimittel AG	30,411
1,698	Volkswagen AG	118,914
		446,473
	Greece — 0.1%
820	Hellenic Telecommunications Organization SA *	17,446
	Hong Kong — 1.5%
4,000	Cheung Kong Holdings Ltd	41,929
15,000	CLP Holdings Ltd	85,760
4,000	Esprit Holdings Ltd	30,592

See accompanying notes to the financial statements.

5

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Hong Kong — continued
14,000	Giordano International Ltd	7,422
9,500	Hong Kong Electric Holdings Ltd	43,745
18,000	Li & Fung Ltd	36,252
		245,700
	Ireland — 1.1%
3,366	Anglo Irish Bank Corp	55,190
1,738	CRH Plc	57,009
936	DCC Plc	21,319
1,468	Kingspan Group Plc	21,207
1,364	Olivetti SPA	30,186
		184,911
	Italy — 4.1%
3,152	Banca Monte dei Paschi di Siena SPA	16,303
19,331	ENI SPA	552,637
1,250	ERG SPA	29,418
914	Finmeccanica SPA	20,000
341	Luxottica Group SPA	9,588
1,321	Sanpaolo IMI SPA	23,312
32,177	Seat Pagine Gialle *	15,796
		667,054
	Japan — 29.0%
380	Acom Co Ltd	23,292
2,500	Aeon Co Ltd	59,642
550	Aiful Corp	36,761
600	Aisin Seiki Co Ltd	21,293
1,900	Alps Electric Co Ltd	29,710
600	Astellas Pharma Inc	23,163
1,000	Bridgestone Corp	19,501
600	Canon Inc	37,462
2,000	Chiyoda Corp	48,221
2,900	Chubu Electric Power Co Inc	76,870

See accompanying notes to the financial statements.

6

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
2,000	Daifuku	36,925
738	Daiichi Sankyo Co Ltd *	15,238
8,000	Daikyo Inc *	42,110
800	Denso Corp	29,184
1,700	Eisai Co Ltd	78,620
400	FamilyMart Co Ltd	12,557
600	Fanuc Ltd	50,595
4,000	Fuji Heavy Industries Ltd	21,675
7,100	Honda Motor Co Ltd	414,713
2,700	Hoya Corp	107,120
1,000	Ibiden Co Ltd	46,859
5	Inpex Corp	47,931
600	Ito En Ltd	18,644
1,400	Japan Synthetic Rubber Co Ltd	41,230
3	Japan Tobacco Inc	51,541
700	JFE Holdings Inc	25,801
2,000	JGC Corp	42,485
200	Kansai Electric Power Co Inc	4,654
11,000	Kawasaki Heavy Industries Ltd	37,680
4,000	Kawasaki Kisen Kaisha Ltd	24,881
18,000	Kobe Steel Ltd	68,405
1,600	Leopalance21 Corp	57,550
10,000	Mazda Motor Corp	56,873
7,400	Mitsubishi Corp	171,688
2,000	Mitsubishi Electric Corp	15,926
17	Mitsubishi Tokyo Financial Group Inc	252,405
3,000	Mitsui & Co	41,044
4,000	Mitsui Chemicals Inc	32,038
6,000	Mitsui Engineer & Shipbuilding	18,760
4,000	Mitsui OSK Lines Ltd	29,166
4,000	Mitsui Sumitomo Insurance Co Ltd	52,754
11,000	Mitsui Trust Holding Inc	161,279
300	Nidec Corp	23,796
1,000	Nippon Electric Glass Co Ltd	24,073
8,000	Nippon Steel Corp	31,883

See accompanying notes to the financial statements.

7

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
3	Nippon Telegraph & Telephone Corp	12,954
6,000	Nippon Yusen Kabushiki Kaisha	39,031
3,000	Nissan Chemical Industries Ltd	49,365
14,000	Nissan Motor Co	160,716
400	Nissin Food Products Co Ltd	12,202
900	Nitto Denko Corp	77,234
11	NTT Data Corp	50,859
2,000	Olympus Optical Co Ltd	57,583
370	ORIX Corp	97,410
16,000	Osaka Gas Co Ltd	61,259
52	Resona Holdings Inc *	183,363
3,000	Ricoh Company Ltd	55,546
500	Sankyo Co Ltd Gunma	30,587
1,000	Secom Co	49,617
1,000	Sharp Corp	17,640
200	Shimamura Co	22,629
1,200	Shin-Etsu Chemical Co Ltd	63,892
1,000	Shiseido Co Ltd	17,638
300	SMC Corp	42,379
1,100	Softbank Corp.	33,637
4,000	Sumitomo Chemical Co Ltd	31,192
4,000	Sumitomo Corp	54,038
5,000	Sumitomo Heavy Industries Ltd	44,716
2,000	Takashimaya Co Ltd	28,973
4,400	Takeda Pharmaceutical Co Ltd	245,100
1,300	Terumo Corp	39,688
1,700	Tohoku Electric Power Co Inc	38,467
7,000	Tokyo Gas Co Ltd	31,871
3,000	Tokyu Land Corp	26,167
4,000	TonenGeneral Sekiyu KK	39,979
4,700	Toyota Motor Corp	250,545
5,000	Urban Corp	73,263
1,000	Yamada Denki Co Ltd	107,135
1,000	Yamato Transport Co Ltd	19,111
		4,729,784

See accompanying notes to the financial statements.

8

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Netherlands — 4.1%
4,780	ABN Amro Holdings NV	139,293
2,875	Aegon NV	47,410
710	DSM NV	29,528
895	Heineken NV	33,701
10,307	ING Groep NV	387,398
266	Sbm Offshore NV	26,200
		663,530
	Norway — 1.9%
4,600	DnB NOR ASA	55,812
648	Golden Ocean Group Ltd *	343
600	Norsk Hydro ASA	70,280
650	Orkla ASA	28,332
5,600	Statoil ASA	143,409
1,400	Telenor ASA	15,122
		313,298
	Singapore — 1.1%
16,000	Capitaland Ltd	41,217
6,000	Keppel Corp Ltd	51,564
15,000	Neptune Orient Lines Ltd	23,142
22,000	Sembcorp Industrie	42,102
11,000	Singapore Telecommunications	17,634
		175,659
	Spain — 3.3%
261	Acciona SA	36,385
1,669	ACS Actividades de Construccion y Servicios SA	62,243
854	Ebro Puleva SA	15,553
579	Fomento de Construcciones y Contratas SA	39,365
326	Grupo Ferrovial SA	24,406
4,015	Iberdrola SA	126,634
2,238	Inditex SA	80,336
1,013	Indra Sistemas SA	20,158
533	Metrovacesa SA	39,681

See accompanying notes to the financial statements.

9

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Spain — continued
985	NH Hoteles SA	15,904
973	Repsol YPF SA	27,197
1,076	Sacyr Vallehermoso SA	30,252
309	Union Fenosa SA	11,596
		529,710
	Sweden — 2.3%
800	Atlas Copco AB Class A	19,703
900	Capio AB *	15,564
2,100	Electrolux AB	58,081
600	Foreningssparbanken AB Class A	15,994
1,950	Hennes & Mauritz AB Class B	71,053
6,000	Nordea AB	67,822
300	Sandvik AB	16,150
1,600	Securitas AB	29,395
400	Skanska AB Class B	6,440
2,800	SKF AB Class B	40,658
700	Svenska Cellulosa-Series B Free	29,354
		370,214
	Switzerland — 4.1%
300	Alcon Inc	34,548
632	Credit Suisse Group	35,003
315	Lonza Group AG (Registered)	20,434
293	Nestle SA (Registered)	86,143
111	Nobel Biocare AG	24,784
2,618	Roche Holding AG (Non Voting)	386,801
64	Serono SA	45,411
477	Swiss Reinsurance Co (Registered)	33,979
		667,103
	United Kingdom — 19.1%
3,398	Anglo American Plc	126,585
8,677	ARM Holdings Plc	20,922
8,873	AstraZeneca Plc	409,780

See accompanying notes to the financial statements.

10

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	United Kingdom — continued
6,913	Barclays Plc	80,972
2,920	Barratt Developments Plc	52,898
6,820	BHP Billiton Plc	114,615
1,301	Boots Group Plc	16,178
24,138	BP Plc	267,016
1,967	British American Tobacco Plc	46,864
4,433	British Sky Broadcasting Plc	39,293
3,584	Cadbury Schweppes Plc	36,408
440	Cairn Energy Plc *	14,881
37,949	Centrica Plc	193,309
9,790	Cobham Group Plc	29,161
12,501	DSG International Plc	37,696
1,973	Enterprise Inns Plc	31,001
4,810	Gallaher Group Plc	74,533
8,188	GlaxoSmithKline Plc	207,967
3,997	HBOS Plc	74,437
1,324	HSBC Holdings Plc	22,658
7,508	Imperial Tobacco Group Plc	225,803
7,640	ITV Plc	14,531
4,054	Ladbrokes Group	26,169
1,747	Man Group Plc	70,769
2,431	Next Plc	70,313
7,186	Rentokil Initial Plc	19,790
2,538	Rio Tinto Plc	119,444
2,208	Royal Bank of Scotland Group	73,855
12,518	Royal Dutch Shell Group Class A	377,386
2,934	Royal Dutch Shell Plc B Shares	92,246
7,196	Sage Group Plc	34,974
636	South African Breweries Plc	12,641
5,008	Unilever Plc	51,527
3,245	Wimpey (George) Plc	31,461
		3,118,083
	TOTAL COMMON STOCKS (COST $14,941,506)	16,085,461

See accompanying notes to the financial statements.

11

GMO International Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 0.6%
	Germany — 0.6%
171	Fresenius Medical Care AG (Non Voting) 0.92%	27,440
1,329	Volkswagen AG 2.82%	68,483
		95,923
	TOTAL PREFERRED STOCKS (COST $79,958)	95,923
	SHORT-TERM INVESTMENT(S) — 0.6%
100,000	Dresdner Bank AG Time Deposit, 4.55%, due 03/01/06	100,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $100,000)	100,000
	TOTAL INVESTMENTS — 99.8% (Cost $15,121,464)	16,281,384
	Other Assets and Liabilities (net) — 0.2%	34,450
	TOTAL NET ASSETS — 100.0%	$16,315,834

See accompanying notes to the financial statements.

12

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
February 28, 2006

A summary of outstanding financial instruments at February 28, 2006 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
5/26/06	CHF	326,542	$251,091	$(3,600)
5/26/06	JPY	71,668,100	626,179	16,421
5/26/06	NOK	1,804,680	268,899	(2,597)
5/26/06	SEK	4,133,160	525,733	(13,344)
				$(3,120)
	Sales
5/26/06	AUD	684,091	$507,052	$3,541
5/26/06	CAD	132,432	116,800	(1,202)
5/26/06	DKK	1,057,400	169,765	1,274
5/26/06	GBP	219,507	385,338	1,438
5/26/06	HKD	1,947,057	251,312	233
				$5,284

Notes to Schedule of Investments:

*  Non-income producing security.

As of February 28, 2006, 95.7% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

AUD - Australian Dollar	HKD - Hong Kong Dollar

CAD - Canadian Dollar	JPY - Japanese Yen

CHF - Swiss Franc	NOK - Norwegian Krone

DKK - Danish Krone	SEK - Swedish Krona

GBP - British Pound

See accompanying notes to the financial statements.

13

GMO International Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value (cost $15,121,464) (Note 2)	$16,281,384
Cash	8,696
Foreign currency, at value (cost $110,778) (Note 2)	110,321
Dividends and interest receivable	26,900
Foreign taxes receivable	2,336
Unrealized appreciation on open forward currency contracts (Note 2)	22,907
Receivable for expenses reimbursed by Manager (Note 3)	39,630
Total assets	16,492,174
Liabilities:
Payable to affiliate for (Note 3):
Management fee	6,730
Shareholder service fee	1,870
Trustees and Chief Compliance Officer fees	47
Unrealized depreciation on open forward currency contracts (Note 2)	20,743
Accrued expenses	146,950
Total liabilities	176,340
Net assets	$16,315,834
Net assets consist of:
Net capital(1)	$15,154,113
Net unrealized appreciation	1,161,721
$16,315,834
Net assets attributable to:
Class III shares	$16,315,834
Shares outstanding:
Class III	524,991
Net asset value per share:
Class III	$31.08

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

14

GMO International Growth Fund

(A Series of GMO Trust)

Statement of Operations — Period from September 16, 2005 through February 28, 2006

Investment Income:
Dividends (net of withholding taxes of $5,988)	$112,017
Interest	6,630
Total investment income	118,647
Expenses:
Management fee (Note 3)	37,692
Shareholder service fee – Class III (Note 3)	10,470
Custodian and fund accounting agent fees	58,906
Transfer agent fees	12,656
Audit and tax fees	24,748
Trustees fees and related expenses (Note 3)	10,674
Registration fees	640
Miscellaneous	458
Total expenses	156,244
Fees and expenses reimbursed by Manager (Note 3)	(107,354)
Net expenses	48,890
Net investment income (loss)	69,757
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	10,089
Foreign currency, forward contracts and foreign currency related transactions	(297)
Net realized gain (loss)	9,792
Change in net unrealized appreciation (depreciation) on:
Investments	1,159,920
Foreign currency, forward contracts and foreign currency related transactions	1,801
Net unrealized gain (loss)	1,161,721
Net realized and unrealized gain (loss)	1,171,513
Net increase (decrease) in net assets resulting from operations	$1,241,270

See accompanying notes to the financial statements.

15

GMO International Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from September 16, 2005 through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$69,757
Net realized gain (loss)	9,792
Change in net unrealized appreciation (depreciation)	1,161,721
Net increase (decrease) in net assets from operations	1,241,270
Net share transactions (Note 7):
Class III	15,074,564
Total increase (decrease) in net assets	16,315,834
Net assets:
Beginning of period	—
End of period	$16,315,834

See accompanying notes to the financial statements.

16

GMO International Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from September 16, 2005 through February 28, 2006
Net asset value, beginning of period	$28.71
Income (loss) from investment operations:
Net investment income (loss)†	0.13
Net realized and unrealized gain (loss)	2.24
Total from investment operations	2.37
Net asset value, end of period	$31.08
Total Return(a)	8.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$16,316
Net expenses to average daily net assets	0.70	%*
Net investment income to average daily net assets	1.00	%*
Portfolio turnover rate	33	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	1.54	%*

(a)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO International Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO International Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund seeks a high total return through investing primarily in equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index.

On September 16, 2005, shareholders of the Fund holding 99.4% of the Fund's then outstanding shares requested redemption of their shares. On the same day, the Fund transferred assets and liabilities (representing on a net basis 99.4% of the Fund's net assets) to GMO International Growth Equity Fund, a newly organized fund, with investment objectives similar to the Fund's, in consideration for newly issued shares of GMO International Growth Equity Fund. The Fund then honored the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO International Growth Equity Fund. The preceding events are hereafter referred to as (the "Redemption Transaction"). Because for tax and accounting purposes the GMO International Growth Equity Fund is treated as a continuation of the Fund's prior operations, for accounting and tax purposes the Fund itself is deemed to have commenced operations on the date of the Redemption Transaction. On the date of the Redemption Transaction, the shareholders who opted not to redeem from the Fund were deemed to have contributed securities in-kind to the Fund with an accounting and tax basis equal to fair market value. Therefore, the Statement of Operations, Statement of Changes in Net Assets and Financial Highlights are shown for the period from September 16, 2005 through February 28, 2006.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining

18

GMO International Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 28, 2006.

19

GMO International Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 2006, the Fund did not enter into any futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of February 28, 2006, the Fund did not enter into any written option contracts.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

20

GMO International Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of February 28, 2006, the Fund did not enter into any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

21

GMO International Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended February 28, 2006, the Fund did not participate in securities lending.

Taxes

Prior to the close of business on September 16, 2005, the Fund qualified as a regulated investment company. Subsequent to the Redemption Transaction, all Fund tax attributes relating to the time periods prior to September 16, 2005 transferred to GMO International Growth Equity Fund. After the close of business on September 16, 2005, the Fund elected to be treated as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal or state income taxes is reflected in the accompanying financial statements.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$15,152,099	$1,432,518	$(303,233)	$1,129,285

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

22

GMO International Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least May 31, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended February 28, 2006 was $1,816 and $90, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 2006 aggregated $5,814,969 and $4,989,913, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's

23

GMO International Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related party

As of February 28, 2006, 89.9% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of February 28, 2006, 0.1% of the Fund's shares were held by GMO.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from September 16, 2005 through February 28, 2006
Class III:	Shares	Amount
Shares issued for in-kind transaction	524,991	$15,074,564
Net increase (decrease)	524,991	$15,074,564

24

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO International Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Growth Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 16, 2005 to February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, GMO International Growth Equity Fund was the successor to the Fund for accounting purposes for all periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

25

GMO International Growth Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 16, 2005 through February 28, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$1,082.50	$3.29
2) Hypothetical	0.70%	$1,000.00	$1,019.44	$3.20

*  Expenses are calculated using each Class's annualized net expense ratio for the period ended February 28, 2006, multiplied by the average account value over the period, multiplied by 165 days in the period, divided by 365 days in the year.

26

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

27

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

28

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

29

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

30

GMO International Core Equity Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO International Core Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO International Core Equity Fund returned +18.3% for the fiscal year ended February 28, 2006, as compared to +17.4% for the MSCI EAFE Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in international equity securities throughout the period.

Stock selection was the primary driver of outperformance. Portfolio holdings with the largest positive impact to relative returns were Canadian Natural Resources and several Japanese stocks. Mitsubishi Corp. (trading company), Sumitomo Metal Industries Ltd. (steel maker), and Komatsu (heavy equipment manufacturer), all had strong returns.

Sector weightings also had a positive impact relative to the benchmark. Our underweight position in telecommunications stocks proved highly successful.

Country allocation had a negative impact from not holding enough in Japan.

The strong U.S. dollar relative to most foreign currencies detracted from returns for U.S. investors. The MSCI EAFE Index returned 12% less in U.S. dollar terms than in local currency.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for different classes will vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  The Fund is the successor to the GMO International Disciplined Equity Fund, therefore, performance for the periods prior to September 16, 2005 is that of GMO International Disciplined Equity Fund.

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.2%
Preferred Stocks	0.7
Forward Currency Contracts	0.0
Short-Term Investment(s)	6.1
Other	(1.0)
100.0%
Country Summary	% of Equity Investments
Japan	27.7%
United Kingdom	23.4
France	8.7
Germany	8.5
Netherlands	6.5
Switzerland	5.7
Australia	3.3
Italy	3.2
Finland	3.1
Canada	2.6
Spain	1.4
Belgium	1.0
Sweden	1.0
Norway	0.8
Austria	0.8
Singapore	0.8
Hong Kong	0.7
Ireland	0.5
Denmark	0.2
Greece	0.1
100.0%

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
February 28, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	25.6%
Consumer Discretionary	14.1
Energy	11.9
Health Care	10.8
Industrials	9.9
Materials	9.4
Consumer Staples	7.1
Utilities	5.3
Information Technology	3.9
Telecommunication Services	2.0
100.0%

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 94.2%
	Australia — 3.1%
147	Aristocrat Leisure Ltd	1,307
344,721	Australia and New Zealand Banking Group Ltd	6,556,322
368,300	BHP Billiton Ltd	6,627,288
213,599	Commonwealth Bank of Australia	7,090,677
606,614	Foster's Group Ltd	2,441,858
390,095	Investa Property Group	581,058
114,360	Macquarie Bank Ltd	5,409,262
402,478	Mirvac Group Ltd	1,255,367
223,516	National Australia Bank Ltd	6,066,641
198,337	Rinker Group Ltd	2,605,667
93,091	Rio Tinto Ltd	4,877,064
401,619	Santos Ltd	3,375,648
1,805,403	Telstra Corp Ltd	5,137,377
168,961	Woodside Petroleum Ltd	5,071,924
376,700	Woolworths Ltd	5,130,365
		62,227,825
	Austria — 0.7%
19,929	Austrian Airlines *	199,300
9,951	Boehler Uddeholm (Bearer)	1,866,828
7,858	Flughafen Wien AG	633,758
8,031	Generali Holding Vienna AG (a)	382,798
3,088	Mayr-Melnhof Karton AG (Bearer)	454,441
1	Oesterreichische Elektrizitaetswirtschafts AG Class A	465
118,027	OMV AG	7,319,945
59,690	Telekom Austria AG	1,365,307
23,439	Voestalpine AG	2,731,825
		14,954,667
	Belgium — 1.0%
493	Bekaert NV	50,638
8,795	Colruyt SA (a)	1,267,004

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Belgium — continued
18,463	Delhaize Group	1,231,692
152,097	Dexia	3,777,495
278,790	Fortis	9,930,851
69,888	UCB SA	3,310,353
		19,568,033
	Canada — 2.4%
87,000	Canadian Imperial Bank of Commerce	6,120,507
250,300	Canadian Natural Resources	13,675,152
163,300	EnCana Corp	6,753,575
19,100	Magna International Inc Class A	1,424,370
54,900	National Bank of Canada	3,130,380
33,900	Nexen Inc	1,772,483
233,200	Petro - Canada	10,682,733
64,800	Royal Bank of Canada	5,414,588
		48,973,788
	Denmark — 0.2%
97	AP Moller - Maersk A/S Class A	873,516
373	AP Moller - Maersk A/S Class B	3,418,721
		4,292,237
	Finland — 2.9%
193,721	Fortum Oyj	4,686,706
63,100	Kesko Oyj Class B	1,983,065
107,400	Metso Oyj	3,957,583
63,350	Neste Oil Oyj * (a)	1,935,316
1,480,418	Nokia Oyj	27,547,567
117,200	Outokumpu Oyj (a)	2,126,631
124,752	Rautaruukki Oyj	4,204,062
334,649	Sampo Oyj Class A	6,707,295
1,980	Stora Enso Oyj (R Shares)	28,214
62,700	Wartsila Oyj Class B	2,284,862
58,600	Yit Yhtymae Oyj	2,973,228
		58,434,529

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	France — 8.3%
59,802	Alstom *	5,111,212
217,123	Arcelor	7,933,961
211,718	Axa	7,485,985
248,206	BNP Paribas	22,970,695
71,240	Business Objects SA *	2,644,078
82,237	Carrefour SA	4,082,401
50,963	Cie de Saint-Gobain	3,399,944
50,956	L'Oreal SA	4,505,382
61,425	LVMH Moet Hennessy Louis Vuitton SA	5,579,740
38,945	Michelin SA Class B	2,375,728
166,540	Peugeot SA	9,708,847
130,342	Renault SA	12,524,958
138,188	Sanofi-Aventis	11,763,286
51,647	Schneider Electric SA	5,277,439
50,954	Societe Generale	7,215,792
185,217	Total SA	46,581,847
6,450	Vallourec	5,046,436
23,678	Vinci SA	2,185,607
		166,393,338
	Germany — 7.5%
11,502	Adidas-Salomon AG	2,247,811
79,575	Allianz AG (Registered)	12,851,769
80,355	Altana AG	4,315,623
170,987	Bankgesellschaft Berlin AG *	990,815
108,215	Bayer AG	4,364,833
132,204	Bayerische Motoren Werke AG	6,355,645
185	Celesio AG	17,202
322,530	Commerzbank AG	11,784,711
248,255	DaimlerChrysler AG (Registered)	13,794,933
237,819	Depfa Bank Plc	3,965,286
61,558	Deutsche Bank AG (Registered)	6,810,270
68,710	Deutsche Boerse AG	8,631,689
52,518	Deutsche Post AG (Registered)	1,366,529

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Germany — continued
104,434	E. On AG	11,582,589
67,006	Hochtief AG	3,596,085
77,256	MAN AG	4,874,872
31,623	Merck KGaA	3,166,802
98,217	Muenchener Rueckversicherungs AG (Registered)	13,333,429
36,376	RWE AG	3,127,933
51,318	Salzgitter AG	3,487,134
62,325	Schering AG	4,470,229
96,774	Suedzucker AG	2,556,807
311,074	ThyssenKrupp AG	7,879,720
144,259	TUI AG (a)	2,849,132
160,389	Volkswagen AG (a)	11,232,315
		149,654,163
	Greece — 0.1%
48,935	National Bank of Greece SA	2,513,854
	Hong Kong — 0.7%
531,200	Cheung Kong Holdings Ltd	5,568,120
502,000	CLP Holdings Ltd	2,870,095
510,000	Hang Lung Group Co Ltd	1,123,152
664,000	Hong Kong Electric Holdings Ltd	3,057,521
295,000	Yue Yuen Industrial Holdings	910,854
		13,529,742
	Ireland — 0.4%
37,343	Allied Irish Banks Plc	892,095
77,494	Anglo Irish Bank Corp	1,270,612
168,840	CRH Plc	5,538,240
65,869	DCC Plc	1,500,297
		9,201,244

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Italy — 3.0%
478,956	Banca Intesa SPA - Di RISP	2,633,455
799,628	Banca Monte dei Paschi di Siena SPA (a)	4,135,998
681,371	Capitalia SPA	5,146,494
1,260,217	ENI SPA	36,027,219
74,018	ERG SPA	1,741,972
390,515	Fiat SPA * (a)	4,227,458
177,224	Mediobanca SPA	3,706,456
109,496	Sanpaolo IMI SPA	1,932,277
		59,551,329
	Japan — 26.3%
25,640	Acom Co Ltd	1,571,595
31,200	Advantest Corp	3,529,516
217,400	Aeon Co Ltd	5,186,483
59,200	Astellas Pharma Inc	2,285,433
44,000	Canon Sales Co Inc	940,865
130,000	Chiyoda Corp	3,134,340
315,200	Chubu Electric Power Co Inc	8,355,023
69,200	Chugoku Electric Power Co Inc	1,498,860
193,000	Cosmo Oil Co Ltd	981,254
397,000	Daido Steel Co Ltd	3,465,814
83,250	Daiei Inc * (a)	2,296,702
198,748	Daiichi Sankyo Co Ltd *	4,103,561
363,000	Daikyo Inc * (a)	1,910,747
24,400	Daito Trust Construction Co Ltd	1,142,612
368,000	Daiwa Securities Co Ltd	4,368,953
103,500	Eisai Co Ltd	4,786,601
58,800	Fanuc Ltd	4,958,309
786,000	Fuji Heavy Industries Ltd	4,259,084
257,000	Furukawa Electric Co Ltd *	2,005,503
1,318,000	Haseko Corp * (a)	4,592,465
470,400	Honda Motor Co Ltd	27,476,200
168,000	Hoya Corp	6,665,259
122,500	Ibiden Co Ltd	5,740,284

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
165	Inpex Corp	1,581,736
144,000	Isetan Co Ltd	2,605,802
887,000	Ishikawajima-Harima Heavy Industries Co Ltd *	2,689,782
843,000	Isuzu Motors Ltd (a)	2,902,829
1,035,000	Itochu Corp	8,602,422
440,000	Japan Steel Works Ltd	2,722,284
345	Japan Tobacco Inc	5,927,202
207,200	Kansai Electric Power Co Inc	4,821,507
134,000	Kao Corp	3,639,770
1,120,000	Kawasaki Heavy Industries Ltd (a)	3,836,547
264,000	Keisei Electric Railway Co (a)	1,697,915
335	Kenedix Inc	1,558,585
1,789,000	Kobe Steel Ltd	6,798,698
685,000	Komatsu Ltd	12,148,187
59,800	Konami Corp	1,474,384
171,800	Kyushu Electric Power Co Inc	4,144,113
101,300	Leopalance21 Corp	3,643,639
1,502,000	Marubeni Corp	7,449,432
144,700	Marui Co Ltd	2,741,348
309,000	Matsushita Electric Industrial Co Ltd	6,498,090
710,000	Mazda Motor Corp	4,037,960
744,100	Mitsubishi Corp	17,263,970
956,000	Mitsubishi Heavy Industries	4,490,103
703,000	Mitsubishi Materials Corp (a)	3,634,269
2,314,000	Mitsubishi Motors Corp * (a)	4,785,037
350,000	Mitsubishi Rayon Co Ltd	2,812,385
967	Mitsubishi Tokyo Financial Group Inc	14,357,388
626,000	Mitsui & Co	8,564,598
234,200	Mitsui Sumitomo Insurance Co Ltd	3,088,745
638,000	Mitsui Trust Holding Inc	9,354,189
1,502	Mizuho Financial Group Inc	11,972,769
79,000	NGK Spark Plug Co Ltd	1,790,980
75,000	Nikon Corp	1,275,475
19,900	Nintendo Co Ltd	2,934,806

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
241,000	Nippon Mining Holdings Inc	1,799,747
186,000	Nippon Shinpan Co Ltd	1,785,259
1,236,000	Nippon Steel Corp	4,925,856
1,608	Nippon Telegraph & Telephone Corp	6,943,214
407,000	Nippon Yusen Kabushiki Kaisha	2,647,624
97,000	Nissan Chemical Industries Ltd	1,596,136
1,617,200	Nissan Motor Co	18,565,031
80,400	Nisshin Seifun Group Inc	816,049
61,500	Nitto Denko Corp	5,277,653
10,000	Nomura Research Institute	1,142,030
219,900	Nomura Securities Co Ltd	4,196,379
886	NTT Data Corp	4,096,441
1,832	NTT Docomo Inc	2,710,551
41,700	Ono Pharmaceutical Co Ltd	1,865,094
37,600	ORIX Corp	9,898,976
1,373,000	Osaka Gas Co Ltd	5,256,747
22,400	Promise Co Ltd	1,351,761
3,288	Resona Holdings Inc *	11,594,175
197,000	Ricoh Company Ltd	3,647,524
62,500	Secom Co	3,101,053
385,000	Shimizu Corp	2,702,595
44,100	Shin-Etsu Chemical Co Ltd	2,348,013
27,500	Shinko Electric Industries	2,014,190
24,900	SMC Corp	3,517,429
148,900	Softbank Corp. (a)	4,553,222
283,600	Sojitz Corp * (a)	1,556,237
391,700	Sumitomo Corp	5,291,713
323,000	Sumitomo Light Metal Industry	812,887
3,569,000	Sumitomo Metal Industries Ltd	15,844,451
433	Sumitomo Mitsui Financial Group Inc	4,728,964
473,000	Taiheiyo Cement Co Ltd	2,035,274
108,000	Taisho Pharmaceutical Co Ltd	2,286,117
214,000	Takashimaya Co Ltd	3,100,089
599,700	Takeda Pharmaceutical Co Ltd	33,405,967

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
188,600	Tohoku Electric Power Co Inc	4,267,537
187,000	Tokuyama Corp (a)	2,789,937
114,100	Tokyo Electric Power Co Inc	3,080,053
61,700	Tokyo Electron Ltd	4,109,078
860,000	Tokyo Gas Co Ltd	3,915,592
261,000	Tokyu Land Corp	2,276,537
233,000	TonenGeneral Sekiyu KK (a)	2,328,777
565,700	Toyota Motor Corp	30,156,024
743,000	Ube Industries Ltd	2,192,377
190,000	Urban Corp	2,783,982
61,500	Yamada Denki Co Ltd	6,588,787
46,000	Yamaha Corp Ltd	790,418
145,000	Yaskawa Electric Corp * (a)	1,579,235
		527,375,191
	Netherlands — 6.2%
1,056,700	ABN Amro Holdings NV	30,793,047
863,646	Aegon NV	14,241,901
64,092	Akzo Nobel NV	3,253,667
161,023	Buhrmann NV	2,697,935
20,135	Corio NV	1,323,001
115,235	DSM NV	4,792,485
639,954	Hagemeyer NV * (a)	2,575,514
53,647	Heineken Holding NV	1,866,328
161,348	Heineken NV	6,075,441
1,114,970	ING Groep NV	41,907,217
637,133	Koninklijke Ahold NV *	5,200,248
188,438	Reed Elsevier NV	2,545,092
70,205	Unilever NV	4,873,475
12,380	Wereldhave NV	1,319,795
		123,465,146

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Norway — 0.8%
50,000	Norsk Hydro ASA	5,856,651
69,700	Orkla ASA	3,038,074
266,300	Statoil ASA	6,819,615
		15,714,340
	Singapore — 0.7%
1,253,000	Capitaland Ltd	3,227,836
624,000	DBS Group Holdings Ltd	6,276,152
345,000	Keppel Corp Ltd	2,964,959
478,000	MobileOne Ltd	647,753
919,000	Singapore Telecommunications	1,473,232
		14,589,932
	Spain — 1.4%
90,098	ACS Actividades de Construccion y Servicios SA	3,360,052
60,739	Endesa SA	2,033,861
20,270	Fomento de Construcciones y Contratas SA	1,378,121
372,342	Iberdrola SA	11,743,706
325,562	Repsol YPF SA	9,099,955
		27,615,695
	Sweden — 0.9%
153,200	Atlas Copco AB Class A	3,773,162
212,900	Electrolux AB	5,888,280
117,300	Hennes & Mauritz AB Class B	4,274,086
68,100	Svenska Cellulosa - Series B Free	2,855,750
163,850	Tele2 AB Class B (a)	1,768,441
		18,559,719
	Switzerland — 5.4%
801,393	ABB Ltd *	9,601,995
178,403	Credit Suisse Group	9,880,884
31,916	Logitech International SA *	1,285,687
66,259	Nestle SA (Registered)	19,480,388

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Switzerland — continued
4,491	Roche Holding AG (Bearer)	745,970
260,920	Roche Holding AG (Non Voting)	38,550,132
3,420	Serono SA	2,426,674
42,577	Swiss Reinsurance Co (Registered)	3,032,987
95,937	Zurich Financial Services AG *	22,654,923
		107,659,640
	United Kingdom — 22.2%
104,236	Alliance & Leicester Plc	1,954,033
298,072	Anglo American Plc	11,103,986
832,230	ARM Holdings Plc	2,006,661
815,535	AstraZeneca Plc	37,663,708
502,132	Aviva Plc	6,947,493
584,709	BAE Systems Plc	4,304,090
493,439	Barclays Plc	5,779,652
287,697	Barratt Developments Plc	5,211,867
401,645	BBA Group Plc	1,885,874
98,975	Berkeley Group Holdings Plc *	1,933,500
575,457	BG Group Plc	6,740,228
442,306	BHP Billiton Plc	7,433,254
311,465	Boots Group Plc	3,873,174
1,604,461	BP Plc	17,748,638
594,637	British American Tobacco Plc	14,167,264
3,080,744	BT Group Plc	11,111,567
96,808	Bunzl Plc	1,084,820
1,030,489	Cable & Wireless Plc	1,925,074
873,599	Cadbury Schweppes Plc	8,874,472
2,254,335	Centrica Plc	11,483,371
1,055,844	Cobham Group Plc	3,144,976
510,124	Compass Group Plc	1,941,824
1,726,223	DSG International Plc	5,205,379
263,762	Gallaher Group Plc	4,087,089
1,884,022	GlaxoSmithKline Plc	47,852,307
287,995	GUS Plc	5,299,760

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	United Kingdom — continued
396,506	Hanson Plc	4,840,480
1,075,871	HBOS Plc	20,036,058
181,378	IMI Plc	1,662,774
437,882	Imperial Chemical Industries Plc	2,582,468
465,647	Imperial Tobacco Group Plc	14,004,297
690,709	J Sainsbury Plc	3,878,244
1,096,144	Kingfisher Plc	4,384,246
519,585	Ladbrokes Group	3,353,967
791,715	Lloyds TSB Group Plc	7,690,882
105,401	Man Group Plc	4,269,690
279,874	Next Plc	8,094,895
354,428	Prudential Plc	3,749,672
214,154	Rank Group Plc	977,285
671,192	Rio Tinto Plc	31,587,740
393,494	Rolls-Royce Group Plc *	3,024,716
2,488,966	Royal & Sun Alliance Insurance Group	5,675,227
530,705	Royal Bank of Scotland Group	17,751,516
1,018,009	Royal Dutch Shell Group Class A	30,690,420
251,375	Royal Dutch Shell Plc B Shares	7,903,353
324,420	Scottish & Southern Energy Plc	6,534,176
597,562	Scottish Power Plc	6,112,587
229,855	Smith WH Plc	1,644,687
109,898	Tate & Lyle Plc	1,152,372
708,794	Taylor Woodrow Plc	5,165,893
323,390	Unilever Plc	3,327,311
139,297	United Utilities Plc	1,667,920
2,687,423	Vodafone Group Plc	5,149,112
491,304	Wimpey (George) Plc	4,763,321
89,114	Wolseley Plc	2,210,699
		444,650,069
	TOTAL COMMON STOCKS (COST $1,621,188,881)	1,888,924,481

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 0.7%
	Germany — 0.6%
19,250	Fresenius Medical Care AG (Non Voting) 0.92%	3,089,036
23,945	Henkel KGaA 1.46%	2,641,884
7,294	RWE AG 2.70%	574,283
97,872	Volkswagen AG 2.82%	5,043,328
		11,348,531
	Italy — 0.1%
748,410	Compagnia Assicuratrice Unipol 5.02%	1,959,583
	TOTAL PREFERRED STOCKS (COST $10,150,843)	13,308,114
	SHORT-TERM INVESTMENT(S) — 6.1%
62,148,045	The Boston Global Investment Trust (b)	62,148,045
53,000,000	Bank of Montreal Time Deposit, 4.64%, due 03/01/06	53,000,000
7,500,000	U.S. Treasury Bill, 4.64%, due 08/24/06 (c) (d)	7,335,090
	TOTAL SHORT-TERM INVESTMENT(S) (COST $122,482,312)	122,483,135
	TOTAL INVESTMENTS — 101.0% (Cost $1,753,822,036)	2,024,715,730
	Other Assets and Liabilities (net) — (1.0%)	(20,844,206)
	TOTAL NET ASSETS — 100.0%	$2,003,871,524

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

A summary of outstanding financial instruments at February 28, 2006 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
5/26/06	CAD	5,761,533	$5,081,473	$63,942
5/26/06	CHF	48,366,820	37,191,204	(9,760)
5/26/06	HKD	38,879,086	5,018,221	(4,657)
5/26/06	JPY	10,463,161,205	91,418,779	1,980,453
5/26/06	NOK	375,319,761	55,923,070	142,283
5/26/06	SEK	658,995,428	83,823,350	(667,633)
5/26/06	SGD	1,843,809	1,139,919	8,161
				$1,512,789
Sales
5/26/06	AUD	59,708,677	$44,256,370	$(324,559)
5/26/06	CAD	8,271,792	7,295,434	(75,059)
5/26/06	DKK	29,416,640	4,722,827	2,133
5/26/06	EUR	31,484,697	37,725,961	(38,509)
5/26/06	GBP	63,278,237	111,083,100	(991,027)
5/26/06	HKD	16,533,014	2,133,958	136
				$(1,426,885)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
269	DAX	March 2006	$46,529,930	$3,460,923
285	MSCI	March 2006	10,353,098	167,051
86	S&P/MIB	March 2006	19,331,797	1,226,467
99	TOPIX	March 2006	14,180,121	269,405
				$5,123,846

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
13	FTSE 100	March 2006	$1,310,447	$4,049
334	S&P Toronto 60	March 2006	40,171,874	(1,400,894)
				$(1,396,845)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

(c)  Rate shown represents yield -to-maturity.

(d)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

As of February 28, 2006, 92.1% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

AUD - Australian Dollar	HKD - Hong Kong Dollar

CAD - Canadian Dollar	JPY - Japanese Yen

CHF - Swiss Franc	NOK - Norwegian Krone

DKK - Danish Krone	SEK - Swedish Krona

EUR - Euro	SGD - Singapore Dollar

GBP - British Pound

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value, including securities on loan of $58,080,148 (cost $1,753,822,036) (Note 2)	$2,024,715,730
Cash	4,553,118
Foreign currency, at value (cost $2,113,573) (Note 2)	2,124,650
Receivable for Fund shares sold	32,631,245
Dividends and interest receivable	3,691,935
Foreign taxes receivable	201,646
Unrealized appreciation on open forward currency and cross currency contracts (Note 2)	2,197,108
Receivable for expenses reimbursed by Manager (Note 3)	359,072
Total assets	2,070,474,504
Liabilities:
Collateral on securities loaned (Note 2)	62,148,045
Payable for Fund shares repurchased	8,875
Payable to affiliate for (Note 3):
Management fee	571,557
Shareholder service fee	172,614
Trustees and Chief Compliance Officer fees	6,787
Unrealized depreciation on open forward currency and cross currency contracts (Note 2)	2,111,204
Payable for variation margin on open futures contracts (Note 2)	1,021,899
Accrued expenses	561,999
Total liabilities	66,602,980
Net assets	$2,003,871,524
Net assets consist of:
Paid-in capital	$1,686,795,897
Accumulated undistributed net investment income	2,980,541
Accumulated net realized gain	39,360,962
Net unrealized appreciation	274,734,124
$2,003,871,524
Net assets attributable to:
Class III shares	$820,336,411
Class IV shares	$1,183,535,113
Shares outstanding:
Class III	23,286,890
Class IV	33,612,894
Net asset value per share:
Class III	$35.23
Class IV	$35.21

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Year Ended February 28, 2006

Investment Income:
Dividends (net of withholding taxes of $2,217,323)	$27,564,572
Interest (including securities lending income of $1,242,906)	4,192,372
Total investment income	31,756,944
Expenses:
Management fee (Note 3)	4,668,166
Shareholder service fee – Class III (Note 3)	922,877
Shareholder service fee – Class IV (Note 3)	529,965
Custodian and fund accounting agent fees	817,916
Transfer agent fees	43,704
Audit and tax fees	76,563
Legal fees	37,013
Trustees fees and related expenses (Note 3)	51,076
Registration fees	271,874
Miscellaneous	44,812
Total expenses	7,463,966
Fees and expenses reimbursed by Manager (Note 3)	(1,300,556)
Net expenses	6,163,410
Net investment income (loss)	25,593,534
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $79,798) (Note 2)	58,565,436
Closed futures contracts	15,913,695
Foreign currency, forward contracts and foreign currency related transactions	(11,993,578)
Net realized gain (loss)	62,485,553
Change in net unrealized appreciation (depreciation) on:
Investments	181,254,337
Open futures contracts	3,515,070
Foreign currency, forward contracts and foreign currency related transactions	(321,044)
Net unrealized gain (loss)	184,448,363
Net realized and unrealized gain (loss)	246,933,916
Net increase (decrease) in net assets resulting from operations	$272,527,450

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Year Ended February 28, 2006	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$25,593,534	$8,066,871
Net realized gain (loss)	62,485,553	15,582,203
Change in net unrealized appreciation (depreciation)	184,448,363	58,761,233
Net increase (decrease) in net assets from operations	272,527,450	82,410,307
Distributions to shareholders from:
Net investment income
Class III	(3,605,459)	(5,052,399)
Class IV	(5,874,542)	(4,340,736)
Total distributions from net investment income	(9,480,001)	(9,393,135)
Net realized gains
Class III	(19,637,551)	(4,618,141)
Class IV	(23,339,375)	(3,838,931)
Total distributions from net realized gains	(42,976,926)	(8,457,072)
	(52,456,927)	(17,850,207)
Net share transactions (Note 7):
Class III	395,557,147	81,695,105
Class IV	811,200,322	205,320,826
Increase (decrease) in net assets resulting from net share transactions	1,206,757,469	287,015,931
Total increase (decrease) in net assets	1,426,827,992	351,576,031
Net assets:
Beginning of period	577,043,532	225,467,501
End of period (including accumulated undistributed net investment income of $2,980,541 and distributions in excess of net investment income of $1,445,215, respectively)	$2,003,871,524	$577,043,532

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003	2002(a)
Net asset value, beginning of period	$30.81	$26.75	$18.04	$20.40	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.72	0.55	0.40	0.37	0.02
Net realized and unrealized gain (loss)	4.79	4.54	8.81	(2.03)	0.38
Total from investment operations	5.51	5.09	9.21	(1.66)	0.40
Less distributions to shareholders:
From net investment income	(0.16)	(0.54)	(0.50)	(0.70)	—
From net realized gains	(0.93)	(0.49)	—	—	—
Total distributions	(1.09)	(1.03)	(0.50)	(0.70)	—
Net asset value, end of period	$35.23	$30.81	$26.75	$18.04	$20.40
Total Return(b)	18.26%	19.20%	51.46%	(8.28)%	2.00	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$820,336	$321,463	$201,333	$68,047	$47,081
Net expenses to average daily net assets	0.54%	0.55%	0.55%	0.55%	0.55	%*
Net investment income to average daily net assets	2.26%	1.98%	1.77%	1.82%	1.56	%*
Portfolio turnover rate	43%	45%	43%	64%	—	(c)
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10%	0.14%	0.27%	0.39%	1.89	%*

(a)  Period from January 29, 2002 (commencment of operations) through February 28, 2002.

(b)  Total return would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Portfolio turnover rate was less than 1%.

*  Annualized.

**  Not annualized.

†  Calculated using average shares outstanding throughout period.

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004(a)
Net asset value, beginning of period	$30.80	$26.75	$21.08
Income (loss) from investment operations:
Net investment income (loss)†	0.65	0.56	0.16
Net realized and unrealized gain (loss)	4.87	4.54	6.03
Total from investment operations	5.52	5.10	6.19
Less distributions to shareholders:
From net investment income	(0.18)	(0.56)	(0.52)
From net realized gains	(0.93)	(0.49)	—
Total distributions	(1.11)	(1.05)	(0.52)
Net asset value, end of period	$35.21	$30.80	$26.75
Total Return(b)	18.31%	19.24%	29.71	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,183,535	$255,580	$24,134
Net expenses to average daily net assets	0.48%	0.49%	0.49	%*
Net investment income to average daily net assets	1.98%	2.01%	0.99	%*
Portfolio turnover rate	43%	45%	43	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11%	0.14%	0.26	%*

(a)  Period from June 30, 2003 (commencment of operations) through February 29, 2004.

(b)  Total return would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Portfolio turnover rate was less than 1%.

†  Calculated using average shares outstanding throughout period.

††  Calculation represents portfolio turnover of the Fund for year ended February 29, 2004.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO International Core Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO International Disciplined Equity Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005 ("Purchase Date"). For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Statement of Operations is shown for the entire fiscal year ending February 28, 2006, the Statements of Changes in Net Assets are shown for the entire fiscal years ending February 28, 2006 and 2005, and the Financial Highlights are shown for each of the fiscal years ending February 28/29, 2006, 2005, 2004, 2003 and 2002.

The Fund seeks high total return through investment in equity securities of non-U.S. issuers in the world's developed markets. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia and Far East).

Throughout the year ended February 28, 2006, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Fund's prospectus.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 28, 2006.

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts entered into by the Fund as of February 28, 2006.

Options

The Fund may write call and put options on futures, securities or currencies. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of February 28, 2006, the Fund did not enter into any written option contracts.

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of February 28, 2006, the Fund did not enter into any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of February 28, 2006, the Fund had loaned securities having a market value of $58,080,148, collateralized by cash in the amount of $62,148,045, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. During the years ended February 28, 2006 and February 28, 2005, the tax character of distributions paid was as follows: ordinary income – $28,232,806 and $9,393,135, respectively and long-term capital gains – $24,224,121 and $8,457,072, respectively.

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of $31,890,252 and $14,711,038 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to passive foreign investment company transactions and losses on wash sale transactions.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,758,000,229	$281,159,608	$(14,444,107)	$266,715,501

The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 2006. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to losses on foreign currency transactions and passive foreign investment company transactions. Net gains resulting from in-kind transactions were $12,343. The financial highlights exclude these adjustments.

Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
$(11,687,777)	$11,675,434	$12,343

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

Effective September 16, 2005, GMO earns a management fee paid monthly at the annual rate of 0.38% of the Fund's average daily net assets. Prior to September 16, 2005, GMO earned a management fee paid monthly at the annual rate of 0.40% of the Predecessor Fund's average daily net assets (See Note 1). The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.09% for Class IV shares.

Effective September 16, 2005, GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.38% of average daily net assets. Prior to September 16, 2005, the rate was 0.40% of the Predecessor Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the year ended February 28, 2006 was $25,354 and $11,201, respectively. No remuneration was paid to any other officer of the Trust.

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $1,596,894,735 and $488,653,978, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of February 28, 2006, 22.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities these shareholders may have a material effect on the Fund.

As of February 28, 2006, 0.3% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts, and 25.3% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	14,144,079	$438,166,388	3,013,455	$84,174,462
Shares issued to shareholders in reinvestment of distributions	610,012	19,747,732	263,849	7,820,960
Shares repurchased	(1,436,989)	(47,278,262)	(370,786)	(10,300,317)
Redemption in-kind	(462,581)	(15,078,711)	—	—
Net increase (decrease)	12,854,521	$395,557,147	2,906,518	$81,695,105

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class IV:	Shares	Amount	Shares	Amount
Shares sold	24,636,218	$788,940,573	7,360,493	$203,977,638
Shares issued to shareholders in reinvestment of distributions	854,891	28,092,886	186,456	5,542,188
Shares repurchased	(175,618)	(5,833,137)	(151,872)	(4,199,000)
Net increase (decrease)	25,315,491	$811,200,322	7,395,077	$205,320,826

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO International Core Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Core Equity Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Fund is the successor to GMO International Disciplined Equity Fund and includes the operations of GMO International Disciplined Equity Fund for periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six months ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.53%	$1,000.00	$1,133.30	$2.80
2) Hypothetical	0.53%	$1,000.00	$1,022.17	$2.66
Class IV
1) Actual	0.48%	$1,000.00	$1,133.40	$2.54
2) Hypothetical	0.48%	$1,000.00	$1,022.41	$2.41

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended February 28, 2006, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

GMO International Core Equity Fund

(A Series of GMO Trust)

Tax Information (Unaudited) for the Tax Year Ended February 28, 2006

During the year ended February 28, 2006, the Fund paid foreign taxes of $2,217,323 and recognized foreign source income of $29,763,103.

The Fund's distributions to shareholders include $24,224,121 from long-term capital gains.

For taxable, non-corporate shareholders, 71.19% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 represents qualified dividend income subject to the 15% rate category.

The Fund hereby designates as qualified interest income and qualified short-term capital gains with respect to its taxable year ended February 28, 2006, $603,504 and $14,142,599, respectively, or if determined to be different, the qualified interest income and qualified short-term gains of such year.

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
February 28, 2006 (Unaudited)

In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an "interested person" of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees met on June 28, 2005 to discuss the materials provided by the Manager for purposes of considering the Manager's proposal to establish the Fund, as well as seven other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The investment management agreement for each fund was considered separately; however, the Trustees noted the common interests of the funds. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to their approval of the Fund's investment management agreement. Matters considered by the Trustees included the following:

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the performance of an existing fund of the Trust with a comparable investment program (the "Predecessor Fund").1 The Trustees noted the generally positive performance of the Predecessor Fund over various time periods. The Trustees also considered the competence of the personnel responsible for managing the Predecessor Fund, the support those personnel received from the Manager, the investment techniques used to manage the Predecessor Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered that the Fund's advisory fee and projected expense ratio were lower than the advisory fee and expense ratio of the Predecessor Fund. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very favorably to those of most other comparable funds included in the Lipper data. The Fund's advisory fee ranked in the first quintile in its Lipper-determined expense group. In addition, the Fund's total expense ratio for its Class III Shares ranked in the first quintile in its Lipper-determined expense group. In evaluating the Fund's advisory fee, the

1  For tax, accounting and performance reporting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations.

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees had, however, considered the Manager's profitability with respect to the Predecessor Fund in approving the continuance of the management contract for the Predecessor Fund, and they noted the management fee payable by the Fund would be lower than that paid by the Predecessor Fund. The Trustees did, moreover, consider both the actual dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements, and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the funds of the Trust would be advised and distributed by an organization with strong retail sales capabilities. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses and the reputation of the Fund's other service providers.

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the end of the meeting of the Trustees on June 28, 2005, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO International Growth Equity Fund

(A Series of GMO Trust)

Annual Report

February 28, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO International Growth Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

The GMO International Growth Equity Fund returned +15.5% for the fiscal year ended February 28, 2006, as compared to +17.4% for the MSCI EAFE Index and +17.1% for the S&P/Citigroup PMI EPAC Growth Style Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in international equity securities throughout the period.

Individual securities had a positive impact net of sector or country allocations. Holdings that helped boost returns included resource oriented companies Canadian Natural Resources, Mitsubishi Corporation, Austrian oil company OMV, and Petro-Canada. Less successful holdings included Toyota Motor Corp and AstraZeneca, and the portfolio also suffered on a relative basis from underweights in Roche, Samsung, and Japanese internet giant Softbank.

Country allocation detracted from relative returns. This was largely due to an underweight position in the Japanese market. An underweight position in Switzerland also hurt returns, while the portfolio benefited from an underweight in the U.K. Countries where the portfolio was overweight included Australia and Canada. The strong U.S. dollar relative to most foreign currencies detracted from returns for U.S. investors. The MSCI EAFE Index returned 12% less in U.S. dollar terms than in local currency.

Industry sector weighting was a net negative, with energy stocks and financials accounting for much of the damage. An underweight in the weaker telecommunications sector helped boost returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. They are not meant as investment advice.

Comparison of Change in Value of a $5,000,000 Investment in GMO International Growth Equity Fund Class III Shares and the S&P/Citigroup PMI EPAC Growth Style Index As of February 28, 2006

$9,000,000
$8,500,000
$8,000,000
$7,500,000
$7,000,000
$6,500,000
$6,000,000
$5,500,000
$5,000,000
$4,500,000
$4,000,000
$3,500,000
2001
2002
2003
2004
2005
2006
Average Annual Total Returns†
1 Year
Since Inception
11/30/01
Class III
15.54%
13.28%
11/30/01
$5,000,000
$8,494,275
$8,471,765
$7,836,575
GMO International Growth Equity Fund
S&P/Citigroup PMI EPAC Growth Style Index
MSCI EAFE Index

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of Fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.gmo.com.

†  The Fund is the successor to the GMO International Growth Fund, therefore, performance for the periods prior to September 16, 2005 is that of
GMO International Growth Fund.

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
February 28, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.1%
Preferred Stocks	0.4
Forward Currency Contracts	0.0
Short-Term Investment(s)	7.2
Other	(1.7)
100.0%
Country Summary	% of Equity Investments
Japan	28.6%
United Kingdom	19.5
France	8.6
Canada	5.9
Australia	4.5
Switzerland	4.5
Italy	4.2
Netherlands	4.2
Germany	3.2
Finland	3.1
Spain	2.8
Norway	2.0
Belgium	1.7
Sweden	1.6
Hong Kong	1.2
Denmark	1.2
Ireland	1.2
Austria	0.9
Singapore	0.9
Greece	0.2
100.0%

1

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
February 28, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Energy	20.8%
Financials	18.2
Consumer Discretionary	14.2
Health Care	12.3
Industrials	10.8
Materials	7.7
Consumer Staples	5.8
Information Technology	5.0
Utilities	4.7
Telecommunication Services	0.5
100.0%

2

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	COMMON STOCKS — 94.1%
	Australia — 4.3%
779,120	Amcor Ltd	4,277,982
479,140	Australia and New Zealand Banking Group Ltd	9,112,865
443,517	BHP Billiton Ltd	7,980,762
907,140	Foster's Group Ltd	3,651,592
914,082	James Hardies Industries NV	5,991,955
418,004	Macquarie Bank Ltd	19,771,712
429,716	National Australia Bank Ltd	11,663,294
1,702,007	Promina Group Ltd	6,858,192
453,052	QBE Insurance Group Ltd	6,930,195
99,292	Rio Tinto Ltd	5,201,936
886,206	Santos Ltd	7,448,650
2,315,512	Telstra Corp Ltd	6,588,921
142,821	Westfarmers Ltd	3,862,802
382,093	Westpac Banking Corp	6,672,464
440,810	Woodside Petroleum Ltd	13,232,371
731,996	Woolworths Ltd	9,969,223
858,263	Zinifex Ltd	4,877,845
		134,092,761
	Austria — 0.9%
10,180	Oesterreichische Elektrizitaetswirtschafts AG Class A	4,734,750
296,841	OMV AG	18,409,853
170,473	Telekom Austria AG	3,899,280
		27,043,883
	Belgium — 1.6%
158,932	AGFA-Gevaert NV	3,162,021
40,143	Colruyt SA (a)	5,782,983
359,333	Fortis	12,799,894
45,480	KBC Groep NV	4,747,952
45,445	Solvay SA	5,027,921
219,963	UCB SA	10,418,887
51,120	Umicore	7,261,415
		49,201,073

See accompanying notes to the financial statements.

3

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Canada — 5.5%
68,200	Canadian Imperial Bank of Commerce	4,797,915
173,600	Canadian National Railway Co	8,126,640
880,300	Canadian Natural Resources	48,095,233
207,800	Canadian Pacific Railway Ltd	10,641,876
112,000	Enbridge Inc	3,528,180
297,700	EnCana Corp	12,311,936
103,300	Husky Energy Inc	6,322,802
77,000	Imperial Oil Ltd	7,425,932
287,000	Nexen Inc	15,005,975
634,620	Petro - Canada	29,071,510
130,500	Royal Bank of Canada	10,904,378
127,800	Talisman Energy Inc	6,714,715
155,900	Teck Corp Class B	9,746,751
		172,693,843
	Denmark — 1.1%
193	AP Moller - Maersk A/S Class A	1,738,027
715	AP Moller - Maersk A/S Class B	6,553,313
51,930	Danske Bank A/S	6,974,458
244,800	H. Lundbeck A/S (a)	5,040,872
107,150	Novo-Nordisk A/S	6,298,573
371,800	Vestas Wind Systems A/S * (a)	7,789,600
		34,394,843
	Finland — 2.9%
364,000	Fortum Oyj	8,806,279
184,200	Metso Oyj	6,787,586
2,971,300	Nokia Oyj	55,289,849
591,300	Sampo Oyj Class A	11,851,294
166,700	Yit Yhtymae Oyj	8,457,972
		91,192,980

See accompanying notes to the financial statements.

4

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	France — 8.1%
89,371	BNP Paribas	8,271,009
105,258	Business Objects SA *	3,906,659
166,233	European Aero Defense	6,094,071
78,677	LVMH Moet Hennessy Louis Vuitton SA	7,146,882
48,893	Neopost SA	4,894,180
263,596	Peugeot SA	15,366,958
290,178	Renault SA	27,884,085
309,145	Sanofi-Aventis	26,316,042
86,531	Societe Generale	12,253,988
504,522	Total SA	126,886,661
18,758	Vallourec	14,676,130
		253,696,665
	Germany — 2.6%
117,448	Altana AG	6,307,776
67,706	Continental AG	6,960,453
167,649	Deutsche Boerse AG	21,060,894
448,115	Deutsche Post AG (Registered)	11,660,044
49,499	Merck KGaA	4,956,947
86,182	Salzgitter AG	5,856,195
141,198	Stada Arzneimittel AG	5,051,684
269,368	Volkswagen AG (a)	18,864,300
		80,718,293
	Greece — 0.2%
268,790	Hellenic Telecommunications Organization SA *	5,718,521
	Hong Kong — 1.2%
684,000	Cheung Kong Holdings Ltd	7,169,793
1,943,000	CLP Holdings Ltd	11,108,754
563,500	Esprit Holdings Ltd	4,309,588
1,618,000	Hong Kong Electric Holdings Ltd	7,450,404
2,876,000	Li & Fung Ltd	5,792,334
		35,830,873

See accompanying notes to the financial statements.

5

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Ireland — 1.1%
744,808	Anglo Irish Bank Corp	12,212,068
406,942	CRH Plc	13,348,391
155,571	DCC Plc	3,543,437
226,548	Olivetti SPA	5,013,567
		34,117,463
	Italy — 4.0%
3,920,675	ENI SPA	112,084,679
116,302	ERG SPA	2,737,102
268,573	Finmeccanica SPA	5,876,837
219,569	Sanpaolo IMI SPA	3,874,737
		124,573,355
	Japan — 27.1%
63,960	Acom Co Ltd	3,920,405
739,100	Aeon Co Ltd	17,632,611
88,675	Aiful Corp	5,926,815
135,900	Aisin Seiki Co Ltd	4,822,941
252,000	Alps Electric Co Ltd	3,940,424
206,000	Bridgestone Corp	4,017,197
128,000	Canon Inc	7,991,815
393,000	Chiyoda Corp	9,475,351
380,600	Chubu Electric Power Co Inc	10,088,585
956,000	Daikyo Inc * (a)	5,032,159
141,700	Denso Corp	5,169,273
308,500	Eisai Co Ltd	14,267,308
97,200	Fanuc Ltd	8,196,388
657,000	Fuji Heavy Industries Ltd	3,560,074
1,257,000	Honda Motor Co Ltd	73,421,734
367,300	Hoya Corp	14,572,318
208,000	Ibiden Co Ltd	9,746,768
673	Inpex Corp	6,451,564
941,000	Japan Steel Works Ltd (a)	5,821,975
235,600	Japan Synthetic Rubber Co Ltd	6,938,374

See accompanying notes to the financial statements.

6

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
462	Japan Tobacco Inc	7,937,296
126,300	JFE Holdings Inc	4,655,285
299,000	JGC Corp	6,351,489
157,000	Kansai Electric Power Co Inc	3,653,362
2,670,000	Kawasaki Heavy Industries Ltd (a)	9,146,054
616,000	Kawasaki Kisen Kaisha Ltd (a)	3,831,644
1,354,000	Kobe Steel Ltd	5,145,577
463,000	Komatsu Ltd	8,211,110
74,000	Kyushu Electric Power Co Inc	1,785,008
213,100	Leopalance21 Corp	7,664,950
2,564,000	Mazda Motor Corp (a)	14,582,153
1,324,200	Mitsubishi Corp	30,722,953
428,000	Mitsubishi Estate Co Ltd	9,026,006
3,198	Mitsubishi Tokyo Financial Group Inc	47,481,827
626,000	Mitsui & Co	8,564,598
1,177,000	Mitsui Chemicals Inc	9,427,050
705,000	Mitsui OSK Lines Ltd	5,140,478
656,000	Mitsui Sumitomo Insurance Co Ltd	8,651,652
1,944,000	Mitsui Trust Holding Inc	28,502,421
232,000	NGK Spark Plug Co Ltd	5,259,586
57,800	Nidec Corp	4,584,686
56,100	Nintendo Co Ltd	8,273,498
175,000	Nippon Electric Glass Co Ltd	4,212,746
1,340,000	Nippon Steel Corp	5,340,330
1,037,000	Nippon Yusen Kabushiki Kaisha	6,745,912
451,000	Nissan Chemical Industries Ltd	7,421,212
2,999,800	Nissan Motor Co	34,436,916
155,900	Nitto Denko Corp	13,378,636
1,796	NTT Data Corp	8,303,847
339,000	Olympus Optical Co Ltd	9,760,343
77,400	Ono Pharmaceutical Co Ltd	3,461,828
42,600	ORIX Corp	11,215,329
2,871,000	Osaka Gas Co Ltd	10,992,077
8,051	Resona Holdings Inc *	28,389,509

See accompanying notes to the financial statements.

7

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Japan — continued
358,000	Ricoh Company Ltd	6,628,495
85,600	Sankyo Co Ltd Gunma	5,236,524
200,000	Secom Co	9,923,371
232,000	Sharp Corp	4,092,582
36,400	Shimamura Co	4,118,446
206,700	Shin-Etsu Chemical Co Ltd	11,005,314
65,700	SMC Corp	9,280,926
683,000	Sumitomo Chemical Co Ltd	5,325,971
846,000	Sumitomo Corp	11,429,128
906,000	Sumitomo Heavy Industries Ltd	8,102,538
428,000	Takashimaya Co Ltd	6,200,178
818,200	Takeda Pharmaceutical Co Ltd	45,577,392
223,500	Terumo Corp	6,823,365
432,100	Tohoku Electric Power Co Inc	9,777,322
1,166,000	Tokyo Gas Co Ltd	5,308,814
722,000	Tokyu Land Corp	6,297,547
855,000	TonenGeneral Sekiyu KK (a)	8,545,513
975,400	Toyota Motor Corp	51,996,086
635,000	Urban Corp	9,304,360
155,900	Yamada Denki Co Ltd	16,702,308
		844,927,627
	Netherlands — 4.0%
794,267	ABN Amro Holdings NV	23,145,548
477,655	Aegon NV	7,876,740
118,018	DSM NV	4,908,226
176,934	Heineken NV	6,662,320
1,790,883	ING Groep NV	67,312,056
726,728	Koninklijke Ahold NV *	5,931,518
44,131	Sbm Offshore NV	4,346,814
52,814	Unilever NV	3,666,230
		123,849,452

See accompanying notes to the financial statements.

8

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Norway — 1.9%
556,565	Det Norske Oljeselska ASA	3,706,109
753,260	DnB NOR ASA	9,139,418
85,850	Frontline Ltd (a)	3,303,342
101,900	Norsk Hydro ASA	11,935,854
114,450	Orkla ASA	4,988,631
923,800	Statoil ASA	23,657,382
198,400	Yara International ASA	3,012,042
		59,742,778
	Singapore — 0.8%
2,651,000	Capitaland Ltd	6,829,205
942,000	Keppel Corp Ltd	8,095,626
2,531,000	Neptune Orient Lines Ltd	3,904,838
3,812,000	Sembcorp Industrie	7,295,075
23,000	Singapore Press Holdings Ltd	62,729
		26,187,473
	Spain — 2.6%
43,439	Acciona SA	6,055,609
246,150	ACS Actividades de Construccion y Servicios SA	9,179,745
96,179	Fomento de Construcciones y Contratas SA	6,539,038
54,123	Grupo Ferrovial SA	4,051,851
780,934	Iberdrola SA	24,630,740
371,813	Inditex SA	13,346,747
168,376	Indra Sistemas SA	3,350,636
78,436	Metrovacesa SA	5,839,409
157,047	Repsol YPF SA	4,389,703
177,178	Sacyr Vallehermoso SA	4,981,480
		82,364,958
	Sweden — 1.5%
245,400	Electrolux AB	6,787,148
352,950	Hennes & Mauritz AB Class B (a)	12,860,516
1,033,500	Nordea AB	11,682,263

See accompanying notes to the financial statements.

9

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	Sweden — continued
280,800	Securitas AB	5,158,835
350,000	SKF AB Class B	5,082,273
142,400	Svenska Cellulosa - Series B Free	5,971,494
		47,542,529
	Switzerland — 4.3%
51,764	Alcon Inc	5,961,142
94,336	Credit Suisse Group	5,224,817
52,397	Lonza Group AG (Registered)	3,398,902
72,202	Nestle SA (Registered)	21,227,652
20,936	Nobel Biocare AG	4,674,526
520,291	Roche Holding AG (Non Voting)	76,871,404
8,633	Serono SA	6,125,578
6,355	Societe Generale de Surveillance Holding SA (Registered)	5,865,596
65,917	Swiss Reinsurance Co (Registered)	4,695,620
		134,045,237
	United Kingdom — 18.4%
787,534	Anglo American Plc	29,337,767
2,698,953	ARM Holdings Plc	6,507,677
1,787,919	AstraZeneca Plc	82,571,145
1,144,430	Barclays Plc	13,404,712
485,139	Barratt Developments Plc	8,788,690
1,132,427	BHP Billiton Plc	19,031,207
4,151,726	BP Plc	45,926,627
326,767	British American Tobacco Plc	7,785,244
736,602	British Sky Broadcasting Plc	6,528,977
595,501	Cadbury Schweppes Plc	6,049,408
173,421	Cairn Energy Plc *	5,865,298
7,892,536	Centrica Plc	40,203,840
1,626,540	Cobham Group Plc	4,844,873
2,077,064	DSG International Plc	6,263,331

See accompanying notes to the financial statements.

10

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares	Description	Value ($)
	United Kingdom — continued
327,893	Enterprise Inns Plc	5,152,085
799,146	Gallaher Group Plc	12,383,062
1,451,199	GlaxoSmithKline Plc	36,859,028
759,111	HBOS Plc	14,137,003
784,200	ICAP Plc	6,109,848
1,238,579	Imperial Tobacco Group Plc	37,250,166
909,900	Ladbrokes Group	5,873,485
213,259	Man Group Plc	8,638,911
403,872	Next Plc	11,681,333
455,390	Provident Financial Plc	4,803,661
1,193,972	Rentokil Initial Plc	3,288,124
474,814	Rio Tinto Plc	22,345,769
315,112	Royal Bank of Scotland Group	10,540,160
2,313,259	Royal Dutch Shell Group Class A	69,738,961
505,499	Royal Dutch Shell Plc B Shares	15,893,135
1,195,627	Sage Group Plc	5,811,058
1,521,714	Unilever Plc	15,656,686
539,121	Wimpey (George) Plc	5,226,919
		574,498,190
	TOTAL COMMON STOCKS (COST $2,491,101,886)	2,936,432,797
	PREFERRED STOCKS — 0.4%
	Germany — 0.4%
28,429	Fresenius Medical Care AG (Non Voting) 0.92%	4,561,985
165,280	Volkswagen AG 2.82%	8,516,851
		13,078,836
	TOTAL PREFERRED STOCKS (COST $7,591,215)	13,078,836

See accompanying notes to the financial statements.

11

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2006

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 7.2%
137,700,000	ING Bank Time Deposit, 4.57%, due 03/01/06	137,700,000
70,859,603	The Boston Global Investment Trust (b)	70,859,603
15,700,000	U.S. Treasury Bill, 4.64%, due 08/24/06 (c) (d)	15,354,788
	TOTAL SHORT-TERM INVESTMENT(S) (COST $223,912,668)	223,914,391
	TOTAL INVESTMENTS — 101.7% (Cost $2,722,605,769)	3,173,426,024
	Other Assets and Liabilities (net) — (1.7%)	(53,506,973)
	TOTAL NET ASSETS — 100.0%	$3,119,919,051

See accompanying notes to the financial statements.

12

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
February 28, 2006

A summary of outstanding financial instruments at February 28, 2006 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency		Value	Net Unrealized Appreciation (Depreciation)
Buys
	5/26/06	CHF	78,127,358	$60,075,285	$(267,847)
	5/26/06	EUR	15,001,987	17,975,856	18,349
	5/26/06	GBP	6,151,844	10,799,383	(40,296)
	5/26/06	HKD	56,371,572	7,276,020	(6,752)
	5/26/06	JPY	17,045,204,407	148,927,437	3,226,293
	5/26/06	NOK	380,545,227	56,701,670	144,264
	5/26/06	SEK	934,996,005	118,930,260	(886,572)
	5/26/06	SGD	11,853,090	7,328,069	47,630
					$2,235,069
Sales
	5/26/06	AUD	74,463,009	$55,192,355	$(404,760)
	5/26/06	CAD	107,136,354	94,490,557	(1,349,226)
5/26/06	DKK		170,217,222	27,328,291	(36,077)
	5/26/06	GBP	48,964,322	85,955,439	(766,850)
	5/26/06	HKD	314,744,042	40,624,802	311
					$(2,556,602)

See accompanying notes to the financial statements.

13

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
February 28, 2006

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
429	SPI 200	Mar-06	$39,211,351	$2,495,839
16	DAX	Mar-06	2,767,579	40,483
204	IBEX 35	Mar-06	28,622,059	787,691
55	CAC40 10	Mar-06	3,280,570	26,735
88	FTSE 100	Mar-06	8,898,128	48,317
7	HANG SENG	Mar-06	714,581	10,954
6	S&P/MIB	Mar-06	1,348,730	27,039
519	TOPIX	Mar-06	74,338,214	420,968
7,088	OMXS 30	Mar-06	89,039,487	(219,862)
				$3,638,164
Sales
1,250	S&P Toronto 60	Mar-06	145,100,972	$(5,042,037)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

(c)  Rate shown represents yield-to-maturity.

(d)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

As of February 28, 2006, 88.6% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

AUD - Australian Dollar	GBP - British Pound

CAD - Canadian Dollar	HKD - Hong Kong Dollar

CHF - Swiss Franc	JPY - Japanese Yen

DKK - Danish Krone	NOK - Norwegian Krone

EUR - Euro	SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

14

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — February 28, 2006

Assets:
Investments, at value, including securities on loan of $66,435,513 (cost $2,722,605,769) (Note 2)	$3,173,426,024
Cash	1,806,256
Foreign currency, at value (cost $2,630,200) (Note 2)	2,636,954
Receivable for Fund shares sold	22,788,777
Dividends and interest receivable	4,671,266
Foreign taxes receivable	697,767
Unrealized appreciation on open forward currency contracts (Note 2)	3,436,847
Receivable for expenses reimbursed by Manager (Note 3)	270,340
Total assets	3,209,734,231
Liabilities:
Collateral on securities loaned (Note 2)	70,859,603
Payable for Fund shares repurchased	11,243,122
Payable to affiliate for (Note 3):
Management fee	1,222,990
Shareholder service fee	352,786
Trustees and Chief Compliance Officer fees	6,967
Unrealized depreciation on open forward currency contracts (Note 2)	3,758,380
Payable for variation margin on open futures contracts (Note 2)	1,660,973
Accrued expenses	710,359
Total liabilities	89,815,180
Net assets	$3,119,919,051
Net assets consist of:
Paid-in capital	$2,586,060,227
Distributions in excess of net investment income	(5,978,467)
Accumulated net realized gain	90,728,619
Net unrealized appreciation	449,108,672
$3,119,919,051
Net assets attributable to:
Class III shares	$3,119,919,051
Shares outstanding:
Class III	104,352,703
Net asset value per share:
Class III	$29.90

See accompanying notes to the financial statements.

15

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Operations — Year Ended February 28, 2006

Investment Income:
Dividends (net of withholding taxes of $4,953,503)	$54,645,046
Interest (including securities lending income of $1,391,983)	6,775,677
Total investment income	61,420,723
Expenses:
Management fee (Note 3)	12,633,301
Shareholder service fee – Class III (Note 3)	3,579,243
Custodian and fund accounting agent fees	1,217,510
Transfer agent fees	28,461
Audit and tax fees	75,626
Legal fees	43,633
Trustees fees and related expenses (Note 3)	108,815
Registration fees	382,343
Miscellaneous	61,952
Total expenses	18,130,884
Fees and expenses reimbursed by Manager (Note 3)	(1,834,227)
Net expenses	16,296,657
Net investment income (loss)	45,124,066
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	169,143,592
Closed futures contracts	11,994,426
Foreign currency, forward contracts and foreign currency related transactions	(43,867,355)
Net realized gain (loss)	137,270,663
Change in net unrealized appreciation (depreciation) on:
Investments	217,741,437
Open futures contracts	(2,748,530)
Foreign currency, forward contracts and foreign currency related transactions	(2,971,679)
Net unrealized gain (loss)	212,021,228
Net realized and unrealized gain (loss)	349,291,891
Net increase (decrease) in net assets resulting from operations	$394,415,957

See accompanying notes to the financial statements.

16

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2006	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$45,124,066	$16,252,310
Net realized gain (loss)	137,270,663	49,659,516
Change in net unrealized appreciation (depreciation)	212,021,228	167,523,666
Net increase (decrease) in net assets from operations	394,415,957	233,435,492
Distributions to shareholders from:
Net investment income
Class III	(8,503,002)	(16,244,197)
Net realized gains
Class III	(120,000,273)	(21,060,601)
	(128,503,275)	(37,304,798)
Net share transactions (Note 7):
Class III	1,200,953,519	891,818,019
Total increase (decrease) in net assets	1,466,866,201	1,087,948,713
Net assets:
Beginning of period	1,653,052,850	565,104,137
End of period (including distributions in excess of net investment income of $5,978,467 and $1,181,397, respectively)	$3,119,919,051	$1,653,052,850

See accompanying notes to the financial statements.

17

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Year Ended February 28/29,
	2006	2005	2004	2003	2002(a)
Net asset value, beginning of period	$27.22	$23.67	$16.83	$19.65	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.53	0.40	0.29	0.25	0.01
Net realized and unrealized gain (loss)	3.57	3.94	6.81	(2.46)	(0.36)
Total from investment operations	4.10	4.34	7.10	(2.21)	(0.35)
Less distributions to shareholders:
From net investment income	(0.10)	(0.33)	(0.26)	(0.61)	—
From net realized gains	(1.32)	(0.46)	—	—	—
Total distributions	(1.42)	(0.79)	(0.26)	(0.61)	—
Net asset value, end of period	$29.90	$27.22	$23.67	$16.83	$19.65
Total Return(b)	15.54%	18.66%	42.33%	(11.40)%	(1.75	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,119,919	$1,653,053	$565,104	$178,804	$84,884
Net expenses to average daily net assets	0.68%	0.69%	0.69%	0.69%	0.69	%*
Net investment income to average daily net assets	1.89%	1.64%	1.38%	1.32%	0.36	%*
Portfolio turnover rate	57%	52%	63%	78%	15	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08%	0.09%	0.16%	0.22%	0.65	%*

(a)  Period from November 30, 2001 (commencement of operations) through February 28, 2002.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the period shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
February 28, 2006

1.  Organization

GMO International Growth Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide a series of shares into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO International Growth Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005 ("Purchase Date"). For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Statement of Operations is shown for the entire fiscal year ending February 28, 2006, the Statements of Changes in Net Assets are shown for the entire fiscal years ending February 28, 2006 and 2005, and the Financial Highlights are shown for each of the fiscal years ending February 28/29, 2006, 2005, 2004, 2003 and 2002.

The Fund seeks a high total return through investing primarily in equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not

19

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 28, 2006.

20

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Futures contracts

The Fund may purchase and sell futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts entered into by the Fund as of February 28, 2006.

Options

The Fund may write call and put options on futures, securities or currencies. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of February 28, 2006, the Fund did not enter into any written option contracts.

21

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of February 28, 2006, the Fund did not enter into any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

22

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 2006, the Fund did not enter into any swap agreements.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of February 28, 2006, the Fund had loaned securities having a market value of $66,435,513, collateralized by cash in the amount of $70,859,603, which was invested in short term instruments.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. During the years ended February 28, 2006 and

23

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

February 28, 2005, the tax character of distributions paid was as follows: ordinary income – $76,508,315 and $18,045,788, respectively and long-term capital gains – $51,994,960 and $19,259,010, respectively.

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of $28,628,682 and $62,264,011 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to passive foreign investment company transactions.

As of February 28, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,729,074,897	$465,693,961	$(21,342,834)	$444,351,127

The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 2006. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions and redemption in-kind transactions. Net gains resulting from in-kind transactions were $3,446,298. The financial highlights exclude these adjustments.

Distributions in Investment Income	Accumulated Excess of Net Realized Gain	Net Paid-in Capital
$(41,418,134)	$37,985,190	$3,432,944

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

24

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

Effective September 16, 2005, GMO earns a management fee paid monthly at the annual rate of 0.52% of the Fund's average daily net assets. Prior to September 16, 2005, GMO earned a management fee paid monthly at the annual rate of 0.54% of the Predecessor Fund's average daily net assets (See Note 1). The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Effective September 16, 2005, GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.52% of average daily net assets. Prior to September 16, 2005, the rate was 0.54% of the Predecessor Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the year ended February 28, 2006 was $56,468 and $17,069, respectively. No remuneration was paid to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $2,252,258,471 and $1,261,821,426, respectively.

25

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
February 28, 2006

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of February 28, 2006, 47.2% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of February 28, 2006, less than 0.1% of the Fund's shares were held by four related parties comprised of certain GMO employee accounts, and 97.3% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Year Ended February 28, 2006		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	55,020,086	$1,524,390,777	39,139,271	$945,516,996
Shares issued to shareholders in reinvestment of distributions	4,627,472	127,858,155	1,411,800	36,147,331
Shares repurchased	(15,502,785)	(436,220,849)	(3,692,772)	(89,846,308)
Redemption in-kind	(524,991)	(15,074,564)	—	—
Net increase (decrease)	43,619,782	$1,200,953,519	36,858,299	$891,818,019

26

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and the Shareholders of
GMO International Growth Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Growth Equity Fund (the "Fund") (a series of GMO Trust) at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Fund is the successor to GMO International Growth Fund and includes the operations of GMO International Growth Fund for periods prior to September 16, 2005.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 5, 2006

27

GMO International Growth Equity Fund

(A Series of GMO Trust)

Fund Expenses
February 28, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six months ended February 28, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.67%	$1,000.00	$1,098.40	$3.49
2) Hypothetical	0.67%	$1,000.00	$1,021.47	$3.36

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended February 28, 2006, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

28

GMO International Growth Equity Fund

(A Series of GMO Trust)

Tax Information (Unaudited) for the Tax Year Ended February 28, 2006

During the year ended February 28, 2006, the Fund paid foreign taxes of $4,953,503 and recognized foreign source income of $59,583,388.

The Fund's distributions to shareholders include $51,994,960 from long-term capital gains.

For taxable, non-corporate shareholders, 55.64% of the income and short-term capital gains, if any, distributed in the Fund's fiscal year ended February 28, 2006 represents qualified dividend income subject to the 15% rate category.

The Fund hereby designates as qualified interest income and qualified short-term capital gains with respect to its taxable year ended February 28, 2006, $1,046,951 and $35,103,946, respectively, or if determined to be different, the qualified interest income and qualified short-term gains of such year.

29

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
February 28, 2006 (Unaudited)

In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an "interested person" of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees met on June 28, 2005 to discuss the materials provided by the Manager for purposes of considering the Manager's proposal to establish the Fund, as well as seven other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The investment management agreement for each fund was considered separately; however, the Trustees noted the common interests of the funds. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to their approval of the Fund's investment management agreement. Matters considered by the Trustees included the following:

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the performance of an existing fund of the Trust with a comparable investment program (the "Predecessor Fund").1 The Trustees noted the generally positive performance of the Predecessor Fund over various time periods. The Trustees also considered the competence of the personnel responsible for managing the Predecessor Fund, the support those personnel received from the Manager, the investment techniques used to manage the Predecessor Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered that the Fund's advisory fee and projected expense ratio were lower than the advisory fee and expense ratio of the Predecessor Fund. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very favorably to those of most other comparable funds included in the Lipper data. The Fund's advisory fee ranked in the first quintile in its Lipper-determined expense group. In addition, the Fund's total expense ratio for its Class III Shares ranked in the first quintile in its Lipper-determined expense group. In evaluating the Fund's advisory fee, the Trustees also took into account the sophistication of the investment techniques to be used to manage the

1  For tax, accounting and performance reporting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations.

30

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees had, however, considered the Manager's profitability with respect to the Predecessor Fund in approving the continuance of the management contract for the Predecessor Fund, and they noted the management fee payable by the Fund would be lower than that paid by the Predecessor Fund. The Trustees did, moreover, consider both the actual dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements, and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the funds of the Trust would be advised and distributed by an organization with strong retail sales capabilities. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses and the reputation of the Fund's other service providers.

31

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
February 28, 2006 (Unaudited)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the end of the meeting of the Trustees on June 28, 2005, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

32

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

Independent Trustees:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald W. Glazer, Esq. c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Business and Law[2], Vice Chair (since 2002) and Secretary, Provant, Inc.; Author of Legal Treatises.	54	None

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

2  As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2004 and December 31, 2005 these entities paid $373,499 and $489,128 respectively, in legal fees and disbursements to Goodwin.

33

Independent Trustees — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jay O. Light c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/13/1941	Trustee	Since May 1996	Acting Dean (since 2005), Senior Associate Dean (1998 – 2005), and Professor of Business Administration, Harvard Business School.	54	Director of Harvard Management, Company, Inc. and Verde, Inc.; Director of Partners HealthCare Systems, Inc.; and Chair of its Investment Committee.[3]

W. Nicholas Thorndike c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 03/28/1933	Trustee	Since March 2005	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989 – present); Putnam Funds (December 1992 – June 2004); and Providence Journal (a newspaper publisher) (December 1986 – December 2003).	54	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare Systems, Inc.

1  Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

3  Mr. Light is a director of Harvard Management Company, Inc. and Verde, Inc.; Director of Partners HealthCare System, Inc. and Chair of its Investment Committee. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and none of these companies is a registered investment company.

34

Principal Officers:

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
Scott Eston c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/20/1956	President and Chief Executive Officer	President and Chief Executive Officer since October 2002; Vice President from August 1998 – October 2002.	Chief Financial Officer, Chief Operating Officer (2000 – present) and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 04/25/1957	Chief Financial Officer and Treasurer	Chief Financial Officer since February 2000; Treasurer since February 1998.	Member, Grantham, Mayo, Van Otterloo & Co. LLC.

Brent C. Arvidson c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/24/1968	Assistant Treasurer	Since September 2004.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004 – present); Vice President, Director of Tax, Columbia Management Group (2002 – 2004) and Senior Tax Manager (2000 – 2002), PricewaterhouseCoopers LLP.

Michael E. Gillespie c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004 – February 2005) and Director of Domestic Compliance (March 2002 – June 2004), Fidelity Investments; Vice President and Senior Counsel, State Street Bank and Trust Company (May 1998 – March 2002).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

35

Principal Officers — (Continued)

Name, Address, and DOB	Position(s) Held with Trust	Term of Office[4] and Length of Time Served	Principal Occupation(s) During Past Five Years
David L. Bohan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 06/21/1964	Vice President and Clerk	Since March 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC. (September 2003 – present); Attorney, Goodwin Procter LLP (September 1996 – September 2003).

Scott D. Hogan c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 01/06/1970	Vice President and Secretary	Since June 2005; Acting Chief Compliance Officer, October 2004 – February 2005.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2000 – present).

Julie L Perniola c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/07/1970	Vice President	Vice President, February 2003 – present; Anti-Money Laundering Compliance Officer, February 2003 – December 2004.	Chief Compliance Officer (April 1995 – present), Grantham, Mayo, Van Otterloo & Co. LLC and Anti-Money Laundering Reporting Officer (February 2003 – December 2004).

Cheryl Wakeham c/o GMO Trust 40 Rowes Wharf Boston, MA 02110 DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (February 1999 – present).

4  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

36

Item 2. Code of Ethics.

As of February 28, 2006, the registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. During the year ended February 28, 2006, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the registrant’s Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee. The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services. *

(a)          AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2006 and 2005 were $1,864,500 and $1,410,202, respectively.

(b)         AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2006 and 2005 for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $48,100 and $0, respectively.  The aggregate fees billed in 2006 and 2005 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $312,262 and $287,000, respectively.

(c)          TAX FEES:  The aggregate fees billed to the registrant in 2006 and 2005 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations were $715,213 and $598,775, respectively.   The aggregate fees billed in 2006 and 2005 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $8,250 and $26,863, respectively.

(d)         ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2006 or 2005.

(e)          (1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved.  Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on, auditor independence; and (4) those permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on, auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)          (2) None.

(f)            Not applicable.

(g)         NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2006 and 2005 for non-audit services rendered to the registrant, the registrant’s Service Affiliates were $1,105,825 and $984,938, respectively.  For the fiscal year ended February 28, 2006, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $22,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.  For the fiscal year ended February 28, 2005, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $72,300 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)         The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the registrant’s auditors.

*Includes information regarding all series of GMO Trust.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments.

The complete schedule of investments for each Covered Series of the registrant is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant with respect to the Covered Series on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics described in Item 2 is attached.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX—99.CERT.

(a)(3)  Not applicable to this registrant

(b)         Certifications by the Chief Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By:	/s/ Scott Eston
Name: Scott Eston
Title: Chief Executive Officer
Date:	May 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Eston
Name: Scott Eston
Title: Chief Executive Officer
Date:	May 17, 2006

By:	/s/ Susan Randall Harbert
Name: Susan Randall Harbert
Title: Principal Financial Officer
Date:	May 17, 2006